     As filed with the Securities and Exchange Commission on April 10, 2008

                                                     Registration No. 333-106806
                                                                      811-21397


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 9                    ( X )

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 15                          ( X )

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                          Charles A. Whites, Jr., Esq.
                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010
                    (Name and Address of Agent for Service)

                                    Copy to:

Richard T. Choi, Esq.                            Thomas F. English, Esq.
Jorden Burt LLP                                  Senior Vice President
1025 Thomas Jefferson Street, NW                 and Chief Insurance Counsel
Suite 400 East                                   New York Life Insurance Company
Washington, D.C.  20007-5208                     51 Madison Avenue
                                             New York, New York  10010


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 1, 2008 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2008

                                       FOR
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                 (FORMERLY LIFESTAGES(R) ELITE VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)

              51 MADISON AVENUE, ROOM 251, NEW YORK, NEW YORK 10010

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This Prospectus describes the individual flexible premium New York Life Elite Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.



     The New York Life Elite Variable Annuity Policy differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments made under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance.


     NYLIAC offers an individual single premium version of the New York Life Elite Variable Annuity in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington. The single premium version is described in Appendix 1 of this Prospectus. The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and

          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, one of Our Dollar Cost Averaging programs, and the variable Investment Divisions listed below.




  -  MainStay VP Balanced--Service Class
  -  MainStay VP Bond--Service Class
  -  MainStay VP Capital Appreciation--Service
     Class
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock--Service Class
  -  MainStay VP Conservative Allocation--Service
     Class
  -  MainStay VP Convertible--Service Class
  -  MainStay VP Developing Growth--Service Class
  -  MainStay VP Floating Rate--Service Class
  -  MainStay VP Government--Service Class
  -  MainStay VP Growth Allocation--Service Class
  -  MainStay VP High Yield Corporate
     Bond--Service Class
  -  MainStay VP ICAP Select Equity--Service
     Class
  -  MainStay VP International Equity--Service
     Class
  -  MainStay VP Large Cap Growth--Service Class
  -  MainStay VP Mid Cap Core--Service Class
  -  MainStay VP Mid Cap Growth--Service Class
  -  MainStay VP Mid Cap Value--Service Class
  -  MainStay VP Moderate Allocation--Service
     Class
  -  MainStay VP Moderate Growth
     Allocation--Service Class
  -  MainStay VP S&P 500 Index--Service Class
  -  MainStay VP Small Cap Growth--Service Class
  -  MainStay VP Total Return--Service Class
  -  MainStay VP Value--Service Class*
  -  Alger American SmallCap Growth--Class S
     Shares (formerly Alger American Small
     Capitalization)
  -  CVS Calvert Social Balanced Portfolio
  -  Columbia Small Cap Value Fund, Variable
     Series--Class B
  -  Dreyfus IP Technology Growth--Service Shares
  -  Fidelity(R) VIP Contrafund(R)--Service Class
     2
  -  Fidelity(R) VIP Equity-Income--Service Class
     2
  -  Fidelity(R) VIP Mid Cap--Service Class 2
  -  Janus Aspen Series Balanced--Service Shares
  -  Janus Aspen Series Worldwide Growth--Service
     Shares
  -  MFS(R) Investors Trust Series--Service Class
  -  MFS(R) Research Series--Service Class
  -  MFS(R) Utilities Series--Service Class
  -  Neuberger Berman AMT Mid-Cap Growth
     Portfolio--Class S
  -  Royce Micro-Cap Portfolio--Investment Class
  -  Royce Small-Cap Portfolio--Investment Class
  -  T. Rowe Price Equity Income Portfolio II
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets
     Equity--Class II
  -  Victory VIF Diversified Stock--Class A
     Shares




* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

     WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF THESE VARIABLE INVESTMENT DIVISIONS. DEPENDING ON MARKET CONDITIONS, YOU CAN MAKE OR LOSE MONEY IN ANY OF THE INVESTMENT DIVISIONS.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, The Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019, or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.


     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission, ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019, or write to Us at the address noted above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                TABLE OF CONTENTS



                                       PAGE
                                       ----
DEFINITIONS..........................     3
TABLE OF FEES AND EXPENSES...........     4
QUESTIONS AND ANSWERS ABOUT
  NEW YORK LIFE ELITE VARIABLE
  ANNUITY............................    18
HOW DO I CONTACT NYLIAC?.............    22
FINANCIAL STATEMENTS.................    23
CONDENSED FINANCIAL INFORMATION......    24
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................    26
  New York Life Insurance and Annuity
     Corporation.....................    26
  The Separate Account...............    26
  The Portfolios.....................    26
  Additions, Deletions, or
     Substitutions of Investments....    29
  Reinvestment.......................    29
THE POLICIES.........................    29
  Selecting the Variable Annuity
     That's Right for You............    30
  Qualified and Non-Qualified
     Policies........................    32
  Policy Application and Premium
     Payments........................    32
  Payments Returned for Insufficient
     Funds...........................    33
  Your Right to Cancel ("Free
     Look")..........................    33
  Issue Ages.........................    33
  Transfers..........................    34
     Limits on Transfers.............    34
  Virtual Service Center and
     Interactive Voice Response
     System..........................    36
  Dollar Cost Averaging (DCA)
     Programs........................    37
     (a) Traditional Dollar  Cost
         Averaging...................    38
     (b) The DCA Advantage Account...    39
  Automatic Asset Reallocation.......    39
  Interest Sweep.....................    40
  Accumulation Period................    40
     (a) Crediting of Premium
         Payments....................    40
     (b) Valuation of Accumulation
         Units.......................    41
  Riders.............................    41
     (a) Living Needs Benefit Rider..    41
     (b) Unemployment Benefit
         Rider.......................    41
     (c) Annual Death Benefit Reset
         Rider (optional)............    41
     (d) Investment Protection Plan
         Rider (optional)............    43
     (e) Enhanced Beneficiary Benefit
         Rider (optional)............    44
     (f) Enhanced Spousal Continuance
         Rider (optional)............    46
     (g) Upromise Account Rider
         (optional)..................    46
  Policyowner Inquiries..............    47
  Records and Reports................    47
CHARGES AND DEDUCTIONS...............    47
  Surrender Charges..................    47
  Amount of Surrender Charge.........    48
  Exceptions to Surrender Charges....    48
  Mortality and Expense Risk and
     Administrative Costs Charge.....    48
OTHER CHARGES........................    50
     (a) Policy Service Charge.......    50
     (b) Fund Charges................    51
     (c) Annual Death Benefit Reset
         Rider Charge (optional).....    51
     (d) Investment Protection Plan
         Rider Charge (optional).....    51
     (e) Rider Risk Charge Adjustment
         (optional)..................    51
     (f) Enhanced Beneficiary Benefit
         Rider Charge (optional).....    52
     (g) Transfer Fees...............    52
  Group and Sponsored Arrangements...    52
  Taxes..............................    52
DISTRIBUTIONS UNDER THE POLICY.......    52
  Surrenders and Withdrawals.........    52
     (a) Surrenders..................    53
     (b) Partial Withdrawals.........    53
     (c) Periodic Partial
         Withdrawals.................    53
     (d) Hardship Withdrawals........    54
  Required Minimum Distribution
     Option..........................    54
  Our Right to Cancel................    54
  Annuity Commencement Date..........    54
  Death Before Annuity Commencement..    55
  Income Payments....................    55
     (a) Election of Income Payment
         Options.....................    55
     (b) Proof of Survivorship.......    56
  Delay of Payments..................    56
  Designation of Beneficiary.........    56
  Restrictions Under Code Section
     403(b)(11)......................    57
THE FIXED ACCOUNT....................    57
  (a) Interest Crediting.............    57
  (b) Transfers to the Investment
     Divisions.......................    57
THE DCA ADVANTAGE ACCOUNT............    58
FEDERAL TAX MATTERS..................    58
  Introduction.......................    58
  Taxation of Annuities in General...    58
  Qualified Policies.................    59
     (a) 403(b) Plans................    60
     (b) Individual Retirement
         Annuities...................    60
     (c) Roth Individual Retirement
         Annuities...................    60
     (d) Inherited IRAs..............    61
     (e) SIMPLE IRAs.................    61
  Taxation of Death Benefits.........    62
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................    62
VOTING RIGHTS........................    62
TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........    64
APPENDIX 1...........................   A-1




THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ADJUSTED PREMIUM PAYMENT--The total dollar amount of premium payments made under the policy and initially allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the Policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

CODE--The Internal Revenue Code of 1986, as amended.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE ACCOUNT--The 6-month period account from which you are permitted to transfer amounts to the Investment Divisions proportionally on a monthly basis.

DCA ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and an annual policy service charge that may already have been assessed. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of all premium payments allocated to the Fixed Account plus interest credited on those premium payments, less any transfer or partial withdrawals from the Fixed Account, and less any surrender charges, rider charges and policy service charges deducted from the Fixed Account.

FUND--A diversified, open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

INVESTMENT DIVISIONS--The Investment Divisions of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ELITE VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-IV, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                                  8.00%
as a percentage of the amount withdrawn(1)
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a        $30
Policy Year (currently no charge for the first 12 transfers in a Policy
Year).
--------------------------------------------------------------------------------------



(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 7% during Payment Year 4; 6% during Payment Year 5; 5% during Payment Year 6; 4% during Payment Year 7; 3% during Payment Year 8; and 0% thereafter. In some states, the percentages applied to calculate the maximum Surrender Charge are modified as indicated in Appendix I of this Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


--------------------------------------------------------------------------------------
Annual Policy Service Charge (for policies with less than $100,000                $30
Accumulation Value)
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE     1.70%
COSTS CHARGE (calculated as an annualized percentage of the Adjusted Premium
Payments allocated to the Investment Divisions and the DCA Advantage Account,
deducted on a quarterly basis; a pro rata portion of the charge may be deducted on the date the policy is surrendered and upon payment of death benefit proceeds based on the Accumulation Value).
--------------------------------------------------------------------------------------



                             OPTIONAL RIDER CHARGES


--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ANNUAL DEATH BENEFIT RESET RIDER CHARGE (calculated as      1.00%
  an annualized percentage of the Reset Value as of the last Policy
  Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term
  "Reset Value," see "THE POLICIES-Riders-Annual Death Benefit Reset
  Rider").
--------------------------------------------------------------------------------------
     Current Annual Death Benefit Rider Charge if the oldest Owner or            0.30%
     Annuitant is age 65 or younger
--------------------------------------------------------------------------------------
     Current Annual Death Benefit Rider Charge if the oldest Owner or            0.35%
     Annuitant is age 66 to 75 inclusive
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE (calculated as      1.00%
  an annualized percentage of the amount that is guaranteed under this rider, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
     Current Investment Protection Plan Rider Charge                             0.45%
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time charge for           2.00%
  cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the
  Investment Protection Plan Rider; please contact your Registered
  Representative to determine the percentage We are currently charging before you select this feature).
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated       1.00%
  as an annualized percentage of the policy's Accumulation Value, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
     Current Enhanced Beneficiary Benefit Rider Charge                           0.30%
--------------------------------------------------------------------------------------

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


------------------------------------------------------------------------------------------
                                                                          MINIMUM  MAXIMUM
------------------------------------------------------------------------------------------
 Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and
     other expenses as of 12/31/07                                         0.49%    1.93%
------------------------------------------------------------------------------------------




 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2007. The Fund or its agents provided the fees and charges that are based on 2007 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.


                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     ESTIMATED
                                                                                                    UNDERLYING     TOTAL FUND
                                              ADVISORY   ADMINISTRATION      12B-1       OTHER    PORTFOLIO FEES     ANNUAL
                    FUND                         FEE           FEE        FEES(sec.)   EXPENSES    AND EXPENSES     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative                        0.00%         0.00%          0.25%       0.08%(a)      0.60%(b)       0.93%
Allocation -- Service Class
MainStay VP Growth Allocation -- Service        0.00%         0.00%          0.25%       0.07%(c)      0.72%(b)       1.04%
Class
MainStay VP Moderate Allocation -- Service      0.00%         0.00%          0.25%       0.06%(c)      0.63%(b)       0.94%
Class
MainStay VP Moderate Growth                     0.00%         0.00%          0.25%       0.05%(c)      0.68%(b)       0.98%
Allocation -- Service Class





(#) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. For the year ended December 31, 2007, NYLIM recouped 0.01% in expenses which are not included in the table above.



(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2007. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds and the actual expenses of the Underlying Portfolios/Funds.



(c) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. Expenses have been restated to reflect current fees.

---------------------------------------------------------------------------------------------------------------------
                                                                                                           TOTAL FUND
                                         ADVISORY    ADMINISTRATION            12B-1             OTHER       ANNUAL
                 FUND                      FEES           FEES              FEES(sec.)         EXPENSES    EXPENSE(A)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class      0.75%(b)      0.00%                 0.25%             0.07%(c)     1.07%(d)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Service Class          0.49%(e)(f)   0.00%                 0.25%             0.05%(f)     0.79%
---------------------------------------------------------------------------------------------------------------------
MainStay VP Capital
  Appreciation -- Service Class            0.61%(g)(f)   0.00%                 0.25%             0.04%(f)     0.90%
---------------------------------------------------------------------------------------------------------------------
MainStay VP Cash Management                0.44%(h)(f)   0.00%                 0.00%             0.05%(f)     0.49%
---------------------------------------------------------------------------------------------------------------------
MainStay VP Common Stock -- Service
  Class                                    0.54%(i)(f)   0.00%                 0.25%             0.05%(c)(f)  0.84%(d)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Convertible -- Service
  Class                                    0.60%(j)(f)   0.00%                 0.25%             0.06%(c)(f)  0.91%(d)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Developing
  Growth -- Service Class                  0.80%(k)(f)   0.00%                 0.25%             0.12%(f)     1.17%
---------------------------------------------------------------------------------------------------------------------
MainStay VP Floating Rate -- Service
  Class                                    0.60%(l)      0.00%                 0.25%             0.07%        0.92%
---------------------------------------------------------------------------------------------------------------------
MainStay VP Government -- Service
  Class                                    0.50%(m)(f)   0.00%                 0.25%             0.06%(f)     0.81%
---------------------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
  Bond -- Service Class                    0.56%(n)(f)   0.00%                 0.25%             0.05%(c)(f)  0.86%(d)
---------------------------------------------------------------------------------------------------------------------
MainStay VP ICAP Select
  Equity -- Service Class                  0.78%(o)(f)   0.00%                 0.25%             0.06%(f)     1.09%
---------------------------------------------------------------------------------------------------------------------
MainStay VP International
  Equity -- Service Class                  0.88%(p)(f)   0.00%                 0.25%             0.09%(c)(f)  1.22%(d)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Large Cap
  Growth -- Service Class                  0.75%(q)(f)   0.00%                 0.25%             0.05%(f)     1.05%(r)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Core -- Service
  Class                                    0.85%(s)      0.00%                 0.25%             0.06%(c)     1.16%(d)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Growth -- Service
  Class                                    0.75%(t)      0.00%                 0.25%             0.05%(c)     1.05%(d)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Value -- Service
  Class                                    0.70%(u)      0.00%                 0.25%             0.06%(c)     1.01%(d)
---------------------------------------------------------------------------------------------------------------------
MainStay VP S&P 500 Index -- Service
  Class                                    0.29%(v)(f)   0.00%                 0.25%             0.04%(f)     0.58%
---------------------------------------------------------------------------------------------------------------------
MainStay VP Small Cap
  Growth -- Service Class                  0.90%(w)      0.00%                 0.25%             0.06%        1.21%
---------------------------------------------------------------------------------------------------------------------
MainStay VP Total Return -- Service
  Class                                    0.57%(x)(f)   0.00%                 0.25%             0.06%(c)(f)  0.88%(d)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Value -- Service Class(*)      0.36%(l)      0.20%                 0.25%             0.05%(c)     0.86%(d)
---------------------------------------------------------------------------------------------------------------------
Alger American SmallCap
  Growth -- Class S Shares(**)             0.81%         0.00%                 0.25%             0.15%        1.21%
---------------------------------------------------------------------------------------------------------------------
CVS Calvert Social Balanced Portfolio     0.425%(y)      0.275%                0.00%             0.20%        0.90%
---------------------------------------------------------------------------------------------------------------------
Columbia Small Cap Value Fund,
  Variable Series -- Class B               0.80%(z)      0.00%                 0.25%             0.09%(aa)    1.14%(bb)
---------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology
  Growth -- Service Class                  0.75%(cc)     0.00%                 0.25%             0.10%(dd)    1.10%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP
  Contrafund(R) -- Service Class 2         0.56%(y)      0.00%                 0.25%             0.09%        0.90%(ee)
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-
  Income -- Service Class 2                0.46%(y)      0.00%                 0.25%             0.09%        0.80%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap -- Service
  Class 2                                  0.56%(y)      0.00%                 0.25%             0.10%        0.91%(ee)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced -- Service
  Shares                                   0.55%(ff)     0.00%                 0.25%             0.02%        0.82%
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide
  Growth -- Service Shares(gg)             0.65%(ff)     0.00%                 0.25%             0.02%        0.92%
---------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust
  Series -- Service Class                  0.75%(l)      0.00%                 0.25%             0.10%        1.10%(hh)
---------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series -- Service
  Class                                    0.75%(l)      0.00%                 0.25%             0.13%        1.13%(hh)
---------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -- Service
  Class                                    0.75%(l)      0.00%                 0.25%             0.10%        1.10%(hh)
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap
  Growth -- Class S                        0.82%(ii)     0.00%                 0.25%             0.07%        1.14%(jj)
---------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap
  Portfolio -- Investment Class            1.25%         0.00%                 0.00%             0.06%        1.31%
---------------------------------------------------------------------------------------------------------------------
Royce Small-Cap
  Portfolio -- Investment Class            1.00%         0.00%                 0.00%             0.08%        1.08%
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio
  II                                       0.85%(kk)     0.00%                 0.25%             0.00%        1.10%
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund         1.00%         0.00%                 0.00%             0.01%        1.01%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
  Equity -- Class II(ll)                   1.21%(l)      0.00%                 0.35%(mm)         0.37%        1.93%
---------------------------------------------------------------------------------------------------------------------
Victory VIF Diversified Stock -- Class
  A Shares                                 0.30%(l)      0.00%                 0.25%             0.69%        1.24%(nn)
---------------------------------------------------------------------------------------------------------------------




(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(*) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(**) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.



(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(b) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.



(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other fund in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund's which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other fund in which the Portfolio may invest.



(e) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.



(f)     Expenses have been restated to reflect current fees.



(g) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.



(h) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.



(i) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.



(j) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.



(k) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.



(l)     The fees designated as "Advisory Fees" reflect "Management Fees."



(m) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.



(n) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.



(o) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million up to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, NYLIM has agreed contractually to waive a portion of its management fee so that the management fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million up to $1 billion and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2009, and may be modified only with Board approval. With this waiver, the Total Annual Fund Expenses were 1.04%. There is no guarantee that this contractual waiver will continue beyond that date.



(p) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.



(q) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.



(r) NYLIM voluntarily has committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to NYLIM exceeds 0.10%. This has resulted in a benefit of 0.02%. With this waiver, the Total Annual Fund Expenses were 1.03%. There is no guarantee this waiver will continue.



(s) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.



(t) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.

(u) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.



(v) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, NYLIM has voluntarily agreed to waive a portion of its management fee so that the Management Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Total Annual Fund Expenses were 0.53%.



(w) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.



(x) The fees designated as "Advisory Fees" reflect "Management Fees," Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.



(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees".



(z) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; and 0.70% for assets in excess of $1 billion.



(aa) "Other Expenses" include Acquired Fund Fees and Expenses that are less than 0.01%.



(bb) The Distributor and/or the Advisor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. The Distributor will first reimburse the distribution fee up to 0.25% annually of the class# daily net assets to reach the 1.10% limit. If additional reimbursement is needed to meet the limit, the Advisor will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed, the Advisor will waive a portion of its investment advisory fee to the extent necessary. If the waiver were reflected in the table, the 12b-1 fee would be 0.21% and the Total Fund Annual Expenses would be 1.10%. The Advisor or the Distributor may modify or terminate these arrangements at any time.



(cc) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.



(dd) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.



(ee) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.89% for Fidelity(R) VIP Contrafund(R) -- Service Class 2, 0.54% for Fidelity(R) VIP Equity-Income -- Initial Class, and 0.90% for Fidelity(R) VIP Mid Cap -- Service Class 2. These offsets may be discontinued at any time.



(ff) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year.



(gg) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Growth Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").



(hh) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.



(ii) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



(jj) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio -- Class S shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(kk) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



(ll) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.



(mm) The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.



(nn) Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

 EXAMPLES

      The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value), mortality and expense risk and administrative costs charges, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

      You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


                                                          EXPENSES IF YOU                             EXPENSES IF YOU
                                                       ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                            1YR        3YR        5YR        10YR       1YR        3YR        5YR        10YR
----------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders........................  $1,026.60  $  893.12  $1,519.98  $3,205.09  $1,026.60  $1,659.08  $2,118.65  $3,205.09
with IPP Rider............................  $1,069.26  $1,029.22  $1,743.54  $3,633.37  $1,069.26  $1,784.88  $2,328.84  $3,633.37
with EBB Rider............................  $1,055.04  $  984.00  $1,669.49  $3,492.75  $1,055.04  $1,743.08  $2,259.23  $3,492.75
with ADBR Rider...........................  $1,059.78  $  999.09  $1,694.23  $3,539.86  $1,059.78  $1,757.03  $2,282.48  $3,539.86
with IPP & EBB Riders.....................  $1,097.70  $1,120.10  $1,893.03  $3,920.96  $1,097.70  $1,868.88  $2,469.40  $3,920.96
with IPP & ADBR Riders....................  $1,102.44  $1,135.18  $1,917.75  $3,968.06  $1,102.44  $1,882.82  $2,492.65  $3,968.06
with EBB & ADBR Riders....................  $1,088.22  $1,089.96  $1,843.72  $3,827.46  $1,088.22  $1,841.03  $2,423.04  $3,827.46
with All Riders...........................  $1,130.88  $1,226.06  $2,067.26  $4,255.70  $1,130.88  $1,966.82  $2,633.22  $4,255.70
MAINSTAY VP BOND--SERVICE CLASS
without any Riders........................  $  999.98  $  807.58  $1,378.37  $2,928.08  $  999.98  $1,580.02  $1,985.50  $2,928.08
with IPP Rider............................  $1,042.77  $  944.86  $1,605.22  $3,369.68  $1,042.77  $1,706.90  $2,198.79  $3,369.68
with EBB Rider............................  $1,028.51  $  899.24  $1,530.07  $3,224.66  $1,028.51  $1,664.74  $2,128.14  $3,224.66
with ADBR Rider...........................  $1,033.26  $  914.46  $1,555.18  $3,273.25  $1,033.26  $1,678.80  $2,151.75  $3,273.25
with IPP & EBB Riders.....................  $1,071.29  $1,036.50  $1,756.90  $3,666.26  $1,071.29  $1,791.61  $2,341.42  $3,666.26
with IPP & ADBR Riders....................  $1,076.04  $1,051.73  $1,782.00  $3,714.84  $1,076.04  $1,805.69  $2,365.02  $3,714.84
with EBB & ADBR Riders....................  $1,061.78  $1,006.12  $1,706.89  $3,569.86  $1,061.78  $1,763.53  $2,294.39  $3,569.86
with All Riders...........................  $1,104.56  $1,143.39  $1,933.70  $4,011.42  $1,104.56  $1,890.41  $2,507.66  $4,011.42
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders........................  $1,010.43  $  841.24  $1,434.21  $3,037.83  $1,010.43  $1,611.13  $2,038.00  $3,037.83
with IPP Rider............................  $1,053.17  $  978.05  $1,659.74  $3,474.13  $1,053.17  $1,737.59  $2,250.06  $3,474.13
with EBB Rider............................  $1,038.92  $  932.59  $1,585.04  $3,330.87  $1,038.92  $1,695.56  $2,179.82  $3,330.87
with ADBR Rider...........................  $1,043.67  $  947.75  $1,609.98  $3,378.86  $1,043.67  $1,709.58  $2,203.27  $3,378.86
with IPP & EBB Riders.....................  $1,081.66  $1,069.40  $1,810.57  $3,767.17  $1,081.66  $1,822.02  $2,391.88  $3,767.17
with IPP & ADBR Riders....................  $1,086.41  $1,084.58  $1,835.54  $3,815.17  $1,086.41  $1,836.05  $2,415.35  $3,815.17
with EBB & ADBR Riders....................  $1,072.16  $1,039.11  $1,760.83  $3,671.91  $1,072.16  $1,794.02  $2,345.11  $3,671.91
with All Riders...........................  $1,114.90  $1,175.92  $1,986.36  $4,108.21  $1,114.90  $1,920.48  $2,557.17  $4,108.21
MAINSTAY VP CASH MANAGEMENT
without any Riders........................  $  971.47  $  715.37  $1,224.79  $2,622.60  $  971.47  $1,494.79  $1,841.08  $2,622.60
with IPP Rider............................  $1,014.38  $  853.91  $1,455.18  $3,078.88  $1,014.38  $1,622.84  $2,057.72  $3,078.88
with EBB Rider............................  $1,000.08  $  807.87  $1,378.87  $2,929.06  $1,000.08  $1,580.28  $1,985.96  $2,929.06
with ADBR Rider...........................  $1,004.84  $  823.23  $1,404.36  $2,979.24  $1,004.84  $1,594.48  $2,009.93  $2,979.24
with IPP & EBB Riders.....................  $1,042.99  $  946.42  $1,609.28  $3,385.36  $1,042.99  $1,708.35  $2,202.62  $3,385.36
with IPP & ADBR Riders....................  $1,047.75  $  961.78  $1,634.77  $3,435.56  $1,047.75  $1,722.55  $2,226.59  $3,435.56
with EBB & ADBR Riders....................  $1,033.45  $  915.75  $1,558.46  $3,285.73  $1,033.45  $1,680.00  $2,154.84  $3,285.73
with All Riders...........................  $1,076.36  $1,054.29  $1,788.85  $3,742.01  $1,076.36  $1,808.06  $2,371.47  $3,742.01
                                                     EXPENSES IF YOU DO NOT
                                                      SURRENDER YOUR POLICY
------------------------------------------------------------------------------------
INVESTMENT DIVISION                           1YR       3YR        5YR        10YR
------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders........................  $291.59  $  893.12  $1,519.98  $3,205.09
with IPP Rider............................  $337.56  $1,029.22  $1,743.54  $3,633.37
with EBB Rider............................  $322.24  $  984.00  $1,669.49  $3,492.75
with ADBR Rider...........................  $327.35  $  999.09  $1,694.23  $3,539.86
with IPP & EBB Riders.....................  $368.21  $1,120.10  $1,893.03  $3,920.96
with IPP & ADBR Riders....................  $373.32  $1,135.18  $1,917.75  $3,968.06
with EBB & ADBR Riders....................  $358.00  $1,089.96  $1,843.72  $3,827.46
with All Riders...........................  $403.97  $1,226.06  $2,067.26  $4,255.70
MAINSTAY VP BOND--SERVICE CLASS
without any Riders........................  $262.91  $  807.58  $1,378.37  $2,928.08
with IPP Rider............................  $309.02  $  944.86  $1,605.22  $3,369.68
with EBB Rider............................  $293.65  $  899.24  $1,530.07  $3,224.66
with ADBR Rider...........................  $298.77  $  914.46  $1,555.18  $3,273.25
with IPP & EBB Riders.....................  $339.75  $1,036.50  $1,756.90  $3,666.26
with IPP & ADBR Riders....................  $344.87  $1,051.73  $1,782.00  $3,714.84
with EBB & ADBR Riders....................  $329.50  $1,006.12  $1,706.89  $3,569.86
with All Riders...........................  $375.61  $1,143.39  $1,933.70  $4,011.42
MAINSTAY VP CAPITAL APPRECIATION--SERVICE
  CLASS
without any Riders........................  $274.18  $  841.24  $1,434.21  $3,037.83
with IPP Rider............................  $320.23  $  978.05  $1,659.74  $3,474.13
with EBB Rider............................  $304.88  $  932.59  $1,585.04  $3,330.87
with ADBR Rider...........................  $309.99  $  947.75  $1,609.98  $3,378.86
with IPP & EBB Riders.....................  $350.93  $1,069.40  $1,810.57  $3,767.17
with IPP & ADBR Riders....................  $356.04  $1,084.58  $1,835.54  $3,815.17
with EBB & ADBR Riders....................  $340.69  $1,039.11  $1,760.83  $3,671.91
with All Riders...........................  $386.74  $1,175.92  $1,986.36  $4,108.21
MAINSTAY VP CASH MANAGEMENT
without any Riders........................  $232.19  $  715.37  $1,224.79  $2,622.60
with IPP Rider............................  $278.43  $  853.91  $1,455.18  $3,078.88
with EBB Rider............................  $263.01  $  807.87  $1,378.87  $2,929.06
with ADBR Rider...........................  $268.15  $  823.23  $1,404.36  $2,979.24
with IPP & EBB Riders.....................  $309.25  $  946.42  $1,609.28  $3,385.36
with IPP & ADBR Riders....................  $314.39  $  961.78  $1,634.77  $3,435.56
with EBB & ADBR Riders....................  $298.98  $  915.75  $1,558.46  $3,285.73
with All Riders...........................  $345.22  $1,054.29  $1,788.85  $3,742.01

                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                         1YR        3YR        5YR        10YR       1YR        3YR        5YR        10YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.....................  $1,004.73  $  822.89  $1,403.78  $2,978.11  $1,004.73  $1,594.16  $2,009.39  $2,978.11
with IPP Rider.........................  $1,047.49  $  959.95  $1,630.03  $3,417.29  $1,047.49  $1,720.85  $2,222.12  $3,417.29
with EBB Rider.........................  $1,033.24  $  914.40  $1,555.09  $3,273.09  $1,033.24  $1,678.75  $2,151.66  $3,273.09
with ADBR Rider........................  $1,037.99  $  929.60  $1,580.12  $3,321.39  $1,037.99  $1,692.80  $2,175.19  $3,321.39
with IPP & EBB Riders..................  $1,076.00  $1,051.47  $1,781.34  $3,712.28  $1,076.00  $1,805.45  $2,364.39  $3,712.28
with IPP & ADBR Riders.................  $1,080.75  $1,066.67  $1,806.37  $3,760.58  $1,080.75  $1,819.49  $2,387.93  $3,760.58
with EBB & ADBR Riders.................  $1,066.50  $1,021.13  $1,731.43  $3,616.38  $1,066.50  $1,777.40  $2,317.47  $3,616.38
with All Riders........................  $1,109.26  $1,158.19  $1,957.68  $4,055.56  $1,109.26  $1,904.09  $2,530.21  $4,055.56
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.....................  $1,013.29  $  850.41  $1,449.39  $3,067.55  $1,013.29  $1,619.61  $2,052.27  $3,067.55
with IPP Rider.........................  $1,056.01  $  987.10  $1,674.58  $3,502.43  $1,056.01  $1,745.95  $2,264.01  $3,502.43
with EBB Rider.........................  $1,041.77  $  941.68  $1,599.99  $3,359.64  $1,041.77  $1,703.96  $2,193.88  $3,359.64
with ADBR Rider........................  $1,046.52  $  956.83  $1,624.91  $3,407.47  $1,046.52  $1,717.97  $2,217.31  $3,407.47
with IPP & EBB Riders..................  $1,084.49  $1,078.37  $1,825.17  $3,794.50  $1,084.49  $1,830.31  $2,405.60  $3,794.50
with IPP & ADBR Riders.................  $1,089.24  $1,093.52  $1,850.09  $3,842.34  $1,089.24  $1,844.31  $2,429.03  $3,842.34
with EBB & ADBR Riders.................  $1,075.00  $1,048.10  $1,775.51  $3,699.55  $1,075.00  $1,802.34  $2,358.91  $3,699.55
with All Riders........................  $1,117.72  $1,184.79  $2,000.70  $4,134.43  $1,117.72  $1,928.68  $2,570.64  $4,134.43
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.....................  $1,011.39  $  844.30  $1,439.28  $3,047.76  $1,011.39  $1,613.96  $2,042.76  $3,047.76
with IPP Rider.........................  $1,054.12  $  981.07  $1,664.69  $3,483.57  $1,054.12  $1,740.37  $2,254.71  $3,483.57
with EBB Rider.........................  $1,039.88  $  935.62  $1,590.03  $3,340.48  $1,039.88  $1,698.37  $2,184.51  $3,340.48
with ADBR Rider........................  $1,044.62  $  950.79  $1,614.97  $3,388.41  $1,044.62  $1,712.38  $2,207.96  $3,388.41
with IPP & EBB Riders..................  $1,082.61  $1,072.40  $1,815.45  $3,776.31  $1,082.61  $1,824.79  $2,396.47  $3,776.31
with IPP & ADBR Riders.................  $1,087.36  $1,087.56  $1,840.39  $3,824.24  $1,087.36  $1,838.81  $2,419.91  $3,824.24
with EBB & ADBR Riders.................  $1,073.11  $1,042.11  $1,765.72  $3,681.13  $1,073.11  $1,796.80  $2,349.71  $3,681.13
with All Riders........................  $1,115.84  $1,178.88  $1,991.14  $4,116.97  $1,115.84  $1,923.21  $2,561.66  $4,116.97
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders.....................  $1,036.10  $  923.55  $1,570.16  $3,302.18  $1,036.10  $1,687.21  $2,165.83  $3,302.18
with IPP Rider.........................  $1,078.72  $1,059.23  $1,792.54  $3,725.73  $1,078.72  $1,812.62  $2,374.91  $3,725.73
with EBB Rider.........................  $1,064.52  $1,014.15  $1,718.88  $3,586.67  $1,064.52  $1,770.95  $2,305.66  $3,586.67
with ADBR Rider........................  $1,069.25  $1,029.19  $1,743.49  $3,633.26  $1,069.25  $1,784.85  $2,328.80  $3,633.26
with IPP & EBB Riders..................  $1,107.13  $1,149.83  $1,941.26  $4,010.22  $1,107.13  $1,896.36  $2,514.74  $4,010.22
with IPP & ADBR Riders.................  $1,111.87  $1,164.87  $1,965.86  $4,056.83  $1,111.87  $1,910.26  $2,537.88  $4,056.83
with EBB & ADBR Riders.................  $1,097.66  $1,119.79  $1,892.21  $3,917.74  $1,097.66  $1,868.59  $2,468.63  $3,917.74
with All Riders........................  $1,140.28  $1,255.47  $2,114.58  $4,341.30  $1,140.28  $1,994.00  $2,677.71  $4,341.30
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.....................  $1,012.34  $  847.35  $1,444.33  $3,057.66  $1,012.34  $1,616.78  $2,047.52  $3,057.66
with IPP Rider.........................  $1,055.06  $  984.08  $1,669.63  $3,493.01  $1,055.06  $1,743.15  $2,259.36  $3,493.01
with EBB Rider.........................  $1,040.82  $  938.65  $1,595.01  $3,350.07  $1,040.82  $1,701.17  $2,189.20  $3,350.07
with ADBR Rider........................  $1,045.57  $  953.81  $1,619.94  $3,397.95  $1,045.57  $1,715.18  $2,212.63  $3,397.95
with IPP & EBB Riders..................  $1,083.55  $1,075.38  $1,820.31  $3,785.41  $1,083.55  $1,827.54  $2,401.04  $3,785.41
with IPP & ADBR Riders.................  $1,088.29  $1,090.54  $1,845.24  $3,833.28  $1,088.29  $1,841.56  $2,424.47  $3,833.28
with EBB & ADBR Riders.................  $1,074.05  $1,045.10  $1,770.61  $3,690.33  $1,074.05  $1,799.56  $2,354.30  $3,690.33
with All Riders........................  $1,116.78  $1,181.83  $1,995.90  $4,125.68  $1,116.78  $1,925.94  $2,566.14  $4,125.68
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
---------------------------------------------------------------------------------
INVESTMENT DIVISION                        1YR       3YR        5YR        10YR
---------------------------------------------------------------------------------
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.....................  $268.03  $  822.89  $1,403.78  $2,978.11
with IPP Rider.........................  $314.11  $  959.95  $1,630.03  $3,417.29
with EBB Rider.........................  $298.75  $  914.40  $1,555.09  $3,273.09
with ADBR Rider........................  $303.87  $  929.60  $1,580.12  $3,321.39
with IPP & EBB Riders..................  $344.83  $1,051.47  $1,781.34  $3,712.28
with IPP & ADBR Riders.................  $349.95  $1,066.67  $1,806.37  $3,760.58
with EBB & ADBR Riders.................  $334.59  $1,021.13  $1,731.43  $3,616.38
with All Riders........................  $380.67  $1,158.19  $1,957.68  $4,055.56
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.....................  $277.25  $  850.41  $1,449.39  $3,067.55
with IPP Rider.........................  $323.29  $  987.10  $1,674.58  $3,502.43
with EBB Rider.........................  $307.94  $  941.68  $1,599.99  $3,359.64
with ADBR Rider........................  $313.06  $  956.83  $1,624.91  $3,407.47
with IPP & EBB Riders..................  $353.98  $1,078.37  $1,825.17  $3,794.50
with IPP & ADBR Riders.................  $359.10  $1,093.52  $1,850.09  $3,842.34
with EBB & ADBR Riders.................  $343.75  $1,048.10  $1,775.51  $3,699.55
with All Riders........................  $389.79  $1,184.79  $2,000.70  $4,134.43
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.....................  $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider.........................  $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider.........................  $305.90  $  935.62  $1,590.03  $3,340.48
with ADBR Rider........................  $311.02  $  950.79  $1,614.97  $3,388.41
with IPP & EBB Riders..................  $351.95  $1,072.40  $1,815.45  $3,776.31
with IPP & ADBR Riders.................  $357.06  $1,087.56  $1,840.39  $3,824.24
with EBB & ADBR Riders.................  $341.72  $1,042.11  $1,765.72  $3,681.13
with All Riders........................  $387.76  $1,178.88  $1,991.14  $4,116.97
MAINSTAY VP DEVELOPING GROWTH--SERVICE
  CLASS
without any Riders.....................  $301.83  $  923.55  $1,570.16  $3,302.18
with IPP Rider.........................  $347.76  $1,059.23  $1,792.54  $3,725.73
with EBB Rider.........................  $332.45  $1,014.15  $1,718.88  $3,586.67
with ADBR Rider........................  $337.55  $1,029.19  $1,743.49  $3,633.26
with IPP & EBB Riders..................  $378.38  $1,149.83  $1,941.26  $4,010.22
with IPP & ADBR Riders.................  $383.48  $1,164.87  $1,965.86  $4,056.83
with EBB & ADBR Riders.................  $368.17  $1,119.79  $1,892.21  $3,917.74
with All Riders........................  $414.10  $1,255.47  $2,114.58  $4,341.30
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.....................  $276.22  $  847.35  $1,444.33  $3,057.66
with IPP Rider.........................  $322.27  $  984.08  $1,669.63  $3,493.01
with EBB Rider.........................  $306.92  $  938.65  $1,595.01  $3,350.07
with ADBR Rider........................  $312.03  $  953.81  $1,619.94  $3,397.95
with IPP & EBB Riders..................  $352.96  $1,075.38  $1,820.31  $3,785.41
with IPP & ADBR Riders.................  $358.08  $1,090.54  $1,845.24  $3,833.28
with EBB & ADBR Riders.................  $342.73  $1,045.10  $1,770.61  $3,690.33
with All Riders........................  $388.77  $1,181.83  $1,995.90  $4,125.68

                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                         1YR        3YR        5YR        10YR       1YR        3YR        5YR        10YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.....................  $1,001.88  $  813.70  $1,388.55  $2,948.14  $1,001.88  $1,585.67  $1,995.06  $2,948.14
with IPP Rider.........................  $1,044.66  $  950.90  $1,615.16  $3,388.76  $1,044.66  $1,712.49  $2,208.14  $3,388.76
with EBB Rider.........................  $1,030.40  $  905.31  $1,540.09  $3,244.06  $1,030.40  $1,670.35  $2,137.56  $3,244.06
with ADBR Rider........................  $1,035.15  $  920.52  $1,565.16  $3,292.54  $1,035.15  $1,684.41  $2,161.13  $3,292.54
with IPP & EBB Riders..................  $1,073.17  $1,042.50  $1,766.69  $3,684.70  $1,073.17  $1,797.16  $2,350.62  $3,684.70
with IPP & ADBR Riders.................  $1,077.93  $1,057.70  $1,791.75  $3,733.15  $1,077.93  $1,811.21  $2,374.18  $3,733.15
with EBB & ADBR Riders.................  $1,063.67  $1,012.12  $1,716.71  $3,588.48  $1,063.67  $1,769.08  $2,303.62  $3,588.48
with All Riders........................  $1,106.44  $1,149.31  $1,943.30  $4,029.12  $1,106.44  $1,895.88  $2,516.69  $4,029.12
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.....................  $1,023.74  $  883.97  $1,504.89  $3,175.79  $1,023.74  $1,650.63  $2,104.46  $3,175.79
with IPP Rider.........................  $1,066.42  $1,020.20  $1,728.79  $3,605.45  $1,066.42  $1,776.54  $2,314.98  $3,605.45
with EBB Rider.........................  $1,052.19  $  974.94  $1,654.63  $3,464.36  $1,052.19  $1,734.71  $2,245.25  $3,464.36
with ADBR Rider........................  $1,056.93  $  990.05  $1,679.41  $3,511.65  $1,056.93  $1,748.67  $2,268.55  $3,511.65
with IPP & EBB Riders..................  $1,094.87  $1,111.16  $1,878.53  $3,894.02  $1,094.87  $1,860.62  $2,455.77  $3,894.02
with IPP & ADBR Riders.................  $1,099.61  $1,126.26  $1,903.29  $3,941.27  $1,099.61  $1,874.58  $2,479.05  $3,941.27
with EBB & ADBR Riders.................  $1,085.38  $1,080.99  $1,829.13  $3,800.20  $1,085.38  $1,832.73  $2,409.33  $3,800.20
with All Riders........................  $1,128.06  $1,217.22  $2,053.02  $4,229.86  $1,128.06  $1,958.65  $2,619.84  $4,229.86
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders.....................  $1,006.63  $  829.01  $1,413.94  $2,998.06  $1,006.63  $1,599.82  $2,018.94  $2,998.06
with IPP Rider.........................  $1,049.38  $  965.98  $1,639.94  $3,436.27  $1,049.38  $1,726.43  $2,231.44  $3,436.27
with EBB Rider.........................  $1,035.13  $  920.47  $1,565.09  $3,292.39  $1,035.13  $1,684.36  $2,161.06  $3,292.39
with ADBR Rider........................  $1,039.88  $  935.65  $1,590.08  $3,340.59  $1,039.88  $1,698.39  $2,184.56  $3,340.59
with IPP & EBB Riders..................  $1,077.89  $1,057.45  $1,791.09  $3,730.61  $1,077.89  $1,810.97  $2,373.56  $3,730.61
with IPP & ADBR Riders.................  $1,082.64  $1,072.64  $1,816.09  $3,778.80  $1,082.64  $1,825.01  $2,397.07  $3,778.80
with EBB & ADBR Riders.................  $1,068.39  $1,027.12  $1,741.24  $3,634.92  $1,068.39  $1,782.94  $2,326.69  $3,634.92
with All Riders........................  $1,111.14  $1,164.10  $1,967.24  $4,073.15  $1,111.14  $1,909.55  $2,539.19  $4,073.15
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders.....................  $1,028.50  $  899.22  $1,530.05  $3,224.60  $1,028.50  $1,664.72  $2,128.11  $3,224.60
with IPP Rider.........................  $1,071.15  $1,035.23  $1,753.35  $3,651.90  $1,071.15  $1,790.43  $2,338.07  $3,651.90
with EBB Rider.........................  $1,056.93  $  990.03  $1,679.38  $3,511.59  $1,056.93  $1,748.66  $2,268.52  $3,511.59
with ADBR Rider........................  $1,061.67  $1,005.11  $1,704.09  $3,558.61  $1,061.67  $1,762.60  $2,291.76  $3,558.61
with IPP & EBB Riders..................  $1,099.59  $1,126.05  $1,902.70  $3,938.91  $1,099.59  $1,874.39  $2,478.50  $3,938.91
with IPP & ADBR Riders.................  $1,104.33  $1,141.13  $1,927.39  $3,985.90  $1,104.33  $1,888.32  $2,501.71  $3,985.90
with EBB & ADBR Riders.................  $1,090.11  $1,095.93  $1,853.44  $3,845.60  $1,090.11  $1,846.54  $2,432.18  $3,845.60
with All Riders........................  $1,132.76  $1,231.94  $2,076.73  $4,272.88  $1,132.76  $1,972.25  $2,642.13  $4,272.88
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders.....................  $1,040.85  $  938.75  $1,595.17  $3,350.36  $1,040.85  $1,701.26  $2,189.34  $3,350.36
with IPP Rider.........................  $1,083.45  $1,074.21  $1,816.96  $3,771.59  $1,083.45  $1,826.46  $2,397.87  $3,771.59
with EBB Rider.........................  $1,069.25  $1,029.19  $1,743.49  $3,633.27  $1,069.25  $1,784.85  $2,328.80  $3,633.27
with ADBR Rider........................  $1,073.98  $1,044.22  $1,768.03  $3,679.61  $1,073.98  $1,798.74  $2,351.88  $3,679.61
with IPP & EBB Riders..................  $1,111.85  $1,164.67  $1,965.30  $4,054.51  $1,111.85  $1,910.08  $2,537.35  $4,054.51
with IPP & ADBR Riders.................  $1,116.58  $1,179.70  $1,989.84  $4,100.85  $1,116.58  $1,923.96  $2,560.42  $4,100.85
with EBB & ADBR Riders.................  $1,102.38  $1,134.67  $1,916.37  $3,962.54  $1,102.38  $1,882.35  $2,491.34  $3,962.54
with All Riders........................  $1,144.98  $1,270.14  $2,138.15  $4,383.76  $1,144.98  $2,007.56  $2,699.87  $4,383.76
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
---------------------------------------------------------------------------------
INVESTMENT DIVISION                        1YR       3YR        5YR        10YR
---------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.....................  $264.96  $  813.70  $1,388.55  $2,948.14
with IPP Rider.........................  $311.05  $  950.90  $1,615.16  $3,388.76
with EBB Rider.........................  $295.69  $  905.31  $1,540.09  $3,244.06
with ADBR Rider........................  $300.81  $  920.52  $1,565.16  $3,292.54
with IPP & EBB Riders..................  $341.78  $1,042.50  $1,766.69  $3,684.70
with IPP & ADBR Riders.................  $346.90  $1,057.70  $1,791.75  $3,733.15
with EBB & ADBR Riders.................  $331.54  $1,012.12  $1,716.71  $3,588.48
with All Riders........................  $377.63  $1,149.31  $1,943.30  $4,029.12
MAINSTAY VP GROWTH ALLOCATION--SERVICE
  CLASS
without any Riders.....................  $288.51  $  883.97  $1,504.89  $3,175.79
with IPP Rider.........................  $334.50  $1,020.20  $1,728.79  $3,605.45
with EBB Rider.........................  $319.17  $  974.94  $1,654.63  $3,464.36
with ADBR Rider........................  $324.28  $  990.05  $1,679.41  $3,511.65
with IPP & EBB Riders..................  $365.16  $1,111.16  $1,878.53  $3,894.02
with IPP & ADBR Riders.................  $370.27  $1,126.26  $1,903.29  $3,941.27
with EBB & ADBR Riders.................  $354.94  $1,080.99  $1,829.13  $3,800.20
with All Riders........................  $400.93  $1,217.22  $2,053.02  $4,229.86
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.....................  $270.08  $  829.01  $1,413.94  $2,998.06
with IPP Rider.........................  $316.15  $  965.98  $1,639.94  $3,436.27
with EBB Rider.........................  $300.79  $  920.47  $1,565.09  $3,292.39
with ADBR Rider........................  $305.91  $  935.65  $1,590.08  $3,340.59
with IPP & EBB Riders..................  $346.86  $1,057.45  $1,791.09  $3,730.61
with IPP & ADBR Riders.................  $351.98  $1,072.64  $1,816.09  $3,778.80
with EBB & ADBR Riders.................  $336.62  $1,027.12  $1,741.24  $3,634.92
with All Riders........................  $382.69  $1,164.10  $1,967.24  $4,073.15
MAINSTAY VP ICAP SELECT EQUITY--SERVICE
  CLASS
without any Riders.....................  $293.64  $  899.22  $1,530.05  $3,224.60
with IPP Rider.........................  $339.60  $1,035.23  $1,753.35  $3,651.90
with EBB Rider.........................  $324.28  $  990.03  $1,679.38  $3,511.59
with ADBR Rider........................  $329.39  $1,005.11  $1,704.09  $3,558.61
with IPP & EBB Riders..................  $370.25  $1,126.05  $1,902.70  $3,938.91
with IPP & ADBR Riders.................  $375.35  $1,141.13  $1,927.39  $3,985.90
with EBB & ADBR Riders.................  $360.03  $1,095.93  $1,853.44  $3,845.60
with All Riders........................  $405.99  $1,231.94  $2,076.73  $4,272.88
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.....................  $306.95  $  938.75  $1,595.17  $3,350.36
with IPP Rider.........................  $352.85  $1,074.21  $1,816.96  $3,771.59
with EBB Rider.........................  $337.55  $1,029.19  $1,743.49  $3,633.27
with ADBR Rider........................  $342.65  $1,044.22  $1,768.03  $3,679.61
with IPP & EBB Riders..................  $383.46  $1,164.67  $1,965.30  $4,054.51
with IPP & ADBR Riders.................  $388.56  $1,179.70  $1,989.84  $4,100.85
with EBB & ADBR Riders.................  $373.26  $1,134.67  $1,916.37  $3,962.54
with All Riders........................  $419.16  $1,270.14  $2,138.15  $4,383.76

                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                         1YR        3YR        5YR        10YR       1YR        3YR        5YR        10YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders.....................  $1,024.70  $  887.03  $1,509.93  $3,185.58  $1,024.70  $1,653.45  $2,109.19  $3,185.58
with EBB Rider.........................  $1,053.14  $  977.95  $1,659.57  $3,473.83  $1,053.14  $1,737.49  $2,249.90  $3,473.83
with ADBR Rider........................  $1,057.88  $  993.06  $1,684.35  $3,521.04  $1,057.88  $1,751.46  $2,273.19  $3,521.04
with IPP & EBB Riders..................  $1,095.81  $1,114.14  $1,883.37  $3,903.01  $1,095.81  $1,863.37  $2,460.32  $3,903.01
with IPP & ADBR Riders.................  $1,100.56  $1,129.24  $1,908.12  $3,950.22  $1,100.56  $1,877.33  $2,483.59  $3,950.22
with EBB & ADBR Riders.................  $1,086.33  $1,084.00  $1,834.00  $3,809.29  $1,086.33  $1,835.51  $2,413.91  $3,809.29
with All Riders........................  $1,129.00  $1,220.17  $2,057.79  $4,238.49  $1,129.00  $1,961.38  $2,624.32  $4,238.49
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.....................  $1,035.15  $  920.52  $1,565.15  $3,292.52  $1,035.15  $1,684.40  $2,161.12  $3,292.52
with IPP Rider.........................  $1,077.77  $1,056.22  $1,787.64  $3,716.53  $1,077.77  $1,809.84  $2,370.31  $3,716.53
with EBB Rider.........................  $1,063.56  $1,011.13  $1,713.95  $3,577.33  $1,063.56  $1,768.16  $2,301.03  $3,577.33
with ADBR Rider........................  $1,068.30  $1,026.18  $1,738.55  $3,623.94  $1,068.30  $1,782.07  $2,324.16  $3,623.94
with IPP & EBB Riders..................  $1,106.19  $1,146.86  $1,936.45  $4,001.34  $1,106.19  $1,893.62  $2,510.22  $4,001.34
with IPP & ADBR Riders.................  $1,110.92  $1,161.90  $1,961.06  $4,047.98  $1,110.92  $1,907.52  $2,533.37  $4,047.98
with EBB & ADBR Riders.................  $1,096.71  $1,116.79  $1,887.35  $3,908.74  $1,096.71  $1,865.83  $2,464.06  $3,908.74
with All Riders........................  $1,139.34  $1,252.52  $2,109.86  $4,332.78  $1,139.34  $1,991.28  $2,673.27  $4,332.78
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.....................  $1,024.70  $  887.03  $1,509.93  $3,185.58  $1,024.70  $1,653.45  $2,109.19  $3,185.58
with IPP Rider.........................  $1,067.37  $1,023.21  $1,733.70  $3,614.74  $1,067.37  $1,779.32  $2,319.59  $3,614.74
with EBB Rider.........................  $1,053.14  $  977.95  $1,659.57  $3,473.83  $1,053.14  $1,737.49  $2,249.90  $3,473.83
with ADBR Rider........................  $1,057.88  $  993.06  $1,684.35  $3,521.04  $1,057.88  $1,751.46  $2,273.19  $3,521.04
with IPP & EBB Riders..................  $1,095.81  $1,114.14  $1,883.37  $3,903.01  $1,095.81  $1,863.37  $2,460.32  $3,903.01
with IPP & ADBR Riders.................  $1,100.56  $1,129.24  $1,908.12  $3,950.22  $1,100.56  $1,877.33  $2,483.59  $3,950.22
with EBB & ADBR Riders.................  $1,086.33  $1,084.00  $1,834.00  $3,809.29  $1,086.33  $1,835.51  $2,413.91  $3,809.29
with All Riders........................  $1,129.00  $1,220.17  $2,057.79  $4,238.49  $1,129.00  $1,961.38  $2,624.32  $4,238.49
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.....................  $1,020.89  $  874.83  $1,489.77  $3,146.39  $1,020.89  $1,642.17  $2,090.24  $3,146.39
with IPP Rider.........................  $1,063.58  $1,011.19  $1,714.03  $3,577.47  $1,063.58  $1,768.21  $2,301.10  $3,577.47
with EBB Rider.........................  $1,049.35  $  965.87  $1,639.75  $3,435.92  $1,049.35  $1,726.32  $2,231.26  $3,435.92
with ADBR Rider........................  $1,054.10  $  981.00  $1,664.57  $3,483.35  $1,054.10  $1,740.31  $2,254.60  $3,483.35
with IPP & EBB Riders..................  $1,092.04  $1,102.23  $1,864.01  $3,866.99  $1,092.04  $1,852.36  $2,442.12  $3,866.99
with IPP & ADBR Riders.................  $1,096.78  $1,117.34  $1,888.81  $3,914.42  $1,096.78  $1,866.33  $2,465.44  $3,914.42
with EBB & ADBR Riders.................  $1,082.55  $1,072.04  $1,814.53  $3,772.87  $1,082.55  $1,824.46  $2,395.60  $3,772.87
with All Riders........................  $1,125.24  $1,208.38  $2,038.77  $4,203.92  $1,125.24  $1,950.48  $2,606.44  $4,203.92
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.....................  $1,014.24  $  853.46  $1,454.44  $3,077.45  $1,014.24  $1,622.42  $2,057.02  $3,077.45
with IPP Rider.........................  $1,056.95  $  990.10  $1,679.50  $3,511.84  $1,056.95  $1,748.72  $2,268.64  $3,511.84
with EBB Rider.........................  $1,042.72  $  944.70  $1,604.97  $3,369.21  $1,042.72  $1,706.76  $2,198.56  $3,369.21
with ADBR Rider........................  $1,047.46  $  959.85  $1,629.87  $3,417.00  $1,047.46  $1,720.77  $2,221.97  $3,417.00
with IPP & EBB Riders..................  $1,085.43  $1,081.34  $1,830.03  $3,803.60  $1,085.43  $1,833.06  $2,410.17  $3,803.60
with IPP & ADBR Riders.................  $1,090.18  $1,096.49  $1,854.93  $3,851.39  $1,090.18  $1,847.06  $2,433.59  $3,851.39
with EBB & ADBR Riders.................  $1,075.94  $1,051.09  $1,780.38  $3,708.74  $1,075.94  $1,805.09  $2,363.49  $3,708.74
with All Riders........................  $1,118.66  $1,187.74  $2,005.46  $4,143.14  $1,118.66  $1,931.40  $2,575.12  $4,143.14
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
---------------------------------------------------------------------------------
INVESTMENT DIVISION                        1YR       3YR        5YR        10YR
---------------------------------------------------------------------------------
MAINSTAY VP LARGE CAP GROWTH--SERVICE
  CLASS
without any Riders.....................  $289.54  $  887.03  $1,509.93  $3,185.58
with EBB Rider.........................  $320.20  $  977.95  $1,659.57  $3,473.83
with ADBR Rider........................  $325.31  $  993.06  $1,684.35  $3,521.04
with IPP & EBB Riders..................  $366.18  $1,114.14  $1,883.37  $3,903.01
with IPP & ADBR Riders.................  $371.29  $1,129.24  $1,908.12  $3,950.22
with EBB & ADBR Riders.................  $355.96  $1,084.00  $1,834.00  $3,809.29
with All Riders........................  $401.94  $1,220.17  $2,057.79  $4,238.49
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.....................  $300.81  $  920.52  $1,565.15  $3,292.52
with IPP Rider.........................  $346.74  $1,056.22  $1,787.64  $3,716.53
with EBB Rider.........................  $331.43  $1,011.13  $1,713.95  $3,577.33
with ADBR Rider........................  $336.53  $1,026.18  $1,738.55  $3,623.94
with IPP & EBB Riders..................  $377.36  $1,146.86  $1,936.45  $4,001.34
with IPP & ADBR Riders.................  $382.46  $1,161.90  $1,961.06  $4,047.98
with EBB & ADBR Riders.................  $367.15  $1,116.79  $1,887.35  $3,908.74
with All Riders........................  $413.08  $1,252.52  $2,109.86  $4,332.78
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders.....................  $289.54  $  887.03  $1,509.93  $3,185.58
with IPP Rider.........................  $335.53  $1,023.21  $1,733.70  $3,614.74
with EBB Rider.........................  $320.20  $  977.95  $1,659.57  $3,473.83
with ADBR Rider........................  $325.31  $  993.06  $1,684.35  $3,521.04
with IPP & EBB Riders..................  $366.18  $1,114.14  $1,883.37  $3,903.01
with IPP & ADBR Riders.................  $371.29  $1,129.24  $1,908.12  $3,950.22
with EBB & ADBR Riders.................  $355.96  $1,084.00  $1,834.00  $3,809.29
with All Riders........................  $401.94  $1,220.17  $2,057.79  $4,238.49
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.....................  $285.45  $  874.83  $1,489.77  $3,146.39
with IPP Rider.........................  $331.45  $1,011.19  $1,714.03  $3,577.47
with EBB Rider.........................  $316.11  $  965.87  $1,639.75  $3,435.92
with ADBR Rider........................  $321.22  $  981.00  $1,664.57  $3,483.35
with IPP & EBB Riders..................  $362.11  $1,102.23  $1,864.01  $3,866.99
with IPP & ADBR Riders.................  $367.22  $1,117.34  $1,888.81  $3,914.42
with EBB & ADBR Riders.................  $351.89  $1,072.04  $1,814.53  $3,772.87
with All Riders........................  $397.89  $1,208.38  $2,038.77  $4,203.92
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders.....................  $278.27  $  853.46  $1,454.44  $3,077.45
with IPP Rider.........................  $324.30  $  990.10  $1,679.50  $3,511.84
with EBB Rider.........................  $308.96  $  944.70  $1,604.97  $3,369.21
with ADBR Rider........................  $314.07  $  959.85  $1,629.87  $3,417.00
with IPP & EBB Riders..................  $354.99  $1,081.34  $1,830.03  $3,803.60
with IPP & ADBR Riders.................  $360.11  $1,096.49  $1,854.93  $3,851.39
with EBB & ADBR Riders.................  $344.76  $1,051.09  $1,780.38  $3,708.74
with All Riders........................  $390.80  $1,187.74  $2,005.46  $4,143.14

                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                         1YR        3YR        5YR        10YR       1YR        3YR        5YR        10YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.....................  $1,018.04  $  865.68  $1,474.66  $3,116.90  $1,018.04  $1,633.72  $2,076.03  $3,116.90
with EBB Rider.........................  $1,046.51  $  956.81  $1,624.87  $3,407.40  $1,046.51  $1,717.95  $2,217.27  $3,407.40
with ADBR Rider........................  $1,051.25  $  971.94  $1,649.70  $3,454.96  $1,051.25  $1,731.93  $2,240.62  $3,454.96
with IPP & EBB Riders..................  $1,089.21  $1,093.28  $1,849.45  $3,839.88  $1,089.21  $1,844.09  $2,428.44  $3,839.88
with IPP & ADBR Riders.................  $1,093.95  $1,108.40  $1,874.30  $3,887.46  $1,093.95  $1,858.07  $2,451.80  $3,887.46
with EBB & ADBR Riders.................  $1,079.72  $1,063.06  $1,799.90  $3,745.43  $1,079.72  $1,816.16  $2,381.85  $3,745.43
with All Riders........................  $1,122.42  $1,199.53  $2,024.51  $4,177.93  $1,122.42  $1,942.30  $2,593.03  $4,177.93
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.....................  $  980.02  $  743.08  $1,271.05  $2,715.18  $  980.02  $1,520.40  $1,884.58  $2,715.18
with IPP Rider.........................  $1,022.89  $  881.24  $1,500.38  $3,167.03  $1,022.89  $1,648.10  $2,100.22  $3,167.03
with EBB Rider.........................  $1,008.60  $  835.34  $1,424.43  $3,018.66  $1,008.60  $1,605.67  $2,028.80  $3,018.66
with ADBR Rider........................  $1,013.36  $  850.65  $1,449.79  $3,068.35  $1,013.36  $1,619.83  $2,052.65  $3,068.35
with IPP & EBB Riders..................  $1,051.47  $  973.50  $1,653.75  $3,470.49  $1,051.47  $1,733.38  $2,244.43  $3,470.49
with IPP & ADBR Riders.................  $1,056.24  $  988.81  $1,679.13  $3,520.21  $1,056.24  $1,747.53  $2,268.29  $3,520.21
with EBB & ADBR Riders.................  $1,041.95  $  942.91  $1,603.18  $3,371.84  $1,041.95  $1,705.10  $2,196.88  $3,371.84
with All Riders........................  $1,084.82  $1,081.07  $1,832.50  $3,823.68  $1,084.82  $1,832.81  $2,412.51  $3,823.68
MAINSTAY VP SMALL CAP GROWTH--SERVICE
  CLASS
without any Riders.....................  $1,039.90  $  935.70  $1,590.16  $3,340.74  $1,039.90  $1,698.44  $2,184.63  $3,340.74
with IPP Rider.........................  $1,082.51  $1,071.22  $1,812.08  $3,762.44  $1,082.51  $1,823.70  $2,393.29  $3,762.44
with EBB Rider.........................  $1,068.31  $1,026.20  $1,738.58  $3,623.98  $1,068.31  $1,782.08  $2,324.18  $3,623.98
with ADBR Rider........................  $1,073.04  $1,041.22  $1,763.13  $3,670.35  $1,073.04  $1,795.97  $2,347.27  $3,670.35
with IPP & EBB Riders..................  $1,110.91  $1,161.70  $1,960.49  $4,045.66  $1,110.91  $1,907.33  $2,532.83  $4,045.66
with IPP & ADBR Riders.................  $1,115.64  $1,176.73  $1,985.04  $4,092.06  $1,115.64  $1,921.22  $2,555.91  $4,092.06
with EBB & ADBR Riders.................  $1,101.44  $1,131.71  $1,911.54  $3,953.60  $1,101.44  $1,879.61  $2,486.81  $3,953.60
with All Riders........................  $1,144.04  $1,267.21  $2,133.45  $4,375.29  $1,144.04  $2,004.86  $2,695.45  $4,375.29
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.....................  $1,008.53  $  835.13  $1,424.07  $3,017.97  $1,008.53  $1,605.48  $2,028.47  $3,017.97
with IPP Rider.........................  $1,051.28  $  972.02  $1,649.84  $3,455.22  $1,051.28  $1,732.01  $2,240.75  $3,455.22
with EBB Rider.........................  $1,037.03  $  926.53  $1,575.06  $3,311.64  $1,037.03  $1,689.96  $2,170.43  $3,311.64
with ADBR Rider........................  $1,041.78  $  941.71  $1,600.04  $3,359.75  $1,041.78  $1,703.99  $2,193.93  $3,359.75
with IPP & EBB Riders..................  $1,079.77  $1,063.43  $1,800.83  $3,748.91  $1,079.77  $1,816.50  $2,382.72  $3,748.91
with IPP & ADBR Riders.................  $1,084.52  $1,078.61  $1,825.82  $3,797.02  $1,084.52  $1,830.53  $2,406.22  $3,797.02
with EBB & ADBR Riders.................  $1,070.27  $1,033.12  $1,751.04  $3,653.43  $1,070.27  $1,788.49  $2,335.91  $3,653.43
with All Riders........................  $1,113.02  $1,170.01  $1,976.80  $4,090.69  $1,113.02  $1,915.02  $2,548.18  $4,090.69
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.....................  $1,006.63  $  829.01  $1,413.94  $2,998.06  $1,006.63  $1,599.82  $2,018.94  $2,998.06
with IPP Rider.........................  $1,049.38  $  965.98  $1,639.94  $3,436.27  $1,049.38  $1,726.43  $2,231.44  $3,436.27
with EBB Rider.........................  $1,035.13  $  920.47  $1,565.09  $3,292.39  $1,035.13  $1,684.36  $2,161.06  $3,292.39
with ADBR Rider........................  $1,039.88  $  935.65  $1,590.08  $3,340.59  $1,039.88  $1,698.39  $2,184.56  $3,340.59
with IPP & EBB Riders..................  $1,077.89  $1,057.45  $1,791.09  $3,730.61  $1,077.89  $1,810.97  $2,373.56  $3,730.61
with IPP & ADBR Riders.................  $1,082.64  $1,072.64  $1,816.09  $3,778.80  $1,082.64  $1,825.01  $2,397.07  $3,778.80
with EBB & ADBR Riders.................  $1,068.39  $1,027.12  $1,741.24  $3,634.92  $1,068.39  $1,782.94  $2,326.69  $3,634.92
with All Riders........................  $1,111.14  $1,164.10  $1,967.24  $4,073.15  $1,111.14  $1,909.55  $2,539.19  $4,073.15
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
---------------------------------------------------------------------------------
INVESTMENT DIVISION                        1YR       3YR        5YR        10YR
---------------------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.....................  $282.37  $  865.68  $1,474.66  $3,116.90
with EBB Rider.........................  $313.04  $  956.81  $1,624.87  $3,407.40
with ADBR Rider........................  $318.16  $  971.94  $1,649.70  $3,454.96
with IPP & EBB Riders..................  $359.06  $1,093.28  $1,849.45  $3,839.88
with IPP & ADBR Riders.................  $364.17  $1,108.40  $1,874.30  $3,887.46
with EBB & ADBR Riders.................  $348.83  $1,063.06  $1,799.90  $3,745.43
with All Riders........................  $394.85  $1,199.53  $2,024.51  $4,177.93
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.....................  $241.40  $  743.08  $1,271.05  $2,715.18
with IPP Rider.........................  $287.60  $  881.24  $1,500.38  $3,167.03
with EBB Rider.........................  $272.20  $  835.34  $1,424.43  $3,018.66
with ADBR Rider........................  $277.33  $  850.65  $1,449.79  $3,068.35
with IPP & EBB Riders..................  $318.40  $  973.50  $1,653.75  $3,470.49
with IPP & ADBR Riders.................  $323.53  $  988.81  $1,679.13  $3,520.21
with EBB & ADBR Riders.................  $308.13  $  942.91  $1,603.18  $3,371.84
with All Riders........................  $354.33  $1,081.07  $1,832.50  $3,823.68
MAINSTAY VP SMALL CAP GROWTH--SERVICE
  CLASS
without any Riders.....................  $305.93  $  935.70  $1,590.16  $3,340.74
with IPP Rider.........................  $351.84  $1,071.22  $1,812.08  $3,762.44
with EBB Rider.........................  $336.54  $1,026.20  $1,738.58  $3,623.98
with ADBR Rider........................  $341.64  $1,041.22  $1,763.13  $3,670.35
with IPP & EBB Riders..................  $382.44  $1,161.70  $1,960.49  $4,045.66
with IPP & ADBR Riders.................  $387.55  $1,176.73  $1,985.04  $4,092.06
with EBB & ADBR Riders.................  $372.24  $1,131.71  $1,911.54  $3,953.60
with All Riders........................  $418.15  $1,267.21  $2,133.45  $4,375.29
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.....................  $272.13  $  835.13  $1,424.07  $3,017.97
with IPP Rider.........................  $318.19  $  972.02  $1,649.84  $3,455.22
with EBB Rider.........................  $302.83  $  926.53  $1,575.06  $3,311.64
with ADBR Rider........................  $307.95  $  941.71  $1,600.04  $3,359.75
with IPP & EBB Riders..................  $348.89  $1,063.43  $1,800.83  $3,748.91
with IPP & ADBR Riders.................  $354.01  $1,078.61  $1,825.82  $3,797.02
with EBB & ADBR Riders.................  $338.66  $1,033.12  $1,751.04  $3,653.43
with All Riders........................  $384.72  $1,170.01  $1,976.80  $4,090.69
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.....................  $270.08  $  829.01  $1,413.94  $2,998.06
with IPP Rider.........................  $316.15  $  965.98  $1,639.94  $3,436.27
with EBB Rider.........................  $300.79  $  920.47  $1,565.09  $3,292.39
with ADBR Rider........................  $305.91  $  935.65  $1,590.08  $3,340.59
with IPP & EBB Riders..................  $346.86  $1,057.45  $1,791.09  $3,730.61
with IPP & ADBR Riders.................  $351.98  $1,072.64  $1,816.09  $3,778.80
with EBB & ADBR Riders.................  $336.62  $1,027.12  $1,741.24  $3,634.92
with All Riders........................  $382.69  $1,164.10  $1,967.24  $4,073.15




* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                         1YR        3YR        5YR        10YR       1YR        3YR        5YR        10YR
-------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.....................  $1,039.90  $  935.70  $1,590.16  $3,340.74  $1,039.90  $1,698.44  $2,184.63  $3,340.74
with IPP Rider.........................  $1,082.51  $1,071.22  $1,812.08  $3,762.44  $1,082.51  $1,823.70  $2,393.29  $3,762.44
with EBB Rider.........................  $1,068.31  $1,026.20  $1,738.58  $3,623.98  $1,068.31  $1,782.08  $2,324.18  $3,623.98
with ADBR Rider........................  $1,073.04  $1,041.22  $1,763.13  $3,670.35  $1,073.04  $1,795.97  $2,347.27  $3,670.35
with IPP & EBB Riders..................  $1,110.91  $1,161.70  $1,960.49  $4,045.66  $1,110.91  $1,907.33  $2,532.83  $4,045.66
with IPP & ADBR Riders.................  $1,115.64  $1,176.73  $1,985.04  $4,092.06  $1,115.64  $1,921.22  $2,555.91  $4,092.06
with EBB & ADBR Riders.................  $1,101.44  $1,131.71  $1,911.54  $3,953.60  $1,101.44  $1,879.61  $2,486.81  $3,953.60
with All Riders........................  $1,144.04  $1,267.21  $2,133.45  $4,375.29  $1,144.04  $2,004.86  $2,695.45  $4,375.29
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.....................  $1,010.43  $  841.24  $1,434.21  $3,037.83  $1,010.43  $1,611.13  $2,038.00  $3,037.83
with IPP Rider.........................  $1,053.17  $  978.05  $1,659.74  $3,474.13  $1,053.17  $1,737.59  $2,250.06  $3,474.13
with EBB Rider.........................  $1,038.92  $  932.59  $1,585.04  $3,330.87  $1,038.92  $1,695.56  $2,179.82  $3,330.87
with ADBR Rider........................  $1,043.67  $  947.75  $1,609.98  $3,378.86  $1,043.67  $1,709.58  $2,203.27  $3,378.86
with IPP & EBB Riders..................  $1,081.66  $1,069.40  $1,810.57  $3,767.17  $1,081.66  $1,822.02  $2,391.88  $3,767.17
with IPP & ADBR Riders.................  $1,086.41  $1,084.58  $1,835.54  $3,815.17  $1,086.41  $1,836.05  $2,415.35  $3,815.17
with EBB & ADBR Riders.................  $1,072.16  $1,039.11  $1,760.83  $3,671.91  $1,072.16  $1,794.02  $2,345.11  $3,671.91
with All Riders........................  $1,114.90  $1,175.92  $1,986.36  $4,108.21  $1,114.90  $1,920.48  $2,557.17  $4,108.21
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.....................  $1,033.25  $  914.43  $1,555.13  $3,273.16  $1,033.25  $1,678.77  $2,151.69  $3,273.16
with IPP Rider.........................  $1,075.88  $1,050.23  $1,777.85  $3,698.12  $1,075.88  $1,804.30  $2,361.10  $3,698.12
with EBB Rider.........................  $1,061.67  $1,005.11  $1,704.09  $3,558.58  $1,061.67  $1,762.60  $2,291.76  $3,558.58
with ADBR Rider........................  $1,066.40  $1,020.17  $1,728.73  $3,605.33  $1,066.40  $1,776.51  $2,314.92  $3,605.33
with IPP & EBB Riders..................  $1,104.30  $1,140.92  $1,926.81  $3,983.54  $1,104.30  $1,888.12  $2,501.17  $3,983.54
with IPP & ADBR Riders.................  $1,109.04  $1,155.96  $1,951.45  $4,030.28  $1,109.04  $1,902.03  $2,524.33  $4,030.28
with EBB & ADBR Riders.................  $1,094.83  $1,110.85  $1,877.69  $3,890.76  $1,094.83  $1,860.33  $2,454.98  $3,890.76
with All Riders........................  $1,137.46  $1,246.65  $2,100.41  $4,315.70  $1,137.46  $1,985.85  $2,664.39  $4,315.70
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.....................  $1,029.44  $  902.25  $1,535.06  $3,234.34  $1,029.44  $1,667.52  $2,132.83  $3,234.34
with IPP Rider.........................  $1,072.09  $1,038.22  $1,758.24  $3,661.14  $1,072.09  $1,793.20  $2,342.67  $3,661.14
with EBB Rider.........................  $1,057.88  $  993.05  $1,684.33  $3,521.01  $1,057.88  $1,751.44  $2,273.18  $3,521.01
with ADBR Rider........................  $1,062.62  $1,008.13  $1,709.02  $3,567.96  $1,062.62  $1,765.38  $2,296.39  $3,567.96
with IPP & EBB Riders..................  $1,100.53  $1,129.01  $1,907.51  $3,947.84  $1,100.53  $1,877.12  $2,483.02  $3,947.84
with IPP & ADBR Riders.................  $1,105.27  $1,144.09  $1,932.21  $3,994.78  $1,105.27  $1,891.06  $2,506.24  $3,994.78
with EBB & ADBR Riders.................  $1,091.05  $1,098.92  $1,858.29  $3,854.64  $1,091.05  $1,849.30  $2,436.74  $3,854.64
with All Riders........................  $1,133.70  $1,234.89  $2,081.48  $4,281.47  $1,133.70  $1,974.98  $2,646.59  $4,281.47
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE
  CLASS 2
without any Riders.....................  $1,010.43  $  841.24  $1,434.21  $3,037.83  $1,010.43  $1,611.13  $2,038.00  $3,037.83
with IPP Rider.........................  $1,053.17  $  978.05  $1,659.74  $3,474.13  $1,053.17  $1,737.59  $2,250.06  $3,474.13
with EBB Rider.........................  $1,038.92  $  932.59  $1,585.04  $3,330.87  $1,038.92  $1,695.56  $2,179.82  $3,330.87
with ADBR Rider........................  $1,043.67  $  947.75  $1,609.98  $3,378.86  $1,043.67  $1,709.58  $2,203.27  $3,378.86
with IPP & EBB Riders..................  $1,081.66  $1,069.40  $1,810.57  $3,767.17  $1,081.66  $1,822.02  $2,391.88  $3,767.17
with IPP & ADBR Riders.................  $1,086.41  $1,084.58  $1,835.54  $3,815.17  $1,086.41  $1,836.05  $2,415.35  $3,815.17
with EBB & ADBR Riders.................  $1,072.16  $1,039.11  $1,760.83  $3,671.91  $1,072.16  $1,794.02  $2,345.11  $3,671.91
with All Riders........................  $1,114.90  $1,175.92  $1,986.36  $4,108.21  $1,114.90  $1,920.48  $2,557.17  $4,108.21
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
---------------------------------------------------------------------------------
INVESTMENT DIVISION                        1YR       3YR        5YR        10YR
---------------------------------------------------------------------------------
ALGER AMERICAN SMALLCAP GROWTH--CLASS S
  SHARES**
without any Riders.....................  $305.93  $  935.70  $1,590.16  $3,340.74
with IPP Rider.........................  $351.84  $1,071.22  $1,812.08  $3,762.44
with EBB Rider.........................  $336.54  $1,026.20  $1,738.58  $3,623.98
with ADBR Rider........................  $341.64  $1,041.22  $1,763.13  $3,670.35
with IPP & EBB Riders..................  $382.44  $1,161.70  $1,960.49  $4,045.66
with IPP & ADBR Riders.................  $387.55  $1,176.73  $1,985.04  $4,092.06
with EBB & ADBR Riders.................  $372.24  $1,131.71  $1,911.54  $3,953.60
with All Riders........................  $418.15  $1,267.21  $2,133.45  $4,375.29
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.....................  $274.18  $  841.24  $1,434.21  $3,037.83
with IPP Rider.........................  $320.23  $  978.05  $1,659.74  $3,474.13
with EBB Rider.........................  $304.88  $  932.59  $1,585.04  $3,330.87
with ADBR Rider........................  $309.99  $  947.75  $1,609.98  $3,378.86
with IPP & EBB Riders..................  $350.93  $1,069.40  $1,810.57  $3,767.17
with IPP & ADBR Riders.................  $356.04  $1,084.58  $1,835.54  $3,815.17
with EBB & ADBR Riders.................  $340.69  $1,039.11  $1,760.83  $3,671.91
with All Riders........................  $386.74  $1,175.92  $1,986.36  $4,108.21
COLUMBIA SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without any Riders.....................  $298.76  $  914.43  $1,555.13  $3,273.16
with IPP Rider.........................  $344.70  $1,050.23  $1,777.85  $3,698.12
with EBB Rider.........................  $329.38  $1,005.11  $1,704.09  $3,558.58
with ADBR Rider........................  $334.49  $1,020.17  $1,728.73  $3,605.33
with IPP & EBB Riders..................  $375.32  $1,140.92  $1,926.81  $3,983.54
with IPP & ADBR Riders.................  $380.43  $1,155.96  $1,951.45  $4,030.28
with EBB & ADBR Riders.................  $365.11  $1,110.85  $1,877.69  $3,890.76
with All Riders........................  $411.05  $1,246.65  $2,100.41  $4,315.70
DREYFUS IP TECHNOLOGY GROWTH--SERVICE
  SHARES
without any Riders.....................  $294.66  $  902.25  $1,535.06  $3,234.34
with IPP Rider.........................  $340.62  $1,038.22  $1,758.24  $3,661.14
with EBB Rider.........................  $325.30  $  993.05  $1,684.33  $3,521.01
with ADBR Rider........................  $330.41  $1,008.13  $1,709.02  $3,567.96
with IPP & EBB Riders..................  $371.26  $1,129.01  $1,907.51  $3,947.84
with IPP & ADBR Riders.................  $376.36  $1,144.09  $1,932.21  $3,994.78
with EBB & ADBR Riders.................  $361.04  $1,098.92  $1,858.29  $3,854.64
with All Riders........................  $407.00  $1,234.89  $2,081.48  $4,281.47
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE
  CLASS 2
without any Riders.....................  $274.18  $  841.24  $1,434.21  $3,037.83
with IPP Rider.........................  $320.23  $  978.05  $1,659.74  $3,474.13
with EBB Rider.........................  $304.88  $  932.59  $1,585.04  $3,330.87
with ADBR Rider........................  $309.99  $  947.75  $1,609.98  $3,378.86
with IPP & EBB Riders..................  $350.93  $1,069.40  $1,810.57  $3,767.17
with IPP & ADBR Riders.................  $356.04  $1,084.58  $1,835.54  $3,815.17
with EBB & ADBR Riders.................  $340.69  $1,039.11  $1,760.83  $3,671.91
with All Riders........................  $386.74  $1,175.92  $1,986.36  $4,108.21





** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                         1YR        3YR        5YR        10YR       1YR        3YR        5YR        10YR
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.....................  $1,000.93  $  810.64  $1,383.46  $2,938.12  $1,000.93  $1,582.84  $1,990.28  $2,938.12
with IPP Rider.........................  $1,043.71  $  947.87  $1,610.17  $3,379.20  $1,043.71  $1,709.69  $2,203.45  $3,379.20
with EBB Rider.........................  $1,029.45  $  902.26  $1,535.07  $3,234.37  $1,029.45  $1,667.53  $2,132.84  $3,234.37
with ADBR Rider........................  $1,034.20  $  917.48  $1,560.16  $3,282.89  $1,034.20  $1,681.60  $2,156.43  $3,282.89
with IPP & EBB Riders..................  $1,072.23  $1,039.50  $1,761.80  $3,675.49  $1,072.23  $1,794.39  $2,346.02  $3,675.49
with IPP & ADBR Riders.................  $1,076.98  $1,054.72  $1,786.88  $3,724.01  $1,076.98  $1,808.45  $2,369.61  $3,724.01
with EBB & ADBR Riders.................  $1,062.72  $1,009.11  $1,711.77  $3,579.15  $1,062.72  $1,766.29  $2,298.99  $3,579.15
with All Riders........................  $1,105.50  $1,146.34  $1,938.50  $4,020.28  $1,105.50  $1,893.14  $2,512.17  $4,020.28
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.....................  $1,011.39  $  844.30  $1,439.28  $3,047.76  $1,011.39  $1,613.96  $2,042.76  $3,047.76
with IPP Rider.........................  $1,054.12  $  981.07  $1,664.69  $3,483.57  $1,054.12  $1,740.37  $2,254.71  $3,483.57
with EBB Rider.........................  $1,039.88  $  935.62  $1,590.03  $3,340.48  $1,039.88  $1,698.37  $2,184.51  $3,340.48
with ADBR Rider........................  $1,044.62  $  950.79  $1,614.97  $3,388.41  $1,044.62  $1,712.38  $2,207.96  $3,388.41
with IPP & EBB Riders..................  $1,082.61  $1,072.40  $1,815.45  $3,776.31  $1,082.61  $1,824.79  $2,396.47  $3,776.31
with IPP & ADBR Riders.................  $1,087.36  $1,087.56  $1,840.39  $3,824.24  $1,087.36  $1,838.81  $2,419.91  $3,824.24
with EBB & ADBR Riders.................  $1,073.11  $1,042.11  $1,765.72  $3,681.13  $1,073.11  $1,796.80  $2,349.71  $3,681.13
with All Riders........................  $1,115.84  $1,178.88  $1,991.14  $4,116.97  $1,115.84  $1,923.21  $2,561.66  $4,116.97
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.....................  $1,002.83  $  816.76  $1,393.62  $2,958.12  $1,002.83  $1,588.50  $1,999.83  $2,958.12
with IPP Rider.........................  $1,045.60  $  953.91  $1,620.10  $3,398.28  $1,045.60  $1,715.27  $2,212.79  $3,398.28
with EBB Rider.........................  $1,031.34  $  908.34  $1,545.09  $3,253.74  $1,031.34  $1,673.15  $2,142.26  $3,253.74
with ADBR Rider........................  $1,036.10  $  923.55  $1,570.14  $3,302.16  $1,036.10  $1,687.21  $2,165.81  $3,302.16
with IPP & EBB Riders..................  $1,074.11  $1,045.49  $1,771.56  $3,693.88  $1,074.11  $1,799.92  $2,355.20  $3,693.88
with IPP & ADBR Riders.................  $1,078.87  $1,060.70  $1,796.63  $3,742.31  $1,078.87  $1,813.98  $2,378.77  $3,742.31
with EBB & ADBR Riders.................  $1,064.61  $1,015.13  $1,721.62  $3,597.79  $1,064.61  $1,771.86  $2,308.24  $3,597.79
with All Riders........................  $1,107.38  $1,152.27  $1,948.09  $4,037.93  $1,107.38  $1,898.62  $2,521.19  $4,037.93
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.....................  $1,012.34  $  847.35  $1,444.33  $3,057.66  $1,012.34  $1,616.78  $2,047.52  $3,057.66
with IPP Rider.........................  $1,055.06  $  984.08  $1,669.63  $3,493.01  $1,055.06  $1,743.15  $2,259.36  $3,493.01
with EBB Rider.........................  $1,040.82  $  938.65  $1,595.01  $3,350.07  $1,040.82  $1,701.17  $2,189.20  $3,350.07
with ADBR Rider........................  $1,045.57  $  953.81  $1,619.94  $3,397.95  $1,045.57  $1,715.18  $2,212.63  $3,397.95
with IPP & EBB Riders..................  $1,083.55  $1,075.38  $1,820.31  $3,785.41  $1,083.55  $1,827.54  $2,401.04  $3,785.41
with IPP & ADBR Riders.................  $1,088.29  $1,090.54  $1,845.24  $3,833.28  $1,088.29  $1,841.56  $2,424.47  $3,833.28
with EBB & ADBR Riders.................  $1,074.05  $1,045.10  $1,770.61  $3,690.33  $1,074.05  $1,799.56  $2,354.30  $3,690.33
with All Riders........................  $1,116.78  $1,181.83  $1,995.90  $4,125.68  $1,116.78  $1,925.94  $2,566.14  $4,125.68
MFS(R) INVESTORS TRUST SERIES--SERVICE
  CLASS
without any Riders.....................  $1,029.44  $  902.25  $1,535.06  $3,234.34  $1,029.44  $1,667.52  $2,132.83  $3,234.34
with IPP Rider.........................  $1,072.09  $1,038.22  $1,758.24  $3,661.14  $1,072.09  $1,793.20  $2,342.67  $3,661.14
with EBB Rider.........................  $1,057.88  $  993.05  $1,684.33  $3,521.01  $1,057.88  $1,751.44  $2,273.18  $3,521.01
with ADBR Rider........................  $1,062.62  $1,008.13  $1,709.02  $3,567.96  $1,062.62  $1,765.38  $2,296.39  $3,567.96
with IPP & EBB Riders..................  $1,100.53  $1,129.01  $1,907.51  $3,947.84  $1,100.53  $1,877.12  $2,483.02  $3,947.84
with IPP & ADBR Riders.................  $1,105.27  $1,144.09  $1,932.21  $3,994.78  $1,105.27  $1,891.06  $2,506.24  $3,994.78
with EBB & ADBR Riders.................  $1,091.05  $1,098.92  $1,858.29  $3,854.64  $1,091.05  $1,849.30  $2,436.74  $3,854.64
with All Riders........................  $1,133.70  $1,234.89  $2,081.48  $4,281.47  $1,133.70  $1,974.98  $2,646.59  $4,281.47
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
---------------------------------------------------------------------------------
INVESTMENT DIVISION                        1YR       3YR        5YR        10YR
---------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME--SERVICE
  CLASS 2
without any Riders.....................  $263.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider.........................  $310.03  $  947.87  $1,610.17  $3,379.20
with EBB Rider.........................  $294.66  $  902.26  $1,535.07  $3,234.37
with ADBR Rider........................  $299.79  $  917.48  $1,560.16  $3,282.89
with IPP & EBB Riders..................  $340.76  $1,039.50  $1,761.80  $3,675.49
with IPP & ADBR Riders.................  $345.88  $1,054.72  $1,786.88  $3,724.01
with EBB & ADBR Riders.................  $330.52  $1,009.11  $1,711.77  $3,579.15
with All Riders........................  $376.61  $1,146.34  $1,938.50  $4,020.28
FIDELITY(R) VIP MID CAP--SERVICE CLASS
  2
without any Riders.....................  $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider.........................  $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider.........................  $305.90  $  935.62  $1,590.03  $3,340.48
with ADBR Rider........................  $311.02  $  950.79  $1,614.97  $3,388.41
with IPP & EBB Riders..................  $351.95  $1,072.40  $1,815.45  $3,776.31
with IPP & ADBR Riders.................  $357.06  $1,087.56  $1,840.39  $3,824.24
with EBB & ADBR Riders.................  $341.72  $1,042.11  $1,765.72  $3,681.13
with All Riders........................  $387.76  $1,178.88  $1,991.14  $4,116.97
JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders.....................  $265.98  $  816.76  $1,393.62  $2,958.12
with IPP Rider.........................  $312.07  $  953.91  $1,620.10  $3,398.28
with EBB Rider.........................  $296.71  $  908.34  $1,545.09  $3,253.74
with ADBR Rider........................  $301.83  $  923.55  $1,570.14  $3,302.16
with IPP & EBB Riders..................  $342.79  $1,045.49  $1,771.56  $3,693.88
with IPP & ADBR Riders.................  $347.91  $1,060.70  $1,796.63  $3,742.31
with EBB & ADBR Riders.................  $332.55  $1,015.13  $1,721.62  $3,597.79
with All Riders........................  $378.64  $1,152.27  $1,948.09  $4,037.93
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.....................  $276.22  $  847.35  $1,444.33  $3,057.66
with IPP Rider.........................  $322.27  $  984.08  $1,669.63  $3,493.01
with EBB Rider.........................  $306.92  $  938.65  $1,595.01  $3,350.07
with ADBR Rider........................  $312.03  $  953.81  $1,619.94  $3,397.95
with IPP & EBB Riders..................  $352.96  $1,075.38  $1,820.31  $3,785.41
with IPP & ADBR Riders.................  $358.08  $1,090.54  $1,845.24  $3,833.28
with EBB & ADBR Riders.................  $342.73  $1,045.10  $1,770.61  $3,690.33
with All Riders........................  $388.77  $1,181.83  $1,995.90  $4,125.68
MFS(R) INVESTORS TRUST SERIES--SERVICE
  CLASS
without any Riders.....................  $294.66  $  902.25  $1,535.06  $3,234.34
with IPP Rider.........................  $340.62  $1,038.22  $1,758.24  $3,661.14
with EBB Rider.........................  $325.30  $  993.05  $1,684.33  $3,521.01
with ADBR Rider........................  $330.41  $1,008.13  $1,709.02  $3,567.96
with IPP & EBB Riders..................  $371.26  $1,129.01  $1,907.51  $3,947.84
with IPP & ADBR Riders.................  $376.36  $1,144.09  $1,932.21  $3,994.78
with EBB & ADBR Riders.................  $361.04  $1,098.92  $1,858.29  $3,854.64
with All Riders........................  $407.00  $1,234.89  $2,081.48  $4,281.47

                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                         1YR        3YR        5YR        10YR       1YR        3YR        5YR        10YR
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.....................  $1,032.30  $  911.39  $1,550.13  $3,263.47  $1,032.30  $1,675.97  $2,146.99  $3,263.47
with IPP Rider.........................  $1,074.94  $1,047.23  $1,772.95  $3,688.88  $1,074.94  $1,801.53  $2,356.50  $3,688.88
with EBB Rider.........................  $1,060.72  $1,002.09  $1,699.15  $3,549.21  $1,060.72  $1,759.81  $2,287.11  $3,549.21
with ADBR Rider........................  $1,065.46  $1,017.17  $1,723.82  $3,596.02  $1,065.46  $1,773.74  $2,310.30  $3,596.02
with IPP & EBB Riders..................  $1,103.36  $1,137.94  $1,922.00  $3,974.63  $1,103.36  $1,885.37  $2,496.64  $3,974.63
with IPP & ADBR Riders.................  $1,108.10  $1,153.00  $1,946.64  $4,021.43  $1,108.10  $1,899.29  $2,519.81  $4,021.43
with EBB & ADBR Riders.................  $1,093.89  $1,107.87  $1,872.84  $3,881.74  $1,093.89  $1,857.58  $2,450.42  $3,881.74
with All Riders........................  $1,136.52  $1,243.70  $2,095.68  $4,307.16  $1,136.52  $1,983.13  $2,659.94  $4,307.16
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.....................  $1,029.44  $  902.25  $1,535.06  $3,234.34  $1,029.44  $1,667.52  $2,132.83  $3,234.34
with IPP Rider.........................  $1,072.09  $1,038.22  $1,758.24  $3,661.14  $1,072.09  $1,793.20  $2,342.67  $3,661.14
with EBB Rider.........................  $1,057.88  $  993.05  $1,684.33  $3,521.01  $1,057.88  $1,751.44  $2,273.18  $3,521.01
with ADBR Rider........................  $1,062.62  $1,008.13  $1,709.02  $3,567.96  $1,062.62  $1,765.38  $2,296.39  $3,567.96
with IPP & EBB Riders..................  $1,100.53  $1,129.01  $1,907.51  $3,947.84  $1,100.53  $1,877.12  $2,483.02  $3,947.84
with IPP & ADBR Riders.................  $1,105.27  $1,144.09  $1,932.21  $3,994.78  $1,105.27  $1,891.06  $2,506.24  $3,994.78
with EBB & ADBR Riders.................  $1,091.05  $1,098.92  $1,858.29  $3,854.64  $1,091.05  $1,849.30  $2,436.74  $3,854.64
with All Riders........................  $1,133.70  $1,234.89  $2,081.48  $4,281.47  $1,133.70  $1,974.98  $2,646.59  $4,281.47
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.....................  $1,033.25  $  914.43  $1,555.13  $3,273.16  $1,033.25  $1,678.77  $2,151.69  $3,273.16
with IPP Rider.........................  $1,075.88  $1,050.23  $1,777.85  $3,698.12  $1,075.88  $1,804.30  $2,361.10  $3,698.12
with EBB Rider.........................  $1,061.67  $1,005.11  $1,704.09  $3,558.58  $1,061.67  $1,762.60  $2,291.76  $3,558.58
with ADBR Rider........................  $1,066.40  $1,020.17  $1,728.73  $3,605.33  $1,066.40  $1,776.51  $2,314.92  $3,605.33
with IPP & EBB Riders..................  $1,104.30  $1,140.92  $1,926.81  $3,983.54  $1,104.30  $1,888.12  $2,501.17  $3,983.54
with IPP & ADBR Riders.................  $1,109.04  $1,155.96  $1,951.45  $4,030.28  $1,109.04  $1,902.03  $2,524.33  $4,030.28
with EBB & ADBR Riders.................  $1,094.83  $1,110.85  $1,877.69  $3,890.76  $1,094.83  $1,860.33  $2,454.98  $3,890.76
with All Riders........................  $1,137.46  $1,246.65  $2,100.41  $4,315.70  $1,137.46  $1,985.85  $2,664.39  $4,315.70
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.....................  $1,049.41  $  966.05  $1,640.04  $3,436.48  $1,049.41  $1,726.50  $2,231.53  $3,436.48
with IPP Rider.........................  $1,091.97  $1,101.15  $1,860.80  $3,853.54  $1,091.97  $1,851.36  $2,439.09  $3,853.54
with EBB Rider.........................  $1,077.78  $1,056.25  $1,787.68  $3,716.58  $1,077.78  $1,809.86  $2,370.35  $3,716.58
with ADBR Rider........................  $1,082.51  $1,071.24  $1,812.10  $3,762.49  $1,082.51  $1,823.71  $2,393.31  $3,762.49
with IPP & EBB Riders..................  $1,120.34  $1,191.36  $2,008.44  $4,133.68  $1,120.34  $1,934.74  $2,577.91  $4,133.68
with IPP & ADBR Riders.................  $1,125.07  $1,206.33  $2,032.85  $4,179.55  $1,125.07  $1,948.58  $2,600.86  $4,179.55
with EBB & ADBR Riders.................  $1,110.88  $1,161.44  $1,959.74  $4,042.61  $1,110.88  $1,907.09  $2,532.12  $4,042.61
with All Riders........................  $1,153.44  $1,296.54  $2,180.49  $4,459.69  $1,153.44  $2,031.96  $2,739.67  $4,459.69
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders.....................  $1,027.54  $  896.16  $1,525.01  $3,214.85  $1,027.54  $1,661.90  $2,123.37  $3,214.85
with IPP Rider.........................  $1,070.20  $1,032.22  $1,748.43  $3,642.62  $1,070.20  $1,787.65  $2,333.45  $3,642.62
with EBB Rider.........................  $1,055.98  $  987.01  $1,674.44  $3,502.17  $1,055.98  $1,745.87  $2,263.88  $3,502.17
with ADBR Rider........................  $1,060.72  $1,002.10  $1,699.16  $3,549.22  $1,060.72  $1,759.81  $2,287.12  $3,549.22
with IPP & EBB Riders..................  $1,098.64  $1,123.07  $1,897.86  $3,929.92  $1,098.64  $1,871.62  $2,473.94  $3,929.92
with IPP & ADBR Riders.................  $1,103.38  $1,138.15  $1,922.58  $3,976.99  $1,103.38  $1,885.57  $2,497.19  $3,976.99
with EBB & ADBR Riders.................  $1,089.16  $1,092.95  $1,848.57  $3,836.53  $1,089.16  $1,843.79  $2,427.61  $3,836.53
with All Riders........................  $1,131.82  $1,229.00  $2,072.01  $4,264.31  $1,131.82  $1,969.54  $2,637.69  $4,264.31
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
---------------------------------------------------------------------------------
INVESTMENT DIVISION                        1YR       3YR        5YR        10YR
---------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.....................  $297.74  $  911.39  $1,550.13  $3,263.47
with IPP Rider.........................  $343.68  $1,047.23  $1,772.95  $3,688.88
with EBB Rider.........................  $328.37  $1,002.09  $1,699.15  $3,549.21
with ADBR Rider........................  $333.47  $1,017.17  $1,723.82  $3,596.02
with IPP & EBB Riders..................  $374.31  $1,137.94  $1,922.00  $3,974.63
with IPP & ADBR Riders.................  $379.42  $1,153.00  $1,946.64  $4,021.43
with EBB & ADBR Riders.................  $364.10  $1,107.87  $1,872.84  $3,881.74
with All Riders........................  $410.05  $1,243.70  $2,095.68  $4,307.16
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.....................  $294.66  $  902.25  $1,535.06  $3,234.34
with IPP Rider.........................  $340.62  $1,038.22  $1,758.24  $3,661.14
with EBB Rider.........................  $325.30  $  993.05  $1,684.33  $3,521.01
with ADBR Rider........................  $330.41  $1,008.13  $1,709.02  $3,567.96
with IPP & EBB Riders..................  $371.26  $1,129.01  $1,907.51  $3,947.84
with IPP & ADBR Riders.................  $376.36  $1,144.09  $1,932.21  $3,994.78
with EBB & ADBR Riders.................  $361.04  $1,098.92  $1,858.29  $3,854.64
with All Riders........................  $407.00  $1,234.89  $2,081.48  $4,281.47
NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders.....................  $298.76  $  914.43  $1,555.13  $3,273.16
with IPP Rider.........................  $344.70  $1,050.23  $1,777.85  $3,698.12
with EBB Rider.........................  $329.38  $1,005.11  $1,704.09  $3,558.58
with ADBR Rider........................  $334.49  $1,020.17  $1,728.73  $3,605.33
with IPP & EBB Riders..................  $375.32  $1,140.92  $1,926.81  $3,983.54
with IPP & ADBR Riders.................  $380.43  $1,155.96  $1,951.45  $4,030.28
with EBB & ADBR Riders.................  $365.11  $1,110.85  $1,877.69  $3,890.76
with All Riders........................  $411.05  $1,246.65  $2,100.41  $4,315.70
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders.....................  $316.17  $  966.05  $1,640.04  $3,436.48
with IPP Rider.........................  $362.04  $1,101.15  $1,860.80  $3,853.54
with EBB Rider.........................  $346.75  $1,056.25  $1,787.68  $3,716.58
with ADBR Rider........................  $351.84  $1,071.24  $1,812.10  $3,762.49
with IPP & EBB Riders..................  $392.61  $1,191.36  $2,008.44  $4,133.68
with IPP & ADBR Riders.................  $397.71  $1,206.33  $2,032.85  $4,179.55
with EBB & ADBR Riders.................  $382.42  $1,161.44  $1,959.74  $4,042.61
with All Riders........................  $428.28  $1,296.54  $2,180.49  $4,459.69
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders.....................  $292.61  $  896.16  $1,525.01  $3,214.85
with IPP Rider.........................  $338.58  $1,032.22  $1,748.43  $3,642.62
with EBB Rider.........................  $323.26  $  987.01  $1,674.44  $3,502.17
with ADBR Rider........................  $328.36  $1,002.10  $1,699.16  $3,549.22
with IPP & EBB Riders..................  $369.22  $1,123.07  $1,897.86  $3,929.92
with IPP & ADBR Riders.................  $374.33  $1,138.15  $1,922.58  $3,976.99
with EBB & ADBR Riders.................  $359.01  $1,092.95  $1,848.57  $3,836.53
with All Riders........................  $404.98  $1,229.00  $2,072.01  $4,264.31

                                                       EXPENSES IF YOU                             EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                         1YR        3YR        5YR        10YR       1YR        3YR        5YR        10YR
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.....................  $1,029.44  $  902.25  $1,535.06  $3,234.34  $1,029.44  $1,667.52  $2,132.83  $3,234.34
with IPP Rider.........................  $1,072.09  $1,038.22  $1,758.24  $3,661.14  $1,072.09  $1,793.20  $2,342.67  $3,661.14
with EBB Rider.........................  $1,057.88  $  993.05  $1,684.33  $3,521.01  $1,057.88  $1,751.44  $2,273.18  $3,521.01
with ADBR Rider........................  $1,062.62  $1,008.13  $1,709.02  $3,567.96  $1,062.62  $1,765.38  $2,296.39  $3,567.96
with IPP & EBB Riders..................  $1,100.53  $1,129.01  $1,907.51  $3,947.84  $1,100.53  $1,877.12  $2,483.02  $3,947.84
with IPP & ADBR Riders.................  $1,105.27  $1,144.09  $1,932.21  $3,994.78  $1,105.27  $1,891.06  $2,506.24  $3,994.78
with EBB & ADBR Riders.................  $1,091.05  $1,098.92  $1,858.29  $3,854.64  $1,091.05  $1,849.30  $2,436.74  $3,854.64
with All Riders........................  $1,133.70  $1,234.89  $2,081.48  $4,281.47  $1,133.70  $1,974.98  $2,646.59  $4,281.47
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.....................  $1,020.89  $  874.83  $1,489.77  $3,146.39  $1,020.89  $1,642.17  $2,090.24  $3,146.39
with IPP Rider.........................  $1,063.58  $1,011.19  $1,714.03  $3,577.47  $1,063.58  $1,768.21  $2,301.10  $3,577.47
with EBB Rider.........................  $1,049.35  $  965.87  $1,639.75  $3,435.92  $1,049.35  $1,726.32  $2,231.26  $3,435.92
with ADBR Rider........................  $1,054.10  $  981.00  $1,664.57  $3,483.35  $1,054.10  $1,740.31  $2,254.60  $3,483.35
with IPP & EBB Riders..................  $1,092.04  $1,102.23  $1,864.01  $3,866.99  $1,092.04  $1,852.36  $2,442.12  $3,866.99
with IPP & ADBR Riders.................  $1,096.78  $1,117.34  $1,888.81  $3,914.42  $1,096.78  $1,866.33  $2,465.44  $3,914.42
with EBB & ADBR Riders.................  $1,082.55  $1,072.04  $1,814.53  $3,772.87  $1,082.55  $1,824.46  $2,395.60  $3,772.87
with All Riders........................  $1,125.24  $1,208.38  $2,038.77  $4,203.92  $1,125.24  $1,950.48  $2,606.44  $4,203.92
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.....................  $1,108.34  $1,152.77  $1,944.59  $4,009.04  $1,108.34  $1,899.08  $2,517.87  $4,009.04
with IPP Rider.........................  $1,150.63  $1,285.31  $2,158.27  $4,398.42  $1,150.63  $2,021.58  $2,718.76  $4,398.42
with EBB Rider.........................  $1,136.54  $1,241.27  $2,087.50  $4,270.56  $1,136.54  $1,980.87  $2,652.22  $4,270.56
with ADBR Rider........................  $1,141.23  $1,255.96  $2,111.13  $4,313.39  $1,141.23  $1,994.45  $2,674.44  $4,313.39
with IPP & EBB Riders..................  $1,178.83  $1,373.79  $2,301.16  $4,659.95  $1,178.83  $2,103.36  $2,853.10  $4,659.95
with IPP & ADBR Riders.................  $1,183.53  $1,388.49  $2,324.80  $4,702.76  $1,183.53  $2,116.94  $2,875.32  $4,702.76
with EBB & ADBR Riders.................  $1,169.43  $1,344.44  $2,254.02  $4,574.91  $1,169.43  $2,076.23  $2,808.78  $4,574.91
with All Riders........................  $1,211.73  $1,476.98  $2,467.70  $4,964.30  $1,211.73  $2,198.73  $3,009.66  $4,964.30
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.....................  $1,042.75  $  944.82  $1,605.15  $3,369.57  $1,042.75  $1,706.87  $2,198.73  $3,369.57
with IPP Rider.........................  $1,085.34  $1,080.20  $1,826.72  $3,789.87  $1,085.34  $1,832.00  $2,407.05  $3,789.87
with EBB Rider.........................  $1,071.14  $1,035.22  $1,753.34  $3,651.87  $1,071.14  $1,790.42  $2,338.06  $3,651.87
with ADBR Rider........................  $1,075.88  $1,050.22  $1,777.84  $3,698.09  $1,075.88  $1,804.29  $2,361.09  $3,698.09
with IPP & EBB Riders..................  $1,113.73  $1,170.60  $1,974.89  $4,072.17  $1,113.73  $1,915.56  $2,546.37  $4,072.17
with IPP & ADBR Riders.................  $1,118.47  $1,185.62  $1,999.41  $4,118.40  $1,118.47  $1,929.44  $2,569.42  $4,118.40
with EBB & ADBR Riders.................  $1,104.27  $1,140.63  $1,926.03  $3,980.41  $1,104.27  $1,887.86  $2,500.43  $3,980.41
with All Riders........................  $1,146.86  $1,276.01  $2,147.59  $4,400.68  $1,146.86  $2,012.99  $2,708.74  $4,400.68
                                                  EXPENSES IF YOU DO NOT
                                                   SURRENDER YOUR POLICY
---------------------------------------------------------------------------------
INVESTMENT DIVISION                        1YR       3YR        5YR        10YR
---------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO
  II
without any Riders.....................  $294.66  $  902.25  $1,535.06  $3,234.34
with IPP Rider.........................  $340.62  $1,038.22  $1,758.24  $3,661.14
with EBB Rider.........................  $325.30  $  993.05  $1,684.33  $3,521.01
with ADBR Rider........................  $330.41  $1,008.13  $1,709.02  $3,567.96
with IPP & EBB Riders..................  $371.26  $1,129.01  $1,907.51  $3,947.84
with IPP & ADBR Riders.................  $376.36  $1,144.09  $1,932.21  $3,994.78
with EBB & ADBR Riders.................  $361.04  $1,098.92  $1,858.29  $3,854.64
with All Riders........................  $407.00  $1,234.89  $2,081.48  $4,281.47
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.....................  $285.45  $  874.83  $1,489.77  $3,146.39
with IPP Rider.........................  $331.45  $1,011.19  $1,714.03  $3,577.47
with EBB Rider.........................  $316.11  $  965.87  $1,639.75  $3,435.92
with ADBR Rider........................  $321.22  $  981.00  $1,664.57  $3,483.35
with IPP & EBB Riders..................  $362.11  $1,102.23  $1,864.01  $3,866.99
with IPP & ADBR Riders.................  $367.22  $1,117.34  $1,888.81  $3,914.42
with EBB & ADBR Riders.................  $351.89  $1,072.04  $1,814.53  $3,772.87
with All Riders........................  $397.89  $1,208.38  $2,038.77  $4,203.92
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.....................  $379.68  $1,152.77  $1,944.59  $4,009.04
with IPP Rider.........................  $425.25  $1,285.31  $2,158.27  $4,398.42
with EBB Rider.........................  $410.06  $1,241.27  $2,087.50  $4,270.56
with ADBR Rider........................  $415.12  $1,255.96  $2,111.13  $4,313.39
with IPP & EBB Riders..................  $455.64  $1,373.79  $2,301.16  $4,659.95
with IPP & ADBR Riders.................  $460.70  $1,388.49  $2,324.80  $4,702.76
with EBB & ADBR Riders.................  $445.51  $1,344.44  $2,254.02  $4,574.91
with All Riders........................  $491.08  $1,476.98  $2,467.70  $4,964.30
VICTORY VIF DIVERSIFIED STOCK--CLASS A
  SHARES
without any Riders.....................  $309.00  $  944.82  $1,605.15  $3,369.57
with IPP Rider.........................  $354.89  $1,080.20  $1,826.72  $3,789.87
with EBB Rider.........................  $339.59  $1,035.22  $1,753.34  $3,651.87
with ADBR Rider........................  $344.69  $1,050.22  $1,777.84  $3,698.09
with IPP & EBB Riders..................  $385.49  $1,170.60  $1,974.89  $4,072.17
with IPP & ADBR Riders.................  $390.59  $1,185.62  $1,999.41  $4,118.40
with EBB & ADBR Riders.................  $375.29  $1,140.63  $1,926.03  $3,980.41
with All Riders........................  $421.18  $1,276.01  $2,147.59  $4,400.68

        QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ELITE VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ELITE VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE ELITE VARIABLE ANNUITY?


     The NEW YORK LIFE ELITE VARIABLE ANNUITY is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to 43 Investment Divisions of the Separate Account, 42 of which are available to all policyholders, as well as the Fixed Account, and/or the DCA Advantage Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Account. The policy offers several optional riders that provide benefits at an additional charge. The New York Life Elite Variable Annuity policy differs from many others in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your total Adjusted Premium Payments made under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance. This charge will only be affected by additional premium payments, (excluding premiums allocated to the Fixed Account), or withdrawals in excess of the gain from the Investment Divisions and/or the DCA Advantage Account. (See "CHARGES AND DEDUCTIONS.")


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (i) SEPARATE ACCOUNT


               The Separate Account currently consists of 43 Investment Divisions, 42 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


          (ii) FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

     b) You can also allocate your premium payment to the 6-month DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates We have set in advance. The DCA Advantage allows you to set up automatic dollar cost averaging from the DCA Advantage Account into the Investment Divisions. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Account.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")

     You can make transfers to the Investment Divisions from the DCA Advantage Account, although certain restrictions may apply. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Account.") In addition, you can request transfers through the traditional Dollar Cost Averaging or Automatic Asset Reallocation options described in this Prospectus.

     YOU CAN TRANSFER INTEREST EARNED ON MONIES IN THE FIXED ACCOUNT ONLY INTO THE INVESTMENT DIVISIONS. TRANSFERS FROM THE INVESTMENT DIVISIONS OR THE DCA ADVANTAGE ACCOUNT OR THROUGH THE TRADITIONAL DOLLAR COST AVERAGING OPTION INTO THE FIXED ACCOUNT ARE NOT PERMITTED.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will impose a Mortality and Expense Risk and Administrative Costs charge equal, on an annual basis, to 1.70% of your Adjusted Premium Payments. The charge will be deducted from the Investment Divisions through a reduction in Accumulation Units at the end of each policy quarter. A pro-rata portion of the charge will be deducted upon the payment of death proceeds and on the date the policy is surrendered. In addition, We will deduct a policy service charge of $30 on each Policy Anniversary and upon the surrender of the policy if on that date the Accumulation Value is below $100,000. (See "CHARGES AND DEDUCTIONS.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first eight Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                   SURRENDER CHARGE
------------                                                   ----------------
1............................................................          8%
2............................................................          8%
3............................................................          8%
4............................................................          7%
5............................................................          6%
6............................................................          5%
7............................................................          4%
8............................................................          3%
9+...........................................................          0%


     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first, (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult your Registered Representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     If you select the Annual Death Benefit Reset Rider ("ADBR") (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the amount that is reset on the last policy anniversary. This charge will be deducted from each Investment Division, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. You should consult with your Registered Representative to determine the percentage We are currently charging before you select this rider. We may set a lower charge at Our sole discretion.

     As of the date of this Prospectus, the charges are as follows:

AGE OF OLDEST
OWNER OR ANNUITANT                                    ANNUAL CHARGE
------------------                                    -------------
65 or younger.......................................  0.30% (0.075% per quarter)
66 to 75 inclusive..................................  0.35% (0.0875% per quarter)



     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)


5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies, or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We will accept is $1,000,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.



     In the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington, NYLIAC is offering an individual single premium version of the New York Life Elite Variable Annuity policies. Please be aware that this product may not be approved for sale in all of these jurisdictions at the current time. Please check with your Registered Representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies. The maximum premium payment We will accept is $1,000,000, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received (See "THE POLICIES--Policy Application and Premium Payments"). You may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Investment Division, Fixed Account and DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Investment Division, Fixed Account and DCA Advantage Plan Account is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. MAY NYLIAC TERMINATE MY POLICY?

     If the Accumulation Value of your policy is less than $2,000 or is insufficient to cover the Annual Policy Service Charge, the Morality & Expense Risk and Administrative Costs charge, and optional rider charges, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

          (a) the Accumulation Value less any Mortality and Expense Risk and Administrative Costs Charge or pro-rata portion thereof; or

          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges previously imposed, less any rider charges deducted since the Policy Date.

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation. (See "THE POLICIES--Your Right to Cancel ("Free Look").")

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:

REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010



     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.


     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.


16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:


          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")



     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-Mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.


17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS?

     Subsequent premium payments must be sent to one of the following addresses:


REGULAR MAIL  NYLIAC
              75 Remittance Drive
              Suite 3021
              Chicago, IL 60675-3021

EXPRESS MAIL  NYLIAC, Suite 3021
              c/o The Northern Trust Bank
              350 North Orleans Street
              Receipt & Dispatch, 8th Floor
              Chicago, IL 60654

     Subsequent premium payments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the Financial Statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the SAI. The policies were first offered for sale on September 29, 2003. Therefore, values and units shown for 2003 are for the period from September 29, 2003 to December 31, 2003.

                                     MAINSTAY VP
                                      BALANCED--                                      MAINSTAY VP BOND--
                                    SERVICE CLASS                                        SERVICE CLASS
                          ---------------------------------       ----------------------------------------------------------
                           2007         2006        2005(C)        2007         2006         2005         2004         2003
                          ------       ------       -------       ------       ------       ------       ------       ------
Accumulation Unit
  value
  (beginning of
  period)..........       $11.58       $10.49        $10.00       $11.18       $10.72       $10.53       $10.14       $10.00
Accumulation Unit
  value
  (end of period)..       $11.88       $11.58        $10.49       $11.88       $11.18       $10.72       $10.53       $10.14
Number of units
  outstanding
  (in 000s) (end of
  period)..........        3,823        2,793         1,282        2,925        1,734        1,279          678           65
                                                  MAINSTAY VP
                                            CAPITAL APPRECIATION--
                                                 SERVICE CLASS
                          ----------------------------------------------------------
                           2007         2006         2005         2004         2003
                          ------       ------       ------       ------       ------
Accumulation Unit
  value
  (beginning of
  period)..........       $12.94       $12.43       $11.49       $11.06       $10.00
Accumulation Unit
  value
  (end of period)..       $14.51       $12.94       $12.43       $11.49       $11.06
Number of units
  outstanding
  (in 000s) (end of
  period)..........          890          704          553          411           59
                                              MAINSTAY VP CASH
                                                 MANAGEMENT
                          -------------------------------------------------------
                           2007         2006         2005        2004        2003
                          ------       ------       -----       -----       -----
Accumulation Unit
  value
  (beginning of
  period)..........       $ 1.09       $ 1.04       $1.01       $1.00       $1.00
Accumulation Unit
  value
  (end of period)..        $1.14       $ 1.09       $1.04       $1.01       $1.00
Number of units
  outstanding
  (in 000s) (end of
  period)..........       42,596       17,010       9,864       4,474       1,047




                                                                                                               MAINSTAY VP
                                                  MAINSTAY VP                                                 CONSERVATIVE
                                                 COMMON STOCK--                                               ALLOCATION--
                                                 SERVICE CLASS                                                SERVICE CLASS
                      -------------------------------------------------------------------                ----------------------
                        2007           2006           2005           2004           2003                   2007         2006(D)
                      -------        -------        -------        -------        -------                -------        -------
Accumulation Unit
  value
  (beginning of
  period)...........   $15.39         $13.25         $12.34         $11.15         $10.00                 $10.67         $10.00
Accumulation Unit
  value
  (end of period)...   $16.15         $15.39         $13.25         $12.34         $11.15                 $11.44         $10.67
Number of units
  outstanding
  (in 000s) (end of
  period)...........    1,281            710            416            192             29                  4,477          1,207
                                                    MAINSTAY VP
                                                   CONVERTIBLE--
                                                   SERVICE CLASS
                      -----------------------------------------------------------------------
                        2007           2006            2005            2004            2003
                      -------        --------        --------        --------        --------
Accumulation Unit
  value
  (beginning of
  period)...........   $13.47         $12.23          $11.50          $10.87          $10.00
Accumulation Unit
  value
  (end of period)...   $15.44         $13.47          $12.23          $11.50          $10.87
Number of units
  outstanding
  (in 000s) (end of
  period)...........    2,220          1,601           1,142             704              91
                                                     MAINSTAY VP
                                                 DEVELOPING GROWTH--
                                                    SERVICE CLASS
                      ------------------------------------------------------------------------
                        2007            2006            2005            2004            2003
                      --------        --------        --------        --------        --------
Accumulation Unit
  value
  (beginning of
  period)...........   $14.36          $12.78          $11.44          $10.83          $10.00
Accumulation Unit
  value
  (end of period)...   $19.49          $14.36          $12.78          $11.44          $10.83
Number of units
  outstanding
  (in 000s) (end of
  period)...........    1,128             582             356             229              18




                                 MAINSTAY VP                                     MAINSTAY VP
                               FLOATING RATE--                                  GOVERNMENT--
                                SERVICE CLASS                                   SERVICE CLASS
                      --------------------------------    --------------------------------------------------------
                        2007        2006       2005(C)      2007        2006        2005        2004        2003
                      --------    --------    --------    --------    --------    --------    --------    --------
Accumulation Unit
  value
  (beginning of
  period)...........   $10.77      $10.19      $10.00      $11.01      $10.60      $10.39      $10.08      $10.00
Accumulation Unit
  value
  (end of period)...   $11.02      $10.77      $10.19      $11.71      $11.01      $10.60      $10.39      $10.08
Number of units
  outstanding
  (in 000s) (end of
  period)...........    5,288       3,485         926       1,765       1,204         807         408          38
                           MAINSTAY VP
                             GROWTH                                  MAINSTAY VP
                          ALLOCATION--                        HIGH YIELD CORPORATE BOND
                          SERVICE CLASS                             SERVICE CLASS
                      --------------------    --------------------------------------------------------
                        2007       2006(D)      2007        2006        2005        2004        2003
                      --------    --------    --------    --------    --------    --------    --------
Accumulation Unit
  value
  (beginning of
  period)...........   $11.22      $10.00      $13.86      $12.40      $12.08      $10.74      $10.00
Accumulation Unit
  value
  (end of period)...   $12.35      $11.22      $14.14      $13.86      $12.40      $12.08      $10.74
Number of units
  outstanding
  (in 000s) (end of
  period)...........    5,913       2,392       9,450       6,045       3,899       1,783         276




                                          MAINSTAY VP                                            MAINSTAY VP
                                      ICAP SELECT EQUITY--                                  INTERNATIONAL EQUITY--
                                         SERVICE CLASS                                          SERVICE CLASS
                      ---------------------------------------------------    ---------------------------------------------------
                        2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
                      -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $14.86     $12.49     $11.87     $10.69     $10.00     $18.82     $14.36     $13.33     $11.39     $10.00
Accumulation Unit
  value
  (end of period)...   $15.85     $14.86     $12.49     $11.87     $10.69     $19.70     $18.82     $14.36     $13.33     $11.39
Number of units
  outstanding
  (in 000s) (end of
  period)...........    3,326        678        350        215         29      5,119      2,878      1,361        486         48




                                          MAINSTAY VP                                            MAINSTAY VP
                                       LARGE CAP GROWTH--                                       MID CAP CORE--
                                         SERVICE CLASS                                          SERVICE CLASS
                      ---------------------------------------------------    ---------------------------------------------------
                        2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
                      -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $11.41     $10.67     $10.25     $10.52     $10.00     $17.31     $15.10     $13.06     $10.72     $10.00
Accumulation Unit
  value
  (end of period)...   $13.81     $11.41     $10.67     $10.25     $10.52     $18.14     $17.31     $15.10     $13.06     $10.72
Number of units
  outstanding
  (in 000s) (end of
  period)...........    1,806        790        309        188         30      2,778      1,780      1,015        380         45
                                          MAINSTAY VP
                                        MID CAP GROWTH--
                                         SERVICE CLASS
                      ---------------------------------------------------
                        2007       2006       2005       2004       2003
                      -------    -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $17.72     $16.26     $13.92     $11.38     $10.00
Accumulation Unit
  value
  (end of period)...   $20.46     $17.72     $16.26     $13.92     $11.38
Number of units
  outstanding
  (in 000s) (end of
  period)...........    2,810      2,170      1,401        621         88




                                                                                       MAINSTAY VP
                                             MAINSTAY VP                                MODERATE
                                           MID CAP VALUE--                            ALLOCATION--
                                            SERVICE CLASS                             SERVICE CLASS
                      --------------------------------------------------------    --------------------
                        2007        2006        2005        2004        2003        2007       2006(D)
                      --------    --------    --------    --------    --------    --------    --------
Accumulation Unit
  value
  (beginning of
  period)...........   $15.90      $13.98      $13.26      $11.31      $10.00      $10.84      $10.00
Accumulation Unit
  value
  (end of period)...   $15.68      $15.90      $13.98      $13.26      $11.31      $11.76      $10.84
Number of units
  outstanding
  (in 000s) (end of
  period)...........    2,988       2,301       1,663         610          65       6,580       2,701
                              MAINSTAY VP
                                MODERATE
                                 GROWTH                                        MAINSTAY VP
                              ALLOCATION--                                   S&P 500 INDEX--
                             SERVICE CLASS                                    SERVICE CLASS
                      ---------------------------    ---------------------------------------------------------------
                        2007          2006(D)              2007           2006        2005        2004        2003
                      --------    ---------------    ---------------    --------    --------    --------    --------
Accumulation Unit
  value
  (beginning of
  period)...........   $ 11.01         $10.00             $14.69         $12.76      $12.21      $11.08      $10.00
Accumulation Unit
  value
  (end of period)...   $ 12.01         $11.01             $15.42         $14.69      $12.76      $12.21      $11.08
Number of units
  outstanding
  (in 000s) (end of
  period)...........    10,088          4,262              4,355          3,378       2,342       1,180         110



     (c) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

     (d) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                MAINSTAY VP SMALL CAP
                                               GROWTH-- SERVICE CLASS
                      ------------------------------------------------------------------------
                        2007            2006            2005            2004            2003
                      --------        --------        --------        --------        --------
Accumulation Unit
  value
  (beginning of
  period)...........   $13.88          $13.09          $12.61          $11.55          $10.00
Accumulation Unit
  value
  (end of period)...   $13.40          $13.88          $13.09          $12.61          $11.55
Number of units
  outstanding
  (in 000s) (end of
  period)...........    1,462           1,313             966             519              64
                                             MAINSTAY VP TOTAL RETURN--
                                                    SERVICE CLASS
                      ------------------------------------------------------------------------
                        2007            2006            2005            2004            2003
                      --------        --------        --------        --------        --------
Accumulation Unit
  value
  (beginning of
  period)...........   $13.13          $12.02          $11.32          $10.67          $10.00
Accumulation Unit
  value
  (end of period)...   $14.08          $13.13          $12.02          $11.32          $10.67
Number of units
  outstanding
  (in 000s) (end of
  period)...........      781             640             487             311              37
                                                 MAINSTAY VP VALUE--
                                                    SERVICE CLASS
                      ------------------------------------------------------------------------
                        2007            2006            2005            2004            2003
                      --------        --------        --------        --------        --------
Accumulation Unit
  value
  (beginning of
  period)...........   $15.80          $13.32          $12.57          $11.33          $10.00
Accumulation Unit
  value
  (end of period)...   $16.10          $15.80          $13.32          $12.57          $11.33
Number of units
  outstanding
  (in 000s) (end of
  period)...........    1,877           1,409             781             445              41




                                    ALGER AMERICAN SMALLCAP                              CVS CALVERT SOCIAL BALANCED
                                     GROWTH--CLASS S SHARES                                       PORTFOLIO
                      ---------------------------------------------------    ---------------------------------------------------
                        2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
                      -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $18.08     $15.10     $12.95     $11.14     $10.00     $12.86     $11.83     $11.19     $10.34     $10.00
Accumulation Unit
  value
  (end of period)...   $21.15     $18.08     $15.10     $12.95     $11.14     $13.22     $12.86     $11.83     $11.19     $10.34
Number of units
  outstanding
  (in 000s) (end of
  period)...........    1,466      1,302        619        265         16        352        283        183         84          3
                                 COLUMBIA SMALL CAP
                                     VALUE FUND,
                                  VARIABLE SERIES--
                                       CLASS B
                      ----------------------------------------
                        2007       2006       2005     2004(A)
                      -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $12.93     $10.83     $10.27     $10.00
Accumulation Unit
  value
  (end of period)...   $12.59     $12.93     $10.83     $10.27
Number of units
  outstanding
  (in 000s) (end of
  period)...........    1,438      1,030        411         20




                                     DREYFUS IP TECHNOLOGY                             FIDELITY(R) VIP CONTRAFUND(R)--
                                    GROWTH-- SERVICE SHARES                                    SERVICE CLASS 2
                      ---------------------------------------------------    ---------------------------------------------------
                        2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
                      -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $12.07     $11.60     $11.21     $11.18     $10.00     $16.58     $14.88     $12.76     $11.08     $10.00
Accumulation Unit
  value
  (end of period)...   $13.81     $12.07     $11.60     $11.21     $11.18     $19.45     $16.58     $14.88     $12.76     $11.08
Number of units
  outstanding
  (in 000s) (end of
  period)...........      846        603        416        293         51      7,781      5,010      2,429        782         60
                                        FIDELITY(R) VIP
                                        EQUITY-INCOME--
                                        SERVICE CLASS 2
                      ---------------------------------------------------
                        2007       2006       2005       2004       2003
                      -------    -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $15.30     $12.76     $12.09     $10.87     $10.00
Accumulation Unit
  value
  (end of period)...   $15.50     $15.30     $12.76     $12.09     $10.87
Number of units
  outstanding
  (in 000s) (end of
  period)...........    3,730      2,312      1,247        547         49




                                                                                                 JANUS ASPEN
                                      FIDELITY(R) VIP MID                                     SERIES BALANCED--
                                      CAP--SERVICE CLASS 2                                      SERVICE SHARES
                      ---------------------------------------------------    ---------------------------------------------------
                        2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
                      -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $19.17     $17.05     $14.45     $11.59     $10.00     $13.70     $12.41     $11.52     $10.64     $10.00
Accumulation Unit
  value
  (end of period)...   $22.11     $19.17     $17.05     $14.45     $11.59     $15.11     $13.70     $12.41     $11.52     $10.64
Number of units
  outstanding
  (in 000s) (end of
  period)...........    3,029      2,108      1,281        450         19      1,809      1,267        871        420         43
                                          JANUS ASPEN
                                   SERIES WORLDWIDE GROWTH--
                                         SERVICE SHARES
                      ---------------------------------------------------
                        2007       2006       2005       2004       2003
                      -------    -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $13.95     $11.83     $11.20     $10.72     $10.00
Accumulation Unit
  value
  (end of period)...   $15.25     $13.95     $11.83     $11.20     $10.72
Number of units
  outstanding
  (in 000s) (end of
  period)...........      910        519        354        187         12




                                                  MFS(R) INVESTORS
                                                   TRUST SERIES--
                                                    SERVICE CLASS
                      ------------------------------------------------------------------------
                        2007            2006            2005            2004            2003
                      --------        --------        --------        --------        --------
Accumulation Unit
  value
  (beginning of
  period)...........   $14.22          $12.61          $11.79          $10.61          $10.00
Accumulation Unit
  value
  (end of period)...   $15.63          $14.22          $12.61          $11.79          $10.61
Number of units
  outstanding
  (in 000s) (end of
  period)...........      154             115              91              49               2
                                                   MFS(R) RESEARCH
                                                      SERIES--
                                                    SERVICE CLASS
                      ------------------------------------------------------------------------
                        2007            2006            2005            2004            2003
                      --------        --------        --------        --------        --------
Accumulation Unit
  value
  (beginning of
  period)...........   $14.54          $13.20          $12.27          $10.61          $10.00
Accumulation Unit
  value
  (end of period)...   $16.42          $14.54          $13.20          $12.27          $10.61
Number of units
  outstanding
  (in 000s) (end of
  period)...........      277             176             126              52               3
                                          MFS(R) UTILITIES
                                              SERIES--
                                            SERVICE CLASS
                      --------------------------------------------------------
                        2007            2006            2005           2004(B)
                      --------        --------        --------        --------
Accumulation Unit
  value
  (beginning of
  period)...........   $20.07          $15.32          $13.14          $10.00
Accumulation Unit
  value
  (end of period)...   $25.59          $20.07          $15.32          $13.14
Number of units
  outstanding
  (in 000s) (end of
  period)...........    6,684           3,422           1,559             163




                                    NEUBERGER BERMAN                            ROYCE MICRO--
                             AMT MID-CAP GROWTH PORTFOLIO--                    CAP PORTFOLIO--
                                         CLASS S                              INVESTMENT CLASS
                      --------------------------------------------    --------------------------------
                        2007        2006        2005       2004(B)      2007        2006       2005(C)
                      --------    --------    --------    --------    --------    --------    --------
Accumulation Unit
  value
  (beginning of
  period)...........   $15.38      $13.43      $11.84      $10.00      $14.84      $12.26      $10.00
Accumulation Unit
  value
  (end of period)...   $18.79      $15.38      $13.43      $11.84      $15.43      $14.84      $12.26
Number of units
  outstanding
  (in 000s) (end of
  period)...........      950         366         133          44       2,407       1,098         134
                                ROYCE SMALL--
                               CAP PORTFOLIO--                                  T. ROWE PRICE
                              INVESTMENT CLASS                           EQUITY INCOME PORTFOLIO II
                      --------------------------------    --------------------------------------------------------
                        2007        2006       2005(C)      2007        2006        2005        2004        2003
                      --------    --------    --------    --------    --------    --------    --------    --------
Accumulation Unit
  value
  (beginning of
  period)...........   $13.03      $11.30      $10.00      $15.85      $13.35      $12.88      $11.24      $10.00
Accumulation Unit
  value
  (end of period)...   $12.76      $13.03      $11.30      $16.33      $15.85      $13.35      $12.88      $11.24
Number of units
  outstanding
  (in 000s) (end of
  period)...........    1,924         990         255       4,658       3,172       2,036         814          61




                                                                                                VAN KAMPEN UIF
                                            VAN ECK                                       EMERGING MARKETS EQUITY--
                                     WORLDWIDE HARD ASSETS                                         CLASS II
                      ---------------------------------------------------    ---------------------------------------------------
                        2007       2006       2005       2004       2003       2007       2006       2005       2004       2003
                      -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $26.63     $21.39     $14.11     $11.38     $10.00     $26.56     $19.37     $14.48     $11.77     $10.00
Accumulation Unit
  value
  (end of period)...   $38.71     $26.63     $21.39     $14.11     $11.38     $37.31     $26.56     $19.37     $14.48     $11.77
Number of units
  outstanding
  (in 000s) (end of
  period)...........    3,847      2,184        941        162          9      2,520      1,445        526        173         11
                                     VICTORY VIF
                                 DIVERSIFIED STOCK--
                                   CLASS A SHARES
                      ----------------------------------------
                        2007       2006       2005     2004(B)
                      -------    -------    -------    -------
Accumulation Unit
  value
  (beginning of
  period)...........   $13.80     $12.14     $11.17     $10.00
Accumulation Unit
  value
  (end of period)...   $15.18     $13.80     $12.14     $11.17
Number of units
  outstanding
  (in 000s) (end of
  period)...........      499        362        200         72



     (a) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

     (b) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

     (c) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.


     THE SEPARATE ACCOUNT

     The Separate Account was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains, or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the DCA Account and any other separate account of NYLIAC.


     The Separate Account currently has 43 Investment Divisions that are available under this policy, 42 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc., all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise by provided by the Fund, the Fund's investment adviser, or its distributor.


     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.


     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

----------------------------------------------------------------------------------------
        FUND           INVESTMENT ADVISOR                ELIGIBLE PORTFOLIOS
----------------------------------------------------------------------------------------
  MainStay VP         New York Life         MainStay VP Conservative Allocation;
  Series Fund, Inc.   Investment            MainStay VP Growth Allocation;
                      Management LLC        MainStay VP Moderate Allocation;
                                            MainStay VP Moderate Growth Allocation
                      Subadviser: MacKay    MainStay VP Balanced;
                      Shields LLC           MainStay VP Bond;
                      ("MacKay")            MainStay VP Capital Appreciation;
                                            MainStay VP Cash Management;
                                            MainStay VP Common Stock;
                                            MainStay VP Convertible;
                                            MainStay VP Floating Rate;
                                            MainStay VP Government;
                                            MainStay VP High Yield Corporate Bond;
                                            MainStay VP International Equity;
                                            MainStay VP Mid Cap Core;
                                            MainStay VP Mid Cap Growth;
                                            MainStay VP Mid Cap Value;
                                            MainStay VP S&P 500 Index;
                                            MainStay VP Small Cap Growth;
                                            MainStay VP Total Return;
                                            MainStay VP Value*

                      Subadviser:           MainStay VP ICAP Select Equity
                      Institutional
                      Capital LLC

                      Subadviser: Winslow   MainStay VP Large Cap Growth
                      Capital Management,
                      Inc.

                      Subadviser: Lord      MainStay VP Developing Growth
                      Abbett & Company LLC

----------------------------------------------------------------------------------------
  The Alger           Fred Alger            Alger American SmallCap Growth**
  American Fund       Management, Inc.

----------------------------------------------------------------------------------------
  Calvert Variable    Calvert Asset         CVS Calvert Social Balanced Portfolio
  Series, Inc.        Management Company,
                      Inc.
                      Subadvisers (equity
                      portion): New
                      Amsterdam Partners
                      LLC and SSgA Funds
                      Management, Inc. (No
                      subadviser on fixed
                      income portion)

----------------------------------------------------------------------------------------
  Columbia Funds      Columbia Management   Columbia Small Cap Value Fund, Variable
  Variable            Advisors, LLC         Series
  Insurance Trust

----------------------------------------------------------------------------------------
  Dreyfus             The Dreyfus           Dreyfus IP Technology Growth
  Investment          Corporation
  Portfolios

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
        FUND           INVESTMENT ADVISOR                ELIGIBLE PORTFOLIOS
----------------------------------------------------------------------------------------

  Fidelity Variable   Fidelity Management   Fidelity(R) VIP Contrafund(R)
  Insurance           and Research Company
  Products Fund       Subadviser: Fidelity
                      Management &
                      Research (U.K.) Inc.
                      ("FMRUK"), Fidelity
                      Management &
                      Research (Far East)
                      Inc. ("FMRFE"),
                      Fidelity Investments
                      Japan Limited
                      ("FIJL"), FMR Co.,
                      Inc. ("FMRC")
                      Subadviser: FMRC      Fidelity(R) VIP Equity-Income
                      Subadviser: FMRUK,    Fidelity(R) VIP Mid Cap
                      FMRFE, FIJL, FMRC

----------------------------------------------------------------------------------------
  Janus Aspen         Janus Capital         Janus Aspen Series Balanced;
  Series              Management LLC        Janus Aspen Series Worldwide Growth


----------------------------------------------------------------------------------------
  MFS(R) Variable     MFS(R) Investment     MFS(R) Investors Trust Series;
  Insurance           Management            MFS(R) Research Series;
  Trust(SM)                                 MFS(R) Utilities Series

----------------------------------------------------------------------------------------
  Neuberger Berman    Neuberger Berman      Neuberger Berman AMT Mid-Cap Growth
  Advisers            Management Inc.       Portfolio
  Management Trust    Subadviser:
                      Neuberger Berman,
                      LLC

----------------------------------------------------------------------------------------
  The Royce Capital   Royce & Associates,   Royce Micro-Cap Portfolio
  Fund                LLC                   Royce Small-Cap Portfolio

----------------------------------------------------------------------------------------
  T. Rowe Price       T. Rowe Price         T. Rowe Price Equity Income Portfolio II
  Equity Series,      Associates, Inc.
  Inc.

----------------------------------------------------------------------------------------
  The Universal       Morgan Stanley        Van Kampen UIF Emerging Markets Equity
  Institutional       Investment
  Funds, Inc.         Management Inc.

----------------------------------------------------------------------------------------
  Van Eck Worldwide   Van Eck Associates    Van Eck Worldwide Hard Assets
  Insurance Trust     Corporation
----------------------------------------------------------------------------------------
  Victory Variable    Victory Capital       Victory VIF Diversified Stock
  Insurance Funds     Management, Inc.
----------------------------------------------------------------------------------------





* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.



** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.


     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.


     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.


     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                 THE POLICIES(1)

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Advantage Plan Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.


(1) This section is modified as indicated in Appendix I of this Prospectus.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Elite Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees, and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


--------------------------------------------------------------------------------------------------------------------------
                                     NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                    ELITE VARIABLE        LONGEVITY BENEFIT     PREMIUM PLUS ELITE         ESSENTIALS
                                       ANNUITY#           VARIABLE ANNUITY#      VARIABLE ANNUITY#      VARIABLE ANNUITY#
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period            8 Years (8%, 8%,       10 Years (8%, 8%,      10 Years (8%, 8%,      7 Years (7%, 7%,
                                  8%, 7%, 6%, 5%, 4%,    8%, 7%, 6%, 5%, 4%,    8%, 7%, 6%, 5%, 4%,      7%, 6%, 6%, 5%,
                                  3% -- based on each    3%, 3%, 3% -- based    3%, 3%, 3% -- based    4% -- based on each
                                    premium payment     on the Policy Date)*      on each premium        premium payment
                                        date)*                                    payment date)*              date)
--------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan                   Yes (6 month           Yes (6 month           Yes (6 month       Yes (6, 12, 18 month
                                       account)               account)               account)               accounts)
--------------------------------------------------------------------------------------------------------------------------

Interest Sweep                            Yes                    Yes                    Yes                    Yes
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit                         No                     Yes                    No                     No
--------------------------------------------------------------------------------------------------------------------------

Premium Credit                            No                     Yes                    Yes                    No
--------------------------------------------------------------------------------------------------------------------------

Fixed Account                             Yes                    Yes                    Yes                    Yes
                                       One-Year               One-Year               One-Year              - One-Year
                                                                                                          - Three-Year
--------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit Guarantee          Optional               Optional               Optional            Annual reset to
                                    Annual reset to        Annual reset to        Annual reset to            age 80
                                        age 80                 age 80                 age 80
--------------------------------------------------------------------------------------------------------------------------

Annual Death Benefit Reset       Ages 65 or                     0.30%          Ages 65 or                      N/A
Charge                           younger:       0.30%                          younger:       0.30%
                                 Ages 66 to 75: 0.35%                          Ages 66 to 75: 0.35%
--------------------------------------------------------------------------------------------------------------------------

Mortality and                            1.70%                  1.35%                  1.90%                  1.45%
Expense Risk and                 Based on Adjusted      Based on Adjusted      Based on Adjusted      Based on assets of
Administration Costs Charge      Premium Payments.      Premium Payments.      Premium Payments.      the Separate
                                 Charge is not          Charge is not          Charge is not          Account.
                                 reflected in the       reflected in the       reflected in the       Charge is reflected
                                 Accumulation Unit      Accumulation Unit      Accumulation Unit      in the Accumulation
                                 Value                  Value                  Value                  Unit Value
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit Charge                  N/A                   1.00%                   N/A                    N/A
                                                        Based on the total
                                                        premium payment
                                                        made to the policy.
--------------------------------------------------------------------------------------------------------------------------

Annual Policy                             $30                    $30                    $30                    $30
Service Charge
--------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value Required to         $100,000               $100,000               $100,000                $50,000
Waive Annual Policy
Service Charge
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                     NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                    PREMIUM PLUS II        SELECT VARIABLE       FLEXIBLE PREMIUM        ACCESS VARIABLE
                                   VARIABLE ANNUITY#          ANNUITY#           VARIABLE ANNUITY#          ANNUITY#
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period            8 Years (8%, 8%,       3 Years (8%, 8%,       9 Years (7%, 7%,             None
                                  8%, 7%, 6%, 5%, 4%,    7% -- based on each    7%, 6%, 5%, 4%, 3%,
                                  3% -- based on each      premium payment      2%, 1% -- based on
                                    premium payment             date)              policy date)
                                        date)*
--------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan                   Yes (6 month        Yes (6 and 12 month            No                     No
                                       account)               accounts)
--------------------------------------------------------------------------------------------------------------------------

Interest Sweep                            Yes                    Yes                    Yes                    No
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit                         No                     No                     No                     No
--------------------------------------------------------------------------------------------------------------------------

Premium Credit                            Yes                    No                     No                     No
--------------------------------------------------------------------------------------------------------------------------

Fixed Account                             Yes                    Yes                    Yes                    Yes
                                       One-Year               One-Year               One-Year               One-Year
--------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit Guarantee       Annual reset to        Annual reset to        3 year reset to        Annual reset to
                                        age 80                 age 80                 age 85                 age 80

--------------------------------------------------------------------------------------------------------------------------

Annual Death Benefit Reset                N/A                    N/A                    N/A                    N/A
Charge
--------------------------------------------------------------------------------------------------------------------------

Mortality and                            1.75%                  1.85%                  1.40%                  1.55%
Expense Risk and                 Based on assets of     Based on assets of     Based on assets of     Based on assets of
Administration Costs Charge      the Separate           the Separate           the Separate           the Separate
                                 Account.               Account.               Account.               Account.
                                 Charge is reflected    Charge is reflected    Charge is reflected    Charge is reflected
                                 in the Accumulation    in the Accumulation    in the Accumulation    in the Accumulation
                                 Unit Value             Unit Value             Unit Value             Unit Value
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit Charge                  N/A                    N/A                    N/A                    N/A

--------------------------------------------------------------------------------------------------------------------------

Annual Policy                             $30                    $50                    $30                   $40*
Service Charge
--------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value Required to         $100,000               $100,000                $20,000                $50,000
Waive Annual Policy
Service Charge
--------------------------------------------------------------------------------------------------------------------------


    All policies and features may not be available in all jurisdictions. # Each formerly a LifeStages(R) Variable Annuity.
 *   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions; or

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a Plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:


     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.


     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.


     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


     You may allocate premium payments in up to 43 Investment Divisions, 42 of which are available to all policyholders, as well as the Fixed Account, and the DCA Advantage Account. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Investment Division at the time a premium payment is made.



     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies each or such lower amount as We may permit at any time. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85. The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law. If you select the DCA Advantage Account, the minimum amount that must be allocated is $5,000.



     In the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington, NYLIAC is offering a single premium version of the New York Life Elite Variable Annuity policies ("policies"). Please be aware that the policies may not be approved for sale in all of these jurisdictions at the current time. Please check with your Registered Representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies. The maximum aggregate amount of the premium payment We will accept is $1,000,000, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by applicable law for the plan.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to Us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth this provision in your Policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy, you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (between 0 and 75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions (see "The DCA Advantage Account"). You may also periodically transfer interest earned on monies in the Fixed Account into the Investment Divisions. To arrange this, you must elect the Interest Sweep option described in this Prospectus. No other transfers from the Fixed Account are allowed. You may not make transfers into the DCA Advantage Plan Account or the Fixed Account. Except in connection with transfers made pursuant to the Dollar Cost Averaging and Automatic Asset Reallocation options, the minimum that you may transfer from one Investment Division to other Investment Divisions is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division, except for transfers made under the Interest Sweep option.

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan options will not count as a transfer toward the 12 transfer limit.

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").

     - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 15 of this Prospectus (or any other address We indicate to you in writing);

     - use the Interactive Voice Response System at 800-598-2019;

     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.


     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.


     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.


     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.


     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.


     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

      (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

              a) impeding a portfolio manager's ability to sustain an investment objective;

              b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

              c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER ("VSC") AND INTERACTIVE VOICE RESPONSE ("IVR") SYSTEM


     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see "Limits on Transfers").



     To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.



     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.


     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.


     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.


     VSC

     The VSC is available Monday through Friday, from 7 a.m. until 4 a.m. and Saturday from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:

          - e-mail your Registered Representative or VPSC;

          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;


          - reset your password;



          - change your address;



          - obtain service forms; and



          - view and download policy statements


     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments; and

          - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).


     You can authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. A Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth), before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current or former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.



     Facsimile requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.


     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month Account. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under Our Dollar Cost Averaging programs as part of your 12 free transfers each policy year.



     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP

Common Stock--Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

----------------------------------------------------------
            AMOUNT      ACCUMULATION    ACCUMULATION UNITS
MONTH    TRANSFERRED     UNIT VALUE          PURCHASED
----------------------------------------------------------
  1          $100          $10.00              10.00
----------------------------------------------------------
  2          $100          $ 8.00              12.50
----------------------------------------------------------
  3          $100          $12.50               8.00
----------------------------------------------------------
  4          $100          $ 7.50              13.33
----------------------------------------------------------
Total        $400          $38.00              43.83
----------------------------------------------------------


                The average unit price is calculated as follows:

 Total share price
                           $38.00
------------------    =    ------    =    $9.50
  Number of months            4


                 The average unit cost is calculated as follows:

Total amount transferred
                                 $400.00
------------------------    =    -------    =    $9.13
   Total units purchased          43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging


     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions. You specify the Investment Divisions to transfer money from, the Investment Divisions to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. You may not make transfers into or out of the Fixed Account under this option.



     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under Our traditional Dollar Cost Averaging option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date the transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.


     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Account

     This feature permits you to set up automatic Dollar Cost Averaging using the 6-month DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Account in addition to the traditional Dollar Cost Averaging, Interest Sweep or Automatic Asset Reallocation options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 15 of this Prospectus.

     You must allocate a MINIMUM OF $5,000 to the DCA Advantage Account. If you send less than the $5,000 minimum to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. You may not make transfers from the DCA Advantage Account into the Fixed Account. You may not select the DCA Advantage Account option if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Account will be transferred to the Investment Divisions in 6 monthly transfers. Dollar Cost Averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.


     You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment We receive for the DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 6-month DCA Advantage Account under which the 6-month term will end on December 31, 2008 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, 2008 We will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31, 2008 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Account, after the 6-month period has expired, the Plan will be reactivated for a new 6-month period and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above), from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE ACCOUNT FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible--Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity--Service Class Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date the transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option.


     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     This feature is available to you at no additional cost.

INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date the transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day (if the day you have specified is not a Business Day).


     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, the Fixed Account or the DCA Advantage Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit).

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. See "The Fixed Account" for a description of interest crediting.

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan ("IPP"), Annual Death Benefit Reset ("ADBR") and Enhanced Beneficiary Benefit ("EBB") riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected), and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (c) Annual Death Benefit Reset (ADBR) Rider (Optional)

     YOU MAY ENHANCE YOUR POLICY'S STANDARD DEATH BENEFIT BY PURCHASING THE OPTIONAL ADBR RIDER. THE ADBR RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. If you select this Rider and you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment at VPSC. The amount will be the greatest of:

          (a) the Accumulation Value, less any Mortality and Expense Risk and Administrative Costs Charge or pro-rata portion thereof;

          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals less any rider charges applied since the Policy Date; or

          (c) the "Reset Value" plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges applied since the prior Reset Anniversary date.

     We recalculate the Reset Value, with respect to any policy, every year from the Policy Date ("Reset Anniversary"), until you or the Annuitant reaches age
80. On the First Policy Anniversary, We calculate the Reset Value by comparing
(a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any fees and charges applied since the Policy Date. The Reset Value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the Reset Value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any additional fees and charges since the last Reset Anniversary date. The greater of the compared values will be the new Reset Value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy (including any amount withdrawn that may include surrender charges), divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.

     We have set forth below an example of how the ADBR Rider is calculated for an owner who is age 63. The current annual Rider Charge is 0.30% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, We have assumed the following:

          (1) you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made),

          (2) the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Reset Value),

          (3) the current Accumulation Value is $240,000,

          (4) you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable),

          (5) you (or the Annuitant if you are not the Annuitant) die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal,

          (6) the Accumulation Value on the date We receive the necessary requirements to pay the death benefit is $225,000 ($240,000 - $15,000),

          (7) the charge for the ADBR Rider is assessed: 0.30% annually (0.075% per quarter).

          (8) the Death Benefit is the greatest of:

               a) the Accumulation Value
                  $225,000

               b) the sum of all premium payments made, less partial withdrawals and surrender charges on those partial withdrawals less any additional fees and charges that may have been assessed since the Policy Date
                  $200,000 - $15,000 - ($200,000 x 0.30%) - ($250,000 x 0.075%),
                  which is:
                  $200,000 - $15,000 - $600 - $187.50
                   = $184,212.50

               c) the "Reset Value," which is the greatest of:

                    1. the Accumulation Value
                       $225,000

                    2. the prior Reset Value as of the last Reset Anniversary, less any proportional withdrawals, surrender charges on those withdrawals, less any additional fees and charges that may have been assessed since the prior Reset Anniversary
                       = $250,000 - (($15,000/$240,000) x $250,000) - ($250,000
                       x 0.075%), which is:
                       = $250,000 - $15,625 - $187.50
                       = $234,187.50

In this example, your Beneficiary would receive $234,187.50.

     The ADBR Rider ends upon the earlier of the following:

          1) the Annuity Commencement Date, or

          2) the date you surrender the policy.

     Notwithstanding the foregoing, the Rider will not end and all of the Rider's provisions and quarterly charges will continue to be deducted as if the new owner had purchased the policy on the original Policy Date, upon the following:

          1) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, or

          2) if the Annuitant is your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death.

     YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY.

     (d) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--OTHER CHARGES--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

            (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals thereafter. The rider will take effect on the next Policy Anniversary following the date the VPSC receives your application for the rider at one of the addresses listed in Question 15 of this Prospectus.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of: (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation of the rider will be effective as of the date either VPSC or the Registered Representative receives your cancellation request.

     This Rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.


     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.



     Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.



     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:


          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

            Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (e) Enhanced Beneficiary Benefit Rider (optional)

     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the

IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die(s) prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                          RANGE OF
OR ANNUITANT                                 APPLICABLE PERCENTAGES
-------------------                          ----------------------
70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the adjusted premium payments. Adjusted premium payments are the total of all premium payments less proportional withdrawals. Proportional withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all adjusted premium payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "THE POLICIES--Riders--Enhanced Spousal Continuance Rider."), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

        Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

            Adjusted Premium Payments = $200,000 - $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value -- Adjusted Premium Payments):

                      Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

             Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (f) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (g) Upromise Account Rider (Optional, no additional cost)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section

1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise (or a successor organization) ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.

     POLICYOWNER INQUIRIES


     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ELITE VARIABLE ANNUITY--Questions 15, 16 and 17.") Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES(1)

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Fixed Account, the Investment Divisions and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Investment Division and/or the DCA Advantage Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Investment Division and/or the DCA Advantage Account.


--------
(1) This section is modified as indicated in Appendix I of this Prospectus.

     The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines to 7% in the fourth Payment Year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh Payment Year, 3% in the eighth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                        CHARGE
------------                                                        ------
1.................................................................    8%
2.................................................................    8%
3.................................................................    8%
4.................................................................    7%
5.................................................................    6%
6.................................................................    5%
7.................................................................    4%
8.................................................................    3%
9+................................................................    0%


     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal less any prior surrender charge free partial withdrawals made during the current Policy Year, or (ii) the Accumulation Value less accumulated premium payments, or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge free partial withdrawals made during the current Policy Year.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

     (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (g) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Prior to the Annuity Commencement Date, We deduct the Mortality and Expense Risk and Administrative Costs Charge against your policy. We deduct this charge at the end of each policy quarter by reducing the number of Accumulation Units in the Investment Divisions you have selected. On an annual basis, the charge equals 1.70% (0.425% quarterly) of the Adjusted Premium Payments. When you make additional premium payments during a policy quarter, the charge is calculated on a pro-rata basis. Also, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon the payment of any death benefit proceeds.

     We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that the surrender charges do not adequately cover sales expenses.

     This policy differs from other variable annuities in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments rather than as a percentage of separate account assets. This means that the dollar amount of this Charge will be unaffected by fluctuations in market performance. Generally in a rising market, the structure of this Charge will benefit the policyowner because the charge, when measured as a percentage of separate account assets, will be reduced. On the other hand, in a flat or declining market, this structure will result in an increase in the charge when measured as a percentage of separate account assets.

     Another difference is that the Mortality and Expense Risk and Administrative Costs Charge is deducted by reducing the number of Accumulation Units held in your Policy, rather than by reducing the value of those Accumulation Units.

     In a rising market, since each Accumulation Unit will have a relatively greater value, fewer Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. In a declining market, since each Accumulation Unit will have a relatively lower value, more Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. The value of your policy will depend on the number of Accumulation Units you own and the value of those units.

CALCULATING THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Below are examples of how the Mortality and Expense Risk and Administrative Costs Charge will be calculated and deducted. The examples are purely hypothetical and are for illustrative purposes only.

     The examples assume an Adjusted Premium Payment of $10,000 on September 1st with the Mortality and Expense Risk and Administrative Costs Charge being deducted at the end of the policy quarter.

     Examples 1 and 2 show how the dollar amount of the Mortality and Expense Risk and Administrative Costs Charge will remain stable regardless of fluctuations in the policy's Accumulation Value.

                                    EXAMPLE 1


     Adjusted Premium Payments on September 1st                                     $10,000

     Variable Accumulation Value on December 1st                                    $12,000
       (end of the first policy quarter)

     Mortality and Expense Risk and Administrative                $42.50 ($10,000 x 0.425%)
       Costs Charge deducted on December 1st

     We will deduct $42.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.


                                    EXAMPLE 2


     Adjusted Premium Payments on September 1st                                     $10,000

     Variable Accumulation Value on December 1st                                     $7,500
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative                $42.50 ($10,000 x 0.425%)
       Costs Charge deducted on December 1st

     We will deduct $42.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.

     Example 3 shows how We calculate the charge based on the total Adjusted Premium Payments allocated to the Investment Divisions and/or the DCA Advantage Account.

                                    EXAMPLE 3


     Adjusted Premium Payments on September 1st                                        $10,000

     Adjusted Premium Payments on September 15th                                        $7,500

     Total Adjusted Premium Payments as of December 1st                                $17,500
       (end of the
       first policy quarter)

     Variable Accumulation Value on December 1st                                       $22,000
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative           $69.47 ($10,000 x  14/91 x 0.425%
       Costs Charge deducted on December 1st                      + $17,500 x  77/91 x 0.425%)

     We will deduct $69.47 worth of Accumulation Units from the
       Investment Divisions you have selected on a pro-rata basis.


     Example 4 shows how a Partial Withdrawal in excess of the free withdrawal amount can reduce the Adjusted Premium Payments under the policy for the purposes of calculating the Mortality and Expense Risk and Administrative Costs Charge.

                                    EXAMPLE 4

     Adjusted Premium Payments on September 1st                                        $10,000
     Variable Accumulation Value on October 15th                                       $12,500
     Gain in the Policy                                                                 $2,500
     Partial Withdrawal on October 15th                                                 $3,500
     Surrender Charge Deducted From Partial Withdrawal
       Amount                                                                $80 ($1,000 x 8%)
     Amount Sent to Policyowner                                                         $3,420
     Remaining Adjusted Premium Payments                                                $8,920
     Variable Accumulation Value on December 1st (end of
       the first
       policy quarter)                                                                  $9,500
     Mortality and Expense Risk and Administrative Costs
       Charge
       deducted on December 1st (end of first policy
       quarter in which                                      $40.11 ($10,000 x  44/91 x 0.425%
       there are 91 days)                                          + $8,920 x  47/91 x 0.425%)
     Variable Accumulation Value on March 1st (end of the
       second
       policy quarter)                                                                 $11,000
     Mortality & Expense Risk and Administrative Costs
       Charge
       deducted on March 1st (end of second policy quarter)           $37.91 ($8,920 x 0.425%)



     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

                                  OTHER CHARGES

     (a) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. This charge of $30 is imposed at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Investment Division, the DCA Advantage Account, and Fixed Account, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (b) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (c) Annual Death Benefit Reset (ADBR) Rider Charge (optional)

     If you select the ADBR Rider, We will deduct a charge each policy quarter that the rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value of the applicable quarter and will not reduce your adjusted premium payments. This charge will continue to be deducted while the contract remains in-force.

     The charge for the ADBR rider is based upon the issue age of you or the annuitant, whoever is older and will not change once your policy is issued. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, or the initial premium payment in the first policy year. You should check with your Registered Representative to determine the percentage We are currently charging. As of the date of this Prospectus, the charges are as follows:

AGE OF OLDEST
OWNER OR ANNUITANT                                     ANNUAL CHARGE
------------------                                     -------------
65 or younger........................................  0.30% (.0750% per quarter)
66 to 75 inclusive...................................  0.35% (.0875% per quarter)


     (d) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct the charge from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC (at one of the addresses listed in Question 15 of this Prospectus) or the Registered Representative receives your cancellation request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.



     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.


     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging. This charge will not change once your policy is issued.


     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to

Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any surrender charges, taxes that We may deduct, Mortality and Expense Risk and Administrative Costs Charge, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, the Mortality and Expense Risk and Administrative Costs Charge, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Investment Divisions, the Fixed Account and the DCA Advantage Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Investment Divisions and the DCA Advantage Account, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Investment Divisions, the Fixed Account and the DCA Advantage Account from which the partial withdrawal is being made, We will pay the entire value of that Investment Division, the Fixed Account and the DCA Advantage Account, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division, and the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on premiums allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRA policies, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If the Accumulation Value of your policy is less than $2,000 or is insufficient to cover the annual policy service charge, the Mortality and Expense Risk and Administrative Costs Charge and other applicable optional rider charges We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states where NYLIAC offers a single premium version of the New York Life Elite Variable Annuity policies, if the Accumulation Value of your policy is less than $2,000 after a partial withdrawal and applicable surrender charges, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, calculated as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value less any Mortality and Expense Risk and Administrative Costs Charge or pro-rata portion thereof, or

     (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals less any rider charges applied since the Policy Date.


     The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.


     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law), in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

     1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

       (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

       (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

       (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no

Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)


     With respect to TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.



     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.





     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.


                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation was made.

     (b) Transfers to the Investment Divisions


     You may transfer interest earned on monies allocated from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through Our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. YOU MAY NOT MAKE TRANSFERS INTO THE FIXED ACCOUNT.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments in the same order in which you allocated such payments to the Fixed Account during the life of the policy).

                            THE DCA ADVANTAGE ACCOUNT

     Like the Fixed Account, the DCA Advantage Account is also supported by the assets in NYLIAC's general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under "THE FIXED ACCOUNT" equally applies to the DCA Advantage Account.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account.


     The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.


                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.


     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.


     Important Information Regarding Final Code Section 403(b) Regulations



          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.



          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.



          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.



          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.



          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.



          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.


          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          (e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contributions may be up to $2,500 for 2008 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.


     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS


     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.


     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for New York Life Elite Variable Annuity policies during the fiscal years ended December 31, 2007, 2006 and 2005 were $16,181,107, $12,021,340 and $8,411,679, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     4
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1



How to obtain a New York Life Elite Variable Annuity Statement of Additional
                                  Information.


The New York Life Elite Variable Annuity Statement of Additional Information is
                                    posted on


Our website, www.newyorklife.com. For a paper copy of the Statement of
                             Additional Information,


                call (800) 598-2019 or send this request form to:


                       NYLIAC Variable Products Service Center
                       Madison Square Station
                       P.O. Box 922
                       New York, NY 10159


   ---------------------------------------------------------------------------

         Please send me a New York Life Elite Variable Annuity Statement of Additional Information dated May 1, 2008:


   ---------------------------------------------------------------------------
Name

   ---------------------------------------------------------------------------
Address

   ---------------------------------------------------------------------------
City                            State                            Zip

                                   APPENDIX 1

                          PROSPECTUS DATED MAY 1, 2008



     NYLIAC offers an individual single premium version of the New York Life Elite Variable Annuity in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington. This Appendix modifies the May 1, 2008 Prospectus for the policies to describe the single premium version of the policies.


     All capitalized terms have the same meaning as those in the Prospectus.

     The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and

          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.

     Accordingly, for the single premium policies, the Prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY

     When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial premium is funded from another source, such as a 1035 exchange, rollover or transfer from an institution. In such cases, We may receive parts of your initial premium on different Business Days.

     Accordingly, except in the circumstances described above, all references throughout the Prospectus to premium payments in the plural should be read to mean singular. Further, references to allocations of premium payments should be read to mean an allocation of the premium or any portion thereof. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

     Replace all references to "Payment Year" throughout the Prospectus with "Policy Year," and delete the definition of Payment Year in the "Definitions" section of the Prospectus.

II. SURRENDER CHARGE

Under the single premium policies, the surrender charge is as follows:

  POL-
 ICY                                                               SURRENDER
  YEAR                                                               CHARGE
 ------                                                            ---------
 1...............................................................      8%
 2...............................................................      8%
 3...............................................................      7%
 4...............................................................      6%
 5...............................................................      5%
 6...............................................................      4%
 7...............................................................      3%
 8...............................................................      2%
 9+..............................................................      0%


     Therefore, all references in the Prospectus to the Surrender Charge, such as in the "TABLE OF FEES AND EXPENSES", under Question 4: "What charges are assessed against the policy?" and under "Selecting the Variable Annuity That's Right for You", are modified accordingly. Please remember that this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the Prospectus remain unchanged.

     Also, as a result of the lower Surrender Charge under the single premium policies, the "Expenses if you surrender your policy" in the Examples beginning on Page 9 is modified as follows:

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

                                                                  Expenses if you surrender your policy
-----------------------------------------------------------------------------------------------------------
                    INVESTMENT DIVISION                          1 yr        3 yr        5 yr       10 yr
-----------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.........................................   $1,026.60   $1,563.34   $2,018.87   $3,205.09
with IPP Rider.............................................   $1,069.26   $1,690.42   $2,231.29   $3,633.37
with EBB Rider.............................................   $1,055.04   $1,648.19   $2,160.94   $3,492.75
with ADBR Rider............................................   $1,059.78   $1,662.29   $2,184.44   $3,539.86
with IPP & EBB Riders......................................   $1,097.70   $1,775.28   $2,373.34   $3,920.96
with IPP & ADBR Riders.....................................   $1,102.44   $1,789.36   $2,396.83   $3,968.06
with EBB & ADBR Riders.....................................   $1,088.22   $1,747.14   $2,326.49   $3,827.46
with All Riders............................................   $1,130.88   $1,874.22   $2,538.89   $4,255.70

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.........................................   $  999.98   $1,483.46   $1,884.31   $2,928.08
with IPP Rider.............................................   $1,042.77   $1,611.65   $2,099.86   $3,369.68
with EBB Rider.............................................   $1,028.51   $1,569.05   $2,028.46   $3,224.66
with ADBR Rider............................................   $1,033.26   $1,583.26   $2,052.32   $3,273.25
with IPP & EBB Riders......................................   $1,071.29   $1,697.23   $2,244.00   $3,666.26
with IPP & ADBR Riders.....................................   $1,076.04   $1,711.45   $2,267.85   $3,714.84
with EBB & ADBR Riders.....................................   $1,061.78   $1,668.86   $2,196.48   $3,569.86
with All Riders............................................   $1,104.56   $1,797.03   $2,412.00   $4,011.42

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.........................................   $1,010.43   $1,514.89   $1,937.37   $3,037.83
with IPP Rider.............................................   $1,053.17   $1,642.64   $2,151.67   $3,474.13
with EBB Rider.............................................   $1,038.92   $1,600.19   $2,080.69   $3,330.87
with ADBR Rider............................................   $1,043.67   $1,614.35   $2,104.39   $3,378.86
with IPP & EBB Riders......................................   $1,081.66   $1,727.94   $2,294.99   $3,767.17
with IPP & ADBR Riders.....................................   $1,086.41   $1,742.11   $2,318.72   $3,815.17
with EBB & ADBR Riders.....................................   $1,072.16   $1,699.66   $2,247.73   $3,671.91
with All Riders............................................   $1,114.90   $1,827.41   $2,462.04   $4,108.21

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders.........................................   $  971.47   $1,397.36   $1,738.37   $2,622.60
with IPP Rider.............................................   $1,014.38   $1,526.72   $1,957.30   $3,078.88
with EBB Rider.............................................   $1,000.08   $1,483.73   $1,884.78   $2,929.06
with ADBR Rider............................................   $1,004.84   $1,498.08   $1,909.00   $2,979.24
with IPP & EBB Riders......................................   $1,042.99   $1,613.11   $2,103.73   $3,385.36
with IPP & ADBR Riders.....................................   $1,047.75   $1,627.45   $2,127.95   $3,435.56
with EBB & ADBR Riders.....................................   $1,033.45   $1,584.47   $2,055.44   $3,285.73
with All Riders............................................   $1,076.36   $1,713.84   $2,274.37   $3,742.01

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.........................................   $1,004.73   $1,497.75   $1,908.45   $2,978.11
with IPP Rider.............................................   $1,047.49   $1,625.74   $2,123.44   $3,417.29
with EBB Rider.............................................   $1,033.24   $1,583.21   $2,052.23   $3,273.09
with ADBR Rider............................................   $1,037.99   $1,597.40   $2,076.01   $3,321.39
with IPP & EBB Riders......................................   $1,076.00   $1,711.20   $2,267.22   $3,712.28
with IPP & ADBR Riders.....................................   $1,080.75   $1,725.39   $2,291.00   $3,760.58
with EBB & ADBR Riders.....................................   $1,066.50   $1,682.87   $2,219.80   $3,616.38
with All Riders............................................   $1,109.26   $1,810.85   $2,434.79   $4,055.56

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.........................................   $1,013.29   $1,523.46   $1,951.79   $3,067.55
with IPP Rider.............................................   $1,056.01   $1,651.10   $2,165.77   $3,502.43
with EBB Rider.............................................   $1,041.77   $1,608.68   $2,094.90   $3,359.64
with ADBR Rider............................................   $1,046.52   $1,622.83   $2,118.57   $3,407.47
with IPP & EBB Riders......................................   $1,084.49   $1,736.31   $2,308.86   $3,794.50
with IPP & ADBR Riders.....................................   $1,089.24   $1,750.46   $2,332.54   $3,842.34
with EBB & ADBR Riders.....................................   $1,075.00   $1,708.06   $2,261.68   $3,699.55
with All Riders............................................   $1,117.72   $1,835.69   $2,475.65   $4,134.43

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.........................................   $1,011.39   $1,517.75   $1,942.18   $3,047.76
with IPP Rider.............................................   $1,054.12   $1,645.46   $2,156.37   $3,483.57
with EBB Rider.............................................   $1,039.88   $1,603.03   $2,085.43   $3,340.48
with ADBR Rider............................................   $1,044.62   $1,617.18   $2,109.13   $3,388.41
with IPP & EBB Riders......................................   $1,082.61   $1,730.74   $2,299.63   $3,776.31
with IPP & ADBR Riders.....................................   $1,087.36   $1,744.90   $2,323.32   $3,824.24
with EBB & ADBR Riders.....................................   $1,073.11   $1,702.46   $2,252.38   $3,681.13
with All Riders............................................   $1,115.84   $1,830.17   $2,466.58   $4,116.97

-----------------------------------------------------------------------------------------------------------

                                                                  Expenses if you surrender your policy
-----------------------------------------------------------------------------------------------------------
                    INVESTMENT DIVISION                          1 yr        3 yr        5 yr       10 yr
-----------------------------------------------------------------------------------------------------------
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders.........................................   $1,036.10   $1,591.75   $2,066.55   $3,302.18
with IPP Rider.............................................   $1,078.72   $1,718.45   $2,277.85   $3,725.73
with EBB Rider.............................................   $1,064.52   $1,676.35   $2,207.86   $3,586.67
with ADBR Rider............................................   $1,069.25   $1,690.39   $2,231.24   $3,633.26
with IPP & EBB Riders......................................   $1,107.13   $1,803.04   $2,419.16   $4,010.22
with IPP & ADBR Riders.....................................   $1,111.87   $1,817.09   $2,442.54   $4,056.83
with EBB & ADBR Riders.....................................   $1,097.66   $1,774.99   $2,372.56   $3,917.74
with All Riders............................................   $1,140.28   $1,901.69   $2,583.86   $4,341.30

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.........................................   $1,012.34   $1,520.60   $1,946.99   $3,057.66
with IPP Rider.............................................   $1,055.06   $1,648.27   $2,161.07   $3,493.01
with EBB Rider.............................................   $1,040.82   $1,605.85   $2,090.17   $3,350.07
with ADBR Rider............................................   $1,045.57   $1,620.01   $2,113.85   $3,397.95
with IPP & EBB Riders......................................   $1,083.55   $1,733.52   $2,304.25   $3,785.41
with IPP & ADBR Riders.....................................   $1,088.29   $1,747.68   $2,327.93   $3,833.28
with EBB & ADBR Riders.....................................   $1,074.05   $1,705.25   $2,257.02   $3,690.33
with All Riders............................................   $1,116.78   $1,832.92   $2,471.10   $4,125.68

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.........................................   $1,001.88   $1,489.18   $1,893.98   $2,948.14
with IPP Rider.............................................   $1,044.66   $1,617.29   $2,109.31   $3,388.76
with EBB Rider.............................................   $1,030.40   $1,574.72   $2,037.98   $3,244.06
with ADBR Rider............................................   $1,035.15   $1,588.93   $2,061.80   $3,292.54
with IPP & EBB Riders......................................   $1,073.17   $1,702.82   $2,253.30   $3,684.70
with IPP & ADBR Riders.....................................   $1,077.93   $1,717.02   $2,277.11   $3,733.15
with EBB & ADBR Riders.....................................   $1,063.67   $1,674.46   $2,205.80   $3,588.48
with All Riders............................................   $1,106.44   $1,802.56   $2,421.12   $4,029.12

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.........................................   $1,023.74   $1,554.80   $2,004.53   $3,175.79
with IPP Rider.............................................   $1,066.42   $1,682.00   $2,217.28   $3,605.45
with EBB Rider.............................................   $1,052.19   $1,639.73   $2,146.81   $3,464.36
with ADBR Rider............................................   $1,056.93   $1,653.84   $2,170.36   $3,511.65
with IPP & EBB Riders......................................   $1,094.87   $1,766.94   $2,359.56   $3,894.02
with IPP & ADBR Riders.....................................   $1,099.61   $1,781.04   $2,383.09   $3,941.27
with EBB & ADBR Riders.....................................   $1,085.38   $1,738.77   $2,312.63   $3,800.20
with All Riders............................................   $1,128.06   $1,865.97   $2,525.37   $4,229.86

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders.........................................   $1,006.63   $1,503.47   $1,918.10   $2,998.06
with IPP Rider.............................................   $1,049.38   $1,631.38   $2,132.86   $3,436.27
with EBB Rider.............................................   $1,035.13   $1,588.88   $2,061.73   $3,292.39
with ADBR Rider............................................   $1,039.88   $1,603.05   $2,085.48   $3,340.59
with IPP & EBB Riders......................................   $1,077.89   $1,716.78   $2,276.48   $3,730.61
with IPP & ADBR Riders.....................................   $1,082.64   $1,730.96   $2,300.24   $3,778.80
with EBB & ADBR Riders.....................................   $1,068.39   $1,688.47   $2,229.11   $3,634.92
with All Riders............................................   $1,111.14   $1,816.37   $2,443.87   $4,073.15

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders.........................................   $1,028.50   $1,569.03   $2,028.43   $3,224.60
with IPP Rider.............................................   $1,071.15   $1,696.03   $2,240.62   $3,651.90
with EBB Rider.............................................   $1,056.93   $1,653.83   $2,170.33   $3,511.59
with ADBR Rider............................................   $1,061.67   $1,667.91   $2,193.81   $3,558.61
with IPP & EBB Riders......................................   $1,099.59   $1,780.84   $2,382.53   $3,938.91
with IPP & ADBR Riders.....................................   $1,104.33   $1,794.92   $2,405.99   $3,985.90
with EBB & ADBR Riders.....................................   $1,090.11   $1,752.72   $2,335.72   $3,845.60
with All Riders............................................   $1,132.76   $1,879.72   $2,547.89   $4,272.88

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders.........................................   $1,040.85   $1,605.94   $2,090.31   $3,350.36
with IPP Rider.............................................   $1,083.45   $1,732.43   $2,301.05   $3,771.59
with EBB Rider.............................................   $1,069.25   $1,690.40   $2,231.25   $3,633.27
with ADBR Rider............................................   $1,073.98   $1,704.43   $2,254.57   $3,679.61
with IPP & EBB Riders......................................   $1,111.85   $1,816.90   $2,442.00   $4,054.51
with IPP & ADBR Riders.....................................   $1,116.58   $1,830.93   $2,465.33   $4,100.85
with EBB & ADBR Riders.....................................   $1,102.38   $1,788.89   $2,395.51   $3,962.54
with All Riders............................................   $1,144.98   $1,915.38   $2,606.25   $4,383.76

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders.........................................   $1,024.70   $1,557.65   $2,009.31   $3,185.58
with IPP Rider.............................................   $1,067.37   $1,684.81   $2,221.94   $3,614.74
with EBB Rider.............................................   $1,053.14   $1,642.55   $2,151.51   $3,473.83
with ADBR Rider............................................   $1,057.88   $1,656.66   $2,175.05   $3,521.04
with IPP & EBB Riders......................................   $1,095.81   $1,769.72   $2,364.16   $3,903.01
with IPP & ADBR Riders.....................................   $1,100.56   $1,783.82   $2,387.68   $3,950.22
with EBB & ADBR Riders.....................................   $1,086.33   $1,741.57   $2,317.26   $3,809.29
with All Riders............................................   $1,129.00   $1,868.73   $2,529.89   $4,238.49

-----------------------------------------------------------------------------------------------------------

                                                                  Expenses if you surrender your policy
-----------------------------------------------------------------------------------------------------------
                    INVESTMENT DIVISION                          1 yr        3 yr        5 yr       10 yr
-----------------------------------------------------------------------------------------------------------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.........................................   $1,035.15   $1,588.92   $2,061.79   $3,292.52
with IPP Rider.............................................   $1,077.77   $1,715.64   $2,273.20   $3,716.53
with EBB Rider.............................................   $1,063.56   $1,673.53   $2,203.18   $3,577.33
with ADBR Rider............................................   $1,068.30   $1,687.58   $2,226.56   $3,623.94
with IPP & EBB Riders......................................   $1,106.19   $1,800.27   $2,414.60   $4,001.34
with IPP & ADBR Riders.....................................   $1,110.92   $1,814.32   $2,437.98   $4,047.98
with EBB & ADBR Riders.....................................   $1,096.71   $1,772.20   $2,367.95   $3,908.74
with All Riders............................................   $1,139.34   $1,898.93   $2,579.37   $4,332.78

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.........................................   $1,024.70   $1,557.65   $2,009.31   $3,185.58
with IPP Rider.............................................   $1,067.37   $1,684.81   $2,221.94   $3,614.74
with EBB Rider.............................................   $1,053.14   $1,642.55   $2,151.51   $3,473.83
with ADBR Rider............................................   $1,057.88   $1,656.66   $2,175.05   $3,521.04
with IPP & EBB Riders......................................   $1,095.81   $1,769.72   $2,364.16   $3,903.01
with IPP & ADBR Riders.....................................   $1,100.56   $1,783.82   $2,387.68   $3,950.22
with EBB & ADBR Riders.....................................   $1,086.33   $1,741.57   $2,317.26   $3,809.29
with All Riders............................................   $1,129.00   $1,868.73   $2,529.89   $4,238.49

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.........................................   $1,020.89   $1,546.25   $1,990.17   $3,146.39
with IPP Rider.............................................   $1,063.58   $1,673.59   $2,203.26   $3,577.47
with EBB Rider.............................................   $1,049.35   $1,631.27   $2,132.67   $3,435.92
with ADBR Rider............................................   $1,054.10   $1,645.39   $2,156.26   $3,483.35
with IPP & EBB Riders......................................   $1,092.04   $1,758.60   $2,345.76   $3,866.99
with IPP & ADBR Riders.....................................   $1,096.78   $1,772.71   $2,369.33   $3,914.42
with EBB & ADBR Riders.....................................   $1,082.55   $1,730.41   $2,298.76   $3,772.87
with All Riders............................................   $1,125.24   $1,857.72   $2,511.83   $4,203.92

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.........................................   $1,014.24   $1,526.30   $1,956.59   $3,077.45
with IPP Rider.............................................   $1,056.95   $1,653.89   $2,170.45   $3,511.84
with EBB Rider.............................................   $1,042.72   $1,611.50   $2,099.63   $3,369.21
with ADBR Rider............................................   $1,047.46   $1,625.65   $2,123.29   $3,417.00
with IPP & EBB Riders......................................   $1,085.43   $1,739.09   $2,313.48   $3,803.60
with IPP & ADBR Riders.....................................   $1,090.18   $1,753.24   $2,337.15   $3,851.39
with EBB & ADBR Riders.....................................   $1,075.94   $1,710.84   $2,266.31   $3,708.74
with All Riders............................................   $1,118.66   $1,838.44   $2,480.18   $4,143.14

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.........................................   $1,018.04   $1,537.71   $1,975.81   $3,116.90
with IPP Rider.............................................   $1,060.74   $1,665.14   $2,189.21   $3,549.39
with EBB Rider.............................................   $1,046.51   $1,622.81   $2,118.54   $3,407.40
with ADBR Rider............................................   $1,051.25   $1,636.93   $2,142.13   $3,454.96
with IPP & EBB Riders......................................   $1,089.21   $1,750.24   $2,331.94   $3,839.88
with IPP & ADBR Riders.....................................   $1,093.95   $1,764.36   $2,355.55   $3,887.46
with EBB & ADBR Riders.....................................   $1,079.72   $1,722.02   $2,284.86   $3,745.43
with All Riders............................................   $1,122.42   $1,849.46   $2,498.28   $4,177.93

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.........................................   $  980.02   $1,423.23   $1,782.33   $2,715.18
with IPP Rider.............................................   $1,022.89   $1,552.25   $2,000.25   $3,167.03
with EBB Rider.............................................   $1,008.60   $1,509.38   $1,928.07   $3,018.66
with ADBR Rider............................................   $1,013.36   $1,523.68   $1,952.18   $3,068.35
with IPP & EBB Riders......................................   $1,051.47   $1,638.39   $2,145.98   $3,470.49
with IPP & ADBR Riders.....................................   $1,056.24   $1,652.69   $2,170.10   $3,520.21
with EBB & ADBR Riders.....................................   $1,041.95   $1,609.83   $2,097.93   $3,371.84
with All Riders............................................   $1,084.82   $1,738.84   $2,315.84   $3,823.68

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.........................................   $1,039.90   $1,603.10   $2,085.56   $3,340.74
with IPP Rider.............................................   $1,082.51   $1,729.64   $2,296.42   $3,762.44
with EBB Rider.............................................   $1,068.31   $1,687.60   $2,226.58   $3,623.98
with ADBR Rider............................................   $1,073.04   $1,701.63   $2,249.91   $3,670.35
with IPP & EBB Riders......................................   $1,110.91   $1,814.13   $2,437.44   $4,045.66
with IPP & ADBR Riders.....................................   $1,115.64   $1,828.16   $2,460.77   $4,092.06
with EBB & ADBR Riders.....................................   $1,101.44   $1,786.12   $2,390.93   $3,953.60
with All Riders............................................   $1,144.04   $1,912.65   $2,601.78   $4,375.29

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.........................................   $1,008.53   $1,509.19   $1,927.73   $3,017.97
with IPP Rider.............................................   $1,051.28   $1,637.01   $2,142.27   $3,455.22
with EBB Rider.............................................   $1,037.03   $1,594.53   $2,071.20   $3,311.64
with ADBR Rider............................................   $1,041.78   $1,608.70   $2,094.94   $3,359.75
with IPP & EBB Riders......................................   $1,079.77   $1,722.36   $2,285.74   $3,748.91
with IPP & ADBR Riders.....................................   $1,084.52   $1,736.54   $2,309.48   $3,797.02
with EBB & ADBR Riders.....................................   $1,070.27   $1,694.07   $2,238.43   $3,653.43
with All Riders............................................   $1,113.02   $1,821.89   $2,452.95   $4,090.69

-----------------------------------------------------------------------------------------------------------

                                                                  Expenses if you surrender your policy
-----------------------------------------------------------------------------------------------------------
                    INVESTMENT DIVISION                          1 yr        3 yr        5 yr       10 yr
-----------------------------------------------------------------------------------------------------------
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.........................................   $1,006.63   $1,503.47   $1,918.10   $2,998.06
with IPP Rider.............................................   $1,049.38   $1,631.38   $2,132.86   $3,436.27
with EBB Rider.............................................   $1,035.13   $1,588.88   $2,061.73   $3,292.39
with ADBR Rider............................................   $1,039.88   $1,603.05   $2,085.48   $3,340.59
with IPP & EBB Riders......................................   $1,077.89   $1,716.78   $2,276.48   $3,730.61
with IPP & ADBR Riders.....................................   $1,082.64   $1,730.96   $2,300.24   $3,778.80
with EBB & ADBR Riders.....................................   $1,068.39   $1,688.47   $2,229.11   $3,634.92
with All Riders............................................   $1,111.14   $1,816.37   $2,443.87   $4,073.15

-----------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.........................................   $1,039.90   $1,603.10   $2,085.56   $3,340.74
with IPP Rider.............................................   $1,082.51   $1,729.64   $2,296.42   $3,762.44
with EBB Rider.............................................   $1,068.31   $1,687.60   $2,226.58   $3,623.98
with ADBR Rider............................................   $1,073.04   $1,701.63   $2,249.91   $3,670.35
with IPP & EBB Riders......................................   $1,110.91   $1,814.13   $2,437.44   $4,045.66
with IPP & ADBR Riders.....................................   $1,115.64   $1,828.16   $2,460.77   $4,092.06
with EBB & ADBR Riders.....................................   $1,101.44   $1,786.12   $2,390.93   $3,953.60
with All Riders............................................   $1,144.04   $1,912.65   $2,601.78   $4,375.29

-----------------------------------------------------------------------------------------------------------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.........................................   $1,010.43   $1,514.89   $1,937.37   $3,037.83
with IPP Rider.............................................   $1,053.17   $1,642.64   $2,151.67   $3,474.13
with EBB Rider.............................................   $1,038.92   $1,600.19   $2,080.69   $3,330.87
with ADBR Rider............................................   $1,043.67   $1,614.35   $2,104.39   $3,378.86
with IPP & EBB Riders......................................   $1,081.66   $1,727.94   $2,294.99   $3,767.17
with IPP & ADBR Riders.....................................   $1,086.41   $1,742.11   $2,318.72   $3,815.17
with EBB & ADBR Riders.....................................   $1,072.16   $1,699.66   $2,247.73   $3,671.91
with All Riders............................................   $1,114.90   $1,827.41   $2,462.04   $4,108.21

-----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.........................................   $1,033.25   $1,583.23   $2,052.26   $3,273.16
with IPP Rider.............................................   $1,075.88   $1,710.04   $2,263.89   $3,698.12
with EBB Rider.............................................   $1,061.67   $1,667.91   $2,193.81   $3,558.58
with ADBR Rider............................................   $1,066.40   $1,681.97   $2,217.22   $3,605.33
with IPP & EBB Riders......................................   $1,104.30   $1,794.72   $2,405.44   $3,983.54
with IPP & ADBR Riders.....................................   $1,109.04   $1,808.77   $2,428.85   $4,030.28
with EBB & ADBR Riders.....................................   $1,094.83   $1,766.64   $2,358.76   $3,890.76
with All Riders............................................   $1,137.46   $1,893.45   $2,570.39   $4,315.70

-----------------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.........................................   $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider.............................................   $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider.............................................   $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Rider............................................   $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders......................................   $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders.....................................   $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders.....................................   $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders............................................   $1,133.70   $1,882.47   $2,552.41   $4,281.47

-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.........................................   $1,010.43   $1,514.89   $1,937.37   $3,037.83
with IPP Rider.............................................   $1,053.17   $1,642.64   $2,151.67   $3,474.13
with EBB Rider.............................................   $1,038.92   $1,600.19   $2,080.69   $3,330.87
with ADBR Rider............................................   $1,043.67   $1,614.35   $2,104.39   $3,378.86
with IPP & EBB Riders......................................   $1,081.66   $1,727.94   $2,294.99   $3,767.17
with IPP & ADBR Riders.....................................   $1,086.41   $1,742.11   $2,318.72   $3,815.17
with EBB & ADBR Riders.....................................   $1,072.16   $1,699.66   $2,247.73   $3,671.91
with All Riders............................................   $1,114.90   $1,827.41   $2,462.04   $4,108.21

-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.........................................   $1,000.93   $1,486.32   $1,889.14   $2,938.12
with IPP Rider.............................................   $1,043.71   $1,614.46   $2,104.57   $3,379.20
with EBB Rider.............................................   $1,029.45   $1,571.88   $2,033.21   $3,234.37
with ADBR Rider............................................   $1,034.20   $1,586.08   $2,057.05   $3,282.89
with IPP & EBB Riders......................................   $1,072.23   $1,700.02   $2,248.65   $3,675.49
with IPP & ADBR Riders.....................................   $1,076.98   $1,714.23   $2,272.49   $3,724.01
with EBB & ADBR Riders.....................................   $1,062.72   $1,671.64   $2,201.12   $3,579.15
All Riders.................................................   $1,105.50   $1,799.79   $2,416.56   $4,020.28

-----------------------------------------------------------------------------------------------------------


* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                  Expenses if you surrender your policy
-----------------------------------------------------------------------------------------------------------
                    INVESTMENT DIVISION                          1 yr        3 yr        5 yr       10 yr
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.........................................   $1,011.39   $1,517.75   $1,942.18   $3,047.76
with IPP Rider.............................................   $1,054.12   $1,645.46   $2,156.37   $3,483.57
with EBB Rider.............................................   $1,039.88   $1,603.03   $2,085.43   $3,340.48
with ADBR Rider............................................   $1,044.62   $1,617.18   $2,109.13   $3,388.41
with IPP & EBB Riders......................................   $1,082.61   $1,730.74   $2,299.63   $3,776.31
with IPP & ADBR Riders.....................................   $1,087.36   $1,744.90   $2,323.32   $3,824.24
with EBB & ADBR Riders.....................................   $1,073.11   $1,702.46   $2,252.38   $3,681.13
with All Riders............................................   $1,115.84   $1,830.17   $2,466.58   $4,116.97

-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.........................................   $1,002.83   $1,492.03   $1,898.79   $2,958.12
with IPP Rider.............................................   $1,045.60   $1,620.10   $2,114.01   $3,398.28
with EBB Rider.............................................   $1,031.34   $1,577.55   $2,042.73   $3,253.74
with ADBR Rider............................................   $1,036.10   $1,591.75   $2,066.54   $3,302.16
with IPP & EBB Riders......................................   $1,074.11   $1,705.61   $2,257.93   $3,693.88
with IPP & ADBR Riders.....................................   $1,078.87   $1,719.82   $2,281.75   $3,742.31
with EBB & ADBR Riders.....................................   $1,064.61   $1,677.26   $2,210.47   $3,597.79
with All Riders............................................   $1,107.38   $1,805.32   $2,425.67   $4,037.93

-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.........................................   $1,012.34   $1,520.60   $1,946.99   $3,057.66
with IPP Rider.............................................   $1,055.06   $1,648.27   $2,161.07   $3,493.01
with EBB Rider.............................................   $1,040.82   $1,605.85   $2,090.17   $3,350.07
with ADBR Rider............................................   $1,045.57   $1,620.01   $2,113.85   $3,397.95
with IPP & EBB Riders......................................   $1,083.55   $1,733.52   $2,304.25   $3,785.41
with IPP & ADBR Riders.....................................   $1,088.29   $1,747.68   $2,327.93   $3,833.28
with EBB & ADBR Riders.....................................   $1,074.05   $1,705.25   $2,257.02   $3,690.33
with All Riders............................................   $1,116.78   $1,832.92   $2,471.10   $4,125.68

-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.........................................   $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider.............................................   $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider.............................................   $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Rider............................................   $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders......................................   $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders.....................................   $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders.....................................   $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders............................................   $1,133.70   $1,882.47   $2,552.41   $4,281.47

-----------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.........................................   $1,032.30   $1,580.40   $2,047.52   $3,263.47
with IPP Rider.............................................   $1,074.94   $1,707.24   $2,259.24   $3,688.88
with EBB Rider.............................................   $1,060.72   $1,665.09   $2,189.12   $3,549.21
with ADBR Rider............................................   $1,065.46   $1,679.17   $2,212.56   $3,596.02
with IPP & EBB Riders......................................   $1,103.36   $1,791.94   $2,400.86   $3,974.63
with IPP & ADBR Riders.....................................   $1,108.10   $1,806.00   $2,424.28   $4,021.43
with EBB & ADBR Riders.....................................   $1,093.89   $1,763.86   $2,354.16   $3,881.74
with All Riders............................................   $1,136.52   $1,890.70   $2,565.89   $4,307.16

-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.........................................   $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider.............................................   $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider.............................................   $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Rider............................................   $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders......................................   $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders.....................................   $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders.....................................   $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders............................................   $1,133.70   $1,882.47   $2,552.41   $4,281.47

-----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.........................................   $1,033.25   $1,583.23   $2,052.26   $3,273.16
with IPP Rider.............................................   $1,075.88   $1,710.04   $2,263.89   $3,698.12
with EBB Rider.............................................   $1,061.67   $1,667.91   $2,193.81   $3,558.58
with ADBR Rider............................................   $1,066.40   $1,681.97   $2,217.22   $3,605.33
with IPP & EBB Riders......................................   $1,104.30   $1,794.72   $2,405.44   $3,983.54
with IPP & ADBR Riders.....................................   $1,109.04   $1,808.77   $2,428.85   $4,030.28
with EBB & ADBR Riders.....................................   $1,094.83   $1,766.64   $2,358.76   $3,890.76
with All Riders............................................   $1,137.46   $1,893.45   $2,570.39   $4,315.70

-----------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.........................................   $1,049.41   $1,631.44   $2,132.95   $3,436.48
with IPP Rider.............................................   $1,091.97   $1,757.59   $2,342.71   $3,853.54
with EBB Rider.............................................   $1,077.78   $1,715.66   $2,273.23   $3,716.58
with ADBR Rider............................................   $1,082.51   $1,729.66   $2,296.44   $3,762.49
with IPP & EBB Riders......................................   $1,120.34   $1,841.82   $2,483.00   $4,133.68
with IPP & ADBR Riders.....................................   $1,125.07   $1,855.80   $2,506.19   $4,179.55
with EBB & ADBR Riders.....................................   $1,110.88   $1,813.89   $2,436.72   $4,042.61
with All Riders............................................   $1,153.44   $1,940.03   $2,646.48   $4,459.69

-----------------------------------------------------------------------------------------------------------

                                                                  Expenses if you surrender your policy
-----------------------------------------------------------------------------------------------------------
                    INVESTMENT DIVISION                          1 yr        3 yr        5 yr       10 yr
-----------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.........................................   $1,027.54   $1,566.18   $2,023.65   $3,214.85
with IPP Rider.............................................   $1,070.20   $1,693.22   $2,235.94   $3,642.62
with EBB Rider.............................................   $1,055.98   $1,651.01   $2,165.64   $3,502.17
with ADBR Rider............................................   $1,060.72   $1,665.10   $2,189.13   $3,549.22
with IPP & EBB Riders......................................   $1,098.64   $1,778.05   $2,377.93   $3,929.92
with IPP & ADBR Riders.....................................   $1,103.38   $1,792.14   $2,401.42   $3,976.99
with EBB & ADBR Riders.....................................   $1,089.16   $1,749.93   $2,331.10   $3,836.53
with All Riders............................................   $1,131.82   $1,876.97   $2,543.41   $4,264.31

-----------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.........................................   $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider.............................................   $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider.............................................   $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Rider............................................   $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders......................................   $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders.....................................   $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders.....................................   $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders............................................   $1,133.70   $1,882.47   $2,552.41   $4,281.47

-----------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.........................................   $1,020.89   $1,546.25   $1,990.17   $3,146.39
with IPP Rider.............................................   $1,063.58   $1,673.59   $2,203.26   $3,577.47
with EBB Rider.............................................   $1,049.35   $1,631.27   $2,132.67   $3,435.92
with ADBR Rider............................................   $1,054.10   $1,645.39   $2,156.26   $3,483.35
with IPP & EBB Riders......................................   $1,092.04   $1,758.60   $2,345.76   $3,866.99
with IPP & ADBR Riders.....................................   $1,096.78   $1,772.71   $2,369.33   $3,914.42
with EBB & ADBR Riders.....................................   $1,082.55   $1,730.41   $2,298.76   $3,772.87
with All Riders............................................   $1,125.24   $1,857.72   $2,511.83   $4,203.92

-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.........................................   $1,108.34   $1,805.79   $2,422.33   $4,009.04
with IPP Rider.............................................   $1,150.63   $1,929.54   $2,625.34   $4,398.42
with EBB Rider.............................................   $1,136.54   $1,888.42   $2,558.10   $4,270.56
with ADBR Rider............................................   $1,141.23   $1,902.14   $2,580.56   $4,313.39
with IPP & EBB Riders......................................   $1,178.83   $2,012.16   $2,761.11   $4,659.95
with IPP & ADBR Riders.....................................   $1,183.53   $2,025.88   $2,783.57   $4,702.76
with EBB & ADBR Riders.....................................   $1,169.43   $1,984.76   $2,716.32   $4,574.91
with All Riders............................................   $1,211.73   $2,108.51   $2,919.34   $4,964.30

-----------------------------------------------------------------------------------------------------------
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.........................................   $1,042.75   $1,611.61   $2,099.80   $3,369.57
with IPP Rider.............................................   $1,085.34   $1,738.03   $2,310.33   $3,789.87
with EBB Rider.............................................   $1,071.14   $1,696.02   $2,240.61   $3,651.87
with ADBR Rider............................................   $1,075.88   $1,710.03   $2,263.88   $3,698.09
with IPP & EBB Riders......................................   $1,113.73   $1,822.44   $2,451.12   $4,072.17
with IPP & ADBR Riders.....................................   $1,118.47   $1,836.46   $2,474.42   $4,118.40
with EBB & ADBR Riders.....................................   $1,104.27   $1,794.45   $2,404.70   $3,980.41
with All Riders............................................   $1,146.86   $1,920.87   $2,615.21   $4,400.68

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2008

                                       FOR
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                 (FORMERLY LIFESTAGES(R) ELITE VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Elite Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Elite Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Elite Variable Annuity Prospectus.


                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     4
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                      (a/b)
Where: a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain
                   distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b = is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period.

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 58 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is Used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and quarterly statement be reviewed immediately to ensure there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the statement.

     It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYLIAC by Telephone or by the Internet?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                                LEGAL PROCEEDINGS


     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                                OTHER INFORMATION

     NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the Registration Statement, amendments and exhibits to the Registration Statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                                   APPENDIX 1

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2008



     NYLIAC offers in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania South Carolina, Utah and Washington an individual single premium version of the New York Life Elite Variable Annuity policies. This Appendix modifies the May 1, 2008 Statement of Additional Information ("SAI") for the policies to describe the single premium version of the policies.


     When reading this Appendix together with the SAI, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different Business Days.

     Accordingly, except in the circumstances described above, all references throughout the SAI to premium payments in the plural should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

                          Supplement dated May 1, 2008


                    to the Prospectuses dated May 1, 2008 for

                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, the New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.


This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2008 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:


A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

                          PROSPECTUS DATED MAY 1, 2008
                                       FOR
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   (FORMERLY MAINSTAY ELITE VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This Prospectus describes the individual flexible premium New York Life Elite Variable Annuity policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or annuitant dies before Income Payments have commenced.

     The New York Life Elite Variable Annuity Policy differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments made under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance.

     NYLIAC offers an individual single premium version of the New York Life Elite Variable Annuity policies in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington. The single premium version is described in Appendix 1 of this Prospectus. The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and

          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies and $10,000 for policies issued to fund a Pension Plan.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, one of Our Dollar Cost Averaging Programs, and the variable Investment Divisions listed below.


  -  MainStay VP Balanced--Service Class
  -  MainStay VP Bond--Service Class
  -  MainStay VP Capital Appreciation--Service Class
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock--Service Class
  -  MainStay VP Conservative Allocation--Service Class
  -  MainStay VP Convertible--Service Class
  -  MainStay VP Developing Growth--Service Class
  -  MainStay VP Floating Rate--Service Class
  -  MainStay VP Government--Service Class
  -  MainStay VP Growth Allocation--Service Class
  -  MainStay VP High Yield Corporate Bond--Service Class
  -  MainStay VP ICAP Select Equity--Service Class
  -  MainStay VP International Equity--Service Class
  -  MainStay VP Large Cap Growth--Service Class
  -  MainStay VP Mid Cap Core--Service Class
  -  MainStay VP Mid Cap Growth--Service Class
  -  MainStay VP Mid Cap Value--Service Class
  -  MainStay VP Moderate Allocation--Service Class
  -  MainStay VP Moderate Growth Allocation--Service Class
  -  MainStay VP S&P 500 Index--Service Class
  -  MainStay VP Small Cap Growth--Service Class
  -  MainStay VP Total Return--Service Class
  -  MainStay VP Value--Service Class*
  -  Alger American SmallCap Growth--Class S Shares
     (formerly Alger American Small Capitalization)
  -  CVS Calvert Social Balanced Portfolio
  -  Columbia Small Cap Value Fund, Variable Series--Class B
  -  Dreyfus IP Technology Growth--Service Shares
  -  Fidelity(R) VIP Contrafund(R)--Service Class 2
  -  Fidelity(R) VIP Equity-Income--Service Class 2
  -  Fidelity(R) VIP Mid Cap--Service Class 2
  -  Janus Aspen Series Balanced--Service Shares
  -  Janus Aspen Series Worldwide Growth--Service Shares
  -  MFS(R) Investors Trust Series--Service Class
  -  MFS(R) Research Series--Service Class
  -  MFS(R) Utilities Series--Service Class
  -  Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
  -  Royce Micro-Cap Portfolio--Investment Class
  -  Royce Small-Cap Portfolio--Investment Class
  -  T. Rowe Price Equity Income Portfolio--II
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets Equity--Class II
  -  Victory VIF Diversified Stock--Class A Shares



* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

     WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF THESE VARIABLE INVESTMENT DIVISIONS. DEPENDING ON MARKET CONDITIONS, YOU CAN MAKE OR LOSE MONEY IN ANY OF THE INVESTMENT DIVISIONS.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Royce Capital Fund, The Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                TABLE OF CONTENTS



                                             PAGE
                                             ----
DEFINITIONS................................     3
TABLE OF FEES AND EXPENSES.................     5
  Examples.................................    10
QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE
  ELITE VARIABLE ANNUITY...................    19
  How Do I Contact NYL Annuity Service
     Center or NYLIAC?.....................    23
FINANCIAL STATEMENTS.......................    23
CONDENSED FINANCIAL INFORMATION............    24
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT.....    26
  New York Life Insurance and Annuity
     Corporation...........................    26
  The Separate Account.....................    26
  The Portfolios...........................    26
  Additions, Deletions, or Substitutions of
     Investments...........................    29
  Reinvestment.............................    29
THE POLICIES...............................    29
  Selecting the Variable Annuity That's
     Right for You.........................    30
  Qualified and Non-Qualified Policies.....    32
  Policy Application and Premium Payments..    32
  Payments Returned for Insufficient
     Funds.................................    33
  Your Right to Cancel ("Free Look").......    33
  Issue Ages...............................    33
  Transfers................................    34
  Limits on Transfers......................    34
  Procedures for Telephone/Web
     Transactions..........................    36
  Dollar Cost Averaging (DCA) Programs.....    36
     (a) Traditional Dollar Cost
         Averaging.........................    37
     (b) The DCA Advantage Account.........    37
  Automatic Asset Reallocation.............    38
  Interest Sweep...........................    38
  Accumulation Period......................    39
     (a) Crediting of Premium  Payments....    39
     (b) Valuation of Accumulation  Units..    39
  Riders...................................    39
     (a) Living Needs Benefit Rider........    39
     (b) Unemployment Benefit  Rider.......    40
     (c) Annual Death Benefit Reset Rider
         (Optional)........................    40
     (d) Investment Protection Plan Rider
         (Optional)........................    41
     (e) Enhanced Beneficiary Benefit Rider
         (Optional)........................    43
     (f) Enhanced Spousal Continuance Rider
         (Optional)........................    44
  Policyowner Inquiries....................    45
  Records and Reports......................    45
CHARGES AND DEDUCTIONS.....................    45
  Surrender Charges........................    45
  Amount of Surrender Charge...............    46
  Exceptions to Surrender Charges..........    46
  Mortality and Expense Risk and
     Administrative Costs Charge...........    46
OTHER CHARGES..............................    48
     (a) Policy Service Charge.............    48
     (b) Fund Charges......................    49
     (c) Annual Death Benefit Reset Rider
         Charge (Optional).................    49
     (d) Investment Protection Plan Rider
         Charge (Optional).................    49
     (e) Rider Risk Charge Adjustment
         (Optional)........................    49
     (f) Enhanced Beneficiary Benefit Rider
         Charge (Optional).................    50
     (g) Transfer Fees.....................    50
  Group and Sponsored Arrangements.........    50
  Taxes....................................    50
DISTRIBUTIONS UNDER THE POLICY.............    51
  Surrenders and Withdrawals...............    51
     (a) Surrenders........................    51
     (b) Partial Withdrawals...............    51
     (c) Periodic Partial Withdrawals......    51
     (d) Hardship Withdrawals..............    52
  Required Minimum Distribution Option.....    52
  Our Right to Cancel......................    52
  Annuity Commencement Date................    52
  Death Before Annuity Commencement........    53
  Income Payments..........................    53
     (a) Election of Income Payment
         Options...........................    53
     (b) Proof of Survivorship.............    54
  Delay of Payments........................    54
  Designation of Beneficiary...............    54
  Restrictions Under Code Section
     403(b)(11)............................    55
THE FIXED ACCOUNT..........................    55
  (a) Interest Crediting...................    55
  (b) Transfers to the Investment
      Divisions............................    55
THE DCA ADVANTAGE ACCOUNT..................    55
FEDERAL TAX MATTERS........................    56
  Introduction.............................    56
  Taxation of Annuities in General.........    56
  Qualified Policies.......................    57
     (a) Code Section 403(b) Plans.........    57
     (b) Individual Retirement  Annuities..    58
     (c) Roth Individual Retirement
         Annuities.........................    58
     (d) Inherited IRAs....................    58
  Taxation of Death Benefits...............    59
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.............................    59
VOTING RIGHTS..............................    60
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI")...........    61
APPENDIX 1.................................   A-1



THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ADJUSTED PREMIUM PAYMENT--The total dollar amount of premium payments made under the policy and initially allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the Policy.

ALLOCATION ALTERNATIVES--The Fixed Account and the Investment Divisions of the Separate Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE ACCOUNT--The 6-month period account from which you are permitted to transfer amounts to the Investment Divisions proportionally on a monthly basis.

DCA ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and an annual policy service charge that may already have been assessed. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of all premium payments allocated to the Fixed Account plus interest credited on those premium payments, less any transfer or partial withdrawals from the Fixed Account, and less any surrender charges, rider charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options of the Separate Account available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. With respect to any written service requests, however, "NYLIAC, We, Our or Us" means the New York Life (NYL) Annuity Service Center at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ELITE VARIABLE ANNUITY".

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.(1)

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.


----------
(1) For single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-IV, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

-------------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE as a percentage of the amount
  withdrawn(1)                                                                      8.00%
-------------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a
Policy Year
(currently no charge for the first 12 transfers in a Policy Year).                    $30
-------------------------------------------------------------------------------------------


 (1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 7.00% during Payment Year 4; 6.00% during Payment Year 5; 5.00% during Payment Year 6; 4.00% during Payment Year 7; 3.00% during Payment Year 8; and 0% thereafter. In some states, the percentages applied to calculate the maximum surrender charge are modified as indicated in Appendix I of this Prospectus.

 The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                 PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

-------------------------------------------------------------------------------------------
Annual Policy Service Charge (for policies with less than $100,000
Accumulation Value)                                                                   $30
-------------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE
COSTS CHARGE (calculated as an annualized percentage of the Adjusted Premium
Payments allocated to the Investment Divisions and the DCA Advantage Account,
deducted on a quarterly basis; a pro rata portion of the charge may be deducted on the date the policy is surrendered and upon payment of death
benefit proceeds based on the Accumulation Value).                                  1.70%
-------------------------------------------------------------------------------------------


                             OPTIONAL RIDER CHARGES

-------------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ANNUAL DEATH BENEFIT RESET RIDER CHARGE (calculated as an annualized percentage of the Reset Value as of the last Policy
  Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term
  "Reset Value," see "THE POLICIES--Riders--Annual Death Benefit Reset
  Rider").                                                                          1.00%
-------------------------------------------------------------------------------------------
     Current Annual Death Benefit Rider Charge if the oldest Owner or
     Annuitant is age 65 or younger                                                 0.30%
-------------------------------------------------------------------------------------------
     Current Annual Death Benefit Rider Charge if the oldest Owner or
     Annuitant is age 66 to 75 inclusive                                            0.35%
-------------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE (calculated as an annualized percentage of the amount that is guaranteed under this rider,
  deducted on a quarterly basis).                                                   1.00%
-------------------------------------------------------------------------------------------
     Current Investment Protection Plan Rider Charge                                0.45%
-------------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time charge for cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the Investment
  Protection Plan Rider; please contact your Registered Representative to determine the percentage We are currently charging before you select this
  feature).                                                                         2.00%
-------------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated as an annualized percentage of the policy's Accumulation Value, deducted on a
  quarterly basis).                                                                 1.00%
-------------------------------------------------------------------------------------------
     Current Enhanced Beneficiary Benefit Rider Charge                              0.30%
-------------------------------------------------------------------------------------------

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


----------------------------------------------------------------------------------------------
                                                                           MINIMUM    MAXIMUM
----------------------------------------------------------------------------------------------
 Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and
     other expenses as of 12/31/07                                          0.49%      1.93%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2007. The Fund or its agents provided the fees and charges that are based on 2007 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

----------------------------------------------------------------------------------------------------------------------
                                                                   12B-1                 ESTIMATED
                                         ADVI-                     FEE-                 UNDERLYING
                 FUND                    SORY    ADMINISTRATION     S-       OTHER    PORTFOLIO FEES      TOTAL FUND
                 ----                     FEE          FEE        (sec.)   EXPENSES    AND EXPENSES    ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
  Allocation -- Service Class            0.00%        0.00%        0.25%    0.08%(a)      0.60%(b)          0.93%
MainStay VP Growth
  Allocation -- Service Class            0.00%        0.00%        0.25%    0.07%(c)      0.72%(b)          1.04%
MainStay VP Moderate Allocation
  -- Service Class                       0.00%        0.00%        0.25%    0.06%(c)      0.63%(b)          0.94%
MainStay VP Moderate Growth
  Allocation -- Service Class            0.00%        0.00%        0.25%    0.05%(c)      0.68%(b)          0.98%



(#) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. For the year ended December 31, 2007, NYLIM recouped 0.01% in expenses which are not included in the table above.

(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2007. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds and the actual expenses of the Underlying Portfolios/Funds.

(c) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. Expenses have been restated to reflect current fees.

-------------------------------------------------------------------------------------------------------------------
                                             ADVI-                                                       TOTAL FUND
                   FUND                       SORY      ADMINISTRATION        12B-1           OTHER        ANNUAL
                   ----                       FEES           FEES          FEES(sec.)       EXPENSES     EXPENSE(A)
-------------------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class         0.75%(b)       0.00%            0.25%           0.07%(c)      1.07%(d)
-------------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Service Class             0.49%(e)(f)    0.00%            0.25%           0.05%(f)      0.79%

-------------------------------------------------------------------------------------------------------------------
MainStay VP Capital
  Appreciation -- Service Class               0.61%(g)(f)    0.00%            0.25%           0.04%(f)      0.90%

-------------------------------------------------------------------------------------------------------------------
MainStay VP Cash Management                   0.44%(h)(f)    0.00%            0.00%           0.05%(f)      0.49%

-------------------------------------------------------------------------------------------------------------------
MainStay VP Common Stock -- Service Class     0.54%(i)(f)    0.00%            0.25%           0.05%(c)(f)   0.84%(d)

-------------------------------------------------------------------------------------------------------------------
MainStay VP Convertible -- Service Class      0.60%(j)(f)    0.00%            0.25%           0.06%(c)(f)   0.91%(d)

-------------------------------------------------------------------------------------------------------------------
MainStay VP Developing Growth -- Service
  Class                                       0.80%(k)(f)    0.00%            0.25%           0.12%(f)      1.17%

-------------------------------------------------------------------------------------------------------------------
MainStay VP Floating Rate -- Service
  Class                                       0.60%(l)       0.00%            0.25%           0.07%         0.92%

-------------------------------------------------------------------------------------------------------------------
MainStay VP Government -- Service Class       0.50%(m)(f)    0.00%            0.25%           0.06%(f)      0.81%

-------------------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
  Bond -- Service Class                       0.56%(n)(f)    0.00%            0.25%           0.05%(c)(f)   0.86%(d)

-------------------------------------------------------------------------------------------------------------------
MainStay VP ICAP Select Equity -- Service
  Class                                       0.78%(o)(f)    0.00%            0.25%           0.06%(f)      1.09%

-------------------------------------------------------------------------------------------------------------------
MainStay VP International
  Equity -- Service Class                     0.88%(p)(f)    0.00%            0.25%           0.09%(c)(f)   1.22%(d)

-------------------------------------------------------------------------------------------------------------------
MainStay VP Large Cap Growth -- Service
  Class                                       0.75%(q)(f)    0.00%            0.25%           0.05%(f)      1.05%(r)

-------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Core -- Service Class     0.85%(s)       0.00%            0.25%           0.06%(c)      1.16%(d)

-------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Growth -- Service
  Class                                       0.75%(t)       0.00%            0.25%           0.05%(c)      1.05%(d)

-------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Value -- Service
  Class                                       0.70%(u)       0.00%            0.25%           0.06%(c)      1.01%(d)

-------------------------------------------------------------------------------------------------------------------
MainStay VP S&P 500 Index -- Service
  Class                                       0.29%(v)(f)    0.00%            0.25%           0.04%(f)      0.58%

-------------------------------------------------------------------------------------------------------------------
MainStay VP Small Cap Growth -- Service
  Class                                       0.90%(w)       0.00%            0.25%           0.06%         1.21%

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MainStay VP Total Return -- Service Class     0.57%(x)(f)    0.00%            0.25%           0.06%(c)(f)   0.88%(d)

-------------------------------------------------------------------------------------------------------------------
MainStay VP Value -- Service Class(*)         0.36%(l)       0.20%            0.25%           0.05%(c)      0.86%(d)

-------------------------------------------------------------------------------------------------------------------
Alger American SmallCap Growth -- Class S
  Shares(**)                                  0.81%          0.00%            0.25%           0.15%         1.21%

-------------------------------------------------------------------------------------------------------------------
CVS Calvert Social Balanced Portfolio        0.425%(y)      0.275%            0.00%           0.20%         0.90%

-------------------------------------------------------------------------------------------------------------------
Columbia Small Cap Value Fund, Variable
  Series -- Class B                           0.80%(z)       0.00%            0.25%           0.09%(aa)     1.14%(bb)

-------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth -- Service
  Class                                       0.75%(cc)      0.00%            0.25%           0.10%(dd)     1.10%

-------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) -- Service
  Class 2                                     0.56%(y)       0.00%            0.25%           0.09%         0.90%(ee)

-------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income -- Service
  Class 2                                     0.46%(y)       0.00%            0.25%           0.09%         0.80%

-------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap -- Service Class
  2                                           0.56%(y)       0.00%            0.25%           0.10%         0.91%(ee)

-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced -- Service
  Shares                                      0.55%(ff)      0.00%            0.25%           0.02%         0.82%

-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide
  Growth -- Service Shares(gg)                0.65%(ff)      0.00%            0.25%           0.02%         0.92%

-------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series -- Service
  Class                                       0.75%(l)       0.00%            0.25%           0.10%         1.10%(hh)

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MFS(R) Research Series -- Service Class       0.75%(l)       0.00%            0.25%           0.13%         1.13%(hh)

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MFS(R) Utilities Series -- Service Class      0.75%(l)       0.00%            0.25%           0.10%         1.10%(hh)

-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap
  Growth -- Class S                           0.82%(ii)      0.00%            0.25%           0.07%         1.14%(jj)

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                            ADVISO-                                                      TOTAL FUND
                   FUND                        RY       ADMINISTRATION        12B-1           OTHER        ANNUAL
                   ----                       FEES           FEES          FEES(sec.)       EXPENSES     EXPENSE(A)
-------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio -- Investment Class
1.25%                                         0.00%          0.00%            0.06%           1.31%

-------------------------------------------------------------------------------------------------------------------
Royce Small-Cap Portfolio -- Investment
  Class                                       1.00%          0.00%            0.00%           0.08%         1.08%

-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio II      0.85%(kk)      0.00%            0.25%           0.00%         1.10%

-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund            1.00%          0.00%            0.00%           0.01%         1.01%

-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
  Equity -- Class II(ll)                      1.21%(l)       0.00%            0.35%(mm)       0.37%         1.93%
-------------------------------------------------------------------------------------------------------------------
Victory VIF Diversified Stock -- Class A
  Shares                                      0.30%(l)       0.00%            0.25%           0.69%         1.24%(nn)
-------------------------------------------------------------------------------------------------------------------



(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(*) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(**) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(b) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.

(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other fund in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.

(d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the fund's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other fund in which the Portfolio may invest.

(e) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(f)   Expenses have been restated to reflect current fees.

(g) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(h) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.

(i) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(j) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(k) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(l)   The fees designated as "Advisory Fees" reflect "Management Fees."

(m) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(n) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.

(o) Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million up to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, NYLIM has agreed to contractually waive a portion of its management fee so that the management fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million up to $1 billion and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2009, and may be modified only with Board approval. With this waiver, the Total Fund Annual Expenses were 1.04%. There is no guarantee that this contractual waiver will continue beyond that date.

(p) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.

(q) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(r) NYLIM voluntarily has committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to NYLIM exceeds 0.10%. This has resulted in a benefit of 0.02%. With this waiver, the Total Fund Annual Expenses were 1.03%. There is no guarantee this waiver will continue.

(s) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.

(t) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.

(u) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.

(v) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, NYLIM has voluntarily agreed to waive a portion of its management fee so that the Management Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Total Fund Annual Expenses were 0.53%.

(w) The fees designated as "Advisory Fees." reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.

(x) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.

(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees".

(z) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for combined assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; and 0.70% for assets in excess of $1 billion.

(aa) "Other Expenses" include Acquired Fund Fees and Expenses that are less than 0.01%.

(bb) The Distributor and/or the Advisor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. The Distributor will first reimburse the distribution fee up to 0.25% annually of the class' daily net assets to reach the 1.10% limit. If additional reimbursement is needed to meet the limit, the Advisor will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed, the Advisor will waive a portion of its investment advisory fee to the extent necessary. If the waiver were reflected in the table, the 12b-1 fee would be 0.21% and the Total Fund Annual Expenses would be 1.10%. The Advisor or the Distributor may modify or terminate these arrangements at any time.

(cc) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.

(dd) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.

(ee) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.89% for Fidelity(R) VIP Contrafund(R) -- Service Class 2, 0.54% for Fidelity(R) VIP Equity-Income -- Initial Class, and 0.90% for Fidelity(R) VIP Mid
      Cap -- Service Class 2. These offsets may be discontinued at any time.

(ff) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year.

(gg) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Growth Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").

(hh) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.

(ii) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".

(jj) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio -- Class S shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(kk) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."

(ll) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.

(mm) The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

(nn) Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value), mortality and expense risk and administrative costs charges, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZE                                       SURRENDER
                                                 YOUR POLICY                                     YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...........   $1,026.60   $  893.12   $1,519.98   $3,205.09   $1,026.60   $1,659.08   $2,118.65   $3,205.09
with IPP Rider...............   $1,069.26   $1,029.22   $1,743.54   $3,633.37   $1,069.26   $1,784.88   $2,328.84   $3,633.37
with EBB Rider...............   $1,055.04   $  984.00   $1,669.49   $3,492.75   $1,055.04   $1,743.08   $2,259.23   $3,492.75
with ADBR Rider..............   $1,059.78   $  999.09   $1,694.23   $3,539.86   $1,059.78   $1,757.03   $2,282.48   $3,539.86
with IPP & EBB Riders........   $1,097.70   $1,120.10   $1,893.03   $3,920.96   $1,097.70   $1,868.88   $2,469.40   $3,920.96
with IPP & ADBR Riders.......   $1,102.44   $1,135.18   $1,917.75   $3,968.06   $1,102.44   $1,882.82   $2,492.65   $3,968.06
with EBB & ADBR Riders.......   $1,088.22   $1,089.96   $1,843.72   $3,827.46   $1,088.22   $1,841.03   $2,423.04   $3,827.46
with All Riders..............   $1,130.88   $1,226.06   $2,067.26   $4,255.70   $1,130.88   $1,966.82   $2,633.22   $4,255.70
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...........   $  999.98   $  807.58   $1,378.37   $2,928.08   $  999.98   $1,580.02   $1,985.50   $2,928.08
with IPP Rider...............   $1,042.77   $  944.86   $1,605.22   $3,369.68   $1,042.77   $1,706.90   $2,198.79   $3,369.68
with EBB Rider...............   $1,028.51   $  899.24   $1,530.07   $3,224.66   $1,028.51   $1,664.74   $2,128.14   $3,224.66
with ADBR Rider..............   $1,033.26   $  914.46   $1,555.18   $3,273.25   $1,033.26   $1,678.80   $2,151.75   $3,273.25
with IPP & EBB Riders........   $1,071.29   $1,036.50   $1,756.90   $3,666.26   $1,071.29   $1,791.61   $2,341.42   $3,666.26
with IPP & ADBR Riders.......   $1,076.04   $1,051.73   $1,782.00   $3,714.84   $1,076.04   $1,805.69   $2,365.02   $3,714.84
with EBB & ADBR Riders.......   $1,061.78   $1,006.12   $1,706.89   $3,569.86   $1,061.78   $1,763.53   $2,294.39   $3,569.86
with All Riders..............   $1,104.56   $1,143.39   $1,933.70   $4,011.42   $1,104.56   $1,890.41   $2,507.66   $4,011.42
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...........   $1,010.43   $  841.24   $1,434.21   $3,037.83   $1,010.43   $1,611.13   $2,038.00   $3,037.83
with IPP Rider...............   $1,053.17   $  978.05   $1,659.74   $3,474.13   $1,053.17   $1,737.59   $2,250.06   $3,474.13
with EBB Rider...............   $1,038.92   $  932.59   $1,585.04   $3,330.87   $1,038.92   $1,695.56   $2,179.82   $3,330.87
with ADBR Rider..............   $1,043.67   $  947.75   $1,609.98   $3,378.86   $1,043.67   $1,709.58   $2,203.27   $3,378.86
with IPP & EBB Riders........   $1,081.66   $1,069.40   $1,810.57   $3,767.17   $1,081.66   $1,822.02   $2,391.88   $3,767.17
with IPP & ADBR Riders.......   $1,086.41   $1,084.58   $1,835.54   $3,815.17   $1,086.41   $1,836.05   $2,415.35   $3,815.17
with EBB & ADBR Riders.......   $1,072.16   $1,039.11   $1,760.83   $3,671.91   $1,072.16   $1,794.02   $2,345.11   $3,671.91
with All Riders..............   $1,114.90   $1,175.92   $1,986.36   $4,108.21   $1,114.90   $1,920.48   $2,557.17   $4,108.21
MAINSTAY VP CASH MANAGEMENT
without any Riders...........   $  971.47   $  715.37   $1,224.79   $2,622.60   $  971.47   $1,494.79   $1,841.08   $2,622.60
with IPP Rider...............   $1,014.38   $  853.91   $1,455.18   $3,078.88   $1,014.38   $1,622.84   $2,057.72   $3,078.88
with EBB Rider...............   $1,000.08   $  807.87   $1,378.87   $2,929.06   $1,000.08   $1,580.28   $1,985.96   $2,929.06
with ADBR Rider..............   $1,004.84   $  823.23   $1,404.36   $2,979.24   $1,004.84   $1,594.48   $2,009.93   $2,979.24
with IPP & EBB Riders........   $1,042.99   $  946.42   $1,609.28   $3,385.36   $1,042.99   $1,708.35   $2,202.62   $3,385.36
with IPP & ADBR Riders.......   $1,047.75   $  961.78   $1,634.77   $3,435.56   $1,047.75   $1,722.55   $2,226.59   $3,435.56
with EBB & ADBR Riders.......   $1,033.45   $  915.75   $1,558.46   $3,285.73   $1,033.45   $1,680.00   $2,154.84   $3,285.73
with All Riders..............   $1,076.36   $1,054.29   $1,788.85   $3,742.01   $1,076.36   $1,808.06   $2,371.47   $3,742.01
                                              EXPENSES IF YOU
                                              DO NOT SURRENDER
                                                YOUR POLICY
---------------------------------------------------------------------------
INVESTMENT DIVISION               1 YR       3 YR        5 YR       10 YR
---------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...........   $291.59   $  893.12   $1,519.98   $3,205.09
with IPP Rider...............   $337.56   $1,029.22   $1,743.54   $3,633.37
with EBB Rider...............   $322.24   $  984.00   $1,669.49   $3,492.75
with ADBR Rider..............   $327.35   $  999.09   $1,694.23   $3,539.86
with IPP & EBB Riders........   $368.21   $1,120.10   $1,893.03   $3,920.96
with IPP & ADBR Riders.......   $373.32   $1,135.18   $1,917.75   $3,968.06
with EBB & ADBR Riders.......   $358.00   $1,089.96   $1,843.72   $3,827.46
with All Riders..............   $403.97   $1,226.06   $2,067.26   $4,255.70
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...........   $262.91   $  807.58   $1,378.37   $2,928.08
with IPP Rider...............   $309.02   $  944.86   $1,605.22   $3,369.68
with EBB Rider...............   $293.65   $  899.24   $1,530.07   $3,224.66
with ADBR Rider..............   $298.77   $  914.46   $1,555.18   $3,273.25
with IPP & EBB Riders........   $339.75   $1,036.50   $1,756.90   $3,666.26
with IPP & ADBR Riders.......   $344.87   $1,051.73   $1,782.00   $3,714.84
with EBB & ADBR Riders.......   $329.50   $1,006.12   $1,706.89   $3,569.86
with All Riders..............   $375.61   $1,143.39   $1,933.70   $4,011.42
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...........   $274.18   $  841.24   $1,434.21   $3,037.83
with IPP Rider...............   $320.23   $  978.05   $1,659.74   $3,474.13
with EBB Rider...............   $304.88   $  932.59   $1,585.04   $3,330.87
with ADBR Rider..............   $309.99   $  947.75   $1,609.98   $3,378.86
with IPP & EBB Riders........   $350.93   $1,069.40   $1,810.57   $3,767.17
with IPP & ADBR Riders.......   $356.04   $1,084.58   $1,835.54   $3,815.17
with EBB & ADBR Riders.......   $340.69   $1,039.11   $1,760.83   $3,671.91
with All Riders..............   $386.74   $1,175.92   $1,986.36   $4,108.21
MAINSTAY VP CASH MANAGEMENT
without any Riders...........   $232.19   $  715.37   $1,224.79   $2,622.60
with IPP Rider...............   $278.43   $  853.91   $1,455.18   $3,078.88
with EBB Rider...............   $263.01   $  807.87   $1,378.87   $2,929.06
with ADBR Rider..............   $268.15   $  823.23   $1,404.36   $2,979.24
with IPP & EBB Riders........   $309.25   $  946.42   $1,609.28   $3,385.36
with IPP & ADBR Riders.......   $314.39   $  961.78   $1,634.77   $3,435.56
with EBB & ADBR Riders.......   $298.98   $  915.75   $1,558.46   $3,285.73
with All Riders..............   $345.22   $1,054.29   $1,788.85   $3,742.01

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZE                                       SURRENDER
                                                 YOUR POLICY                                     YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...........   $1,004.73   $  822.89   $1,403.78   $2,978.11   $1,004.73   $1,594.16   $2,009.39   $2,978.11
with IPP Rider...............   $1,047.49   $  959.95   $1,630.03   $3,417.29   $1,047.49   $1,720.85   $2,222.12   $3,417.29
with EBB Rider...............   $1,033.24   $  914.40   $1,555.09   $3,273.09   $1,033.24   $1,678.75   $2,151.66   $3,273.09
with ADBR Rider..............   $1,037.99   $  929.60   $1,580.12   $3,321.39   $1,037.99   $1,692.80   $2,175.19   $3,321.39
with IPP & EBB Riders........   $1,076.00   $1,051.47   $1,781.34   $3,712.28   $1,076.00   $1,805.45   $2,364.39   $3,712.28
with IPP & ADBR Riders.......   $1,080.75   $1,066.67   $1,806.37   $3,760.58   $1,080.75   $1,819.49   $2,387.93   $3,760.58
with EBB & ADBR Riders.......   $1,066.50   $1,021.13   $1,731.43   $3,616.38   $1,066.50   $1,777.40   $2,317.47   $3,616.38
with All Riders..............   $1,109.26   $1,158.19   $1,957.68   $4,055.56   $1,109.26   $1,904.09   $2,530.21   $4,055.56
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...........   $1,013.29   $  850.41   $1,449.39   $3,067.55   $1,013.29   $1,619.61   $2,052.27   $3,067.55
with IPP Rider...............   $1,056.01   $  987.10   $1,674.58   $3,502.43   $1,056.01   $1,745.95   $2,264.01   $3,502.43
with EBB Rider...............   $1,041.77   $  941.68   $1,599.99   $3,359.64   $1,041.77   $1,703.96   $2,193.88   $3,359.64
with ADBR Rider..............   $1,046.52   $  956.83   $1,624.91   $3,407.47   $1,046.52   $1,717.97   $2,217.31   $3,407.47
with IPP & EBB Riders........   $1,084.49   $1,078.37   $1,825.17   $3,794.50   $1,084.49   $1,830.31   $2,405.60   $3,794.50
with IPP & ADBR Riders.......   $1,089.24   $1,093.52   $1,850.09   $3,842.34   $1,089.24   $1,844.31   $2,429.03   $3,842.34
with EBB & ADBR Riders.......   $1,075.00   $1,048.10   $1,775.51   $3,699.55   $1,075.00   $1,802.34   $2,358.91   $3,699.55
with All Riders..............   $1,117.72   $1,184.79   $2,000.70   $4,134.43   $1,117.72   $1,928.68   $2,570.64   $4,134.43
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...........   $1,011.39   $  844.30   $1,439.28   $3,047.76   $1,011.39   $1,613.96   $2,042.76   $3,047.76
with IPP Rider...............   $1,054.12   $  981.07   $1,664.69   $3,483.57   $1,054.12   $1,740.37   $2,254.71   $3,483.57
with EBB Rider...............   $1,039.88   $  935.62   $1,590.03   $3,340.48   $1,039.88   $1,698.37   $2,184.51   $3,340.48
with ADBR Rider..............   $1,044.62   $  950.79   $1,614.97   $3,388.41   $1,044.62   $1,712.38   $2,207.96   $3,388.41
with IPP & EBB Riders........   $1,082.61   $1,072.40   $1,815.45   $3,776.31   $1,082.61   $1,824.79   $2,396.47   $3,776.31
with IPP & ADBR Riders.......   $1,087.36   $1,087.56   $1,840.39   $3,824.24   $1,087.36   $1,838.81   $2,419.91   $3,824.24
with EBB & ADBR Riders.......   $1,073.11   $1,042.11   $1,765.72   $3,681.13   $1,073.11   $1,796.80   $2,349.71   $3,681.13
with All Riders..............   $1,115.84   $1,178.88   $1,991.14   $4,116.97   $1,115.84   $1,923.21   $2,561.66   $4,116.97
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...........   $1,036.10   $  923.55   $1,570.16   $3,302.18   $1,036.10   $1,687.21   $2,165.83   $3,302.18
with IPP Rider...............   $1,078.72   $1,059.23   $1,792.54   $3,725.73   $1,078.72   $1,812.62   $2,374.91   $3,725.73
with EBB Rider...............   $1,064.52   $1,014.15   $1,718.88   $3,586.67   $1,064.52   $1,770.95   $2,305.66   $3,586.67
with ADBR Rider..............   $1,069.25   $1,029.19   $1,743.49   $3,633.26   $1,069.25   $1,784.85   $2,328.80   $3,633.26
with IPP & EBB Riders........   $1,107.13   $1,149.83   $1,941.26   $4,010.22   $1,107.13   $1,896.36   $2,514.74   $4,010.22
with IPP & ADBR Riders.......   $1,111.87   $1,164.87   $1,965.86   $4,056.83   $1,111.87   $1,910.26   $2,537.88   $4,056.83
with EBB & ADBR Riders.......   $1,097.66   $1,119.79   $1,892.21   $3,917.74   $1,097.66   $1,868.59   $2,468.63   $3,917.74
with All Riders..............   $1,140.28   $1,255.47   $2,114.58   $4,341.30   $1,140.28   $1,994.00   $2,677.71   $4,341.30
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...........   $1,012.34   $  847.35   $1,444.33   $3,057.66   $1,012.34   $1,616.78   $2,047.52   $3,057.66
with IPP Rider...............   $1,055.06   $  984.08   $1,669.63   $3,493.01   $1,055.06   $1,743.15   $2,259.36   $3,493.01
with EBB Rider...............   $1,040.82   $  938.65   $1,595.01   $3,350.07   $1,040.82   $1,701.17   $2,189.20   $3,350.07
with ADBR Rider..............   $1,045.57   $  953.81   $1,619.94   $3,397.95   $1,045.57   $1,715.18   $2,212.63   $3,397.95
with IPP & EBB Riders........   $1,083.55   $1,075.38   $1,820.31   $3,785.41   $1,083.55   $1,827.54   $2,401.04   $3,785.41
with IPP & ADBR Riders.......   $1,088.29   $1,090.54   $1,845.24   $3,833.28   $1,088.29   $1,841.56   $2,424.47   $3,833.28
with EBB & ADBR Riders.......   $1,074.05   $1,045.10   $1,770.61   $3,690.33   $1,074.05   $1,799.56   $2,354.30   $3,690.33
with All Riders..............   $1,116.78   $1,181.83   $1,995.90   $4,125.68   $1,116.78   $1,925.94   $2,566.14   $4,125.68
                                              EXPENSES IF YOU
                                              DO NOT SURRENDER
                                                YOUR POLICY
---------------------------------------------------------------------------
INVESTMENT DIVISION               1 YR       3 YR        5 YR       10 YR
---------------------------------------------------------------------------

MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...........   $268.03   $  822.89   $1,403.78   $2,978.11
with IPP Rider...............   $314.11   $  959.95   $1,630.03   $3,417.29
with EBB Rider...............   $298.75   $  914.40   $1,555.09   $3,273.09
with ADBR Rider..............   $303.87   $  929.60   $1,580.12   $3,321.39
with IPP & EBB Riders........   $344.83   $1,051.47   $1,781.34   $3,712.28
with IPP & ADBR Riders.......   $349.95   $1,066.67   $1,806.37   $3,760.58
with EBB & ADBR Riders.......   $334.59   $1,021.13   $1,731.43   $3,616.38
with All Riders..............   $380.67   $1,158.19   $1,957.68   $4,055.56
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...........   $277.25   $  850.41   $1,449.39   $3,067.55
with IPP Rider...............   $323.29   $  987.10   $1,674.58   $3,502.43
with EBB Rider...............   $307.94   $  941.68   $1,599.99   $3,359.64
with ADBR Rider..............   $313.06   $  956.83   $1,624.91   $3,407.47
with IPP & EBB Riders........   $353.98   $1,078.37   $1,825.17   $3,794.50
with IPP & ADBR Riders.......   $359.10   $1,093.52   $1,850.09   $3,842.34
with EBB & ADBR Riders.......   $343.75   $1,048.10   $1,775.51   $3,699.55
with All Riders..............   $389.79   $1,184.79   $2,000.70   $4,134.43
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...........   $275.20   $  844.30   $1,439.28   $3,047.76
with IPP Rider...............   $321.25   $  981.07   $1,664.69   $3,483.57
with EBB Rider...............   $305.90   $  935.62   $1,590.03   $3,340.48
with ADBR Rider..............   $311.02   $  950.79   $1,614.97   $3,388.41
with IPP & EBB Riders........   $351.95   $1,072.40   $1,815.45   $3,776.31
with IPP & ADBR Riders.......   $357.06   $1,087.56   $1,840.39   $3,824.24
with EBB & ADBR Riders.......   $341.72   $1,042.11   $1,765.72   $3,681.13
with All Riders..............   $387.76   $1,178.88   $1,991.14   $4,116.97
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...........   $301.83   $  923.55   $1,570.16   $3,302.18
with IPP Rider...............   $347.76   $1,059.23   $1,792.54   $3,725.73
with EBB Rider...............   $332.45   $1,014.15   $1,718.88   $3,586.67
with ADBR Rider..............   $337.55   $1,029.19   $1,743.49   $3,633.26
with IPP & EBB Riders........   $378.38   $1,149.83   $1,941.26   $4,010.22
with IPP & ADBR Riders.......   $383.48   $1,164.87   $1,965.86   $4,056.83
with EBB & ADBR Riders.......   $368.17   $1,119.79   $1,892.21   $3,917.74
with All Riders..............   $414.10   $1,255.47   $2,114.58   $4,341.30
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...........   $276.22   $  847.35   $1,444.33   $3,057.66
with IPP Rider...............   $322.27   $  984.08   $1,669.63   $3,493.01
with EBB Rider...............   $306.92   $  938.65   $1,595.01   $3,350.07
with ADBR Rider..............   $312.03   $  953.81   $1,619.94   $3,397.95
with IPP & EBB Riders........   $352.96   $1,075.38   $1,820.31   $3,785.41
with IPP & ADBR Riders.......   $358.08   $1,090.54   $1,845.24   $3,833.28
with EBB & ADBR Riders.......   $342.73   $1,045.10   $1,770.61   $3,690.33
with All Riders..............   $388.77   $1,181.83   $1,995.90   $4,125.68

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZE                                       SURRENDER
                                                 YOUR POLICY                                     YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...........   $1,001.88   $  813.70   $1,388.55   $2,948.14   $1,001.88   $1,585.67   $1,995.06   $2,948.14
with IPP Rider...............   $1,044.66   $  950.90   $1,615.16   $3,388.76   $1,044.66   $1,712.49   $2,208.14   $3,388.76
with EBB Rider...............   $1,030.40   $  905.31   $1,540.09   $3,244.06   $1,030.40   $1,670.35   $2,137.56   $3,244.06
with ADBR Rider..............   $1,035.15   $  920.52   $1,565.16   $3,292.54   $1,035.15   $1,684.41   $2,161.13   $3,292.54
with IPP & EBB Riders........   $1,073.17   $1,042.50   $1,766.69   $3,684.70   $1,073.17   $1,797.16   $2,350.62   $3,684.70
with IPP & ADBR Riders.......   $1,077.93   $1,057.70   $1,791.75   $3,733.15   $1,077.93   $1,811.21   $2,374.18   $3,733.15
with EBB & ADBR Riders.......   $1,063.67   $1,012.12   $1,716.71   $3,588.48   $1,063.67   $1,769.08   $2,303.62   $3,588.48
with All Riders..............   $1,106.44   $1,149.31   $1,943.30   $4,029.12   $1,106.44   $1,895.88   $2,516.69   $4,029.12
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...........   $1,023.74   $  883.97   $1,504.89   $3,175.79   $1,023.74   $1,650.63   $2,104.46   $3,175.79
with IPP Rider...............   $1,066.42   $1,020.20   $1,728.79   $3,605.45   $1,066.42   $1,776.54   $2,314.98   $3,605.45
with EBB Rider...............   $1,052.19   $  974.94   $1,654.63   $3,464.36   $1,052.19   $1,734.71   $2,245.25   $3,464.36
with ADBR Rider..............   $1,056.93   $  990.05   $1,679.41   $3,511.65   $1,056.93   $1,748.67   $2,268.55   $3,511.65
with IPP & EBB Riders........   $1,094.87   $1,111.16   $1,878.53   $3,894.02   $1,094.87   $1,860.62   $2,455.77   $3,894.02
with IPP & ADBR Riders.......   $1,099.61   $1,126.26   $1,903.29   $3,941.27   $1,099.61   $1,874.58   $2,479.05   $3,941.27
with EBB & ADBR Riders.......   $1,085.38   $1,080.99   $1,829.13   $3,800.20   $1,085.38   $1,832.73   $2,409.33   $3,800.20
with All Riders..............   $1,128.06   $1,217.22   $2,053.02   $4,229.86   $1,128.06   $1,958.65   $2,619.84   $4,229.86
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...........   $1,006.63   $  829.01   $1,413.94   $2,998.06   $1,006.63   $1,599.82   $2,018.94   $2,998.06
with IPP Rider...............   $1,049.38   $  965.98   $1,639.94   $3,436.27   $1,049.38   $1,726.43   $2,231.44   $3,436.27
with EBB Rider...............   $1,035.13   $  920.47   $1,565.09   $3,292.39   $1,035.13   $1,684.36   $2,161.06   $3,292.39
with ADBR Rider..............   $1,039.88   $  935.65   $1,590.08   $3,340.59   $1,039.88   $1,698.39   $2,184.56   $3,340.59
with IPP & EBB Riders........   $1,077.89   $1,057.45   $1,791.09   $3,730.61   $1,077.89   $1,810.97   $2,373.56   $3,730.61
with IPP & ADBR Riders.......   $1,082.64   $1,072.64   $1,816.09   $3,778.80   $1,082.64   $1,825.01   $2,397.07   $3,778.80
with EBB & ADBR Riders.......   $1,068.39   $1,027.12   $1,741.24   $3,634.92   $1,068.39   $1,782.94   $2,326.69   $3,634.92
with All Riders..............   $1,111.14   $1,164.10   $1,967.24   $4,073.15   $1,111.14   $1,909.55   $2,539.19   $4,073.15
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders...........   $1,028.50   $  899.22   $1,530.05   $3,224.60   $1,028.50   $1,664.72   $2,128.11   $3,224.60
with IPP Rider...............   $1,071.15   $1,035.23   $1,753.35   $3,651.90   $1,071.15   $1,790.43   $2,338.07   $3,651.90
with EBB Rider...............   $1,056.93   $  990.03   $1,679.38   $3,511.59   $1,056.93   $1,748.66   $2,268.52   $3,511.59
with ADBR Rider..............   $1,061.67   $1,005.11   $1,704.09   $3,558.61   $1,061.67   $1,762.60   $2,291.76   $3,558.61
with IPP & EBB Riders........   $1,099.59   $1,126.05   $1,902.70   $3,938.91   $1,099.59   $1,874.39   $2,478.50   $3,938.91
with IPP & ADBR Riders.......   $1,104.33   $1,141.13   $1,927.39   $3,985.90   $1,104.33   $1,888.32   $2,501.71   $3,985.90
with EBB & ADBR Riders.......   $1,090.11   $1,095.93   $1,853.44   $3,845.60   $1,090.11   $1,846.54   $2,432.18   $3,845.60
with All Riders..............   $1,132.76   $1,231.94   $2,076.73   $4,272.88   $1,132.76   $1,972.25   $2,642.13   $4,272.88
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...........   $1,040.85   $  938.75   $1,595.17   $3,350.36   $1,040.85   $1,701.26   $2,189.34   $3,350.36
with IPP Rider...............   $1,083.45   $1,074.21   $1,816.96   $3,771.59   $1,083.45   $1,826.46   $2,397.87   $3,771.59
with EBB Rider...............   $1,069.25   $1,029.19   $1,743.49   $3,633.27   $1,069.25   $1,784.85   $2,328.80   $3,633.27
with ADBR Rider..............   $1,073.98   $1,044.22   $1,768.03   $3,679.61   $1,073.98   $1,798.74   $2,351.88   $3,679.61
with IPP & EBB Riders........   $1,111.85   $1,164.67   $1,965.30   $4,054.51   $1,111.85   $1,910.08   $2,537.35   $4,054.51
with IPP & ADBR Riders.......   $1,116.58   $1,179.70   $1,989.84   $4,100.85   $1,116.58   $1,923.96   $2,560.42   $4,100.85
with EBB & ADBR Riders.......   $1,102.38   $1,134.67   $1,916.37   $3,962.54   $1,102.38   $1,882.35   $2,491.34   $3,962.54
with All Riders..............   $1,144.98   $1,270.14   $2,138.15   $4,383.76   $1,144.98   $2,007.56   $2,699.87   $4,383.76

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZE                                       SURRENDER
                                                 YOUR POLICY                                     YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...........   $1,024.70   $  887.03   $1,509.93   $3,185.58   $1,024.70   $1,653.45   $2,109.19   $3,185.58
with IPP Rider...............   $1,067.37   $1,023.21   $1,733.70   $3,614.74   $1,067.37   $1,779.32   $2,319.59   $3,614.74
with EBB Rider...............   $1,053.14   $  977.95   $1,659.57   $3,473.83   $1,053.14   $1,737.49   $2,249.90   $3,473.83
with ADBR Rider..............   $1,057.88   $  993.06   $1,684.35   $3,521.04   $1,057.88   $1,751.46   $2,273.19   $3,521.04
with IPP & EBB Riders........   $1,095.81   $1,114.14   $1,883.37   $3,903.01   $1,095.81   $1,863.37   $2,460.32   $3,903.01
with IPP & ADBR Riders.......   $1,100.56   $1,129.24   $1,908.12   $3,950.22   $1,100.56   $1,877.33   $2,483.59   $3,950.22
with EBB & ADBR Riders.......   $1,086.33   $1,084.00   $1,834.00   $3,809.29   $1,086.33   $1,835.51   $2,413.91   $3,809.29
with All Riders..............   $1,129.00   $1,220.17   $2,057.79   $4,238.49   $1,129.00   $1,961.38   $2,624.32   $4,238.49
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...........   $1,035.15   $  920.52   $1,565.15   $3,292.52   $1,035.15   $1,684.40   $2,161.12   $3,292.52
with IPP Rider...............   $1,077.77   $1,056.22   $1,787.64   $3,716.53   $1,077.77   $1,809.84   $2,370.31   $3,716.53
with EBB Rider...............   $1,063.56   $1,011.13   $1,713.95   $3,577.33   $1,063.56   $1,768.16   $2,301.03   $3,577.33
with ADBR Rider..............   $1,068.30   $1,026.18   $1,738.55   $3,623.94   $1,068.30   $1,782.07   $2,324.16   $3,623.94
with IPP & EBB Riders........   $1,106.19   $1,146.86   $1,936.45   $4,001.34   $1,106.19   $1,893.62   $2,510.22   $4,001.34
with IPP & ADBR Riders.......   $1,110.92   $1,161.90   $1,961.06   $4,047.98   $1,110.92   $1,907.52   $2,533.37   $4,047.98
with EBB & ADBR Riders.......   $1,096.71   $1,116.79   $1,887.35   $3,908.74   $1,096.71   $1,865.83   $2,464.06   $3,908.74
with All Riders..............   $1,139.34   $1,252.52   $2,109.86   $4,332.78   $1,139.34   $1,991.28   $2,673.27   $4,332.78
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...........   $1,024.70   $  887.03   $1,509.93   $3,185.58   $1,024.70   $1,653.45   $2,109.19   $3,185.58
with IPP Rider...............   $1,067.37   $1,023.21   $1,733.70   $3,614.74   $1,067.37   $1,779.32   $2,319.59   $3,614.74
with EBB Rider...............   $1,053.14   $  977.95   $1,659.57   $3,473.83   $1,053.14   $1,737.49   $2,249.90   $3,473.83
with ADBR Rider..............   $1,057.88   $  993.06   $1,684.35   $3,521.04   $1,057.88   $1,751.46   $2,273.19   $3,521.04
with IPP & EBB Riders........   $1,095.81   $1,114.14   $1,883.37   $3,903.01   $1,095.81   $1,863.37   $2,460.32   $3,903.01
with IPP & ADBR Riders.......   $1,100.56   $1,129.24   $1,908.12   $3,950.22   $1,100.56   $1,877.33   $2,483.59   $3,950.22
with EBB & ADBR Riders.......   $1,086.33   $1,084.00   $1,834.00   $3,809.29   $1,086.33   $1,835.51   $2,413.91   $3,809.29
with All Riders..............   $1,129.00   $1,220.17   $2,057.79   $4,238.49   $1,129.00   $1,961.38   $2,624.32   $4,238.49
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...........   $1,020.89   $  874.83   $1,489.77   $3,146.39   $1,020.89   $1,642.17   $2,090.24   $3,146.39
with IPP Rider...............   $1,063.58   $1,011.19   $1,714.03   $3,577.47   $1,063.58   $1,768.21   $2,301.10   $3,577.47
with EBB Rider...............   $1,049.35   $  965.87   $1,639.75   $3,435.92   $1,049.35   $1,726.32   $2,231.26   $3,435.92
with ADBR Rider..............   $1,054.10   $  981.00   $1,664.57   $3,483.35   $1,054.10   $1,740.31   $2,254.60   $3,483.35
with IPP & EBB Riders........   $1,092.04   $1,102.23   $1,864.01   $3,866.99   $1,092.04   $1,852.36   $2,442.12   $3,866.99
with IPP & ADBR Riders.......   $1,096.78   $1,117.34   $1,888.81   $3,914.42   $1,096.78   $1,866.33   $2,465.44   $3,914.42
with EBB & ADBR Riders.......   $1,082.55   $1,072.04   $1,814.53   $3,772.87   $1,082.55   $1,824.46   $2,395.60   $3,772.87
with All Riders..............   $1,125.24   $1,208.38   $2,038.77   $4,203.92   $1,125.24   $1,950.48   $2,606.44   $4,203.92
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...........   $1,014.24   $  853.46   $1,454.44   $3,077.45   $1,014.24   $1,622.42   $2,057.02   $3,077.45
with IPP Rider...............   $1,056.95   $  990.10   $1,679.50   $3,511.84   $1,056.95   $1,748.72   $2,268.64   $3,511.84
with EBB Rider...............   $1,042.72   $  944.70   $1,604.97   $3,369.21   $1,042.72   $1,706.76   $2,198.56   $3,369.21
with ADBR Rider..............   $1,047.46   $  959.85   $1,629.87   $3,417.00   $1,047.46   $1,720.77   $2,221.97   $3,417.00
with IPP & EBB Riders........   $1,085.43   $1,081.34   $1,830.03   $3,803.60   $1,085.43   $1,833.06   $2,410.17   $3,803.60
with IPP & ADBR Riders.......   $1,090.18   $1,096.49   $1,854.93   $3,851.39   $1,090.18   $1,847.06   $2,433.59   $3,851.39
with EBB & ADBR Riders.......   $1,075.94   $1,051.09   $1,780.38   $3,708.74   $1,075.94   $1,805.09   $2,363.49   $3,708.74
with All Riders..............   $1,118.66   $1,187.74   $2,005.46   $4,143.14   $1,118.66   $1,931.40   $2,575.12   $4,143.14
                                              EXPENSES IF YOU
                                              DO NOT SURRENDER
                                                YOUR POLICY
---------------------------------------------------------------------------
INVESTMENT DIVISION               1 YR       3 YR        5 YR       10 YR
---------------------------------------------------------------------------

MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...........   $264.96   $  813.70   $1,388.55   $2,948.14
with IPP Rider...............   $311.05   $  950.90   $1,615.16   $3,388.76
with EBB Rider...............   $295.69   $  905.31   $1,540.09   $3,244.06
with ADBR Rider..............   $300.81   $  920.52   $1,565.16   $3,292.54
with IPP & EBB Riders........   $341.78   $1,042.50   $1,766.69   $3,684.70
with IPP & ADBR Riders.......   $346.90   $1,057.70   $1,791.75   $3,733.15
with EBB & ADBR Riders.......   $331.54   $1,012.12   $1,716.71   $3,588.48
with All Riders..............   $377.63   $1,149.31   $1,943.30   $4,029.12
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...........   $288.51   $  883.97   $1,504.89   $3,175.79
with IPP Rider...............   $334.50   $1,020.20   $1,728.79   $3,605.45
with EBB Rider...............   $319.17   $  974.94   $1,654.63   $3,464.36
with ADBR Rider..............   $324.28   $  990.05   $1,679.41   $3,511.65
with IPP & EBB Riders........   $365.16   $1,111.16   $1,878.53   $3,894.02
with IPP & ADBR Riders.......   $370.27   $1,126.26   $1,903.29   $3,941.27
with EBB & ADBR Riders.......   $354.94   $1,080.99   $1,829.13   $3,800.20
with All Riders..............   $400.93   $1,217.22   $2,053.02   $4,229.86
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...........   $270.08   $  829.01   $1,413.94   $2,998.06
with IPP Rider...............   $316.15   $  965.98   $1,639.94   $3,436.27
with EBB Rider...............   $300.79   $  920.47   $1,565.09   $3,292.39
with ADBR Rider..............   $305.91   $  935.65   $1,590.08   $3,340.59
with IPP & EBB Riders........   $346.86   $1,057.45   $1,791.09   $3,730.61
with IPP & ADBR Riders.......   $351.98   $1,072.64   $1,816.09   $3,778.80
with EBB & ADBR Riders.......   $336.62   $1,027.12   $1,741.24   $3,634.92
with All Riders..............   $382.69   $1,164.10   $1,967.24   $4,073.15
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders...........   $293.64   $  899.22   $1,530.05   $3,224.60
with IPP Rider...............   $339.60   $1,035.23   $1,753.35   $3,651.90
with EBB Rider...............   $324.28   $  990.03   $1,679.38   $3,511.59
with ADBR Rider..............   $329.39   $1,005.11   $1,704.09   $3,558.61
with IPP & EBB Riders........   $370.25   $1,126.05   $1,902.70   $3,938.91
with IPP & ADBR Riders.......   $375.35   $1,141.13   $1,927.39   $3,985.90
with EBB & ADBR Riders.......   $360.03   $1,095.93   $1,853.44   $3,845.60
with All Riders..............   $405.99   $1,231.94   $2,076.73   $4,272.88
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...........   $306.95   $  938.75   $1,595.17   $3,350.36
with IPP Rider...............   $352.85   $1,074.21   $1,816.96   $3,771.59
with EBB Rider...............   $337.55   $1,029.19   $1,743.49   $3,633.27
with ADBR Rider..............   $342.65   $1,044.22   $1,768.03   $3,679.61
with IPP & EBB Riders........   $383.46   $1,164.67   $1,965.30   $4,054.51
with IPP & ADBR Riders.......   $388.56   $1,179.70   $1,989.84   $4,100.85
with EBB & ADBR Riders.......   $373.26   $1,134.67   $1,916.37   $3,962.54
with All Riders..............   $419.16   $1,270.14   $2,138.15   $4,383.76
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...........   $289.54   $  887.03   $1,509.93   $3,185.58
with IPP Rider...............   $335.53   $1,023.21   $1,733.70   $3,614.74
with EBB Rider...............   $320.20   $  977.95   $1,659.57   $3,473.83
with ADBR Rider..............   $325.31   $  993.06   $1,684.35   $3,521.04
with IPP & EBB Riders........   $366.18   $1,114.14   $1,883.37   $3,903.01
with IPP & ADBR Riders.......   $371.29   $1,129.24   $1,908.12   $3,950.22
with EBB & ADBR Riders.......   $355.96   $1,084.00   $1,834.00   $3,809.29
with All Riders..............   $401.94   $1,220.17   $2,057.79   $4,238.49
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...........   $300.81   $  920.52   $1,565.15   $3,292.52
with IPP Rider...............   $346.74   $1,056.22   $1,787.64   $3,716.53
with EBB Rider...............   $331.43   $1,011.13   $1,713.95   $3,577.33
with ADBR Rider..............   $336.53   $1,026.18   $1,738.55   $3,623.94
with IPP & EBB Riders........   $377.36   $1,146.86   $1,936.45   $4,001.34
with IPP & ADBR Riders.......   $382.46   $1,161.90   $1,961.06   $4,047.98
with EBB & ADBR Riders.......   $367.15   $1,116.79   $1,887.35   $3,908.74
with All Riders..............   $413.08   $1,252.52   $2,109.86   $4,332.78
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...........   $289.54   $  887.03   $1,509.93   $3,185.58
with IPP Rider...............   $335.53   $1,023.21   $1,733.70   $3,614.74
with EBB Rider...............   $320.20   $  977.95   $1,659.57   $3,473.83
with ADBR Rider..............   $325.31   $  993.06   $1,684.35   $3,521.04
with IPP & EBB Riders........   $366.18   $1,114.14   $1,883.37   $3,903.01
with IPP & ADBR Riders.......   $371.29   $1,129.24   $1,908.12   $3,950.22
with EBB & ADBR Riders.......   $355.96   $1,084.00   $1,834.00   $3,809.29
with All Riders..............   $401.94   $1,220.17   $2,057.79   $4,238.49
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...........   $285.45   $  874.83   $1,489.77   $3,146.39
with IPP Rider...............   $331.45   $1,011.19   $1,714.03   $3,577.47
with EBB Rider...............   $316.11   $  965.87   $1,639.75   $3,435.92
with ADBR Rider..............   $321.22   $  981.00   $1,664.57   $3,483.35
with IPP & EBB Riders........   $362.11   $1,102.23   $1,864.01   $3,866.99
with IPP & ADBR Riders.......   $367.22   $1,117.34   $1,888.81   $3,914.42
with EBB & ADBR Riders.......   $351.89   $1,072.04   $1,814.53   $3,772.87
with All Riders..............   $397.89   $1,208.38   $2,038.77   $4,203.92
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...........   $278.27   $  853.46   $1,454.44   $3,077.45
with IPP Rider...............   $324.30   $  990.10   $1,679.50   $3,511.84
with EBB Rider...............   $308.96   $  944.70   $1,604.97   $3,369.21
with ADBR Rider..............   $314.07   $  959.85   $1,629.87   $3,417.00
with IPP & EBB Riders........   $354.99   $1,081.34   $1,830.03   $3,803.60
with IPP & ADBR Riders.......   $360.11   $1,096.49   $1,854.93   $3,851.39
with EBB & ADBR Riders.......   $344.76   $1,051.09   $1,780.38   $3,708.74
with All Riders..............   $390.80   $1,187.74   $2,005.46   $4,143.14

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZE                                       SURRENDER
                                                 YOUR POLICY                                     YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...........   $1,018.04   $  865.68   $1,474.66   $3,116.90   $1,018.04   $1,633.72   $2,076.03   $3,116.90
with IPP Rider...............   $1,060.74   $1,002.15   $1,699.25   $3,549.39   $1,060.74   $1,759.86   $2,287.20   $3,549.39
with EBB Rider...............   $1,046.51   $  956.81   $1,624.87   $3,407.40   $1,046.51   $1,717.95   $2,217.27   $3,407.40
with ADBR Rider..............   $1,051.25   $  971.94   $1,649.70   $3,454.96   $1,051.25   $1,731.93   $2,240.62   $3,454.96
with IPP & EBB Riders........   $1,089.21   $1,093.28   $1,849.45   $3,839.88   $1,089.21   $1,844.09   $2,428.44   $3,839.88
with IPP & ADBR Riders.......   $1,093.95   $1,108.40   $1,874.30   $3,887.46   $1,093.95   $1,858.07   $2,451.80   $3,887.46
with EBB & ADBR Riders.......   $1,079.72   $1,063.06   $1,799.90   $3,745.43   $1,079.72   $1,816.16   $2,381.85   $3,745.43
with All Riders..............   $1,122.42   $1,199.53   $2,024.51   $4,177.93   $1,122.42   $1,942.30   $2,593.03   $4,177.93
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...........   $  980.02   $  743.08   $1,271.05   $2,715.18   $  980.02   $1,520.40   $1,884.58   $2,715.18
with IPP Rider...............   $1,022.89   $  881.24   $1,500.38   $3,167.03   $1,022.89   $1,648.10   $2,100.22   $3,167.03
with EBB Rider...............   $1,008.60   $  835.34   $1,424.43   $3,018.66   $1,008.60   $1,605.67   $2,028.80   $3,018.66
with ADBR Rider..............   $1,013.36   $  850.65   $1,449.79   $3,068.35   $1,013.36   $1,619.83   $2,052.65   $3,068.35
with IPP & EBB Riders........   $1,051.47   $  973.50   $1,653.75   $3,470.49   $1,051.47   $1,733.38   $2,244.43   $3,470.49
with IPP & ADBR Riders.......   $1,056.24   $  988.81   $1,679.13   $3,520.21   $1,056.24   $1,747.53   $2,268.29   $3,520.21
with EBB & ADBR Riders.......   $1,041.95   $  942.91   $1,603.18   $3,371.84   $1,041.95   $1,705.10   $2,196.88   $3,371.84
with All Riders..............   $1,084.82   $1,081.07   $1,832.50   $3,823.68   $1,084.82   $1,832.81   $2,412.51   $3,823.68
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...........   $1,039.90   $  935.70   $1,590.16   $3,340.74   $1,039.90   $1,698.44   $2,184.63   $3,340.74
with IPP Rider...............   $1,082.51   $1,071.22   $1,812.08   $3,762.44   $1,082.51   $1,823.70   $2,393.29   $3,762.44
with EBB Rider...............   $1,068.31   $1,026.20   $1,738.58   $3,623.98   $1,068.31   $1,782.08   $2,324.18   $3,623.98
with ADBR Rider..............   $1,073.04   $1,041.22   $1,763.13   $3,670.35   $1,073.04   $1,795.97   $2,347.27   $3,670.35
with IPP & EBB Riders........   $1,110.91   $1,161.70   $1,960.49   $4,045.66   $1,110.91   $1,907.33   $2,532.83   $4,045.66
with IPP & ADBR Riders.......   $1,115.64   $1,176.73   $1,985.04   $4,092.06   $1,115.64   $1,921.22   $2,555.91   $4,092.06
with EBB & ADBR Riders.......   $1,101.44   $1,131.71   $1,911.54   $3,953.60   $1,101.44   $1,879.61   $2,486.81   $3,953.60
with All Riders..............   $1,144.04   $1,267.21   $2,133.45   $4,375.29   $1,144.04   $2,004.86   $2,695.45   $4,375.29
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...........   $1,008.53   $  835.13   $1,424.07   $3,017.97   $1,008.53   $1,605.48   $2,028.47   $3,017.97
with IPP Rider...............   $1,051.28   $  972.02   $1,649.84   $3,455.22   $1,051.28   $1,732.01   $2,240.75   $3,455.22
with EBB Rider...............   $1,037.03   $  926.53   $1,575.06   $3,311.64   $1,037.03   $1,689.96   $2,170.43   $3,311.64
with ADBR Rider..............   $1,041.78   $  941.71   $1,600.04   $3,359.75   $1,041.78   $1,703.99   $2,193.93   $3,359.75
with IPP & EBB Riders........   $1,079.77   $1,063.43   $1,800.83   $3,748.91   $1,079.77   $1,816.50   $2,382.72   $3,748.91
with IPP & ADBR Riders.......   $1,084.52   $1,078.61   $1,825.82   $3,797.02   $1,084.52   $1,830.53   $2,406.22   $3,797.02
with EBB & ADBR Riders.......   $1,070.27   $1,033.12   $1,751.04   $3,653.43   $1,070.27   $1,788.49   $2,335.91   $3,653.43
with All Riders..............   $1,113.02   $1,170.01   $1,976.80   $4,090.69   $1,113.02   $1,915.02   $2,548.18   $4,090.69
MAINSTAY VP VALUE--SERVICE CLASS(1)
without any Riders...........   $1,006.63   $  829.01   $1,413.94   $2,998.06   $1,006.63   $1,599.82   $2,018.94   $2,998.06
with IPP Rider...............   $1,049.38   $  965.98   $1,639.94   $3,436.27   $1,049.38   $1,726.43   $2,231.44   $3,436.27
with EBB Rider...............   $1,035.13   $  920.47   $1,565.09   $3,292.39   $1,035.13   $1,684.36   $2,161.06   $3,292.39
with ADBR Rider..............   $1,039.88   $  935.65   $1,590.08   $3,340.59   $1,039.88   $1,698.39   $2,184.56   $3,340.59
with IPP & EBB Riders........   $1,077.89   $1,057.45   $1,791.09   $3,730.61   $1,077.89   $1,810.97   $2,373.56   $3,730.61
with IPP & ADBR Riders.......   $1,082.64   $1,072.64   $1,816.09   $3,778.80   $1,082.64   $1,825.01   $2,397.07   $3,778.80
with EBB & ADBR Riders.......   $1,068.39   $1,027.12   $1,741.24   $3,634.92   $1,068.39   $1,782.94   $2,326.69   $3,634.92
with All Riders..............   $1,111.14   $1,164.10   $1,967.24   $4,073.15   $1,111.14   $1,909.55   $2,539.19   $4,073.15
                                              EXPENSES IF YOU
                                              DO NOT SURRENDER
                                                YOUR POLICY
---------------------------------------------------------------------------
INVESTMENT DIVISION               1 YR       3 YR        5 YR       10 YR
---------------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...........   $282.37   $  865.68   $1,474.66   $3,116.90
with IPP Rider...............   $328.38   $1,002.15   $1,699.25   $3,549.39
with EBB Rider...............   $313.04   $  956.81   $1,624.87   $3,407.40
with ADBR Rider..............   $318.16   $  971.94   $1,649.70   $3,454.96
with IPP & EBB Riders........   $359.06   $1,093.28   $1,849.45   $3,839.88
with IPP & ADBR Riders.......   $364.17   $1,108.40   $1,874.30   $3,887.46
with EBB & ADBR Riders.......   $348.83   $1,063.06   $1,799.90   $3,745.43
with All Riders..............   $394.85   $1,199.53   $2,024.51   $4,177.93
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...........   $241.40   $  743.08   $1,271.05   $2,715.18
with IPP Rider...............   $287.60   $  881.24   $1,500.38   $3,167.03
with EBB Rider...............   $272.20   $  835.34   $1,424.43   $3,018.66
with ADBR Rider..............   $277.33   $  850.65   $1,449.79   $3,068.35
with IPP & EBB Riders........   $318.40   $  973.50   $1,653.75   $3,470.49
with IPP & ADBR Riders.......   $323.53   $  988.81   $1,679.13   $3,520.21
with EBB & ADBR Riders.......   $308.13   $  942.91   $1,603.18   $3,371.84
with All Riders..............   $354.33   $1,081.07   $1,832.50   $3,823.68
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...........   $305.93   $  935.70   $1,590.16   $3,340.74
with IPP Rider...............   $351.84   $1,071.22   $1,812.08   $3,762.44
with EBB Rider...............   $336.54   $1,026.20   $1,738.58   $3,623.98
with ADBR Rider..............   $341.64   $1,041.22   $1,763.13   $3,670.35
with IPP & EBB Riders........   $382.44   $1,161.70   $1,960.49   $4,045.66
with IPP & ADBR Riders.......   $387.55   $1,176.73   $1,985.04   $4,092.06
with EBB & ADBR Riders.......   $372.24   $1,131.71   $1,911.54   $3,953.60
with All Riders..............   $418.15   $1,267.21   $2,133.45   $4,375.29
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...........   $272.13   $  835.13   $1,424.07   $3,017.97
with IPP Rider...............   $318.19   $  972.02   $1,649.84   $3,455.22
with EBB Rider...............   $302.83   $  926.53   $1,575.06   $3,311.64
with ADBR Rider..............   $307.95   $  941.71   $1,600.04   $3,359.75
with IPP & EBB Riders........   $348.89   $1,063.43   $1,800.83   $3,748.91
with IPP & ADBR Riders.......   $354.01   $1,078.61   $1,825.82   $3,797.02
with EBB & ADBR Riders.......   $338.66   $1,033.12   $1,751.04   $3,653.43
with All Riders..............   $384.72   $1,170.01   $1,976.80   $4,090.69
MAINSTAY VP VALUE--SERVICE CLASS(1)
without any Riders...........   $270.08   $  829.01   $1,413.94   $2,998.06
with IPP Rider...............   $316.15   $  965.98   $1,639.94   $3,436.27
with EBB Rider...............   $300.79   $  920.47   $1,565.09   $3,292.39
with ADBR Rider..............   $305.91   $  935.65   $1,590.08   $3,340.59
with IPP & EBB Riders........   $346.86   $1,057.45   $1,791.09   $3,730.61
with IPP & ADBR Riders.......   $351.98   $1,072.64   $1,816.09   $3,778.80
with EBB & ADBR Riders.......   $336.62   $1,027.12   $1,741.24   $3,634.92
with All Riders..............   $382.69   $1,164.10   $1,967.24   $4,073.15

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZE                                       SURRENDER
                                                 YOUR POLICY                                     YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES(2)
without any Riders...........   $1,039.90   $  935.70   $1,590.16   $3,340.74   $1,039.90   $1,698.44   $2,184.63   $3,340.74
with IPP Rider...............   $1,082.51   $1,071.22   $1,812.08   $3,762.44   $1,082.51   $1,823.70   $2,393.29   $3,762.44
with EBB Rider...............   $1,068.31   $1,026.20   $1,738.58   $3,623.98   $1,068.31   $1,782.08   $2,324.18   $3,623.98
with ADBR Rider..............   $1,073.04   $1,041.22   $1,763.13   $3,670.35   $1,073.04   $1,795.97   $2,347.27   $3,670.35
with IPP & EBB Riders........   $1,110.91   $1,161.70   $1,960.49   $4,045.66   $1,110.91   $1,907.33   $2,532.83   $4,045.66
with IPP & ADBR Riders.......   $1,115.64   $1,176.73   $1,985.04   $4,092.06   $1,115.64   $1,921.22   $2,555.91   $4,092.06
with EBB & ADBR Riders.......   $1,101.44   $1,131.71   $1,911.54   $3,953.60   $1,101.44   $1,879.61   $2,486.81   $3,953.60
with All Riders..............   $1,144.04   $1,267.21   $2,133.45   $4,375.29   $1,144.04   $2,004.86   $2,695.45   $4,375.29
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...........   $1,010.43   $  841.24   $1,434.21   $3,037.83   $1,010.43   $1,611.13   $2,038.00   $3,037.83
with IPP Rider...............   $1,053.17   $  978.05   $1,659.74   $3,474.13   $1,053.17   $1,737.59   $2,250.06   $3,474.13
with EBB Rider...............   $1,038.92   $  932.59   $1,585.04   $3,330.87   $1,038.92   $1,695.56   $2,179.82   $3,330.87
with ADBR Rider..............   $1,043.67   $  947.75   $1,609.98   $3,378.86   $1,043.67   $1,709.58   $2,203.27   $3,378.86
with IPP & EBB Riders........   $1,081.66   $1,069.40   $1,810.57   $3,767.17   $1,081.66   $1,822.02   $2,391.88   $3,767.17
with IPP & ADBR Riders.......   $1,086.41   $1,084.58   $1,835.54   $3,815.17   $1,086.41   $1,836.05   $2,415.35   $3,815.17
with EBB & ADBR Riders.......   $1,072.16   $1,039.11   $1,760.83   $3,671.91   $1,072.16   $1,794.02   $2,345.11   $3,671.91
with All Riders..............   $1,114.90   $1,175.92   $1,986.36   $4,108.21   $1,114.90   $1,920.48   $2,557.17   $4,108.21
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES -- CLASS B
without any Riders...........   $1,033.25   $  914.43   $1,555.13   $3,273.16   $1,033.25   $1,678.77   $2,151.69   $3,273.16
with IPP Rider...............   $1,075.88   $1,050.23   $1,777.85   $3,698.12   $1,075.88   $1,804.30   $2,361.10   $3,698.12
with EBB Rider...............   $1,061.67   $1,005.11   $1,704.09   $3,558.58   $1,061.67   $1,762.60   $2,291.76   $3,558.58
with ADBR Rider..............   $1,066.40   $1,020.17   $1,728.73   $3,605.33   $1,066.40   $1,776.51   $2,314.92   $3,605.33
with IPP & EBB Riders........   $1,104.30   $1,140.92   $1,926.81   $3,983.54   $1,104.30   $1,888.12   $2,501.17   $3,983.54
with IPP & ADBR Riders.......   $1,109.04   $1,155.96   $1,951.45   $4,030.28   $1,109.04   $1,902.03   $2,524.33   $4,030.28
with EBB & ADBR Riders.......   $1,094.83   $1,110.85   $1,877.69   $3,890.76   $1,094.83   $1,860.33   $2,454.98   $3,890.76
with All Riders..............   $1,137.46   $1,246.65   $2,100.41   $4,315.70   $1,137.46   $1,985.85   $2,664.39   $4,315.70
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...........   $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider...............   $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider...............   $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider..............   $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Riders........   $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Riders.......   $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Riders.......   $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders..............   $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
                                              EXPENSES IF YOU
                                              DO NOT SURRENDER
                                                YOUR POLICY
---------------------------------------------------------------------------
INVESTMENT DIVISION               1 YR       3 YR        5 YR       10 YR
---------------------------------------------------------------------------

ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES(2)
without any Riders...........   $305.93   $  935.70   $1,590.16   $3,340.74
with IPP Rider...............   $351.84   $1,071.22   $1,812.08   $3,762.44
with EBB Rider...............   $336.54   $1,026.20   $1,738.58   $3,623.98
with ADBR Rider..............   $341.64   $1,041.22   $1,763.13   $3,670.35
with IPP & EBB Riders........   $382.44   $1,161.70   $1,960.49   $4,045.66
with IPP & ADBR Riders.......   $387.55   $1,176.73   $1,985.04   $4,092.06
with EBB & ADBR Riders.......   $372.24   $1,131.71   $1,911.54   $3,953.60
with All Riders..............   $418.15   $1,267.21   $2,133.45   $4,375.29
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...........   $274.18   $  841.24   $1,434.21   $3,037.83
with IPP Rider...............   $320.23   $  978.05   $1,659.74   $3,474.13
with EBB Rider...............   $304.88   $  932.59   $1,585.04   $3,330.87
with ADBR Rider..............   $309.99   $  947.75   $1,609.98   $3,378.86
with IPP & EBB Riders........   $350.93   $1,069.40   $1,810.57   $3,767.17
with IPP & ADBR Riders.......   $356.04   $1,084.58   $1,835.54   $3,815.17
with EBB & ADBR Riders.......   $340.69   $1,039.11   $1,760.83   $3,671.91
with All Riders..............   $386.74   $1,175.92   $1,986.36   $4,108.21
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES -- CLASS B
without any Riders...........   $298.76   $  914.43   $1,555.13   $3,273.16
with IPP Rider...............   $344.70   $1,050.23   $1,777.85   $3,698.12
with EBB Rider...............   $329.38   $1,005.11   $1,704.09   $3,558.58
with ADBR Rider..............   $334.49   $1,020.17   $1,728.73   $3,605.33
with IPP & EBB Riders........   $375.32   $1,140.92   $1,926.81   $3,983.54
with IPP & ADBR Riders.......   $380.43   $1,155.96   $1,951.45   $4,030.28
with EBB & ADBR Riders.......   $365.11   $1,110.85   $1,877.69   $3,890.76
with All Riders..............   $411.05   $1,246.65   $2,100.41   $4,315.70
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...........   $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider...............   $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider...............   $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider..............   $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders........   $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders.......   $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders.......   $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders..............   $407.00   $1,234.89   $2,081.48   $4,281.47


--------

(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZE                                       SURRENDER
                                                 YOUR POLICY                                     YOUR POLICY

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...........   $1,010.43   $  841.24   $1,434.21   $3,037.83   $1,010.43   $1,611.13   $2,038.00   $3,037.83
with IPP Rider...............   $1,053.17   $  978.05   $1,659.74   $3,474.13   $1,053.17   $1,737.59   $2,250.06   $3,474.13
with EBB Rider...............   $1,038.92   $  932.59   $1,585.04   $3,330.87   $1,038.92   $1,695.56   $2,179.82   $3,330.87
with ADBR Rider..............   $1,043.67   $  947.75   $1,609.98   $3,378.86   $1,043.67   $1,709.58   $2,203.27   $3,378.86
with IPP & EBB Riders........   $1,081.66   $1,069.40   $1,810.57   $3,767.17   $1,081.66   $1,822.02   $2,391.88   $3,767.17
with IPP & ADBR Riders.......   $1,086.41   $1,084.58   $1,835.54   $3,815.17   $1,086.41   $1,836.05   $2,415.35   $3,815.17
with EBB & ADBR Riders.......   $1,072.16   $1,039.11   $1,760.83   $3,671.91   $1,072.16   $1,794.02   $2,345.11   $3,671.91
with All Riders..............   $1,114.90   $1,175.92   $1,986.36   $4,108.21   $1,114.90   $1,920.48   $2,557.17   $4,108.21
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...........   $1,000.93   $  810.64   $1,383.46   $2,938.12   $1,000.93   $1,582.84   $1,990.28   $2,938.12
with IPP Rider...............   $1,043.71   $  947.87   $1,610.17   $3,379.20   $1,043.71   $1,709.69   $2,203.45   $3,379.20
with EBB Rider...............   $1,029.45   $  902.26   $1,535.07   $3,234.37   $1,029.45   $1,667.53   $2,132.84   $3,234.37
with ADBR Rider..............   $1,034.20   $  917.48   $1,560.16   $3,282.89   $1,034.20   $1,681.60   $2,156.43   $3,282.89
with IPP & EBB Riders........   $1,072.23   $1,039.50   $1,761.80   $3,675.49   $1,072.23   $1,794.39   $2,346.02   $3,675.49
with IPP & ADBR Riders.......   $1,076.98   $1,054.72   $1,786.88   $3,724.01   $1,076.98   $1,808.45   $2,369.61   $3,724.01
with EBB & ADBR Riders.......   $1,062.72   $1,009.11   $1,711.77   $3,579.15   $1,062.72   $1,766.29   $2,298.99   $3,579.15
with All Riders..............   $1,105.50   $1,146.34   $1,938.50   $4,020.28   $1,105.50   $1,893.14   $2,512.17   $4,020.28
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...........   $1,011.39   $  844.30   $1,439.28   $3,047.76   $1,011.39   $1,613.96   $2,042.76   $3,047.76
with IPP Rider...............   $1,054.12   $  981.07   $1,664.69   $3,483.57   $1,054.12   $1,740.37   $2,254.71   $3,483.57
with EBB Rider...............   $1,039.88   $  935.62   $1,590.03   $3,340.48   $1,039.88   $1,698.37   $2,184.51   $3,340.48
with ADBR Rider..............   $1,044.62   $  950.79   $1,614.97   $3,388.41   $1,044.62   $1,712.38   $2,207.96   $3,388.41
with IPP & EBB Riders........   $1,082.61   $1,072.40   $1,815.45   $3,776.31   $1,082.61   $1,824.79   $2,396.47   $3,776.31
with IPP & ADBR Riders.......   $1,087.36   $1,087.56   $1,840.39   $3,824.24   $1,087.36   $1,838.81   $2,419.91   $3,824.24
with EBB & ADBR Riders.......   $1,073.11   $1,042.11   $1,765.72   $3,681.13   $1,073.11   $1,796.80   $2,349.71   $3,681.13
with All Riders..............   $1,115.84   $1,178.88   $1,991.14   $4,116.97   $1,115.84   $1,923.21   $2,561.66   $4,116.97
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...........   $1,002.83   $  816.76   $1,393.62   $2,958.12   $1,002.83   $1,588.50   $1,999.83   $2,958.12
with IPP Rider...............   $1,045.60   $  953.91   $1,620.10   $3,398.28   $1,045.60   $1,715.27   $2,212.79   $3,398.28
with EBB Rider...............   $1,031.34   $  908.34   $1,545.09   $3,253.74   $1,031.34   $1,673.15   $2,142.26   $3,253.74
with ADBR Rider..............   $1,036.10   $  923.55   $1,570.14   $3,302.16   $1,036.10   $1,687.21   $2,165.81   $3,302.16
with IPP & EBB Riders........   $1,074.11   $1,045.49   $1,771.56   $3,693.88   $1,074.11   $1,799.92   $2,355.20   $3,693.88
with IPP & ADBR Riders.......   $1,078.87   $1,060.70   $1,796.63   $3,742.31   $1,078.87   $1,813.98   $2,378.77   $3,742.31
with EBB & ADBR Riders.......   $1,064.61   $1,015.13   $1,721.62   $3,597.79   $1,064.61   $1,771.86   $2,308.24   $3,597.79
with All Riders..............   $1,107.38   $1,152.27   $1,948.09   $4,037.93   $1,107.38   $1,898.62   $2,521.19   $4,037.93
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...........   $1,012.34   $  847.35   $1,444.33   $3,057.66   $1,012.34   $1,616.78   $2,047.52   $3,057.66
with IPP Rider...............   $1,055.06   $  984.08   $1,669.63   $3,493.01   $1,055.06   $1,743.15   $2,259.36   $3,493.01
with EBB Rider...............   $1,040.82   $  938.65   $1,595.01   $3,350.07   $1,040.82   $1,701.17   $2,189.20   $3,350.07
with ADBR Rider..............   $1,045.57   $  953.81   $1,619.94   $3,397.95   $1,045.57   $1,715.18   $2,212.63   $3,397.95
with IPP & EBB Riders........   $1,083.55   $1,075.38   $1,820.31   $3,785.41   $1,083.55   $1,827.54   $2,401.04   $3,785.41
with IPP & ADBR Riders.......   $1,088.29   $1,090.54   $1,845.24   $3,833.28   $1,088.29   $1,841.56   $2,424.47   $3,833.28
with EBB & ADBR Riders.......   $1,074.05   $1,045.10   $1,770.61   $3,690.33   $1,074.05   $1,799.56   $2,354.30   $3,690.33
with All Riders..............   $1,116.78   $1,181.83   $1,995.90   $4,125.68   $1,116.78   $1,925.94   $2,566.14   $4,125.68
                                              EXPENSES IF YOU
                                              DO NOT SURRENDER
                                                YOUR POLICY

---------------------------------------------------------------------------
INVESTMENT DIVISION               1 YR       3 YR        5 YR       10 YR
---------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...........   $274.18   $  841.24   $1,434.21   $3,037.83
with IPP Rider...............   $320.23   $  978.05   $1,659.74   $3,474.13
with EBB Rider...............   $304.88   $  932.59   $1,585.04   $3,330.87
with ADBR Rider..............   $309.99   $  947.75   $1,609.98   $3,378.86
with IPP & EBB Riders........   $350.93   $1,069.40   $1,810.57   $3,767.17
with IPP & ADBR Riders.......   $356.04   $1,084.58   $1,835.54   $3,815.17
with EBB & ADBR Riders.......   $340.69   $1,039.11   $1,760.83   $3,671.91
with All Riders..............   $386.74   $1,175.92   $1,986.36   $4,108.21
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...........   $263.93   $  810.64   $1,383.46   $2,938.12
with IPP Rider...............   $310.03   $  947.87   $1,610.17   $3,379.20
with EBB Rider...............   $294.66   $  902.26   $1,535.07   $3,234.37
with ADBR Rider..............   $299.79   $  917.48   $1,560.16   $3,282.89
with IPP & EBB Riders........   $340.76   $1,039.50   $1,761.80   $3,675.49
with IPP & ADBR Riders.......   $345.88   $1,054.72   $1,786.88   $3,724.01
with EBB & ADBR Riders.......   $330.52   $1,009.11   $1,711.77   $3,579.15
with All Riders..............   $376.61   $1,146.34   $1,938.50   $4,020.28
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...........   $275.20   $  844.30   $1,439.28   $3,047.76
with IPP Rider...............   $321.25   $  981.07   $1,664.69   $3,483.57
with EBB Rider...............   $305.90   $  935.62   $1,590.03   $3,340.48
with ADBR Rider..............   $311.02   $  950.79   $1,614.97   $3,388.41
with IPP & EBB Riders........   $351.95   $1,072.40   $1,815.45   $3,776.31
with IPP & ADBR Riders.......   $357.06   $1,087.56   $1,840.39   $3,824.24
with EBB & ADBR Riders.......   $341.72   $1,042.11   $1,765.72   $3,681.13
with All Riders..............   $387.76   $1,178.88   $1,991.14   $4,116.97
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...........   $265.98   $  816.76   $1,393.62   $2,958.12
with IPP Rider...............   $312.07   $  953.91   $1,620.10   $3,398.28
with EBB Rider...............   $296.71   $  908.34   $1,545.09   $3,253.74
with ADBR Rider..............   $301.83   $  923.55   $1,570.14   $3,302.16
with IPP & EBB Riders........   $342.79   $1,045.49   $1,771.56   $3,693.88
with IPP & ADBR Riders.......   $347.91   $1,060.70   $1,796.63   $3,742.31
with EBB & ADBR Riders.......   $332.55   $1,015.13   $1,721.62   $3,597.79
with All Riders..............   $378.64   $1,152.27   $1,948.09   $4,037.93
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...........   $276.22   $  847.35   $1,444.33   $3,057.66
with IPP Rider...............   $322.27   $  984.08   $1,669.63   $3,493.01
with EBB Rider...............   $306.92   $  938.65   $1,595.01   $3,350.07
with ADBR Rider..............   $312.03   $  953.81   $1,619.94   $3,397.95
with IPP & EBB Riders........   $352.96   $1,075.38   $1,820.31   $3,785.41
with IPP & ADBR Riders.......   $358.08   $1,090.54   $1,845.24   $3,833.28
with EBB & ADBR Riders.......   $342.73   $1,045.10   $1,770.61   $3,690.33
with All Riders..............   $388.77   $1,181.83   $1,995.90   $4,125.68

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZE                                       SURRENDER
                                                 YOUR POLICY                                     YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...........   $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider...............   $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider...............   $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider..............   $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Riders........   $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Riders.......   $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Riders.......   $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders..............   $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...........   $1,032.30   $  911.39   $1,550.13   $3,263.47   $1,032.30   $1,675.97   $2,146.99   $3,263.47
with IPP Rider...............   $1,074.94   $1,047.23   $1,772.95   $3,688.88   $1,074.94   $1,801.53   $2,356.50   $3,688.88
with EBB Rider...............   $1,060.72   $1,002.09   $1,699.15   $3,549.21   $1,060.72   $1,759.81   $2,287.11   $3,549.21
with ADBR Rider..............   $1,065.46   $1,017.17   $1,723.82   $3,596.02   $1,065.46   $1,773.74   $2,310.30   $3,596.02
with IPP & EBB Riders........   $1,103.36   $1,137.94   $1,922.00   $3,974.63   $1,103.36   $1,885.37   $2,496.64   $3,974.63
with IPP & ADBR Riders.......   $1,108.10   $1,153.00   $1,946.64   $4,021.43   $1,108.10   $1,899.29   $2,519.81   $4,021.43
with EBB & ADBR Riders.......   $1,093.89   $1,107.87   $1,872.84   $3,881.74   $1,093.89   $1,857.58   $2,450.42   $3,881.74
with All Riders..............   $1,136.52   $1,243.70   $2,095.68   $4,307.16   $1,136.52   $1,983.13   $2,659.94   $4,307.16
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...........   $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider...............   $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider...............   $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider..............   $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Riders........   $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Riders.......   $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Riders.......   $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders..............   $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders...........   $1,033.25   $  914.43   $1,555.13   $3,273.16   $1,033.25   $1,678.77   $2,151.69   $3,273.16
with IPP Rider...............   $1,075.88   $1,050.23   $1,777.85   $3,698.12   $1,075.88   $1,804.30   $2,361.10   $3,698.12
with EBB Rider...............   $1,061.67   $1,005.11   $1,704.09   $3,558.58   $1,061.67   $1,762.60   $2,291.76   $3,558.58
with ADBR Rider..............   $1,066.40   $1,020.17   $1,728.73   $3,605.33   $1,066.40   $1,776.51   $2,314.92   $3,605.33
with IPP & EBB Riders........   $1,104.30   $1,140.92   $1,926.81   $3,983.54   $1,104.30   $1,888.12   $2,501.17   $3,983.54
with IPP & ADBR Riders.......   $1,109.04   $1,155.96   $1,951.45   $4,030.28   $1,109.04   $1,902.03   $2,524.33   $4,030.28
with EBB & ADBR Riders.......   $1,094.83   $1,110.85   $1,877.69   $3,890.76   $1,094.83   $1,860.33   $2,454.98   $3,890.76
with All Riders..............   $1,137.46   $1,246.65   $2,100.41   $4,315.70   $1,137.46   $1,985.85   $2,664.39   $4,315.70
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...........   $1,049.41   $  966.05   $1,640.04   $3,436.48   $1,049.41   $1,726.50   $2,231.53   $3,436.48
with IPP Rider...............   $1,091.97   $1,101.15   $1,860.80   $3,853.54   $1,091.97   $1,851.36   $2,439.09   $3,853.54
with EBB Rider...............   $1,077.78   $1,056.25   $1,787.68   $3,716.58   $1,077.78   $1,809.86   $2,370.35   $3,716.58
with ADBR Rider..............   $1,082.51   $1,071.24   $1,812.10   $3,762.49   $1,082.51   $1,823.71   $2,393.31   $3,762.49
with IPP & EBB Riders........   $1,120.34   $1,191.36   $2,008.44   $4,133.68   $1,120.34   $1,934.74   $2,577.91   $4,133.68
with IPP & ADBR Riders.......   $1,125.07   $1,206.33   $2,032.85   $4,179.55   $1,125.07   $1,948.58   $2,600.86   $4,179.55
with EBB & ADBR Riders.......   $1,110.88   $1,161.44   $1,959.74   $4,042.61   $1,110.88   $1,907.09   $2,532.12   $4,042.61
with All Riders..............   $1,153.44   $1,296.54   $2,180.49   $4,459.69   $1,153.44   $2,031.96   $2,739.67   $4,459.69
                                              EXPENSES IF YOU
                                              DO NOT SURRENDER
                                                YOUR POLICY
---------------------------------------------------------------------------
INVESTMENT DIVISION               1 YR       3 YR        5 YR       10 YR
---------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...........   $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider...............   $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider...............   $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider..............   $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders........   $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders.......   $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders.......   $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders..............   $407.00   $1,234.89   $2,081.48   $4,281.47
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...........   $297.74   $  911.39   $1,550.13   $3,263.47
with IPP Rider...............   $343.68   $1,047.23   $1,772.95   $3,688.88
with EBB Rider...............   $328.37   $1,002.09   $1,699.15   $3,549.21
with ADBR Rider..............   $333.47   $1,017.17   $1,723.82   $3,596.02
with IPP & EBB Riders........   $374.31   $1,137.94   $1,922.00   $3,974.63
with IPP & ADBR Riders.......   $379.42   $1,153.00   $1,946.64   $4,021.43
with EBB & ADBR Riders.......   $364.10   $1,107.87   $1,872.84   $3,881.74
with All Riders..............   $410.05   $1,243.70   $2,095.68   $4,307.16
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...........   $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider...............   $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider...............   $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider..............   $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders........   $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders.......   $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders.......   $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders..............   $407.00   $1,234.89   $2,081.48   $4,281.47
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders...........   $298.76   $  914.43   $1,555.13   $3,273.16
with IPP Rider...............   $344.70   $1,050.23   $1,777.85   $3,698.12
with EBB Rider...............   $329.38   $1,005.11   $1,704.09   $3,558.58
with ADBR Rider..............   $334.49   $1,020.17   $1,728.73   $3,605.33
with IPP & EBB Riders........   $375.32   $1,140.92   $1,926.81   $3,983.54
with IPP & ADBR Riders.......   $380.43   $1,155.96   $1,951.45   $4,030.28
with EBB & ADBR Riders.......   $365.11   $1,110.85   $1,877.69   $3,890.76
with All Riders..............   $411.05   $1,246.65   $2,100.41   $4,315.70
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...........   $316.17   $  966.05   $1,640.04   $3,436.48
with IPP Rider...............   $362.04   $1,101.15   $1,860.80   $3,853.54
with EBB Rider...............   $346.75   $1,056.25   $1,787.68   $3,716.58
with ADBR Rider..............   $351.84   $1,071.24   $1,812.10   $3,762.49
with IPP & EBB Riders........   $392.61   $1,191.36   $2,008.44   $4,133.68
with IPP & ADBR Riders.......   $397.71   $1,206.33   $2,032.85   $4,179.55
with EBB & ADBR Riders.......   $382.42   $1,161.44   $1,959.74   $4,042.61
with All Riders..............   $428.28   $1,296.54   $2,180.49   $4,459.69

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZE                                       SURRENDER
                                                 YOUR POLICY                                     YOUR POLICY
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...........   $1,027.54   $  896.16   $1,525.01   $3,214.85   $1,027.54   $1,661.90   $2,123.37   $3,214.85
with IPP Rider...............   $1,070.20   $1,032.22   $1,748.43   $3,642.62   $1,070.20   $1,787.65   $2,333.45   $3,642.62
with EBB Rider...............   $1,055.98   $  987.01   $1,674.44   $3,502.17   $1,055.98   $1,745.87   $2,263.88   $3,502.17
with ADBR Rider..............   $1,060.72   $1,002.10   $1,699.16   $3,549.22   $1,060.72   $1,759.81   $2,287.12   $3,549.22
with IPP & EBB Riders........   $1,098.64   $1,123.07   $1,897.86   $3,929.92   $1,098.64   $1,871.62   $2,473.94   $3,929.92
with IPP & ADBR Riders.......   $1,103.38   $1,138.15   $1,922.58   $3,976.99   $1,103.38   $1,885.57   $2,497.19   $3,976.99
with EBB & ADBR Riders.......   $1,089.16   $1,092.95   $1,848.57   $3,836.53   $1,089.16   $1,843.79   $2,427.61   $3,836.53
with All Riders..............   $1,131.82   $1,229.00   $2,072.01   $4,264.31   $1,131.82   $1,969.54   $2,637.69   $4,264.31
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders...........   $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider...............   $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider...............   $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider..............   $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Riders........   $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Riders.......   $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Riders.......   $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders..............   $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...........   $1,020.89   $  874.83   $1,489.77   $3,146.39   $1,020.89   $1,642.17   $2,090.24   $3,146.39
with IPP Rider...............   $1,063.58   $1,011.19   $1,714.03   $3,577.47   $1,063.58   $1,768.21   $2,301.10   $3,577.47
with EBB Rider...............   $1,049.35   $  965.87   $1,639.75   $3,435.92   $1,049.35   $1,726.32   $2,231.26   $3,435.92
with ADBR Rider..............   $1,054.10   $  981.00   $1,664.57   $3,483.35   $1,054.10   $1,740.31   $2,254.60   $3,483.35
with IPP & EBB Riders........   $1,092.04   $1,102.23   $1,864.01   $3,866.99   $1,092.04   $1,852.36   $2,442.12   $3,866.99
with IPP & ADBR Riders.......   $1,096.78   $1,117.34   $1,888.81   $3,914.42   $1,096.78   $1,866.33   $2,465.44   $3,914.42
with EBB & ADBR Riders.......   $1,082.55   $1,072.04   $1,814.53   $3,772.87   $1,082.55   $1,824.46   $2,395.60   $3,772.87
with All Riders..............   $1,125.24   $1,208.38   $2,038.77   $4,203.92   $1,125.24   $1,950.48   $2,606.44   $4,203.92
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...........   $1,108.34   $1,152.77   $1,944.59   $4,009.04   $1,108.34   $1,899.08   $2,517.87   $4,009.04
with IPP Rider...............   $1,150.63   $1,285.31   $2,158.27   $4,398.42   $1,150.63   $2,021.58   $2,718.76   $4,398.42
with EBB Rider...............   $1,136.54   $1,241.27   $2,087.50   $4,270.56   $1,136.54   $1,980.87   $2,652.22   $4,270.56
with ADBR Rider..............   $1,141.23   $1,255.96   $2,111.13   $4,313.39   $1,141.23   $1,994.45   $2,674.44   $4,313.39
with IPP & EBB Riders........   $1,178.83   $1,373.79   $2,301.16   $4,659.95   $1,178.83   $2,103.36   $2,853.10   $4,659.95
with IPP & ADBR Riders.......   $1,183.53   $1,388.49   $2,324.80   $4,702.76   $1,183.53   $2,116.94   $2,875.32   $4,702.76
with EBB & ADBR Riders.......   $1,169.43   $1,344.44   $2,254.02   $4,574.91   $1,169.43   $2,076.23   $2,808.78   $4,574.91
with All Riders..............   $1,211.73   $1,476.98   $2,467.70   $4,964.30   $1,211.73   $2,198.73   $3,009.66   $4,964.30
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...........   $1,042.75   $  944.82   $1,605.15   $3,369.57   $1,042.75   $1,706.87   $2,198.73   $3,369.57
with IPP Rider...............   $1,085.34   $1,080.20   $1,826.72   $3,789.87   $1,085.34   $1,832.00   $2,407.05   $3,789.87
with EBB Rider...............   $1,071.14   $1,035.22   $1,753.34   $3,651.87   $1,071.14   $1,790.42   $2,338.06   $3,651.87
with ADBR Rider..............   $1,075.88   $1,050.22   $1,777.84   $3,698.09   $1,075.88   $1,804.29   $2,361.09   $3,698.09
with IPP & EBB Riders........   $1,113.73   $1,170.60   $1,974.89   $4,072.17   $1,113.73   $1,915.56   $2,546.37   $4,072.17
with IPP & ADBR Riders.......   $1,118.47   $1,185.62   $1,999.41   $4,118.40   $1,118.47   $1,929.44   $2,569.42   $4,118.40
with EBB & ADBR Riders.......   $1,104.27   $1,140.63   $1,926.03   $3,980.41   $1,104.27   $1,887.86   $2,500.43   $3,980.41
with All Riders..............   $1,146.86   $1,276.01   $2,147.59   $4,400.68   $1,146.86   $2,012.99   $2,708.74   $4,400.68
                                              EXPENSES IF YOU
                                              DO NOT SURRENDER
                                                YOUR POLICY
---------------------------------------------------------------------------
INVESTMENT DIVISION               1 YR       3 YR        5 YR       10 YR
---------------------------------------------------------------------------

ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...........   $292.61   $  896.16   $1,525.01   $3,214.85
with IPP Rider...............   $338.58   $1,032.22   $1,748.43   $3,642.62
with EBB Rider...............   $323.26   $  987.01   $1,674.44   $3,502.17
with ADBR Rider..............   $328.36   $1,002.10   $1,699.16   $3,549.22
with IPP & EBB Riders........   $369.22   $1,123.07   $1,897.86   $3,929.92
with IPP & ADBR Riders.......   $374.33   $1,138.15   $1,922.58   $3,976.99
with EBB & ADBR Riders.......   $359.01   $1,092.95   $1,848.57   $3,836.53
with All Riders..............   $404.98   $1,229.00   $2,072.01   $4,264.31
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders...........   $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider...............   $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider...............   $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider..............   $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders........   $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders.......   $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders.......   $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders..............   $407.00   $1,234.89   $2,081.48   $4,281.47
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...........   $285.45   $  874.83   $1,489.77   $3,146.39
with IPP Rider...............   $331.45   $1,011.19   $1,714.03   $3,577.47
with EBB Rider...............   $316.11   $  965.87   $1,639.75   $3,435.92
with ADBR Rider..............   $321.22   $  981.00   $1,664.57   $3,483.35
with IPP & EBB Riders........   $362.11   $1,102.23   $1,864.01   $3,866.99
with IPP & ADBR Riders.......   $367.22   $1,117.34   $1,888.81   $3,914.42
with EBB & ADBR Riders.......   $351.89   $1,072.04   $1,814.53   $3,772.87
with All Riders..............   $397.89   $1,208.38   $2,038.77   $4,203.92
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...........   $379.68   $1,152.77   $1,944.59   $4,009.04
with IPP Rider...............   $425.25   $1,285.31   $2,158.27   $4,398.42
with EBB Rider...............   $410.06   $1,241.27   $2,087.50   $4,270.56
with ADBR Rider..............   $415.12   $1,255.96   $2,111.13   $4,313.39
with IPP & EBB Riders........   $455.64   $1,373.79   $2,301.16   $4,659.95
with IPP & ADBR Riders.......   $460.70   $1,388.49   $2,324.80   $4,702.76
with EBB & ADBR Riders.......   $445.51   $1,344.44   $2,254.02   $4,574.91
with All Riders..............   $491.08   $1,476.98   $2,467.70   $4,964.30
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...........   $309.00   $  944.82   $1,605.15   $3,369.57
with IPP Rider...............   $354.89   $1,080.20   $1,826.72   $3,789.87
with EBB Rider...............   $339.59   $1,035.22   $1,753.34   $3,651.87
with ADBR Rider..............   $344.69   $1,050.22   $1,777.84   $3,698.09
with IPP & EBB Riders........   $385.49   $1,170.60   $1,974.89   $4,072.17
with IPP & ADBR Riders.......   $390.59   $1,185.62   $1,999.41   $4,118.40
with EBB & ADBR Riders.......   $375.29   $1,140.63   $1,926.03   $3,980.41
with All Riders..............   $421.18   $1,276.01   $2,147.59   $4,400.68

        QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ELITE VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ELITE VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE ELITE VARIABLE ANNUITY?

     The New York Life Elite Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, 42 of which are available to all policyowners, the Fixed Account, and/or the DCA Advantage Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Account. The policy offers several optional riders that provide benefits at an additional charge. The New York Life Elite Variable Annuity policy differs from many others in that the Mortality and Expense Risk and Administrative Costs charge is calculated as a percentage of your total Adjusted Premium Payments made under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance. This charge will only be affected by additional premium payments (excluding premiums allocated to the Fixed Account) or withdrawals in excess of the gain from the Investment Divisions and/or the DCA Advantage Account. (See "CHARGES AND DEDUCTIONS.")

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (i) SEPARATE ACCOUNT

               The Separate Account currently consists of 43 Investment Divisions 42 of which are available to all policyowners. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          (ii) FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

     (b) You can allocate your premium payment to the 6-month DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates We have set in advance. The DCA Advantage allows you to set up automatic dollar cost averaging from the DCA Advantage Account into the Investment Divisions. (See "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Account.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")

     You can make transfers to the Investment Divisions from the DCA Advantage Account, although certain restrictions may apply. (See "THE POLICIES--Dollar Cost Averaging ("DCA") Programs--The DCA Advantage Account.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options as described herein.

     YOU CAN TRANSFER INTEREST EARNED ON MONIES IN THE FIXED ACCOUNT ONLY INTO THE INVESTMENT DIVISIONS. TRANSFERS FROM THE INVESTMENT DIVISIONS OR THE DCA ADVANTAGE ACCOUNT OR THROUGH THE TRADITIONAL DOLLAR COST AVERAGING OPTION INTO THE FIXED ACCOUNT ARE NOT PERMITTED.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will impose a Mortality and Expense Risk and Administrative Costs charge equal, on an annual basis, to 1.70% of your Adjusted Premium Payments. The charge will be deducted from the Investment Divisions through a reduction in Accumulation Units as of the last Business Day of each policy quarter. A pro-rata portion of the charge will be deducted upon the payment of death proceeds and on the date the policy is surrendered. In addition, We will deduct a policy service charge of $30 on each Policy Anniversary and upon the surrender of the policy if on that date the Accumulation Value is below $100,000. (See "CHARGES AND DEDUCTIONS.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the partial withdrawal or full surrender payment withdrawn during the first eight Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                  SURRENDER CHARGE(1)
------------                                                  -------------------
1...........................................................           8%
2...........................................................           8%
3...........................................................           8%
4...........................................................           7%
5...........................................................           6%
6...........................................................           5%
7...........................................................           4%
8...........................................................           3%
9+..........................................................           0%


For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your registered representative to determine the percentages We are currently charging before you select or cancel this rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult your registered representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     If you select the Annual Death Benefit Reset Rider ("ADBR") (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the amount that is reset on the last policy anniversary. This charge will be deducted from each Investment Division, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. You should consult your registered representative to determine the

----------
(1) For single premium policies, this chart is modified as indicated in Appendix 1 of this Prospectus.

percentage We are currently charging before you select this rider. We may set a lower charge at Our sole discretion.

     As of the date of this Prospectus, the charges are as follows:

AGE OF OLDEST
OWNER OR ANNUITANT                                    ANNUAL CHARGE
------------------                                    -------------
65 or younger.......................................  0.30% (0.075% per quarter)
66 to 75 inclusive..................................  0.35% (0.0875% per quarter)


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?(1)

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. Additional premium payments must be at least $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan, or such lower amount as We may permit at any time. You have a choice of sending premium payments directly to NYLIAC as indicated in the response to Question 15, or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. We will accept up to $1,000,000 in premium payments, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

     In the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington, NYLIAC is offering an individual single premium version of the New York Life Elite Variable Annuity policies. Please check with your registered representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies, and $10,000 for policies issued to fund a Pension Plan. We will accept up to $1,000,000 in premium payments, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Account you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments.") You may allocate the initial premium payment to, and thereafter may maintain the Accumulation Value in the Investment Divisions, DCA Advantage Account, plus the Fixed Account. (See "AUTOMATIC ASSET REALLOCATION.") You may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Investment Division, Fixed Account and DCA Advantage Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in the DCA Advantage Account is $5,000. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value.

7. MAY NYLIAC TERMINATE MY POLICY?

     If the Accumulation Value of your policy is less than $2,000 or is insufficient to cover the annual Policy Service Charge, the Mortality & Expense Risk and Administrative Costs charge, and optional rider charges, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.


----------
(1) For single premium policies, this question and its answer are modified as indicated in Appendix 1 of this Prospectus.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

          (a) the Accumulation Value, less any Mortality and Expense Risk charge or pro-rata portion thereof; or

          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges previously imposed, and any additional fees and charges that may apply.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, and SEP policies only; Inherited IRA and TSA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with the written request for cancellation.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?

REGULAR MAIL                  NYL Annuity Service Center
                              2400 Reliable Parkway
                              Chicago, IL 60686

EXPRESS MAIL                  National City Corporation
                              NYL Annuity Service Center/Lockbox #2400
                              5635 S. Archer Avenue
                              Chicago, IL 60638

CUSTOMER SERVICE              (800) 762-6212
AND UNIT VALUES



     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations, and of changes in net assets, and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The policies were first offered on June 7, 2004. Values and units shown are for full year periods beginning January 1, except where indicated.

                                MAINSTAY VP
                                 BALANCED--              MAINSTAY VP BOND--
                               SERVICE CLASS                SERVICE CLASS
                          -----------------------  ------------------------------
                           2007    2006   2005(C)   2007    2006    2005    2004
                          ------  ------  -------  ------  ------  ------  ------
Accumulation Unit value
  (beginning of
  period)...............  $11.58  $10.49   $10.00  $11.18  $10.72  $10.53  $10.14

Accumulation Unit value
  (end of period).......  $11.88  $11.58   $10.49  $11.88  $11.18  $10.72  $10.53

Number of units
  outstanding  (in 000s)
  (end of period).......   3,823   2,793    1,282   2,925   1,734   1,279     678
                                    MAINSTAY VP
                              CAPITAL APPRECIATION--               MAINSTAY VP
                                   SERVICE CLASS                 CASH MANAGEMENT
                          ------------------------------  -----------------------------
                           2007    2006    2005    2004     2007    2006    2005   2004
                          ------  ------  ------  ------  -------  ------  -----  -----
Accumulation Unit value
  (beginning of
  period)...............  $12.94  $12.43  $11.49  $11.06  $  1.09  $ 1.04  $1.01  $1.00

Accumulation Unit value
  (end of period).......  $14.51  $12.94  $12.43  $11.49  $  1.14  $ 1.09  $1.04  $1.01

Number of units
  outstanding  (in 000s)
  (end of period).......     890     704     553     411   42,596  17,010  9,864  4,474



                                                                                                                            MAIN-
                                                                                                                            STAY
                                                                                                                             VP
                                                                                                                           DEVEL-
                                                                                                                            OPING
                                                                                                                           GROWT-
                                                                            MAINSTAY VP                                      H--
                                                    MAINSTAY VP             CONSERVATIVE             MAINSTAY VP            SER-
                                                  COMMON STOCK--            ALLOCATION--            CONVERTIBLE--           VICE
                                                   SERVICE CLASS           SERVICE CLASS            SERVICE CLASS           CLASS
                                          ------------------------------  ---------------  ------------------------------  ------
                                           2007    2006    2005    2004    2007   2006(I)   2007    2006    2005    2004    2007
                                          ------  ------  ------  ------  ------  -------  ------  ------  ------  ------  ------
Accumulation Unit value  (beginning of
  period)...............................  $15.39  $13.25  $12.34  $11.15  $10.67   $10.00  $13.47  $12.23  $11.50  $10.87  $14.36

Accumulation Unit value (end of
  period)...............................  $16.15  $15.39  $13.25  $12.34  $11.44   $10.67  $15.44  $13.47  $12.23  $11.50  $19.49

Number of units outstanding (in 000s)
  (end of period).......................   1,281     710     416     192   4,477    1,207   2,220   1,601   1,142     704   1,128
                                                MAINSTAY VP             MAINSTAY VP
                                            DEVELOPING GROWTH--       FLOATING RATE--
                                               SERVICE CLASS           SERVICE CLASS
                                          ----------------------  -----------------------
                                           2006    2005    2004    2007    2006   2005(C)
                                          ------  ------  ------  ------  ------  -------
Accumulation Unit value  (beginning of
  period)...............................  $12.78  $11.44  $10.83  $10.77  $10.19   $10.00

Accumulation Unit value (end of
  period)...............................  $14.36  $12.78  $11.44  $11.02  $10.77   $10.19

Number of units outstanding (in 000s)
  (end of period).......................     582     356     229   5,288   3,485      926



                                                                                                                            MAIN-
                                                                                                                            STAY
                                                                                                                             VP
                                                                                                                            ICAP
                                                                                                                           SELECT
                                                                                                                           EQUIT-
                                                                            MAINSTAY VP              MAINSTAY VP             Y--
                                                    MAINSTAY VP                GROWTH                HIGH YIELD             SER-
                                                   GOVERNMENT--             ALLOCATION--          CORPORATE BOND--          VICE
                                                   SERVICE CLASS           SERVICE CLASS            SERVICE CLASS           CLASS
                                          ------------------------------  ---------------  ------------------------------  ------
                                           2007    2006    2005    2004    2007   2006(I)   2007    2006    2005    2004    2007
                                          ------  ------  ------  ------  ------  -------  ------  ------  ------  ------  ------
Accumulation Unit value  (beginning of
  period)...............................  $11.01  $10.60  $10.39  $10.08  $11.22   $10.00  $13.86  $12.40  $12.08  $10.74  $14.86

Accumulation Unit value  (end of
  period)...............................  $11.71  $11.01  $10.60  $10.39  $12.35   $11.22  $14.14  $13.86  $12.40  $12.08  $15.85

Number of units outstanding  (in 000s)
  (end of period).......................   1,765   1,204     807     408   5,913    2,392   9,450   6,045   3,899   1,783   3,326
                                                MAINSTAY VP
                                           ICAP SELECT EQUITY--
                                               SERVICE CLASS
                                          ----------------------
                                           2006    2005    2004
                                          ------  ------  ------
Accumulation Unit value  (beginning of
  period)...............................  $12.49  $11.87  $10.69

Accumulation Unit value  (end of
  period)...............................  $14.86  $12.49  $11.87

Number of units outstanding  (in 000s)
  (end of period).......................     678     350     215



                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                             INTERNATIONAL EQUITY--            LARGE CAP GROWTH--                MID CAP CORE--
                                  SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS
                         ------------------------------  ------------------------------  ------------------------------
                          2007    2006    2005    2004    2007    2006    2005    2004    2007    2006    2005    2004
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Accumulation Unit value
  (beginning of
  period)..............  $18.82  $14.36  $13.33  $11.39  $11.41  $10.67  $10.25  $10.52  $17.31  $15.10  $13.06  $10.72

Accumulation Unit value
  (end of period)......  $19.70  $18.82  $14.36  $13.33  $13.81  $11.41  $10.67  $10.25  $18.14  $17.31  $15.10  $13.06

Number of units
  outstanding  (in
  000s) (end of
  period)..............   5,119   2,878   1,361     486   1,806     790     309     188   2,778   1,780   1,015     380
                                   MAINSTAY VP
                                MID CAP GROWTH--
                                  SERVICE CLASS
                         ------------------------------
                          2007    2006    2005    2004
                         ------  ------  ------  ------
Accumulation Unit value
  (beginning of
  period)..............  $17.72  $16.26  $13.92  $11.38

Accumulation Unit value
  (end of period)......  $20.46  $17.72  $16.26  $13.92

Number of units
  outstanding  (in
  000s) (end of
  period)..............   2,810   2,170   1,401     621



                                                                           MAINSTAY VP
                                                         MAINSTAY VP        MODERATE
                                 MAINSTAY VP               MODERATE          GROWTH                 MAINSTAY VP
                               MID CAP VALUE--           ALLOCATION--     ALLOCATION--            S&P 500 INDEX--
                                SERVICE CLASS           SERVICE CLASS     SERVICE CLASS            SERVICE CLASS
                       ------------------------------  ---------------  ----------------  ------------------------------
                        2007    2006    2005    2004    2007   2006(I)    2007   2006(I)   2007    2006    2005    2004
                       ------  ------  ------  ------  ------  -------  -------  -------  ------  ------  ------  ------
Accumulation Unit
  value (beginning of
  period)............  $15.90  $13.98  $13.26  $11.31  $10.84   $10.00  $ 11.01   $10.00  $14.69  $12.76  $12.21  $11.08

Accumulation Unit
  value  (end of
  period)............  $15.68  $15.90  $13.98  $13.26  $11.76   $10.84  $ 12.01   $11.01  $15.42  $14.69  $12.76  $12.21

Number of units
  outstanding  (in
  000s) (end of
  period)............   2,988   2,301   1,663     610   6,580    2,701   10,088    4,262   4,355   3,378   2,342   1,180
                                 MAINSTAY VP                     MAINSTAY VP
                             SMALL CAP GROWTH--                TOTAL RETURN--
                                SERVICE CLASS                   SERVICE CLASS
                       ------------------------------  ------------------------------
                        2007    2006    2005    2004    2007    2006    2005    2004
                       ------  ------  ------  ------  ------  ------  ------  ------
Accumulation Unit
  value (beginning of
  period)............  $13.88  $13.09  $12.61  $11.55  $13.13  $12.02  $11.32  $10.67

Accumulation Unit
  value  (end of
  period)............  $13.40  $13.88  $13.09  $12.61  $14.08  $13.13  $12.02  $11.32

Number of units
  outstanding  (in
  000s) (end of
  period)............   1,462   1,313     966     519     781     640     487     311



--------

(c) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                               ALGER AMERICAN
                             MAINSTAY VP VALUE--              SMALLCAP GROWTH--              CVS CALVERT SOCIAL
                                SERVICE CLASS                  CLASS S SHARES                BALANCED PORTFOLIO
                       ------------------------------  ------------------------------  ------------------------------
                        2007    2006    2005    2004    2007    2006    2005    2004    2007    2006    2005    2004
                       ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Accumulation Unit
  value  (beginning
  of period).........  $15.80  $13.32  $12.57  $11.33  $18.08  $15.10  $12.95  $11.14  $12.86  $11.83  $11.19  $10.34

Accumulation Unit
  value  (end of
  period)............  $16.10  $15.80  $13.32  $12.57  $21.15  $18.08  $15.10  $12.95  $13.22  $12.86  $11.83  $11.19

Number of units
  outstanding  (in
  000s) (end of
  period)............   1,877   1,409     781     445   1,466   1,302     619     265     352     283     183      84
                                   COLUMBIA
                            SMALL CAP VALUE FUND,
                              VARIABLE SERIES--
                                   CLASS B
                       -------------------------------
                        2007    2006    2005   2004(A)
                       ------  ------  ------  -------
Accumulation Unit
  value  (beginning
  of period).........  $12.93  $10.83  $10.27   $10.00

Accumulation Unit
  value  (end of
  period)............  $12.59  $12.93  $10.83   $10.27

Number of units
  outstanding  (in
  000s) (end of
  period)............   1,438   1,030     411       20




                                 DREYFUS IP                    FIDELITY(R) VIP                 FIDELITY(R) VIP
                             TECHNOLOGY GROWTH--               CONTRAFUND(R)--                 EQUITY-INCOME--
                               SERVICE SHARES                  SERVICE CLASS 2                 SERVICE CLASS 2
                       ------------------------------  ------------------------------  ------------------------------
                        2007    2006    2005    2004    2007    2006    2005    2004    2007    2006    2005    2004
                       ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Accumulation Unit
  value  (beginning
  of period).........  $12.07  $11.60  $11.21  $11.18  $16.58  $14.88  $12.76  $11.08  $15.30  $12.76  $12.09  $10.87

Accumulation Unit
  value  (end of
  period)............  $13.81  $12.07  $11.60  $11.21  $19.45  $16.58  $14.88  $12.76  $15.50  $15.30  $12.76  $12.09

Number of units
  outstanding  (in
  000s) (end of
  period)............     846     603     416     293   7,781   5,010   2,429     782   3,703   2,312   1,247     547
                               FIDELITY(R) VIP
                                  MID CAP--
                               SERVICE CLASS 2
                       ------------------------------
                        2007    2006    2005    2004
                       ------  ------  ------  ------
Accumulation Unit
  value  (beginning
  of period).........  $19.17  $17.05  $14.45  $11.59

Accumulation Unit
  value  (end of
  period)............  $22.11  $19.17  $17.05  $14.45

Number of units
  outstanding  (in
  000s) (end of
  period)............   3,029   2,108   1,281     450



                                                        JANUS ASPEN SERIES WORLDWIDE          MFS(R) INVESTORS
                        JANUS ASPEN SERIES BALANCED--             GROWTH--                     TRUST SERIES--
                               SERVICE SHARES                  SERVICE SHARES                   SERVICE CLASS
                       ------------------------------  ------------------------------  ------------------------------
                        2007    2006    2005    2004    2007    2006    2005    2004    2007    2006    2005    2004
                       ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Accumulation Unit
  value  (beginning
  of period).........  $13.70  $12.41  $11.52  $10.64  $13.95  $11.83  $11.20  $10.72  $14.22  $12.61  $11.79  $10.61

Accumulation Unit
  value  (end of
  period)............  $15.11  $13.70  $12.41  $11.52  $15.25  $13.95  $11.83  $11.20  $15.63  $14.22  $12.61  $11.79

Number of units
  outstanding  (in
  000s) (end of
  period)............   1,809   1,267     871     420     910     519     354     187     154     115      91      49
                          MFS(R) RESEARCH SERIES--
                                SERVICE CLASS
                       ------------------------------
                        2007    2006    2005    2004
                       ------  ------  ------  ------
Accumulation Unit
  value  (beginning
  of period).........  $14.54  $13.20  $12.27  $10.61

Accumulation Unit
  value  (end of
  period)............  $16.42  $14.54  $13.20  $12.27

Number of units
  outstanding  (in
  000s) (end of
  period)............     277     176     126      52



                                                                    NEUBERGER BERMAN             ROYCE MICRO-CAP
                              MFS(R) UTILITIES SERIES--      AMT MID-CAP GROWTH PORTFOLIO--        PORTFOLIO--
                                    SERVICE CLASS                       CLASS S                  INVESTMENT CLASS
                           -------------------------------  -------------------------------  -----------------------
                            2007    2006    2005   2004(B)   2007    2006    2005   2004(B)   2007    2006   2005(C)
                           ------  ------  ------  -------  ------  ------  ------  -------  ------  ------  -------
Accumulation Unit value
  (beginning of period)..  $20.07  $15.32  $13.14   $10.00  $15.38  $13.43  $11.84   $10.00  $14.84  $12.26   $10.00

Accumulation Unit value
  (end of period)........  $25.59  $20.07  $15.32   $13.14  $18.79  $15.38  $13.43   $11.84  $15.43  $14.84   $12.26

Number of units
  outstanding  (in 000s)
  (end of period)........   6,684   3,422   1,559      163     950     366     133       44   2,407   1,098      134
                               ROYCE SMALL-CAP
                                 PORTFOLIO--
                               INVESTMENT CLASS
                           -----------------------
                            2007    2006   2005(C)
                           ------  ------  -------
Accumulation Unit value
  (beginning of period)..  $13.03  $11.30   $10.00

Accumulation Unit value
  (end of period)........  $12.76  $13.03   $11.30

Number of units
  outstanding  (in 000s)
  (end of period)........   1,924     990      255



                                T. ROWE PRICE                                                  VAN KAMPEN UIF
                                EQUITY INCOME                 VAN ECK WORLDWIDE           EMERGING MARKETS EQUITY--
                                PORTFOLIO-II                     HARD ASSETS                      CLASS II
                       ------------------------------  ------------------------------  ------------------------------
                        2007    2006    2005    2004    2007    2006    2005    2004    2007    2006    2005    2004
                       ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Accumulation Unit
  value  (beginning
  of period).........  $15.85  $13.35  $12.88  $11.24  $26.63  $21.39  $14.11  $11.38  $26.56  $19.37  $14.48  $11.77

Accumulation Unit
  value  (end of
  period)............  $16.33  $15.85  $13.35  $12.88  $38.71  $26.63  $21.39  $14.11  $37.31  $26.56  $19.37  $14.48

Number of units
  outstanding  (in
  000s) (end of
  period)............   4,658   3,172   2,036     814   3,847   2,184     941     162   2,520   1,445     526     173
                                 VICTORY VIF
                             DIVERSIFIED STOCK--
                                CLASS A SHARES
                       -------------------------------
                        2007    2006    2005   2004(B)
                       ------  ------  ------  -------

Accumulation Unit
  value  (beginning
  of period).........  $13.80  $12.14  $11.17   $10.00

Accumulation Unit
  value  (end of
  period)............  $15.18  $13.80  $12.14   $11.17

Number of units
  outstanding  (in
  000s) (end of
  period)............     499     362     200       72


--------

(a) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(b) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(c) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of 82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

     THE SEPARATE ACCOUNT

     The Separate Account was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Account, the DCA Advantage Account and any other separate account of NYLIAC.

     The Separate Account currently has 43 Investment Divisions that are available under this policy, 42 of which are available to all policyowners. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc., all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and, in its role as an intermediary, the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------------
         FUND            INVESTMENT ADVISERS             ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
MainStay VP Series      New York Life         MainStay VP Conservative Allocation;
Fund, Inc.              Investment            MainStay VP Growth Allocation;
                        Management LLC        MainStay VP Moderate Allocation;
                                              MainStay VP Moderate Growth Allocation

                                              MainStay VP Balanced;
                        Subadviser: MacKay    MainStay VP Bond;
                        Shields LLC           MainStay VP Capital Appreciation;
                        ("MacKay")            MainStay VP Cash Management;
                                              MainStay VP Common Stock;
                                              MainStay VP Convertible;
                                              MainStay VP Floating Rate;
                                              MainStay VP Government;
                                              MainStay VP High Yield Corporate Bond;
                                              MainStay VP International Equity;
                                              MainStay VP Mid Cap Core;
                                              MainStay VP Mid Cap Growth;
                                              MainStay VP Mid Cap Value;
                                              MainStay VP S&P 500 Index;
                                              MainStay VP Small Cap Growth;
                                              MainStay VP Total Return;
                                              MainStay VP Value(1)

                        Subadviser:           MainStay VP ICAP Select Equity
                        Institutional
                        Capital LLC

                        Subadviser: Winslow   MainStay VP Large Cap Growth
                        Capital Management
                        Inc.

                        Subadviser: Lord      MainStay VP Developing Growth
                        Abbett & Company LLC

--------------------------------------------------------------------------------------
The Alger American      Fred Alger            Alger American SmallCap Growth(2)
Fund                    Management, Inc.
--------------------------------------------------------------------------------------



(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

--------------------------------------------------------------------------------------
         FUND            INVESTMENT ADVISERS            ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
Calvert Variable        Calvert Asset
Series, Inc.            Management Company,
                        Inc.                  CVS Calvert Social Balanced Portfolio
                        Subadvisers (equity
                        portion): New
                        Amsterdam Partners
                        LLC and SSgA Funds
                        Management, Inc. (No
                        subadviser on fixed
                        income portion)

--------------------------------------------------------------------------------------
Columbia Funds          Columbia Management   Columbia Small Cap Value Fund, Variable
Variable Insurance      Advisors, LLC         Series
Trust

--------------------------------------------------------------------------------------
Dreyfus Investment      The Dreyfus           Dreyfus IP Technology Growth
Portfolios              Corporation

--------------------------------------------------------------------------------------
Fidelity Variable       Fidelity Management
Insurance Products      & Research Company
Fund
                        Subadvisers:          Fidelity(R) VIP Contrafund(R)
                        Fidelity Management
                        & Research (U.K.)
                        Inc. ("FMRUK"),
                        Fidelity Management
                        & Research (Far
                        East) Inc.
                        ("FMRFE"), Fidelity
                        Investments Japan
                        Limited ("FIJL"),
                        FMR Co., Inc.
                        ("FMRC")
                        Subadviser: FMRC      Fidelity(R) VIP Equity-Income
                        Subadviser: FMRUK     Fidelity(R) VIP Mid Cap
                        FMRFE, FIJL, FMRC

--------------------------------------------------------------------------------------
Janus Aspen Series      Janus Capital         Janus Aspen Series Balanced;
                        Management LLC        Janus Aspen Series Worldwide Growth

--------------------------------------------------------------------------------------
MFS(R) Variable         MFS(R) Investment     MFS(R) Investors Trust Series;
Insurance               Management            MFS(R) Research Series;
Trust(SM)                                     MFS(R) Utilities Series

--------------------------------------------------------------------------------------
Neuberger Berman        Neuberger Berman
Advisers Management     Management Inc.
Trust                   Subadviser:           Neuberger Berman AMT Mid-Cap Growth
                        Neuberger Berman,     Portfolio
                        LLC

--------------------------------------------------------------------------------------
Royce Capital Fund      Royce & Associates,   Royce Micro-Cap Portfolio;
                        LLC                   Royce Small-Cap Portfolio

--------------------------------------------------------------------------------------
T. Rowe Price Equity    T. Rowe Price         T. Rowe Price Equity Income Portfolio II
Series, Inc.            Associates, Inc.

--------------------------------------------------------------------------------------
Van Eck Worldwide       Van Eck Associates    Van Eck Worldwide Hard Assets
Insurance Trust         Corporation

--------------------------------------------------------------------------------------
The Universal           Morgan Stanley        Van Kampen UIF Emerging Markets Equity
Institutional           Investment
Funds, Inc.             Management Inc.

--------------------------------------------------------------------------------------
Victory Variable        Victory Capital       Victory VIF Diversified Stock
Insurance               Management Inc.
Funds
--------------------------------------------------------------------------------------


     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                 THE POLICIES(1)

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Advantage Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only) (c) receive Income Payments (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses listed in Question 15 of this Prospectus, subject to any payment We made or other action We took

----------
(1) This section is modified as indicated in Appendix I of this Prospectus.

before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identified each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit suitable identification information, and at our discretion, may be required to submit financial information.

     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Elite Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

----------------------------------------------------------------------------------------------------------------------
                                                                                           NEW YORK LIFE PREMIUM PLUS/
                                   NEW YORK LIFE ELITE          NEW YORK LIFE PLUS II            PREMIUM PLUS II
                                   VARIABLE ANNUITY(#)           VARIABLE ANNUITY(#)           VARIABLE ANNUITY(#)
----------------------------------------------------------------------------------------------------------------------
Surrender Charge Period       8 Years (8%, 8%, 8%, 7%, 6%,  7 Years (7%, 7%, 7%, 6%, 6%,  8 Years (8%, 8%, 8%, 8%, 7%,
                                       5%, 4%, 3%                      5%, 4%                      6%, 5%, 4%
                                 --based on each premium       --based on each premium       --based on each premium
                                     payment date)*                 payment date)                payment date)*
----------------------------------------------------------------------------------------------------------------------

DCA Advantage Account             Yes (6-month account)         Yes (6- 12- 18-month          Yes (6-month account)
                                                                      accounts)
----------------------------------------------------------------------------------------------------------------------

Interest Sweep                             Yes                           Yes                           Yes
----------------------------------------------------------------------------------------------------------------------

Premium Credit                             No                            No                            Yes
----------------------------------------------------------------------------------------------------------------------

Fixed Account                              Yes                           Yes                           Yes
                                        One Year                     - One Year                     One Year
                                                                    - Three Year
----------------------------------------------------------------------------------------------------------------------

Reset Death Benefit                     Optional               Annual reset to age 80        Annual reset to age 80
Guarantee                        Annual reset to age 80
----------------------------------------------------------------------------------------------------------------------

Annual Death Benefit Reset    Ages 65 or younger:    0.30%               N/A                           N/A
Charge
                              Ages 66 to 75:         0.35%
----------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk                1.70%                         1.45%                1.60% for New York Life
and Administrative Costs                                    Based on assets of the        Premium
Charge                          Based on Adjusted Premium   Separate Account.             Plus Variable Annuity
                              Payments.                     Charge is reflected in the
                              Charge is not reflected in    Accumulation Unit Value.      1.75% for New York Life
                              the Accumulation Unit Value.                                Premium Plus II Variable
                                                                                          Annuity

                                                                                          Based on assets of the
                                                                                          Separate Account.
                                                                                          Charge is reflected in the
                                                                                          Accumulation Unit Value.
----------------------------------------------------------------------------------------------------------------------

Annual Policy Service Charge               $30                           $30                           $30
----------------------------------------------------------------------------------------------------------------------

Minimum Cash Value Required             $100,000                       $50,000                      $100,000
to Waive Annual Policy
Service Charge
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
                                  NEW YORK LIFE SELECT
                                   VARIABLE ANNUITY(#)
----------------------------------------------------------
Surrender Charge Period            3 Years (8%, 8%, 7%
                                 --based on each premium
                                      payment date)
----------------------------------------------------------

DCA Advantage Account              Yes (6 and 12-month
                                        accounts)
----------------------------------------------------------

Interest Sweep                             Yes
----------------------------------------------------------

Premium Credit                             No
----------------------------------------------------------

Fixed Account                              Yes
                                        One Year
----------------------------------------------------------

Reset Death Benefit              Annual reset to age 80
Guarantee
----------------------------------------------------------

Annual Death Benefit Reset                 N/A
Charge
----------------------------------------------------------

Mortality and Expense Risk                1.85%
and Administrative Costs      Based on assets of the
Charge                        Separate Account.
                              Charge is reflected in the
                              Accumulation Unit Value.
----------------------------------------------------------

Annual Policy Service Charge               $50
----------------------------------------------------------

Minimum Cash Value Required             $100,000
to Waive Annual Policy
Service Charge
----------------------------------------------------------



     All policies and features may not be available in all jurisdictions.
*    May be different in certain jurisdictions.
#    Each formerly a MainStay Variable Annuity.

QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with the tax-qualified plan listed below.

     - Section 408 or 408A Individual Retirement Annuities ("IRAs"), including:
       Roth IRAs, Inherited IRAs and SEPs.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application will be sent along with your initial premium payment to NYLIAC. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with whom NYLIAC has entered into an agreement to forward the initial premium payment along with a Policy Request to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or the bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.

     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate initial premium payments directly to the Investment Divisions, the Fixed Account or the DCA Advantage Account in accordance with your initial allocation instructions. We will allocate subsequent premium payments in accordance with your most recent instructions on file with Us.

     You may allocate the initial premium payment to the Investment Divisions, the DCA Advantage Account, plus the Fixed Account you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan.

     You may make additional premium payments of at least $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan, or such lower amount as We may permit at any time. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age
85. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar account and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. We will accept up to $1,000,000 in premium payments, without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. If you select the DCA Advantage Account, the minimum amount that must be allocated is $5,000.

     In some states, NYLIAC is offering a single premium version of the New York Life Elite Variable Annuity policies ("policies"). Please check with your registered representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. We will accept up to $1,000,000 in premium payments, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until NYL Annuity Service Center receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth this provision in your policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75 (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions (see "THE POLICIES -- The DCA Advantage Account"). You may also transfer interest earned on monies in the Fixed Account into the Investment Divisions. To arrange this, you must select the Interest Sweep option described in this Prospectus. No other transfers from the Fixed Account are allowed. You may not make transfers into the DCA Advantage Account or the Fixed Account. Except in connection with transfers made pursuant to the traditional Dollar Cost Averaging and Automatic Asset Reallocation options, the minimum that you may transfer from one Investment Division to other Investment Divisions is $500. Except for the traditional Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division, except for transfers made under the Interest Sweep option.

     NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one policy year, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Account options will not count as a transfer toward the 12 transfer limit.

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "DELAY OF PAYMENTS.") Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60 day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

            (1) an adverse effect on portfolio management, such as:

                a) impeding a portfolio manager's ability to sustain an
            investment objective;

                b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

            (2) increased administrative and Fund brokerage expenses.

            (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

       PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

       You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or the DCA Advantage Account, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. To authorize other individuals to have access to your policy information and to make transfers, allocation changes and other permitted transactions, you must send to NYL Annuity Service Center a Telephone/Web Authorization Form completed in a form acceptable to Us to one of the addresses listed in Question 15 of this Prospectus. We may revoke Telephone/Web Authorization privileges for certain policyowners (See "Limits on Transfers"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

       NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

       We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

       DOLLAR COST AVERAGING PROGRAMS

       The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers the 6-month DCA Advantage Account. (See "THE POLICIES--The DCA Advantage Account.") We do not count transfers under Our Dollar Cost Averaging programs as part of your 12 free transfers each Policy Year.

       We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock--Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation
  Units:

----------------------------------------------------------
            AMOUNT      ACCUMULATION    ACCUMULATION UNITS
MONTH    TRANSFERRED     UNIT VALUE          PURCHASED
----------------------------------------------------------
  1          $100          $10.00              10.00
----------------------------------------------------------
  2          $100          $ 8.00              12.50
----------------------------------------------------------
  3          $100          $12.50               8.00
----------------------------------------------------------
  4          $100          $ 7.50              13.33
----------------------------------------------------------
Total        $400          $38.00              43.83
----------------------------------------------------------


The average unit price is calculated as follows:

Total share price          $38.00
-----------------     =    ------    =    $9.50
 Number of months             4

                 The average unit cost is calculated as follows:


Total amount transferred          $400.00
------------------------     =    -------    =    $9.13
  Total units purchased            43.83



     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions. You specify the Investment Divisions to transfer money from, the Investment Divisions to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. You may not make transfers into or out of the Fixed Account under this option.

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under Our Traditional Dollar Cost Averaging option, NYL Annuity Service Center must have received a completed Traditional Dollar Cost Averaging request form or have received a request by telephone (see "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS") no later than one week prior to the date the transfers are to begin. All completed Traditional Dollar Cost Averaging request forms must be sent to NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to NYL Annuity Service Center at the address listed in Question 15 of this Prospectus or by telephone (See "Procedures for Telephone/Web Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option. Facsimile requests will not be accepted or processed.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Account

     This feature permits you to set up automatic dollar cost averaging using the 6-month DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Account in addition to the traditional Dollar Cost Averaging, Interest Sweep or Automatic Asset Reallocation options. In order to obtain the DCA Advantage Account, you must send a completed DCA Advantage Account request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus.

     You must allocate a MINIMUM OF $5,000 to the DCA Advantage Account. If you send less than the $5,000 minimum to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. You may not make transfers from the DCA Advantage Account into the Fixed Account. You may not select the DCA Advantage Account option if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Account will be transferred to the Investment Divisions in 6 monthly transfers. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.

     You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment We receive for the DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 6-month DCA Advantage Account under which the 6-month term will end on December 31, 2008 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, 2008, We will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31, 2008 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Account, after the 6-month period has expired, the DCA Advantage Account will be reactivated for a new 6-month period and will earn the interest rate in effect on the Business Day the new premium payment is received at NYL Annuity Service Center.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE ACCOUNT FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible--Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity--Service Class Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date the transfers are to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     This feature is available to you at no additional cost.

INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive a completed Interest Sweep request form at least five Business Days prior to the date the transfers are scheduled to begin. If NYL Annuity Service Center does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Account, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment among 44 Investment Divisions, the Fixed Account or the DCA Advantage Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). The minimum amount that you may allocate to the DCA Advantage Account is $5,000 (See "The DCA Advantage Account"). We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Account you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Account at the close of the Business Day on which they are received at NYL Annuity Service Center.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. See "THE FIXED ACCOUNT" for a description of interest crediting.

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRA, Roth IRA, Inherited IRA policies and all Non-Qualified policies except policies issued to fund a Pension Plan), and a Living Needs Benefit Rider (for all types of policies). These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan ("IPP"), Annual Death Benefit Reset ("ADBR") and Enhanced Beneficiary Benefit ("EBB") riders described below, each of which is available at an additional cost. If you elect the EBB Rider and your spouse is the sole primary Beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the owner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% Internal Revenue Service ("IRS") penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. The owner is no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all IRA, Roth IRA, Inherited IRA and Non-Qualified policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for, and are receiving, unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Annual Death Benefit Reset ("ADBR") Rider (Optional)

     ADBR RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. YOU MAY ENHANCE YOUR POLICY'S STANDARD DEATH BENEFIT BY PURCHASING THE OPTIONAL ADBR RIDER. If you select this rider and you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment of NYL Annuity Service Center. The amount will be the greatest of:

          (a) the Accumulation Value, less any Mortality and Expense Risk and Administrative Costs charge or pro-rata portion thereof;

          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals and any additional fees and charges applied since the Policy Date; or

          (c) the "Reset Value" plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such proportional withdrawals, less any rider charges applied since the prior Reset Anniversary date.

     We recalculate the Reset Value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, We calculate the Reset Value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges applied since the Policy Date. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new Reset Value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy (including any amount withdrawn for surrender charges) divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.

     We have set forth below an example of how the ADBR Rider is calculated for an owner who is age 63. The current annual rider charge is 0.30% of the reset value as of the last Policy Anniversary, deducted quarterly. In this example, We have assumed the following:

          (1) you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made)

          (2) the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the reset value)

          (3) the current Accumulation Value is $240,000

          (4) you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)

          (5) you (or the Annuitant if you are not the Annuitant) die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal

          (6) the Accumulation Value on the date We receive the necessary requirements to pay the death benefit is $225,000 ($240,000 - $15,000)

          (7) the charge for the ADBR Rider is assessed: 0.30% annually (0.075% per quarter).

          (8) the Death Benefit is the greatest of:

               a) the Accumulation Value
                  $225,000

               b) the sum of all premium payments made, less partial withdrawals and surrender charges on those partial withdrawals less any additional fees and charges that may have been assessed since the Policy Date
                  $200,000 - $15,000 - ($200,000 x 0.30%) - ($250,000 x 0.075%),
                  which is:
                  $200,000 - $15,000 - $600 - $187.50
                   = $184,212.50

               c) the "Reset Value," which is the greatest of:

                    1. the Accumulation Value
                       $225,000

                    2. the prior Reset Value as of the last Reset Anniversary, less any proportional withdrawals, surrender charges on those withdrawals, less any additional fees and charges that may have been assessed since the prior Reset Anniversary
                           = $250,000 - (($15,000/$240,000) x $250,000) -
                       ($250,000 x
                              0.075%), which is:
                           = $250,000 - (.0625 x $250,000) - $187.50
                           = $250,000 - $15,625 - $187.50
                           = $234,187.50

In this example, your Beneficiary would receive $234,187.50.

     The ADBR Rider ends upon the earlier of the following:

          1) the Annuity Commencement Date, or

          2) the date you surrender the policy.

     Notwithstanding the foregoing, the rider will not end and all of the rider's provisions and quarterly charges will continue to be deducted as if the new owner had purchased the policy on the original Policy Date, upon the following:

          1) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, or

          2) if the Annuitant is your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death.

     YOU CANNOT CANCEL THE ADBR RIDER WITHOUT SURRENDERING YOUR POLICY.

     (d) Investment Protection Plan Rider (Optional)

     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the Policy is in force, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

            (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals thereafter. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation of the rider will be effective as of the date either We or the Registered Representative receive your cancellation request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is age 66 and younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amounts paid upon your death or the death of the Annuitant.

     Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

            Proportional withdrawal = ($20,000/$80,000)x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000-$25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (e) Enhanced Beneficiary Benefit Rider (Optional)

     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greater of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other Charges -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                                            RANGE OF
OR ANNUITANT                                            APPLICABLE PERCENTAGES
-------------------                                     ----------------------
70 OR YOUNGER                                   NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                              NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less proportional withdrawals. Proportional withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all adjusted premium payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "THE POLICIES--Riders--Enhanced Spousal Continuance Rider."), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IF YOU ELECT TO RECEIVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (if you are not the Annuitant) or the Annuitant die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (f) Enhanced Spousal Continuance Rider (Optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Ave., Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES(1)

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Investment Divisions and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Investment Division and/or the DCA Advantage Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Investment Division and/or the DCA Advantage Account.

     The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable

----------
(1) For single premium policies, this section is modified as indicated in Appendix I of this Prospectus.

is 8% of the amount withdrawn or surrendered. This charge then declines to 7% in the fourth Payment Year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh Payment Year, 3% in the eighth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                        Charge
------------                                                        ------
1.................................................................    8%
2.................................................................    8%
3.................................................................    8%
4.................................................................    7%
5.................................................................    6%
6.................................................................    5%
7.................................................................    4%
8.................................................................    3%
9+................................................................    0%



     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal less any prior surrender charge-free partial withdrawals made during the current Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge-free partial withdrawals made during the current Policy Year, or (iii) the Accumulation Value less accumulated premium payments.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the owner or the Annuitant;

     (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

     (e) when a required minimum distribution calculated by NYLIAC based on the value of this Policy is made under a Qualified Policy (this amount will, however, count against the first exception described above);

     (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (g) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code (this amount will, however, count against the first exception described above).

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Prior to the Annuity Commencement Date, We deduct the Mortality and Expense Risk and Administrative Costs Charge against your policy. We deduct this charge as of the last Business Day of each policy quarter by reducing the number of Accumulation Units in the Investment Divisions you have selected. On an annual basis, the charge equals 1.70% (0.425% quarterly) of the Adjusted Premium Payments. When you make additional premium payments during a policy quarter, the charge is calculated on a pro-rata basis. Also, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon the payment of any death benefit proceeds.

     We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that the surrender charges do not adequately cover sales expenses.

     This policy differs from other variable annuities in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments rather than as a percentage of separate account assets. This means that the dollar amount of this Charge will be unaffected by fluctuations in market performance. Generally, in a rising market, the structure of this Charge will benefit the owner because the charge, when measured as a percentage of separate account assets, will be reduced. On the other hand, in a declining or flat market, this structure will result in an increase in the charge when measured as a percentage of separate account assets.

     Another difference is that the Mortality and Expense Risk and Administrative Costs Charge is deducted by reducing the number of Accumulation Units held in your Policy, rather than by reducing the value of those Accumulation Units.

     In a rising market, since each Accumulation Unit will have a relatively greater value, fewer Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. In a declining market, since each Accumulation Unit will have a relatively lower value, more Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. The value of your policy will depend on the number of accumulation units you own and the value of those units.

CALCULATING THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Below are examples of how the Mortality and Expense Risk and Administrative Costs Charge will be calculated and deducted. The examples are purely hypothetical and are for illustrative purposes only.

     The examples assume an Adjusted Premium Payment of $10,000 on September 1st with the Mortality and Expense Risk and Administrative Costs Charge being deducted as of the last Business Day of each policy quarter.

     Examples 1 and 2 show how the dollar amount of the Mortality and Expense Risk and Administrative Costs Charge will remain stable regardless of fluctuations in the policy's Accumulation Value.

                                    EXAMPLE 1



     Adjusted Premium Payments on September 1st                                     $10,000

     Variable Accumulation Value on December 1st                                    $12,000
       (end of the first policy quarter)

     Mortality and Expense Risk and Administrative                $42.50 ($10,000 x 0.425%)
       Costs Charge deducted on December 1st

     We will deduct $42.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.



                                    EXAMPLE 2


     Adjusted Premium Payments on September 1st                                     $10,000

     Variable Accumulation Value on December 1st                                     $7,500
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative                $42.50 ($10,000 x 0.425%)
       Costs Charge deducted on December 1st

     We will deduct $42.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.

     Example 3 shows how We calculate the charge based on the total Adjusted Premium Payments allocated to the Investment Divisions and/or the DCA Advantage Account.

                                    EXAMPLE 3


     Adjusted Premium Payments on September 1st                                      $10,000

     Adjusted Premium Payments on September 15th                                      $7,500

     Total Adjusted Premium Payments as of December 1st                              $17,500
       (end of the first policy quarter)

     Variable Accumulation Value on December 1st                                     $22,000
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative          $69.47 ($10,000 x 14/91 x 0.425%
       Costs Charge deducted on December 1st                     + $17,500 x 77/91 x 0.425%)

     We will deduct $69.47 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.



     Example 4 shows how a Partial Withdrawal in excess of the free withdrawal amount can reduce the Adjusted Premium Payments under the policy for the purposes of calculating the Mortality and Expense Risk and Administrative Costs Charge.

                                    EXAMPLE 4

     Adjusted Premium Payments on September 1st                                      $10,000
     Variable Accumulation Value on October 15th                                     $12,500
     Gain in the Policy                                                               $2,500
     Partial Withdrawal on October 15th                                               $3,500
     Surrender Charge Deducted From Partial Withdrawal                     $80 ($1,000 x 8%)
       Amount
     Amount Sent to Policyowner                                                       $3,420
     Remaining Adjusted Premium Payments                                              $9,000
     Variable Accumulation Value on December 1st (end of                              $9,500
       the first policy quarter)
     Mortality and Expense Risk and Administrative Costs    $40.30 ($10,000 x 44/91 x 0.425%
       Charge deducted on December 1st (end of first              + $9,000 x 47/91 x 0.425%)
       policy quarter in which there are 91 days)
     Variable Accumulation Value on March 1st (end of the                            $11,000
       second policy quarter)
     Mortality & Expense Risk and Administrative Costs              $38.25 ($9,000 x 0.425%)
       Charge deducted on March 1st (end of second policy
       quarter)



     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

                                  OTHER CHARGES

     (a) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. This charge of $30 is imposed on the policy anniversary and on the date of surrender. We deduct the annual policy service charge from each Investment Division, the DCA Advantage Account, and Fixed Account, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (b) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (c) Annual Death Benefit Reset ("ADBR") Rider Charge (Optional)

     If you select the ADBR Rider, We will deduct a charge each policy quarter that the rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value of the applicable quarter and will not reduce your Adjusted Premium Payments. This charge will continue to be deducted while the policy remains in-force.

     The charge for the ADBR rider is based upon the issue age of you or the annuitant, whoever is older and will not change once your policy is issued. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, or the initial premium payment in the first policy year. You should check with your registered representative to determine the percentage We are currently charging. As of the date of this prospectus, the charges are as follows:

AGE OF OLDEST
OWNER OR ANNUITANT                                            ANNUAL CHARGE
------------------                                            -------------
65 or younger........................................  0.30% (.0750% per quarter)
66 to 75 inclusive...................................  0.35% (.0875% per quarter)


     (d) Investment Protection Plan Rider Charge (Optional)

     If you select the Investment Protection Plan Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct the charge from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment(1) (Optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your cancellation request (at one of the addresses listed in Question 15 of this Prospectus). (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this rider.


----------
(1) The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this Prospectus.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (f) Enhanced Beneficiary Benefit Rider Charge (Optional)

     If you select the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value on the last Business Day of the applicable quarter.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging. This charge will not change once your policy is issued.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one policy year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging Programs, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policy to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") Facsimile requests will not be accepted or processed. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that NYL Annuity Service Center receives the written or telephonic surrender or withdrawal request, less surrender charges, taxes that We may deduct, Mortality and Expense and Administrative Costs charge, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. NYLIAC will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     NYLIAC may deduct a surrender charge and any state premium tax, if applicable, the Mortality and Expense Risk and Administrative Costs charge, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. NYLIAC will withdraw the amount from the Investment Divisions, the Fixed Account and the DCA Advantage Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Investment Divisions and the DCA Advantage Account. NYLIAC will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Investment Divisions, the Fixed Account and the DCA Advantage Account from which the partial withdrawal is being made, We will pay the entire value of that Investment Division, the Fixed Account and the DCA Advantage Account, less any surrender charge that may apply, to you. NYLIAC will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. NYLIAC will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or the Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, NYLIAC will withdraw money on a pro-rata basis from each Investment Division, and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on premiums allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRA and SEP IRA policies, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If the Accumulation Value of your policy is less than $2,000 or is insufficient to cover the annual policy service charge, the Mortality and Expense Risk and Administrative Costs Charge and other applicable optional rider charges, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states where NYLIAC offers a single premium version of the New York Life Elite Variable Annuity policies, if the Accumulation Value of your policy is less than $2,000 after a partial withdrawal and applicable surrender charges, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, calculated as of the date the NYL Annuity Service Center receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value, less any Mortality and Expense Risk charge or pro-rata portion thereof; or

     (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals and any additional fees and charges that may apply.

     The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     NYLIAC will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     NYLIAC will make any distribution or application of policy proceeds within 7 days after the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an Option without the guarantee. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     NYLIAC may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. NYLIAC will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     NYLIAC will pay any amounts due from the Separate Account under the policy within seven days of the date the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

     1. NYLIAC may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

       (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

       (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

       (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     2. NYLIAC may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Account. NYLIAC will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "POLICY APPLICATION AND PREMIUM PAYMENTS."

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to Code Section 403(b) TSAs distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code
Section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your Code Section 403(b) plan, you may have the option to invest in other funding vehicles, including Code Section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated to the Fixed Account under the policies. NYLIAC will credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation was made.

     (b) Transfers to the Investment Divisions

     You may transfer interest earned on monies allocated to the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. You must make transfer requests either in writing in a form acceptable to Us and sent to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). Facsimile requests will not be accepted or processed except as described in the Transfers section. YOU MAY NOT MAKE TRANSFERS INTO THE FIXED ACCOUNT.

     NYLIAC will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments in the same order in which you allocated such payments to the Fixed Account during the life of the policy).

                            THE DCA ADVANTAGE ACCOUNT

     Like the Fixed Account, the DCA Advantage Account is also supported by the assets in NYLIAC's general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under "THE FIXED ACCOUNT" equally applies to the DCA Advantage Account.

     NYLIAC will set interest rates in advance for each date on which NYLIAC may receive a premium payment to the DCA Advantage Account. NYLIAC will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account.

     The annual effective rate that NYLIAC declares is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Code Section 403(b) (TSA) Plans. Under Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes. NYLIAC is no longer issuing this policy for use as a Code Section 403(b) TSA contract. However, the final Code Section 403(b) regulations, which are described below, may still apply to your existing NYLIAC Code Section 403(b) TSA contract.

     IMPORTANT INFORMATION REGARDING FINAL CODE SECTION 403(B) REGULATIONS

     On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

     Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

     Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

     In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

     The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

     You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 8% of all premiums received.

     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all New York Life variable annuities during 2007 to such broker-dealers under such arrangements was .02% of premium received on all New York Life variable annuities, equivalent to $2 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of New York Life variable annuities by such firms.

     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.

     The total commission paid for New York Life Elite policies during the fiscal years ended December 31, 2007, 2006 and 2005 were $141,681, $87,407 and $75,640, respectively, none of which was retained by NYLIFE Distributors. The policies are sold and premium payments are accepted on a continuous basis.

     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. NYLIAC will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. NYLIAC will calculate the number of votes which are available to you separately for each Investment Division. NYLIAC will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     NYLIAC will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If NYLIAC does not receive timely instructions, NYLIAC will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. NYLIAC will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1



How to obtain a New York Life Elite Variable Annuity Statement of Additional
                                  Information.

              The New York Life Elite Variable Annuity Statement of
                Additional Information is posted on Our Web site,
                          www.NewYorkLifeAnnuities.com.
          For a paper copy of the Statement of Additional Information, call (800) 762-6212 or send this request form to:

                           NYL Annuity Service Center
                           2400 Reliable Parkway
                           Chicago, IL 60686

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         Please send me a New York Life Elite Variable Annuity Statement of Additional Information dated May 1, 2008:

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Name

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Address

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City                            State                            Zip

                                   APPENDIX 1

                          PROSPECTUS DATED MAY 1, 2008

     NYLIAC offers an individual single premium version of the New York Life Elite Variable Annuity in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington. This Appendix modifies the May 1, 2008 Prospectus for the policies to describe the single premium version of the policies.

     All capitalized terms have the same meaning as those in the Prospectus.

     The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and

          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies and $10,000 for Pension Plans.

     Accordingly, for the single premium policies, the Prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY

     When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial premium is funded from another source, such as a 1035 exchange, rollover or transfer from an institution. In such cases, We may receive parts of your initial premium on different Business Days.

     Accordingly, except in the circumstances described above, all references throughout the Prospectus to premium payments in the plural should be read to mean singular. Further, references to allocations of premium payments should be read to mean an allocation of the premium or any portion thereof. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

     Replace all references to "Payment Year" throughout the Prospectus with "Policy Year," and delete the definition of Payment Year in the "Definitions" section of the Prospectus.

II. SURRENDER CHARGE

Under the single premium policies, the surrender charge is as follows:

                              POLICY                               SURRENDER
                               YEAR                                  CHARGE
                              ------                               ---------
 1...............................................................      8%
 2...............................................................      8%
 3...............................................................      7%
 4...............................................................      6%
 5...............................................................      5%
 6...............................................................      4%
 7...............................................................      3%
 8...............................................................      2%
 9+..............................................................      0%


     Therefore, all references in the Prospectus to the Surrender Charge, such as in the "TABLE OF FEES AND EXPENSES", under Question 4: "What charges are assessed against the policy?" and under "Selecting the Variable Annuity That's Right for You", are modified accordingly. Please remember that this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the Prospectus remain unchanged.

     Also, as a result of the lower Surrender Charge under the single premium policies, the "Expenses if you surrendered your policy" under the heading Examples in the Prospectus is modified as follows:

     You would pay the following expenses on a $10,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

                                                               EXPENSES IF YOU SURRENDER YOUR POLICY
---------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                         1 YR         3 YR         5 YR        10 YR
---------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders....................................   $1,026.60    $1,563.34    $2,018.87    $3,205.09
with IPP Rider........................................   $1,069.26    $1,690.42    $2,231.29    $3,633.37
with EBB Rider........................................   $1,055.04    $1,648.19    $2,160.94    $3,492.75
with ADBR Rider.......................................   $1,059.78    $1,662.29    $2,184.44    $3,539.86
with IPP & EBB Riders.................................   $1,097.70    $1,775.28    $2,373.34    $3,920.96
with IPP & ADBR Riders................................   $1,102.44    $1,789.36    $2,396.83    $3,968.06
with EBB & ADBR Riders................................   $1,088.22    $1,747.14    $2,326.49    $3,827.46
with All Riders.......................................   $1,130.88    $1,874.22    $2,538.89    $4,255.70

---------------------------------------------------------------------------------------------------------

MAINSTAY VP BOND--SERVICE CLASS
without any Riders....................................   $  999.98    $1,483.46    $1,884.31    $2,928.08
with IPP Rider........................................   $1,042.77    $1,611.65    $2,099.86    $3,369.68
with EBB Rider........................................   $1,028.51    $1,569.05    $2,028.46    $3,224.66
with ADBR Rider.......................................   $1,033.26    $1,583.26    $2,052.32    $3,273.25
with IPP & EBB Riders.................................   $1,071.29    $1,697.23    $2,244.00    $3,666.26
with IPP & ADBR Riders................................   $1,076.04    $1,711.45    $2,267.85    $3,714.84
with EBB & ADBR Riders................................   $1,061.78    $1,668.86    $2,196.48    $3,569.86
with All Riders.......................................   $1,104.56    $1,797.03    $2,412.00    $4,011.42
---------------------------------------------------------------------------------------------------------

MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders....................................   $1,010.43    $1,514.89    $1,937.37    $3,037.83
with IPP Rider........................................   $1,053.17    $1,642.64    $2,151.67    $3,474.13
with EBB Rider........................................   $1,038.92    $1,600.19    $2,080.69    $3,330.87
with ADBR Rider.......................................   $1,043.67    $1,614.35    $2,104.39    $3,378.86
with IPP & EBB Riders.................................   $1,081.66    $1,727.94    $2,294.99    $3,767.17
with IPP & ADBR Riders................................   $1,086.41    $1,742.11    $2,318.72    $3,815.17
with EBB & ADBR Riders................................   $1,072.16    $1,699.66    $2,247.73    $3,671.91
with All Riders.......................................   $1,114.90    $1,827.41    $2,462.04    $4,108.21
---------------------------------------------------------------------------------------------------------

MAINSTAY VP CASH MANAGEMENT
without any Riders....................................   $  971.47    $1,397.36    $1,738.37    $2,622.60
with IPP Rider........................................   $1,014.38    $1,526.72    $1,957.30    $3,078.88
with EBB Rider........................................   $1,000.08    $1,483.73    $1,884.78    $2,929.06
with ADBR Rider.......................................   $1,004.84    $1,498.08    $1,909.00    $2,979.24
with IPP & EBB Riders.................................   $1,042.99    $1,613.11    $2,103.73    $3,385.36
with IPP & ADBR Riders................................   $1,047.75    $1,627.45    $2,127.95    $3,435.56
with EBB & ADBR Riders................................   $1,033.45    $1,584.47    $2,055.44    $3,285.73
with All Riders.......................................   $1,076.36    $1,713.84    $2,274.37    $3,742.01
---------------------------------------------------------------------------------------------------------

MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders....................................   $1,004.73    $1,497.75    $1,908.45    $2,978.11
with IPP Rider........................................   $1,047.49    $1,625.74    $2,123.44    $3,417.29
with EBB Rider........................................   $1,033.24    $1,583.21    $2,052.23    $3,273.09
with ADBR Rider.......................................   $1,037.99    $1,597.40    $2,076.01    $3,321.39
with IPP & EBB Riders.................................   $1,076.00    $1,711.20    $2,267.22    $3,712.28
with IPP & ADBR Riders................................   $1,080.75    $1,725.39    $2,291.00    $3,760.58
with EBB & ADBR Riders................................   $1,066.50    $1,682.87    $2,219.80    $3,616.38
with All Riders.......................................   $1,109.26    $1,810.85    $2,434.79    $4,055.56
---------------------------------------------------------------------------------------------------------

                                                               EXPENSES IF YOU SURRENDER YOUR POLICY
---------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                         1 YR         3 YR         5 YR        10 YR
---------------------------------------------------------------------------------------------------------

MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders....................................   $1,013.29    $1,523.46    $1,951.79    $3,067.55
with IPP Rider........................................   $1,056.01    $1,651.10    $2,165.77    $3,502.43
with EBB Rider........................................   $1,041.77    $1,608.68    $2,094.90    $3,359.64
with ADBR Rider.......................................   $1,046.52    $1,622.83    $2,118.57    $3,407.47
with IPP & EBB Riders.................................   $1,084.49    $1,736.31    $2,308.86    $3,794.50
with IPP & ADBR Riders................................   $1,089.24    $1,750.46    $2,332.54    $3,842.34
with EBB & ADBR Riders................................   $1,075.00    $1,708.06    $2,261.68    $3,699.55
with All Riders.......................................   $1,117.72    $1,835.69    $2,475.65    $4,134.43
---------------------------------------------------------------------------------------------------------

MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders....................................   $1,011.39    $1,517.75    $1,942.18    $3,047.76
with IPP Rider........................................   $1,054.12    $1,645.46    $2,156.37    $3,483.57
with EBB Rider........................................   $1,039.88    $1,603.03    $2,085.43    $3,340.48
with ADBR Rider.......................................   $1,044.62    $1,617.18    $2,109.13    $3,388.41
with IPP & EBB Riders.................................   $1,082.61    $1,730.74    $2,299.63    $3,776.31
with IPP & ADBR Riders................................   $1,087.36    $1,744.90    $2,323.32    $3,824.24
with EBB & ADBR Riders................................   $1,073.11    $1,702.46    $2,252.38    $3,681.13
with All Riders.......................................   $1,115.84    $1,830.17    $2,466.58    $4,116.97
---------------------------------------------------------------------------------------------------------

MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders....................................   $1,036.10    $1,591.75    $2,066.55    $3,302.18
with IPP Rider........................................   $1,078.72    $1,718.45    $2,277.85    $3,725.73
with EBB Rider........................................   $1,064.52    $1,676.35    $2,207.86    $3,586.67
with ADBR Rider.......................................   $1,069.25    $1,690.39    $2,231.24    $3,633.26
with IPP & EBB Riders.................................   $1,107.13    $1,803.04    $2,419.16    $4,010.22
with IPP & ADBR Riders................................   $1,111.87    $1,817.09    $2,442.54    $4,056.83
with EBB & ADBR Riders................................   $1,097.66    $1,774.99    $2,372.56    $3,917.74
with All Riders.......................................   $1,140.28    $1,901.69    $2,583.86    $4,341.30
---------------------------------------------------------------------------------------------------------

MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders....................................   $1,012.34    $1,520.60    $1,946.99    $3,057.66
with IPP Rider........................................   $1,055.06    $1,648.27    $2,161.07    $3,493.01
with EBB Rider........................................   $1,040.82    $1,605.85    $2,090.17    $3,350.07
with ADBR Rider.......................................   $1,045.57    $1,620.01    $2,113.85    $3,397.95
with IPP & EBB Riders.................................   $1,083.55    $1,733.52    $2,304.25    $3,785.41
with IPP & ADBR Riders................................   $1,088.29    $1,747.68    $2,327.93    $3,833.28
with EBB & ADBR Riders................................   $1,074.05    $1,705.25    $2,257.02    $3,690.33
with All Riders.......................................   $1,116.78    $1,832.92    $2,471.10    $4,125.68
---------------------------------------------------------------------------------------------------------

MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders....................................   $1,001.88    $1,489.18    $1,893.98    $2,948.14
with IPP Rider........................................   $1,044.66    $1,617.29    $2,109.31    $3,388.76
with EBB Rider........................................   $1,030.40    $1,574.72    $2,037.98    $3,244.06
with ADBR Rider.......................................   $1,035.15    $1,588.93    $2,061.80    $3,292.54
with IPP & EBB Riders.................................   $1,073.17    $1,702.82    $2,253.30    $3,684.70
with IPP & ADBR Riders................................   $1,077.93    $1,717.02    $2,277.11    $3,733.15
with EBB & ADBR Riders................................   $1,063.67    $1,674.46    $2,205.80    $3,588.48
with All Riders.......................................   $1,106.44    $1,802.56    $2,421.12    $4,029.12
---------------------------------------------------------------------------------------------------------

MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders....................................   $1,023.74    $1,554.80    $2,004.53    $3,175.79
with IPP Rider........................................   $1,066.42    $1,682.00    $2,217.28    $3,605.45
with EBB Rider........................................   $1,052.19    $1,639.73    $2,146.81    $3,464.36
with ADBR Rider.......................................   $1,056.93    $1,653.84    $2,170.36    $3,511.65
with IPP & EBB Riders.................................   $1,094.87    $1,766.94    $2,359.56    $3,894.02
with IPP & ADBR Riders................................   $1,099.61    $1,781.04    $2,383.09    $3,941.27
with EBB & ADBR Riders................................   $1,085.38    $1,738.77    $2,312.63    $3,800.20
with All Riders.......................................   $1,128.06    $1,865.97    $2,525.37    $4,229.86
---------------------------------------------------------------------------------------------------------

                                                               EXPENSES IF YOU SURRENDER YOUR POLICY
---------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                         1 YR         3 YR         5 YR        10 YR
---------------------------------------------------------------------------------------------------------

MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders....................................   $1,006.63    $1,503.47    $1,918.10    $2,998.06
with IPP Rider........................................   $1,049.38    $1,631.38    $2,132.86    $3,436.27
with EBB Rider........................................   $1,035.13    $1,588.88    $2,061.73    $3,292.39
with ADBR Rider.......................................   $1,039.88    $1,603.05    $2,085.48    $3,340.59
with IPP & EBB Riders.................................   $1,077.89    $1,716.78    $2,276.48    $3,730.61
with IPP & ADBR Riders................................   $1,082.64    $1,730.96    $2,300.24    $3,778.80
with EBB & ADBR Riders................................   $1,068.39    $1,688.47    $2,229.11    $3,634.92
with All Riders.......................................   $1,111.14    $1,816.37    $2,443.87    $4,073.15
---------------------------------------------------------------------------------------------------------

MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders....................................   $1,028.50    $1,569.03    $2,028.43    $3,224.60
with IPP Rider........................................   $1,071.15    $1,696.03    $2,240.62    $3,651.90
with EBB Rider........................................   $1,056.93    $1,653.83    $2,170.33    $3,511.59
with ADBR Rider.......................................   $1,061.67    $1,667.91    $2,193.81    $3,558.61
with IPP & EBB Riders.................................   $1,099.59    $1,780.84    $2,382.53    $3,938.91
with IPP & ADBR Riders................................   $1,104.33    $1,794.92    $2,405.99    $3,985.90
with EBB & ADBR Riders................................   $1,090.11    $1,752.72    $2,335.72    $3,845.60
with All Riders.......................................   $1,132.76    $1,879.72    $2,547.89    $4,272.88
---------------------------------------------------------------------------------------------------------

MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders....................................   $1,040.85    $1,605.94    $2,090.31    $3,350.36
with IPP Rider........................................   $1,083.45    $1,732.43    $2,301.05    $3,771.59
with EBB Rider........................................   $1,069.25    $1,690.40    $2,231.25    $3,633.27
with ADBR Rider.......................................   $1,073.98    $1,704.43    $2,254.57    $3,679.61
with IPP & EBB Riders.................................   $1,111.85    $1,816.90    $2,442.00    $4,054.51
with IPP & ADBR Riders................................   $1,116.58    $1,830.93    $2,465.33    $4,100.85
with EBB & ADBR Riders................................   $1,102.38    $1,788.89    $2,395.51    $3,962.54
with All Riders.......................................   $1,144.98    $1,915.38    $2,606.25    $4,383.76
---------------------------------------------------------------------------------------------------------

MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders....................................   $1,024.70    $1,557.65    $2,009.31    $3,185.58
with IPP Rider........................................   $1,067.37    $1,684.81    $2,221.94    $3,614.74
with EBB Rider........................................   $1,053.14    $1,642.55    $2,151.51    $3,473.83
with ADBR Rider.......................................   $1,057.88    $1,656.66    $2,175.05    $3,521.04
with IPP & EBB Riders.................................   $1,095.81    $1,769.72    $2,364.16    $3,903.01
with IPP & ADBR Riders................................   $1,100.56    $1,783.82    $2,387.68    $3,950.22
with EBB & ADBR Riders................................   $1,086.33    $1,741.57    $2,317.26    $3,809.29
with All Riders.......................................   $1,129.00    $1,868.73    $2,529.89    $4,238.49
---------------------------------------------------------------------------------------------------------

MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders....................................   $1,035.15    $1,588.92    $2,061.79    $3,292.52
with IPP Rider........................................   $1,077.77    $1,715.64    $2,273.20    $3,716.53
with EBB Rider........................................   $1,063.56    $1,673.53    $2,203.18    $3,577.33
with ADBR Rider.......................................   $1,068.30    $1,687.58    $2,226.56    $3,623.94
with IPP & EBB Riders.................................   $1,106.19    $1,800.27    $2,414.60    $4,001.34
with IPP & ADBR Riders................................   $1,110.92    $1,814.32    $2,437.98    $4,047.98
with EBB & ADBR Riders................................   $1,096.71    $1,772.20    $2,367.95    $3,908.74
with All Riders.......................................   $1,139.34    $1,898.93    $2,579.37    $4,332.78
---------------------------------------------------------------------------------------------------------

MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders....................................   $1,024.70    $1,557.65    $2,009.31    $3,185.58
with IPP Rider........................................   $1,067.37    $1,684.81    $2,221.94    $3,614.74
with EBB Rider........................................   $1,053.14    $1,642.55    $2,151.51    $3,473.83
with ADBR Rider.......................................   $1,057.88    $1,656.66    $2,175.05    $3,521.04
with IPP & EBB Riders.................................   $1,095.81    $1,769.72    $2,364.16    $3,903.01
with IPP & ADBR Riders................................   $1,100.56    $1,783.82    $2,387.68    $3,950.22
with EBB & ADBR Riders................................   $1,086.33    $1,741.57    $2,317.26    $3,809.29
with All Riders.......................................   $1,129.00    $1,868.73    $2,529.89    $4,238.49
---------------------------------------------------------------------------------------------------------

                                                               EXPENSES IF YOU SURRENDER YOUR POLICY
---------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                         1 YR         3 YR         5 YR        10 YR
---------------------------------------------------------------------------------------------------------

MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders....................................   $1,020.89    $1,546.25    $1,990.17    $3,146.39
with IPP Rider........................................   $1,063.58    $1,673.59    $2,203.26    $3,577.47
with EBB Rider........................................   $1,049.35    $1,631.27    $2,132.67    $3,435.92
with ADBR Rider.......................................   $1,054.10    $1,645.39    $2,156.26    $3,483.35
with IPP & EBB Riders.................................   $1,092.04    $1,758.60    $2,345.76    $3,866.99
with IPP & ADBR Riders................................   $1,096.78    $1,772.71    $2,369.33    $3,914.42
with EBB & ADBR Riders................................   $1,082.55    $1,730.41    $2,298.76    $3,772.87
with All Riders.......................................   $1,125.24    $1,857.72    $2,511.83    $4,203.92
---------------------------------------------------------------------------------------------------------

MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders....................................   $1,014.24    $1,526.30    $1,956.59    $3,077.45
with IPP Rider........................................   $1,056.95    $1,653.89    $2,170.45    $3,511.84
with EBB Rider........................................   $1,042.72    $1,611.50    $2,099.63    $3,369.21
with ADBR Rider.......................................   $1,047.46    $1,625.65    $2,123.29    $3,417.00
with IPP & EBB Riders.................................   $1,085.43    $1,739.09    $2,313.48    $3,803.60
with IPP & ADBR Riders................................   $1,090.18    $1,753.24    $2,337.15    $3,851.39
with EBB & ADBR Riders................................   $1,075.94    $1,710.84    $2,266.31    $3,708.74
with All Riders.......................................   $1,118.66    $1,838.44    $2,480.18    $4,143.14
---------------------------------------------------------------------------------------------------------

MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders....................................   $1,018.04    $1,537.71    $1,975.81    $3,116.90
with IPP Rider........................................   $1,060.74    $1,665.14    $2,189.21    $3,549.39
with EBB Rider........................................   $1,046.51    $1,622.81    $2,118.54    $3,407.40
with ADBR Rider.......................................   $1,051.25    $1,636.93    $2,142.13    $3,454.96
with IPP & EBB Riders.................................   $1,089.21    $1,750.24    $2,331.94    $3,839.88
with IPP & ADBR Riders................................   $1,093.95    $1,764.36    $2,355.55    $3,887.46
with EBB & ADBR Riders................................   $1,079.72    $1,722.02    $2,284.86    $3,745.43
with All Riders.......................................   $1,122.42    $1,849.46    $2,498.28    $4,177.93
---------------------------------------------------------------------------------------------------------

MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders....................................   $  980.02    $1,423.23    $1,782.33    $2,715.18
with IPP Rider........................................   $1,022.89    $1,552.25    $2,000.25    $3,167.03
with EBB Rider........................................   $1,008.60    $1,509.38    $1,928.07    $3,018.66
with ADBR Rider.......................................   $1,013.36    $1,523.68    $1,952.18    $3,068.35
with IPP & EBB Riders.................................   $1,051.47    $1,638.39    $2,145.98    $3,470.49
with IPP & ADBR Riders................................   $1,056.24    $1,652.69    $2,170.10    $3,520.21
with EBB & ADBR Riders................................   $1,041.95    $1,609.83    $2,097.93    $3,371.84
with All Riders.......................................   $1,084.82    $1,738.84    $2,315.84    $3,823.68
---------------------------------------------------------------------------------------------------------

MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders....................................   $1,039.90    $1,603.10    $2,085.56    $3,340.74
with IPP Rider........................................   $1,082.51    $1,729.64    $2,296.42    $3,762.44
with EBB Rider........................................   $1,068.31    $1,687.60    $2,226.58    $3,623.98
with ADBR Rider.......................................   $1,073.04    $1,701.63    $2,249.91    $3,670.35
with IPP & EBB Riders.................................   $1,110.91    $1,814.13    $2,437.44    $4,045.66
with IPP & ADBR Riders................................   $1,115.64    $1,828.16    $2,460.77    $4,092.06
with EBB & ADBR Riders................................   $1,101.44    $1,786.12    $2,390.93    $3,953.60
with All Riders.......................................   $1,144.04    $1,912.65    $2,601.78    $4,375.29
---------------------------------------------------------------------------------------------------------

MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders....................................   $1,008.53    $1,509.19    $1,927.73    $3,017.97
with IPP Rider........................................   $1,051.28    $1,637.01    $2,142.27    $3,455.22
with EBB Rider........................................   $1,037.03    $1,594.53    $2,071.20    $3,311.64
with ADBR Rider.......................................   $1,041.78    $1,608.70    $2,094.94    $3,359.75
with IPP & EBB Riders.................................   $1,079.77    $1,722.36    $2,285.74    $3,748.91
with IPP & ADBR Riders................................   $1,084.52    $1,736.54    $2,309.48    $3,797.02
with EBB & ADBR Riders................................   $1,070.27    $1,694.07    $2,238.43    $3,653.43
with All Riders.......................................   $1,113.02    $1,821.89    $2,452.95    $4,090.69
---------------------------------------------------------------------------------------------------------

                                                               EXPENSES IF YOU SURRENDER YOUR POLICY
---------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                         1 YR         3 YR         5 YR        10 YR
---------------------------------------------------------------------------------------------------------

MAINSTAY VP VALUE--SERVICE CLASS(1)
without any Riders....................................   $1,006.63    $1,503.47    $1,918.10    $2,998.06
with IPP Rider........................................   $1,049.38    $1,631.38    $2,132.86    $3,436.27
with EBB Rider........................................   $1,035.13    $1,588.88    $2,061.73    $3,292.39
with ADBR Rider.......................................   $1,039.88    $1,603.05    $2,085.48    $3,340.59
with IPP & EBB Riders.................................   $1,077.89    $1,716.78    $2,276.48    $3,730.61
with IPP & ADBR Riders................................   $1,082.64    $1,730.96    $2,300.24    $3,778.80
with EBB & ADBR Riders................................   $1,068.39    $1,688.47    $2,229.11    $3,634.92
with All Riders.......................................   $1,111.14    $1,816.37    $2,443.87    $4,073.15
---------------------------------------------------------------------------------------------------------

ALGER AMERICAN SMALLCAP GROWTH --CLASS S SHARES(2)
without any Riders....................................   $1,039.90    $1,603.10    $2,085.56    $3,340.74
with IPP Rider........................................   $1,082.51    $1,729.64    $2,296.42    $3,762.44
with EBB Rider........................................   $1,068.31    $1,687.60    $2,226.58    $3,623.98
with ADBR Rider.......................................   $1,073.04    $1,701.63    $2,249.91    $3,670.35
with IPP & EBB Riders.................................   $1,110.91    $1,814.13    $2,437.44    $4,045.66
with IPP & ADBR Riders................................   $1,115.64    $1,828.16    $2,460.77    $4,092.06
with EBB & ADBR Riders................................   $1,101.44    $1,786.12    $2,390.93    $3,953.60
with All Riders.......................................   $1,144.04    $1,912.65    $2,601.78    $4,375.29
---------------------------------------------------------------------------------------------------------

CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders....................................   $1,010.43    $1,514.89    $1,937.37    $3,037.83
with IPP Rider........................................   $1,053.17    $1,642.64    $2,151.67    $3,474.13
with EBB Rider........................................   $1,038.92    $1,600.19    $2,080.69    $3,330.87
with ADBR Rider.......................................   $1,043.67    $1,614.35    $2,104.39    $3,378.86
with IPP & EBB Riders.................................   $1,081.66    $1,727.94    $2,294.99    $3,767.17
with IPP & ADBR Riders................................   $1,086.41    $1,742.11    $2,318.72    $3,815.17
with EBB & ADBR Riders................................   $1,072.16    $1,699.66    $2,247.73    $3,671.91
with All Riders.......................................   $1,114.90    $1,827.41    $2,462.04    $4,108.21
---------------------------------------------------------------------------------------------------------

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES --CLASS
  B
without any Riders....................................   $1,033.25    $1,583.23    $2,052.26    $3,273.16
with IPP Rider........................................   $1,075.88    $1,710.04    $2,263.89    $3,698.12
with EBB Rider........................................   $1,061.67    $1,667.91    $2,193.81    $3,558.58
with ADBR Rider.......................................   $1,066.40    $1,681.97    $2,217.22    $3,605.33
with IPP & EBB Riders.................................   $1,104.30    $1,794.72    $2,405.44    $3,983.54
with IPP & ADBR Riders................................   $1,109.04    $1,808.77    $2,428.85    $4,030.28
with EBB & ADBR Riders................................   $1,094.83    $1,766.64    $2,358.76    $3,890.76
with All Riders.......................................   $1,137.46    $1,893.45    $2,570.39    $4,315.70
---------------------------------------------------------------------------------------------------------

DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders....................................   $1,029.44    $1,571.87    $2,033.20    $3,234.34
with IPP Rider........................................   $1,072.09    $1,698.83    $2,245.27    $3,661.14
with EBB Rider........................................   $1,057.88    $1,656.64    $2,175.04    $3,521.01
with ADBR Rider.......................................   $1,062.62    $1,670.73    $2,198.50    $3,567.96
with IPP & EBB Riders.................................   $1,100.53    $1,783.61    $2,387.10    $3,947.84
with IPP & ADBR Riders................................   $1,105.27    $1,797.69    $2,410.57    $3,994.78
with EBB & ADBR Riders................................   $1,091.05    $1,755.50    $2,340.33    $3,854.64
with All Riders.......................................   $1,133.70    $1,882.47    $2,552.41    $4,281.47
---------------------------------------------------------------------------------------------------------



(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                               EXPENSES IF YOU SURRENDER YOUR POLICY
---------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                         1 YR         3 YR         5 YR        10 YR
---------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders....................................   $1,010.43    $1,514.89    $1,937.37    $3,037.83
with IPP Rider........................................   $1,053.17    $1,642.64    $2,151.67    $3,474.13
with EBB Rider........................................   $1,038.92    $1,600.19    $2,080.69    $3,330.87
with ADBR Rider.......................................   $1,043.67    $1,614.35    $2,104.39    $3,378.86
with IPP & EBB Riders.................................   $1,081.66    $1,727.94    $2,294.99    $3,767.17
with IPP & ADBR Riders................................   $1,086.41    $1,742.11    $2,318.72    $3,815.17
with EBB & ADBR Riders................................   $1,072.16    $1,699.66    $2,247.73    $3,671.91
with All Riders.......................................   $1,114.90    $1,827.41    $2,462.04    $4,108.21

---------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders....................................   $1,000.93    $1,486.32    $1,889.14    $2,938.12
with IPP Rider........................................   $1,043.71    $1,614.46    $2,104.57    $3,379.20
with EBB Rider........................................   $1,029.45    $1,571.88    $2,033.21    $3,234.37
with ADBR Rider.......................................   $1,034.20    $1,586.08    $2,057.05    $3,282.89
with IPP & EBB Riders.................................   $1,072.23    $1,700.02    $2,248.65    $3,675.49
with IPP & ADBR Riders................................   $1,076.98    $1,714.23    $2,272.49    $3,724.01
with EBB & ADBR Riders................................   $1,062.72    $1,671.64    $2,201.12    $3,579.15
with All Riders.......................................   $1,105.50    $1,799.79    $2,416.56    $4,020.28
---------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders....................................   $1,011.39    $1,517.75    $1,942.18    $3,047.76
with IPP Rider........................................   $1,054.12    $1,645.46    $2,156.37    $3,483.57
with EBB Rider........................................   $1,039.88    $1,603.03    $2,085.43    $3,340.48
with ADBR Rider.......................................   $1,044.62    $1,617.18    $2,109.13    $3,388.41
with IPP & EBB Riders.................................   $1,082.61    $1,730.74    $2,299.63    $3,776.31
with IPP & ADBR Riders................................   $1,087.36    $1,744.90    $2,323.32    $3,824.24
with EBB & ADBR Riders................................   $1,073.11    $1,702.46    $2,252.38    $3,681.13
with All Riders.......................................   $1,115.84    $1,830.17    $2,466.58    $4,116.97
---------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders....................................   $1,002.83    $1,492.03    $1,898.79    $2,958.12
with IPP Rider........................................   $1,045.60    $1,620.10    $2,114.01    $3,398.28
with EBB Rider........................................   $1,031.34    $1,577.55    $2,042.73    $3,253.74
with ADBR Rider.......................................   $1,036.10    $1,591.75    $2,066.54    $3,302.16
with IPP & EBB Riders.................................   $1,074.11    $1,705.61    $2,257.93    $3,693.88
with IPP & ADBR Riders................................   $1,078.87    $1,719.82    $2,281.75    $3,742.31
with EBB & ADBR Riders................................   $1,064.61    $1,677.26    $2,210.47    $3,597.79
with All Riders.......................................   $1,107.38    $1,805.32    $2,425.67    $4,037.93
---------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders....................................   $1,012.34    $1,520.60    $1,946.99    $3,057.66
with IPP Rider........................................   $1,055.06    $1,648.27    $2,161.07    $3,493.01
with EBB Rider........................................   $1,040.82    $1,605.85    $2,090.17    $3,350.07
with ADBR Rider.......................................   $1,045.57    $1,620.01    $2,113.85    $3,397.95
with IPP & EBB Riders.................................   $1,083.55    $1,733.52    $2,304.25    $3,785.41
with IPP & ADBR Riders................................   $1,088.29    $1,747.68    $2,327.93    $3,833.28
with EBB & ADBR Riders................................   $1,074.05    $1,705.25    $2,257.02    $3,690.33
with All Riders.......................................   $1,116.78    $1,832.92    $2,471.10    $4,125.68
---------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders....................................   $1,029.44    $1,571.87    $2,033.20    $3,234.34
with IPP Rider........................................   $1,072.09    $1,698.83    $2,245.27    $3,661.14
with EBB Rider........................................   $1,057.88    $1,656.64    $2,175.04    $3,521.01
with ADBR Rider.......................................   $1,062.62    $1,670.73    $2,198.50    $3,567.96
with IPP & EBB Riders.................................   $1,100.53    $1,783.61    $2,387.10    $3,947.84
with IPP & ADBR Riders................................   $1,105.27    $1,797.69    $2,410.57    $3,994.78
with EBB & ADBR Riders................................   $1,091.05    $1,755.50    $2,340.33    $3,854.64
with All Riders.......................................   $1,133.70    $1,882.47    $2,552.41    $4,281.47
---------------------------------------------------------------------------------------------------------

                                                               EXPENSES IF YOU SURRENDER YOUR POLICY
---------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                         1 YR         3 YR         5 YR        10 YR
---------------------------------------------------------------------------------------------------------

MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders....................................   $1,032.30    $1,580.40    $2,047.52    $3,263.47
with IPP Rider........................................   $1,074.94    $1,707.24    $2,259.24    $3,688.88
with EBB Rider........................................   $1,060.72    $1,665.09    $2,189.12    $3,549.21
with ADBR Rider.......................................   $1,065.46    $1,679.17    $2,212.56    $3,596.02
with IPP & EBB Riders.................................   $1,103.36    $1,791.94    $2,400.86    $3,974.63
with IPP & ADBR Riders................................   $1,108.10    $1,806.00    $2,424.28    $4,021.43
with EBB & ADBR Riders................................   $1,093.89    $1,763.86    $2,354.16    $3,881.74
with All Riders.......................................   $1,136.52    $1,890.70    $2,565.89    $4,307.16
---------------------------------------------------------------------------------------------------------

MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders....................................   $1,029.44    $1,571.87    $2,033.20    $3,234.34
with IPP Rider........................................   $1,072.09    $1,698.83    $2,245.27    $3,661.14
with EBB Rider........................................   $1,057.88    $1,656.64    $2,175.04    $3,521.01
with ADBR Rider.......................................   $1,062.62    $1,670.73    $2,198.50    $3,567.96
with IPP & EBB Riders.................................   $1,100.53    $1,783.61    $2,387.10    $3,947.84
with IPP & ADBR Riders................................   $1,105.27    $1,797.69    $2,410.57    $3,994.78
with EBB & ADBR Riders................................   $1,091.05    $1,755.50    $2,340.33    $3,854.64
with All Riders.......................................   $1,133.70    $1,882.47    $2,552.41    $4,281.47
---------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN AMT MID-CAP GROWTH --CLASS S
without any Riders....................................   $1,033.25    $1,583.23    $2,052.26    $3,273.16
with IPP Rider........................................   $1,075.88    $1,710.04    $2,263.89    $3,698.12
with EBB Rider........................................   $1,061.67    $1,667.91    $2,193.81    $3,558.58
with ADBR Rider.......................................   $1,066.40    $1,681.97    $2,217.22    $3,605.33
with IPP & EBB Riders.................................   $1,104.30    $1,794.72    $2,405.44    $3,983.54
with IPP & ADBR Riders................................   $1,109.04    $1,808.77    $2,428.85    $4,030.28
with EBB & ADBR Riders................................   $1,094.83    $1,766.64    $2,358.76    $3,890.76
with All Riders.......................................   $1,137.46    $1,893.45    $2,570.39    $4,315.70
---------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders....................................   $1,049.41    $1,631.44    $2,132.95    $3,436.48
with IPP Rider........................................   $1,091.97    $1,757.59    $2,342.71    $3,853.54
with EBB Rider........................................   $1,077.78    $1,715.66    $2,273.23    $3,716.58
with ADBR Rider.......................................   $1,082.51    $1,729.66    $2,296.44    $3,762.49
with IPP & EBB Riders.................................   $1,120.34    $1,841.82    $2,483.00    $4,133.68
with IPP & ADBR Riders................................   $1,125.07    $1,855.80    $2,506.19    $4,179.55
with EBB & ADBR Riders................................   $1,110.88    $1,813.89    $2,436.72    $4,042.61
with All Riders.......................................   $1,153.44    $1,940.03    $2,646.48    $4,459.69
---------------------------------------------------------------------------------------------------------

ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders....................................   $1,027.54    $1,566.18    $2,023.65    $3,214.85
with IPP Rider........................................   $1,070.20    $1,693.22    $2,235.94    $3,642.62
with EBB Rider........................................   $1,055.98    $1,651.01    $2,165.64    $3,502.17
with ADBR Rider.......................................   $1,060.72    $1,665.10    $2,189.13    $3,549.22
with IPP & EBB Riders.................................   $1,098.64    $1,778.05    $2,377.93    $3,929.92
with IPP & ADBR Riders................................   $1,103.38    $1,792.14    $2,401.42    $3,976.99
with EBB & ADBR Riders................................   $1,089.16    $1,749.93    $2,331.10    $3,836.53
with All Riders.......................................   $1,131.82    $1,876.97    $2,543.41    $4,264.31
---------------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders....................................   $1,029.44    $1,571.87    $2,033.20    $3,234.34
with IPP Rider........................................   $1,072.09    $1,698.83    $2,245.27    $3,661.14
with EBB Rider........................................   $1,057.88    $1,656.64    $2,175.04    $3,521.01
with ADBR Rider.......................................   $1,062.62    $1,670.73    $2,198.50    $3,567.96
with IPP & EBB Riders.................................   $1,100.53    $1,783.61    $2,387.10    $3,947.84
with IPP & ADBR Riders................................   $1,105.27    $1,797.69    $2,410.57    $3,994.78
with EBB & ADBR Riders................................   $1,091.05    $1,755.50    $2,340.33    $3,854.64
with All Riders.......................................   $1,133.70    $1,882.47    $2,552.41    $4,281.47
---------------------------------------------------------------------------------------------------------

                                                               EXPENSES IF YOU SURRENDER YOUR POLICY
---------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                         1 YR         3 YR         5 YR        10 YR
---------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE HARD ASSETS FUND
without any Riders....................................   $1,020.89    $1,546.25    $1,990.17    $3,146.39
with IPP Rider........................................   $1,063.58    $1,673.59    $2,203.26    $3,577.47
with EBB Rider........................................   $1,049.35    $1,631.27    $2,132.67    $3,435.92
with ADBR Rider.......................................   $1,054.10    $1,645.39    $2,156.26    $3,483.35
with IPP & EBB Riders.................................   $1,092.04    $1,758.60    $2,345.76    $3,866.99
with IPP & ADBR Riders................................   $1,096.78    $1,772.71    $2,369.33    $3,914.42
with EBB & ADBR Riders................................   $1,082.55    $1,730.41    $2,298.76    $3,772.87
with All Riders.......................................   $1,125.24    $1,857.72    $2,511.83    $4,203.92
---------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders....................................   $1,108.34    $1,805.79    $2,422.33    $4,009.04
with IPP Rider........................................   $1,150.63    $1,929.54    $2,625.34    $4,398.42
with EBB Rider........................................   $1,136.54    $1,888.42    $2,558.10    $4,270.56
with ADBR Rider.......................................   $1,141.23    $1,902.14    $2,580.56    $4,313.39
with IPP & EBB Riders.................................   $1,178.83    $2,012.16    $2,761.11    $4,659.95
with IPP & ADBR Riders................................   $1,183.53    $2,025.88    $2,783.57    $4,702.76
with EBB & ADBR Riders................................   $1,169.43    $1,984.76    $2,716.32    $4,574.91
with All Riders.......................................   $1,211.73    $2,108.51    $2,919.34    $4,964.30
---------------------------------------------------------------------------------------------------------

VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders....................................   $1,042.75    $1,611.61    $2,099.80    $3,369.57
with IPP Rider........................................   $1,085.34    $1,738.03    $2,310.33    $3,789.87
with EBB Rider........................................   $1,071.14    $1,696.02    $2,240.61    $3,651.87
with ADBR Rider.......................................   $1,075.88    $1,710.03    $2,263.88    $3,698.09
with IPP & EBB Riders.................................   $1,113.73    $1,822.44    $2,451.12    $4,072.17
with IPP & ADBR Riders................................   $1,118.47    $1,836.46    $2,474.42    $4,118.40
with EBB & ADBR Riders................................   $1,104.27    $1,794.45    $2,404.70    $3,980.41
with All Riders.......................................   $1,146.86    $1,920.87    $2,615.21    $4,400.68

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2008
                                       FOR
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   (FORMERLY MAINSTAY ELITE VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Elite Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Elite Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago IL 60686. Terms used but not defined in this SAI have the same meaning as in the current New York Life Elite Variable Annuity Prospectus.

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                      (a/b)
Where: a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain
                   distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period.

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner(s) or Annuitant's lifetime, you must send a duly executed instrument of assignment to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policy owner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENT BE REVIEWED IMMEDIATELY TO ENSURE THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                                   APPENDIX 1

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2008

     NYLIAC offers in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington an individual single premium version of the New York Life Elite Variable Annuity policies. This Appendix modifies the May 1, 2008 Statement of Additional Information ("SAI") for the policies to describe the single premium version of the policies.

     When reading this Appendix together with the SAI, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different business days.

     Accordingly, except in the circumstances described above, all references throughout the Statement of Additional Information to premium payments in the plural should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

                          PROSPECTUS DATED MAY 1, 2008

                                       FOR
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
          (FORMERLY LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)

              51 MADISON AVENUE, ROOM 251, NEW YORK, NEW YORK 10010

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This Prospectus describes the individual flexible premium New York Life Premium Plus Elite Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     The New York Life Premium Plus Elite Variable Annuity Policy differs from many other variable annuity policies in that NYLIAC will apply a Credit to your premium payments (see "CREDIT") and the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments made under the policy (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance. Fees and charges for a policy with a Credit may be higher than those for other policies and, over time, the amount of the Credit may be more than offset by those higher charges.

     In certain states NYLIAC offers an individual single premium version of the New York Life Premium Plus Elite Variable Annuity policies. The single premium version is described in Appendix 1 of this Prospectus. The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;
          2) There is a different surrender charge schedule; and
          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, one of Our Dollar Cost Averaging programs, and the variable Investment Divisions listed below.



  -     MainStay VP Balanced--Service Class
  -     MainStay VP Bond--Service Class
  -     MainStay VP Capital Appreciation--Service
        Class
  -     MainStay VP Cash Management
  -     MainStay VP Common Stock--Service Class
  -     MainStay VP Conservative Allocation--Service
        Class
  -     MainStay VP Convertible--Service Class
  -     MainStay VP Developing Growth--Service Class
  -     MainStay VP Floating Rate--Service Class
  -     MainStay VP Government--Service Class
  -     MainStay VP Growth Allocation--Service Class
  -     MainStay VP High Yield Corporate
        Bond--Service Class
  -     MainStay VP ICAP Select Equity--Service
        Class
  -     MainStay VP International Equity--Service
        Class
  -     MainStay VP Large Cap Growth--Service Class
  -     MainStay VP Mid Cap Core--Service Class
  -     MainStay VP Mid Cap Growth--Service Class
  -     MainStay VP Mid Cap Value--Service Class
  -     MainStay VP Moderate Allocation--Service
        Class
  -     MainStay VP Moderate Growth
        Allocation--Service Class
  -     MainStay VP S&P 500 Index--Service Class
  -     MainStay VP Small Cap Growth--Service Class
  -     MainStay VP Total Return--Service Class
  -     MainStay VP Value--Service Class*
  -     Alger American SmallCap Growth--Class S
        Shares (formerly Alger American Small
        Capitalization)
  -     CVS Calvert Social Balanced Portfolio
  -     Columbia Small Cap Value Fund, Variable
        Series--Class B
  -     Dreyfus IP Technology Growth--Service Shares
  -     Fidelity(R) VIP Contrafund(R)--Service Class
        2
  -     Fidelity(R) VIP Equity-Income--Service Class
        2
  -     Fidelity(R) VIP Mid Cap--Service Class 2
  -     Janus Aspen Series Balanced--Service Shares
  -     Janus Aspen Series Worldwide Growth--Service
        Shares
  -     MFS(R) Investors Trust Series--Service Class
  -     MFS(R) Research Series--Service Class
  -     MFS(R) Utilities Series--Service Class
  -     Neuberger Berman AMT Mid-Cap Growth
        Portfolio--Class S
  -     Royce Micro-Cap Portfolio--Investment Class
  -     Royce Small-Cap Portfolio--Investment Class
  -     T. Rowe Price Equity Income Portfolio II
  -     Van Eck Worldwide Hard Assets
  -     Van Kampen UIF Emerging Markets
        Equity--Class II
  -     Victory VIF Diversified Stock--Class A
        Shares




 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

     WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF THESE VARIABLE INVESTMENT DIVISIONS. DEPENDING ON MARKET CONDITIONS, YOU CAN MAKE OR LOSE MONEY IN ANY OF THE INVESTMENT DIVISIONS.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, The Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.


     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS



                                       PAGE
                                       ----
DEFINITIONS..........................     4
TABLE OF FEES AND EXPENSES...........     6
EXAMPLES.............................    11
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE PREMIUM PLUS ELITE VARIABLE
  ANNUITY............................    20
  How Do I Contact NYLIAC?...........    24
FINANCIAL STATEMENTS.................    25
CONDENSED FINANCIAL INFORMATION......    26
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................    28
  New York Life Insurance and Annuity
     Corporation.....................    28
  The Separate Account...............    28
  The Portfolios.....................    28
  Additions, Deletions, or
     Substitutions of Investments....    31
  Reinvestment.......................    31
THE POLICIES.........................    31
  Selecting the Variable Annuity
     That's Right for You............    32
  Qualified and Non-Qualified
     Policies........................    34
  Policy Application and Premium
     Payments........................    34
  Payments Returned for Insufficient
     Funds...........................    35
  Credit.............................    35
  Your Right to Cancel ("Free
     Look")..........................    36
  Issue Ages.........................    36
  Transfers..........................    37
  Limits on Transfers................    37
  Virtual Service Center and
     Interactive Voice Response
     System..........................    39
  Dollar Cost Averaging (DCA)
     Programs........................    40
     (a) Traditional Dollar Cost
         Averaging...................    41
     (b) The DCA Advantage Account...    41
  Automatic Asset Reallocation.......    42
  Interest Sweep.....................    42
  Accumulation Period................    43
     (a) Crediting of Premium
         Payments....................    43
     (b) Valuation of Accumulation
         Units.......................    43
  Riders.............................    43
     (a) Living Needs Benefit Rider..    43
     (b) Unemployment Benefit Rider..    44
     (c) Annual Death Benefit Reset
         Rider (optional)............    44
     (d) Investment Protection Plan
         Rider (optional)............    45
     (e) Enhanced Beneficiary Benefit
         Rider (optional)............    47
     (f) Enhanced Spousal Continuance
         Rider (optional)............    49
     (g) Upromise Account Rider
         (optional)..................    49
  Policyowner Inquiries..............    49
  Records and Reports................    49
CHARGES AND DEDUCTIONS...............    50
  Surrender Charges..................    50
  Amount of Surrender Charge.........    50
  Exceptions to Surrender Charges....    50
  Mortality and Expense Risk and
     Administrative Costs Charge.....    51
  Calculating the Mortality and
     Expense Risk and Administrative
     Costs Charge....................    51
OTHER CHARGES........................    53
     (a)  Policy Service Charge......    53
     (b)  Fund Charges...............    53
     (c)  Annual Death Benefit Reset
          Rider Charge (optional)....    53
     (d)  Investment Protection Plan
          Rider Charge (optional)....    53
     (e)  Rider Risk Charge
          Adjustment (optional)......    53
     (f)  Enhanced Beneficiary
          Benefit Rider Charge
          (optional).................    54
     (g) Transfer Fees...............    54
  Group and Sponsored Arrangements...    54
  Taxes..............................    54
DISTRIBUTIONS UNDER THE POLICY.......    55
  Surrenders and Withdrawals.........    55
     (a) Surrenders..................    55
     (b) Partial Withdrawals.........    55
     (c) Periodic Partial
         Withdrawals.................    55
     (d) Hardship Withdrawals........    56
  Required Minimum Distribution
     Option..........................    56
  Our Right to Cancel................    56
  Annuity Commencement Date..........    56
  Death Before Annuity Commencement..    57
  Income Payments....................    57
     (a) Election of Income Payment
         Options.....................    57
     (b) Proof of Survivorship.......    58
  Delay of Payments..................    58
  Designation of Beneficiary.........    58
  Restrictions Under Code Section
     403(b)(11)......................    59
THE FIXED ACCOUNT....................    59
  (a) Interest Crediting.............    59
  (b) Transfers to the Investment
      Divisions......................    59
THE DCA ADVANTAGE ACCOUNT............    60
FEDERAL TAX MATTERS..................    60
  Introduction.......................    60
  Taxation of Annuities in General...    60
  Qualified Policies.................    61
     (a) 403(b) Plans................    62
     (b) Individual Retirement
         Annuities...................    62
     (c) Roth Individual Retirement
         Annuities...................    63
     (d) Inherited IRAs..............    63
     (e) SIMPLE IRAs.................    63
  Taxation of Death Benefits.........    64
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................    64
VOTING RIGHTS........................    64
TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........    66
APPENDIX 1...........................   A-1




THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ADJUSTED PREMIUM PAYMENT--The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the Policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

CREDIT--An amount We will apply to your Accumulation Value at the time of your premium payments. The Credit is calculated as a percentage of (each) premium payment(s) and will never be less than 2 percent (the Credit Rate). The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy. The Credit Rate schedule as of the date of this prospectus is described in the section entitled "Credit." With notice to you, in Our sole discretion, We may change both the Credit Rates and the total premium payment brackets applicable to future premium payments under this policy.(1)

DOLLAR COST AVERAGING ("DCA") ADVANTAGE ACCOUNT--The 6-month period account from which you are permitted to transfer amounts to the Investment Divisions proportionally on a monthly basis.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Account.

DCA ACCUMULATION VALUE--The sum of premium payments and any Credits allocated to the DCA Advantage Account, plus interest credited on those premium payments and any Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and any annual policy service charge that may already have been assessed. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of all premium payments and any Credits allocated to the Fixed Account plus interest credited on those premium payments and any Credits, less any transfer or partial withdrawals from the Fixed Account, and less any surrender charges, rider charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.


----------
1 For single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-IV, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                                  8.00%
as a percentage of the amount withdrawn(1)
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a        $30
Policy Year
(currently no charge for the first 12 transfers in a Policy Year).
--------------------------------------------------------------------------------------



(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 7% during Payment Year 4; 6% during Payment Year 5; 5% during Payment Year 6; 4% during Payment Year 7; 3% during Payment Years 8, 9 and 10; and 0% thereafter. In some states, the percentages applied to calculate the maximum Surrender Charge are modified as indicated in Appendix I of this Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


--------------------------------------------------------------------------------------
Annual Policy Service Charge (for policies with less than $100,000                $30
Accumulation Value)
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE     1.90%
COSTS CHARGE (calculated as an annualized percentage of the Adjusted Premium
Payments allocated to the Investment Divisions and the DCA Advantage Account,
deducted on a quarterly basis; a pro rata portion of the charge may be deducted on the date the policy is surrendered and upon payment of death benefit proceeds based on the Accumulation Value).





                             OPTIONAL RIDER CHARGES


--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ANNUAL DEATH BENEFIT RESET RIDER CHARGE (calculated as      1.00%
  an annualized percentage of the Reset Value as of the last Policy
  Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term
  "Reset Value," see "THE POLICIES-Riders-Annual Death Benefit Reset
  Rider").
--------------------------------------------------------------------------------------
     Current Annual Death Benefit Rider Charge if the oldest Owner or            0.30%
     Annuitant is age 65 or younger
--------------------------------------------------------------------------------------
     Current Annual Death Benefit Rider Charge if the oldest Owner or            0.35%
     Annuitant is age 66 to 75 inclusive
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE (calculated as      1.00%
  an annualized percentage of the amount that is guaranteed under this rider, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
     Current Investment Protection Plan Rider Charge                             0.45%
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time charge for           2.00%
  cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the
  Investment Protection Plan Rider; please contact your Registered
  Representative to determine the percentage We are currently charging before you select this feature).
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated       1.00%
  as an annualized percentage of the policy's Accumulation Value, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
     Current Enhanced Beneficiary Benefit Rider Charge                           0.30%
--------------------------------------------------------------------------------------

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


-----------------------------------------------------------------------------------------
                                                                         MINIMUM  MAXIMUM
-----------------------------------------------------------------------------------------
Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
  expenses as of 12/31/07                                                 0.49%    1.93%





(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2007. The Fund or its agents provided the fees and charges that are based on 2007 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.





                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     ESTIMATED
                                                                                                    UNDERLYING     TOTAL FUND
                                              ADVISORY   ADMINISTRATION      12B-1       OTHER    PORTFOLIO FEES     ANNUAL
                    FUND                         FEE           FEE        FEES(sec.)   EXPENSES    AND EXPENSES     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative                        0.00%         0.00%          0.25%       0.08%(a)      0.60%(b)       0.93%
Allocation -- Service Class
MainStay VP Growth Allocation -- Service        0.00%         0.00%          0.25%       0.07%(c)      0.72%(b)       1.04%
Class
MainStay VP Moderate Allocation -- Service      0.00%         0.00%          0.25%       0.06%(c)      0.63%(b)       0.94%
Class
MainStay VP Moderate Growth                     0.00%         0.00%          0.25%       0.05%(c)      0.68%(b)       0.98%
Allocation -- Service Class





(#) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. For the year ended December 31, 2007, NYLIM recouped 0.01% in expenses which are not included in the table above.



(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2007. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds and the actual expenses of the Underlying Portfolios/Funds.



(c) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. Expenses have been restated to reflect current fees.


---------------------------------------------------------------------------------------------------------------------
                                                                                                           TOTAL FUND
                                         ADVISORY    ADMINISTRATION            12B-1             OTHER       ANNUAL
                 FUND                      FEES           FEES              FEES(sec.)         EXPENSES    EXPENSE(A)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class      0.75%(b)      0.00%                 0.25%             0.07%(c)     1.07%(d)

---------------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Service Class          0.49%(e)(f)   0.00%                 0.25%             0.05%(f)     0.79%

---------------------------------------------------------------------------------------------------------------------
MainStay VP Capital
  Appreciation -- Service Class            0.61%(g)(f)   0.00%                 0.25%             0.04%(f)     0.90%

---------------------------------------------------------------------------------------------------------------------
MainStay VP Cash Management                0.44%(h)(f)   0.00%                 0.00%             0.05%(f)     0.49%

---------------------------------------------------------------------------------------------------------------------
MainStay VP Common Stock -- Service
  Class                                    0.54%(i)(f)   0.00%                 0.25%             0.05%(c)(f)  0.84%(d)

---------------------------------------------------------------------------------------------------------------------
MainStay VP Convertible -- Service
  Class                                    0.60%(j)(f)   0.00%                 0.25%             0.06%(c)(f)  0.91%(d)

---------------------------------------------------------------------------------------------------------------------
MainStay VP Developing
  Growth -- Service Class                  0.80%(k)(f)   0.00%                 0.25%             0.12%(f)     1.17%

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                           TOTAL FUND
                                         ADVISORY    ADMINISTRATION            12B-1             OTHER       ANNUAL
                 FUND                      FEES           FEES              FEES(sec.)         EXPENSES    EXPENSE(A)
---------------------------------------------------------------------------------------------------------------------
MainStay VP Floating Rate -- Service Class
0.60%(l)                                   0.00%         0.25%                 0.07%             0.92%

---------------------------------------------------------------------------------------------------------------------
MainStay VP Government -- Service
  Class                                    0.50%(m)(f)   0.00%                 0.25%             0.06%(f)     0.81%

---------------------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
  Bond -- Service Class                    0.56%(n)(f)   0.00%                 0.25%             0.05%(c)(f)  0.86%(d)

---------------------------------------------------------------------------------------------------------------------
MainStay VP ICAP Select
  Equity -- Service Class                  0.78%(o)(f)   0.00%                 0.25%             0.06%(f)     1.09%

---------------------------------------------------------------------------------------------------------------------
MainStay VP International
  Equity -- Service Class                  0.88%(p)(f)   0.00%                 0.25%             0.09%(c)(f)  1.22%(d)

---------------------------------------------------------------------------------------------------------------------
MainStay VP Large Cap
  Growth -- Service Class                  0.75%(q)(f)   0.00%                 0.25%             0.05%(f)     1.05%(r)

---------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Core -- Service
  Class                                    0.85%(s)      0.00%                 0.25%             0.06%(c)     1.16%(d)

---------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Growth -- Service
  Class                                    0.75%(t)      0.00%                 0.25%             0.05%(c)     1.05%(d)

---------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Value -- Service
  Class                                    0.70%(u)      0.00%                 0.25%             0.06%(c)     1.01%(d)

---------------------------------------------------------------------------------------------------------------------
MainStay VP S&P 500 Index -- Service
  Class                                    0.29%(v)(f)   0.00%                 0.25%             0.04%(f)     0.58%

---------------------------------------------------------------------------------------------------------------------
MainStay VP Small Cap
  Growth -- Service Class                  0.90%(w)      0.00%                 0.25%             0.06%        1.21%

---------------------------------------------------------------------------------------------------------------------
MainStay VP Total Return -- Service
  Class                                    0.57%(x)(f)   0.00%                 0.25%             0.06%(c)(f)  0.88%(d)

---------------------------------------------------------------------------------------------------------------------
MainStay VP Value -- Service Class(*)      0.36%(l)      0.20%                 0.25%             0.05%(c)     0.86%(d)

---------------------------------------------------------------------------------------------------------------------
Alger American SmallCap
  Growth -- Class S Shares(**)             0.81%         0.00%                 0.25%             0.15%        1.21%

---------------------------------------------------------------------------------------------------------------------
CVS Calvert Social Balanced Portfolio     0.425%(y)      0.275%                0.00%             0.20%        0.90%

---------------------------------------------------------------------------------------------------------------------
Columbia Small Cap Value Fund,
  Variable Series -- Class B               0.80%(z)      0.00%                 0.25%             0.09%(aa)    1.14%(bb)

---------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology
  Growth -- Service Class                  0.75%(cc)     0.00%                 0.25%             0.10%(dd)    1.10%

---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP
  Contrafund(R) -- Service Class 2         0.56%(y)      0.00%                 0.25%             0.09%        0.90%(ee)

---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-
  Income -- Service Class 2                0.46%(y)      0.00%                 0.25%             0.09%        0.80%

---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap -- Service
  Class 2                                  0.56%(y)      0.00%                 0.25%             0.10%        0.91%(ee)

---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced -- Service
  Shares                                   0.55%(ff)     0.00%                 0.25%             0.02%        0.82%

---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide
  Growth -- Service Shares(gg)             0.65%(ff)     0.00%                 0.25%             0.02%        0.92%

---------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust
  Series -- Service Class                  0.75%(l)      0.00%                 0.25%             0.10%        1.10%(hh)

---------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series -- Service
  Class                                    0.75%(l)      0.00%                 0.25%             0.13%        1.13%(hh)

---------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -- Service
  Class                                    0.75%(l)      0.00%                 0.25%             0.10%        1.10%(hh)

---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap
  Growth -- Class S                        0.82%(ii)     0.00%                 0.25%             0.07%        1.14%(jj)

---------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap
  Portfolio -- Investment Class            1.25%         0.00%                 0.00%             0.06%        1.31%

---------------------------------------------------------------------------------------------------------------------
Royce Small-Cap
  Portfolio -- Investment Class            1.00%         0.00%                 0.00%             0.08%        1.08%

---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio
  II                                       0.85%(kk)     0.00%                 0.25%             0.00%        1.10%

---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund         1.00%         0.00%                 0.00%             0.01%        1.01%

---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
  Equity -- Class II(ll)                   1.21%(l)      0.00%                 0.35%(mm)         0.37%        1.93%
---------------------------------------------------------------------------------------------------------------------
Victory VIF Diversified Stock -- Class
  A Shares                                 0.30%(l)      0.00%                 0.25%             0.69%        1.24%(nn)
---------------------------------------------------------------------------------------------------------------------




(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(*) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.



(**) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.



(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(b) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.

(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other fund in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other fund in which the Portfolio may invest.



(e) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.



(f)     Expenses have been restated to reflect current fees.



(g) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.



(h) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.



(i) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.



(j) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.



(k) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.



(l)     The fees designated as "Advisory Fees" reflect "Management Fees."



(m) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.



(n) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.



(o) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million up to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, NYLIM has agreed contractually to waive a portion of its management fee so that the management fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million up to $1 billion and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2009, and may be modified only with Board approval. With this waiver, the Total Fund Annual Expenses were 1.04%. There is no guarantee that this contractual waiver will continue beyond that date.



(p) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.



(q) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.



(r) NYLIM voluntarily has committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to NYLIM exceeds 0.10%. This has resulted in a benefit of 0.02%. With this waiver, the Total Fund Annual Expenses were 1.03%. There is no guarantee this waiver will continue.



(s) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.



(t) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.



(u) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.



(v) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, NYLIM has voluntarily agreed to waive a portion of its management fee so that the Management Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Total Fund Annual Expenses were 0.53%.

(w) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.



(x) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.



(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees".



(z) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; and 0.70% for assets in excess of $1 billion.



(aa) "Other Expenses" include Acquired Fund Fees and Expenses that are less than 0.01%.



(bb) The Distributor and/or the Advisor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. The Distributor will first reimburse the distribution fee up to 0.25% annually of the class# daily net assets to reach the 1.10% limit. If additional reimbursement is needed to meet the limit, the Advisor will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed, the Advisor will waive a portion of its investment advisory fee to the extent necessary. If the waiver were reflected in the table, the 12b-1 fee would be 0.21% and the Total Fund Annual Expenses would be 1.10%. The Advisor or the Distributor may modify or terminate these arrangements at any time.



(cc) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.



(dd) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.



(ee) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.89% for Fidelity(R) VIP Contrafund(R) -- Service Class 2, 0.54% for Fidelity(R) VIP Equity-Income -- Initial Class, and 0.90% for Fidelity(R) VIP Mid Cap -- Service Class 2. These offsets may be discontinued at any time.



(ff) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year.



(gg) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Growth Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").



(hh) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.



(ii) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



(jj) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio -- Class S shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(kk) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



(ll) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.



(mm) The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.



(nn) Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

EXAMPLES
     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value), mortality and expense risk and administrative costs charges, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

                                           EXPENSES IF YOU                                  EXPENSES IF YOU
                                              ANNUITIZED                                       SURRENDER
                                             YOUR POLICY                                      YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.......   $1,045.61   $  953.92   $1,620.12   $3,398.30    $1,045.61   $1,715.28   $2,212.80   $3,723.55
with IPP Rider...........   $1,088.18   $1,089.18   $1,841.33   $3,817.21    $1,088.18   $1,840.30   $2,420.78   $4,128.11
with EBB Rider...........   $1,073.99   $1,044.23   $1,768.06   $3,679.66    $1,073.99   $1,798.76   $2,351.90   $3,995.28
with ADBR Rider..........   $1,078.72   $1,059.23   $1,792.53   $3,725.74    $1,078.72   $1,812.62   $2,374.91   $4,039.78
with IPP & EBB Riders....   $1,116.57   $1,179.50   $1,989.28   $4,098.57    $1,116.57   $1,923.79   $2,559.89   $4,399.83
with IPP & ADBR Riders...   $1,121.30   $1,194.50   $2,013.75   $4,144.66    $1,121.30   $1,937.65   $2,582.90   $4,444.34
with EBB & ADBR Riders...   $1,107.11   $1,149.55   $1,940.48   $4,007.11    $1,107.11   $1,896.10   $2,514.02   $4,311.52
with All Riders..........   $1,149.68   $1,284.81   $2,161.69   $4,426.01    $1,149.68   $2,021.12   $2,722.00   $4,716.06
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.......   $1,018.99   $  868.74   $1,479.70   $3,126.75    $1,018.99   $1,636.54   $2,080.77   $3,461.28
with IPP Rider...........   $1,061.69   $1,005.17   $1,704.18   $3,558.77    $1,061.69   $1,762.65   $2,291.84   $3,878.54
with EBB Rider...........   $1,047.46   $  959.82   $1,629.82   $3,416.90    $1,047.46   $1,720.74   $2,221.92   $3,741.52
with ADBR Rider..........   $1,052.20   $  974.96   $1,654.67   $3,464.43    $1,052.20   $1,734.73   $2,245.29   $3,787.42
with IPP & EBB Riders....   $1,090.15   $1,096.26   $1,854.31   $3,848.92    $1,090.15   $1,846.85   $2,433.00   $4,158.78
with IPP & ADBR Riders...   $1,094.90   $1,111.39   $1,879.14   $3,896.44    $1,094.90   $1,860.83   $2,456.35   $4,204.67
with EBB & ADBR Riders...   $1,080.67   $1,066.05   $1,804.78   $3,754.58    $1,080.67   $1,818.92   $2,386.43   $4,067.66
with All Riders..........   $1,123.36   $1,202.49   $2,029.27   $4,186.60    $1,123.36   $1,945.03   $2,597.51   $4,484.92
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.......   $1,029.44   $  902.25   $1,535.06   $3,234.34    $1,029.44   $1,667.52   $2,132.83   $3,565.19
with IPP Rider...........   $1,072.09   $1,038.22   $1,758.24   $3,661.14    $1,072.09   $1,793.20   $2,342.67   $3,977.39
with EBB Rider...........   $1,057.88   $  993.05   $1,684.33   $3,521.01    $1,057.88   $1,751.44   $2,273.18   $3,842.07
with ADBR Rider..........   $1,062.62   $1,008.13   $1,709.02   $3,567.96    $1,062.62   $1,765.38   $2,296.39   $3,887.41
with IPP & EBB Riders....   $1,100.53   $1,129.01   $1,907.51   $3,947.84    $1,100.53   $1,877.12   $2,483.02   $4,254.29
with IPP & ADBR Riders...   $1,105.27   $1,144.09   $1,932.21   $3,994.78    $1,105.27   $1,891.06   $2,506.24   $4,299.63
with EBB & ADBR Riders...   $1,091.05   $1,098.92   $1,858.29   $3,854.64    $1,091.05   $1,849.30   $2,436.74   $4,164.29
with All Riders..........   $1,133.70   $1,234.89   $2,081.48   $4,281.47    $1,133.70   $1,974.98   $2,646.59   $4,576.52
MAINSTAY VP CASH MANAGEMENT
without any Riders.......   $  990.48   $  776.90   $1,327.40   $2,827.26    $  990.48   $1,551.66   $1,937.56   $3,171.99
with IPP Rider...........   $1,033.30   $  914.60   $1,555.41   $3,273.69    $1,033.30   $1,678.93   $2,151.96   $3,603.20
with EBB Rider...........   $1,019.03   $  868.85   $1,479.89   $3,127.12    $1,019.03   $1,636.64   $2,080.95   $3,461.63
with ADBR Rider..........   $1,023.79   $  884.11   $1,505.11   $3,176.21    $1,023.79   $1,650.75   $2,104.67   $3,509.05
with IPP & EBB Riders....   $1,061.85   $1,006.54   $1,707.90   $3,573.56    $1,061.85   $1,763.92   $2,295.35   $3,892.86
with IPP & ADBR Riders...   $1,066.61   $1,021.80   $1,733.13   $3,622.67    $1,066.61   $1,778.03   $2,319.07   $3,940.30
with EBB & ADBR Riders...   $1,052.34   $  976.05   $1,657.61   $3,476.06    $1,052.34   $1,735.74   $2,248.06   $3,798.69
with All Riders..........   $1,095.16   $1,113.75   $1,885.63   $3,922.52    $1,095.16   $1,863.02   $2,462.46   $4,229.93
                                          EXPENSES IF YOU
                                          DO NOT SURRENDER
                                            YOUR POLICY
-----------------------------------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR        5 YR       10 YR
-----------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.......   $312.08   $  953.92   $1,620.12   $3,398.30
with IPP Rider...........   $357.96   $1,089.18   $1,841.33   $3,817.21
with EBB Rider...........   $342.66   $1,044.23   $1,768.06   $3,679.66
with ADBR Rider..........   $347.76   $1,059.23   $1,792.53   $3,725.74
with IPP & EBB Riders....   $388.54   $1,179.50   $1,989.28   $4,098.57
with IPP & ADBR Riders...   $393.64   $1,194.50   $2,013.75   $4,144.66
with EBB & ADBR Riders...   $378.35   $1,149.55   $1,940.48   $4,007.11
with All Riders..........   $424.23   $1,284.81   $2,161.69   $4,426.01
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.......   $283.40   $  868.74   $1,479.70   $3,126.75
with IPP Rider...........   $329.41   $1,005.17   $1,704.18   $3,558.77
with EBB Rider...........   $314.07   $  959.82   $1,629.82   $3,416.90
with ADBR Rider..........   $319.18   $  974.96   $1,654.67   $3,464.43
with IPP & EBB Riders....   $360.08   $1,096.26   $1,854.31   $3,848.92
with IPP & ADBR Riders...   $365.19   $1,111.39   $1,879.14   $3,896.44
with EBB & ADBR Riders...   $349.86   $1,066.05   $1,804.78   $3,754.58
with All Riders..........   $395.87   $1,202.49   $2,029.27   $4,186.60
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.......   $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider...........   $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider...........   $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider..........   $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders....   $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders...   $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders...   $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders..........   $407.00   $1,234.89   $2,081.48   $4,281.47
MAINSTAY VP CASH MANAGEMENT
without any Riders.......   $252.67   $  776.90   $1,327.40   $2,827.26
with IPP Rider...........   $298.82   $  914.60   $1,555.41   $3,273.69
with EBB Rider...........   $283.44   $  868.85   $1,479.89   $3,127.12
with ADBR Rider..........   $288.56   $  884.11   $1,505.11   $3,176.21
with IPP & EBB Riders....   $329.58   $1,006.54   $1,707.90   $3,573.56
with IPP & ADBR Riders...   $334.71   $1,021.80   $1,733.13   $3,622.67
with EBB & ADBR Riders...   $319.33   $  976.05   $1,657.61   $3,476.06
with All Riders..........   $365.48   $1,113.75   $1,885.63   $3,922.52

                                           EXPENSES IF YOU                                  EXPENSES IF YOU
                                              ANNUITIZED                                       SURRENDER
                                             YOUR POLICY                                      YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.......   $1,023.74   $  883.97   $1,504.89   $3,175.79    $1,023.74   $1,650.63   $2,104.46   $3,508.65
with IPP Rider...........   $1,066.42   $1,020.20   $1,728.79   $3,605.45    $1,066.42   $1,776.54   $2,314.98   $3,923.61
with EBB Rider...........   $1,052.19   $  974.94   $1,654.63   $3,464.36    $1,052.19   $1,734.71   $2,245.25   $3,787.36
with ADBR Rider..........   $1,056.93   $  990.05   $1,679.41   $3,511.65    $1,056.93   $1,748.67   $2,268.55   $3,833.02
with IPP & EBB Riders....   $1,094.87   $1,111.16   $1,878.53   $3,894.02    $1,094.87   $1,860.62   $2,455.77   $4,202.32
with IPP & ADBR Riders...   $1,099.61   $1,126.26   $1,903.29   $3,941.27    $1,099.61   $1,874.58   $2,479.05   $4,247.96
with EBB & ADBR Riders...   $1,085.38   $1,080.99   $1,829.13   $3,800.20    $1,085.38   $1,832.73   $2,409.33   $4,111.71
with All Riders..........   $1,128.06   $1,217.22   $2,053.02   $4,229.86    $1,128.06   $1,958.65   $2,619.84   $4,526.69
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.......   $1,032.30   $  911.39   $1,550.13   $3,263.47    $1,032.30   $1,675.97   $2,146.99   $3,593.33
with IPP Rider...........   $1,074.94   $1,047.23   $1,772.95   $3,688.88    $1,074.94   $1,801.53   $2,356.50   $4,004.19
with EBB Rider...........   $1,060.72   $1,002.09   $1,699.15   $3,549.21    $1,060.72   $1,759.81   $2,287.11   $3,869.30
with ADBR Rider..........   $1,065.46   $1,017.17   $1,723.82   $3,596.02    $1,065.46   $1,773.74   $2,310.30   $3,914.50
with IPP & EBB Riders....   $1,103.36   $1,137.94   $1,922.00   $3,974.63    $1,103.36   $1,885.37   $2,496.64   $4,280.16
with IPP & ADBR Riders...   $1,108.10   $1,153.00   $1,946.64   $4,021.43    $1,108.10   $1,899.29   $2,519.81   $4,325.36
with EBB & ADBR Riders...   $1,093.89   $1,107.87   $1,872.84   $3,881.74    $1,093.89   $1,857.58   $2,450.42   $4,190.46
with All Riders..........   $1,136.52   $1,243.70   $2,095.68   $4,307.16    $1,136.52   $1,983.13   $2,659.94   $4,601.32
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.......   $1,030.40   $  905.30   $1,540.08   $3,244.06    $1,030.40   $1,670.34   $2,137.55   $3,574.58
with IPP Rider...........   $1,073.04   $1,041.24   $1,763.17   $3,670.41    $1,073.04   $1,795.99   $2,347.30   $3,986.35
with EBB Rider...........   $1,058.83   $  996.07   $1,689.27   $3,530.41    $1,058.83   $1,754.24   $2,277.82   $3,851.14
with ADBR Rider..........   $1,063.57   $1,011.14   $1,713.95   $3,577.32    $1,063.57   $1,768.17   $2,301.03   $3,896.44
with IPP & EBB Riders....   $1,101.47   $1,131.99   $1,912.34   $3,956.77    $1,101.47   $1,879.87   $2,487.56   $4,262.92
with IPP & ADBR Riders...   $1,106.21   $1,147.07   $1,937.03   $4,003.67    $1,106.21   $1,893.81   $2,510.78   $4,308.21
with EBB & ADBR Riders...   $1,092.00   $1,101.90   $1,863.14   $3,863.69    $1,092.00   $1,852.06   $2,441.30   $4,173.02
with All Riders..........   $1,134.64   $1,237.82   $2,086.20   $4,290.03    $1,134.64   $1,977.69   $2,651.03   $4,584.78
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders.......   $1,055.11   $  984.24   $1,669.88   $3,493.47    $1,055.11   $1,743.30   $2,259.59   $3,815.46
with IPP Rider...........   $1,097.65   $1,119.07   $1,889.93   $3,907.77    $1,097.65   $1,867.93   $2,466.48   $4,215.56
with EBB Rider...........   $1,083.47   $1,074.26   $1,817.04   $3,771.75    $1,083.47   $1,826.51   $2,397.95   $4,084.21
with ADBR Rider..........   $1,088.19   $1,089.22   $1,841.38   $3,817.31    $1,088.19   $1,840.33   $2,420.84   $4,128.21
with IPP & EBB Riders....   $1,126.00   $1,209.11   $2,037.10   $4,186.06    $1,126.00   $1,951.15   $2,604.85   $4,484.31
with IPP & ADBR Riders...   $1,130.73   $1,224.06   $2,061.45   $4,231.64    $1,130.73   $1,964.97   $2,627.74   $4,528.33
with EBB & ADBR Riders...   $1,116.55   $1,179.25   $1,988.56   $4,095.59    $1,116.55   $1,923.55   $2,559.21   $4,396.95
with All Riders..........   $1,159.08   $1,314.10   $2,208.61   $4,509.90    $1,159.08   $2,048.19   $2,766.10   $4,797.05
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.......   $1,031.35   $  908.34   $1,545.10   $3,253.77    $1,031.35   $1,673.15   $2,142.27   $3,583.96
with IPP Rider...........   $1,073.99   $1,044.24   $1,768.07   $3,679.66    $1,073.99   $1,798.76   $2,351.91   $3,995.28
with EBB Rider...........   $1,059.77   $  999.08   $1,694.21   $3,539.82    $1,059.77   $1,757.02   $2,282.47   $3,860.23
with ADBR Rider..........   $1,064.51   $1,014.14   $1,718.88   $3,586.66    $1,064.51   $1,770.94   $2,305.66   $3,905.47
with IPP & EBB Riders....   $1,102.41   $1,134.96   $1,917.16   $3,965.70    $1,102.41   $1,882.62   $2,492.09   $4,271.54
with IPP & ADBR Riders...   $1,107.15   $1,150.02   $1,941.82   $4,012.55    $1,107.15   $1,896.54   $2,515.28   $4,316.78
with EBB & ADBR Riders...   $1,092.94   $1,104.88   $1,867.99   $3,872.71    $1,092.94   $1,854.81   $2,445.86   $4,181.74
with All Riders..........   $1,135.58   $1,240.77   $2,090.94   $4,298.60    $1,135.58   $1,980.41   $2,655.49   $4,593.06
                                          EXPENSES IF YOU
                                          DO NOT SURRENDER
                                            YOUR POLICY
-----------------------------------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR        5 YR       10 YR
-----------------------------------------------------------------------
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.......   $288.51   $  883.97   $1,504.89   $3,175.79
with IPP Rider...........   $334.50   $1,020.20   $1,728.79   $3,605.45
with EBB Rider...........   $319.17   $  974.94   $1,654.63   $3,464.36
with ADBR Rider..........   $324.28   $  990.05   $1,679.41   $3,511.65
with IPP & EBB Riders....   $365.16   $1,111.16   $1,878.53   $3,894.02
with IPP & ADBR Riders...   $370.27   $1,126.26   $1,903.29   $3,941.27
with EBB & ADBR Riders...   $354.94   $1,080.99   $1,829.13   $3,800.20
with All Riders..........   $400.93   $1,217.22   $2,053.02   $4,229.86
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.......   $297.74   $  911.39   $1,550.13   $3,263.47
with IPP Rider...........   $343.68   $1,047.23   $1,772.95   $3,688.88
with EBB Rider...........   $328.37   $1,002.09   $1,699.15   $3,549.21
with ADBR Rider..........   $333.47   $1,017.17   $1,723.82   $3,596.02
with IPP & EBB Riders....   $374.31   $1,137.94   $1,922.00   $3,974.63
with IPP & ADBR Riders...   $379.42   $1,153.00   $1,946.64   $4,021.43
with EBB & ADBR Riders...   $364.10   $1,107.87   $1,872.84   $3,881.74
with All Riders..........   $410.05   $1,243.70   $2,095.68   $4,307.16
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.......   $295.69   $  905.30   $1,540.08   $3,244.06
with IPP Rider...........   $341.64   $1,041.24   $1,763.17   $3,670.41
with EBB Rider...........   $326.32   $  996.07   $1,689.27   $3,530.41
with ADBR Rider..........   $331.43   $1,011.14   $1,713.95   $3,577.32
with IPP & EBB Riders....   $372.28   $1,131.99   $1,912.34   $3,956.77
with IPP & ADBR Riders...   $377.38   $1,147.07   $1,937.03   $4,003.67
with EBB & ADBR Riders...   $362.07   $1,101.90   $1,863.14   $3,863.69
with All Riders..........   $408.02   $1,237.82   $2,086.20   $4,290.03
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders.......   $322.32   $  984.24   $1,669.88   $3,493.47
with IPP Rider...........   $368.15   $1,119.07   $1,889.93   $3,907.77
with EBB Rider...........   $352.87   $1,074.26   $1,817.04   $3,771.75
with ADBR Rider..........   $357.97   $1,089.22   $1,841.38   $3,817.31
with IPP & EBB Riders....   $398.71   $1,209.11   $2,037.10   $4,186.06
with IPP & ADBR Riders...   $403.80   $1,224.06   $2,061.45   $4,231.64
with EBB & ADBR Riders...   $388.52   $1,179.25   $1,988.56   $4,095.59
with All Riders..........   $434.36   $1,314.10   $2,208.61   $4,509.90
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.......   $296.71   $  908.34   $1,545.10   $3,253.77
with IPP Rider...........   $342.66   $1,044.24   $1,768.07   $3,679.66
with EBB Rider...........   $327.34   $  999.08   $1,694.21   $3,539.82
with ADBR Rider..........   $332.45   $1,014.14   $1,718.88   $3,586.66
with IPP & EBB Riders....   $373.29   $1,134.96   $1,917.16   $3,965.70
with IPP & ADBR Riders...   $378.40   $1,150.02   $1,941.82   $4,012.55
with EBB & ADBR Riders...   $363.08   $1,104.88   $1,867.99   $3,872.71
with All Riders..........   $409.03   $1,240.77   $2,090.94   $4,298.60

                                           EXPENSES IF YOU                                  EXPENSES IF YOU
                                              ANNUITIZED                                       SURRENDER
                                             YOUR POLICY                                      YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.......   $1,020.89   $  874.83   $1,489.77   $3,146.39    $1,020.89   $1,642.17   $2,090.24   $3,480.25
with IPP Rider...........   $1,063.58   $1,011.19   $1,714.03   $3,577.47    $1,063.58   $1,768.21   $2,301.10   $3,896.59
with EBB Rider...........   $1,049.35   $  965.87   $1,639.75   $3,435.92    $1,049.35   $1,726.32   $2,231.26   $3,759.89
with ADBR Rider..........   $1,054.10   $  981.00   $1,664.57   $3,483.35    $1,054.10   $1,740.31   $2,254.60   $3,805.69
with IPP & EBB Riders....   $1,092.04   $1,102.23   $1,864.01   $3,866.99    $1,092.04   $1,852.36   $2,442.12   $4,176.22
with IPP & ADBR Riders...   $1,096.78   $1,117.34   $1,888.81   $3,914.42    $1,096.78   $1,866.33   $2,465.44   $4,222.04
with EBB & ADBR Riders...   $1,082.55   $1,072.04   $1,814.53   $3,772.87    $1,082.55   $1,824.46   $2,395.60   $4,085.32
with All Riders..........   $1,125.24   $1,208.38   $2,038.77   $4,203.92    $1,125.24   $1,950.48   $2,606.44   $4,501.64
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......   $1,042.75   $  944.82   $1,605.15   $3,369.57    $1,042.75   $1,706.87   $2,198.73   $3,695.81
with IPP Rider...........   $1,085.34   $1,080.20   $1,826.72   $3,789.87    $1,085.34   $1,832.00   $2,407.05   $4,101.71
with EBB Rider...........   $1,071.14   $1,035.22   $1,753.34   $3,651.87    $1,071.14   $1,790.42   $2,338.06   $3,968.44
with ADBR Rider..........   $1,075.88   $1,050.22   $1,777.84   $3,698.09    $1,075.88   $1,804.29   $2,361.09   $4,013.08
with IPP & EBB Riders....   $1,113.73   $1,170.60   $1,974.89   $4,072.17    $1,113.73   $1,915.56   $2,546.37   $4,374.34
with IPP & ADBR Riders...   $1,118.47   $1,185.62   $1,999.41   $4,118.40    $1,118.47   $1,929.44   $2,569.42   $4,418.99
with EBB & ADBR Riders...   $1,104.27   $1,140.63   $1,926.03   $3,980.41    $1,104.27   $1,887.86   $2,500.43   $4,285.74
with All Riders..........   $1,146.86   $1,276.01   $2,147.59   $4,400.68    $1,146.86   $2,012.99   $2,708.74   $4,691.61
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders.......   $1,025.64   $  890.06   $1,514.95   $3,195.33    $1,025.64   $1,656.26   $2,113.92   $3,527.52
with IPP Rider...........   $1,068.31   $1,026.20   $1,738.61   $3,624.04    $1,068.31   $1,782.09   $2,324.21   $3,941.57
with EBB Rider...........   $1,054.09   $  980.98   $1,664.54   $3,483.30    $1,054.09   $1,740.29   $2,254.57   $3,805.65
with ADBR Rider..........   $1,058.83   $  996.06   $1,689.28   $3,530.44    $1,058.83   $1,754.23   $2,277.83   $3,851.18
with IPP & EBB Riders....   $1,096.75   $1,117.12   $1,888.20   $3,912.00    $1,096.75   $1,866.13   $2,464.87   $4,219.68
with IPP & ADBR Riders...   $1,101.49   $1,132.20   $1,912.94   $3,959.15    $1,101.49   $1,880.07   $2,488.12   $4,265.22
with EBB & ADBR Riders...   $1,087.27   $1,086.97   $1,838.86   $3,818.38    $1,087.27   $1,838.26   $2,418.47   $4,129.27
with All Riders..........   $1,129.94   $1,223.11   $2,062.53   $4,247.09    $1,129.94   $1,964.10   $2,628.77   $4,543.33
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders.......   $1,047.51   $  959.98   $1,630.08   $3,417.41    $1,047.51   $1,720.89   $2,222.17   $3,742.01
with IPP Rider...........   $1,090.08   $1,095.18   $1,851.08   $3,835.41    $1,090.08   $1,845.84   $2,429.95   $4,145.68
with EBB Rider...........   $1,075.89   $1,050.25   $1,777.88   $3,698.15    $1,075.89   $1,804.32   $2,361.13   $4,013.13
with ADBR Rider..........   $1,080.62   $1,065.24   $1,802.33   $3,744.13    $1,080.62   $1,818.17   $2,384.12   $4,057.54
with IPP & EBB Riders....   $1,118.46   $1,185.43   $1,998.86   $4,116.14    $1,118.46   $1,929.26   $2,568.90   $4,416.80
with IPP & ADBR Riders...   $1,123.18   $1,200.41   $2,023.30   $4,162.10    $1,123.18   $1,943.11   $2,591.88   $4,461.19
with EBB & ADBR Riders...   $1,109.00   $1,155.49   $1,950.11   $4,024.89    $1,109.00   $1,901.59   $2,523.07   $4,328.68
with All Riders..........   $1,151.56   $1,290.68   $2,171.11   $4,442.88    $1,151.56   $2,026.55   $2,730.85   $4,732.35
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders.......   $1,059.86   $  999.35   $1,694.66   $3,540.67    $1,059.86   $1,757.27   $2,282.89   $3,861.05
with IPP Rider...........   $1,102.37   $1,133.99   $1,914.15   $3,952.73    $1,102.37   $1,881.72   $2,489.25   $4,258.97
with EBB Rider...........   $1,088.20   $1,089.25   $1,841.45   $3,817.42    $1,088.20   $1,840.37   $2,420.90   $4,128.32
with ADBR Rider..........   $1,092.93   $1,104.18   $1,865.74   $3,862.75    $1,092.93   $1,854.17   $2,443.73   $4,172.08
with IPP & EBB Riders....   $1,130.71   $1,223.89   $2,060.92   $4,229.46    $1,130.71   $1,964.81   $2,627.25   $4,526.21
with IPP & ADBR Riders...   $1,135.44   $1,238.81   $2,085.20   $4,274.76    $1,135.44   $1,978.60   $2,650.07   $4,569.96
with EBB & ADBR Riders...   $1,121.27   $1,194.07   $2,012.52   $4,139.50    $1,121.27   $1,937.25   $2,581.74   $4,439.34
with All Riders..........   $1,163.78   $1,328.72   $2,232.00   $4,551.54    $1,163.78   $2,061.70   $2,788.10   $4,837.24
                                          EXPENSES IF YOU
                                          DO NOT SURRENDER
                                            YOUR POLICY
-----------------------------------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR        5 YR       10 YR
-----------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.......   $285.45   $  874.83   $1,489.77   $3,146.39
with IPP Rider...........   $331.45   $1,011.19   $1,714.03   $3,577.47
with EBB Rider...........   $316.11   $  965.87   $1,639.75   $3,435.92
with ADBR Rider..........   $321.22   $  981.00   $1,664.57   $3,483.35
with IPP & EBB Riders....   $362.11   $1,102.23   $1,864.01   $3,866.99
with IPP & ADBR Riders...   $367.22   $1,117.34   $1,888.81   $3,914.42
with EBB & ADBR Riders...   $351.89   $1,072.04   $1,814.53   $3,772.87
with All Riders..........   $397.89   $1,208.38   $2,038.77   $4,203.92
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......   $309.00   $  944.82   $1,605.15   $3,369.57
with IPP Rider...........   $354.89   $1,080.20   $1,826.72   $3,789.87
with EBB Rider...........   $339.59   $1,035.22   $1,753.34   $3,651.87
with ADBR Rider..........   $344.69   $1,050.22   $1,777.84   $3,698.09
with IPP & EBB Riders....   $385.49   $1,170.60   $1,974.89   $4,072.17
with IPP & ADBR Riders...   $390.59   $1,185.62   $1,999.41   $4,118.40
with EBB & ADBR Riders...   $375.29   $1,140.63   $1,926.03   $3,980.41
with All Riders..........   $421.18   $1,276.01   $2,147.59   $4,400.68
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders.......   $290.56   $  890.06   $1,514.95   $3,195.33
with IPP Rider...........   $336.54   $1,026.20   $1,738.61   $3,624.04
with EBB Rider...........   $321.21   $  980.98   $1,664.54   $3,483.30
with ADBR Rider..........   $326.32   $  996.06   $1,689.28   $3,530.44
with IPP & EBB Riders....   $367.19   $1,117.12   $1,888.20   $3,912.00
with IPP & ADBR Riders...   $372.30   $1,132.20   $1,912.94   $3,959.15
with EBB & ADBR Riders...   $356.97   $1,086.97   $1,838.86   $3,818.38
with All Riders..........   $402.95   $1,223.11   $2,062.53   $4,247.09
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders.......   $314.13   $  959.98   $1,630.08   $3,417.41
with IPP Rider...........   $360.00   $1,095.18   $1,851.08   $3,835.41
with EBB Rider...........   $344.71   $1,050.25   $1,777.88   $3,698.15
with ADBR Rider..........   $349.80   $1,065.24   $1,802.33   $3,744.13
with IPP & EBB Riders....   $390.58   $1,185.43   $1,998.86   $4,116.14
with IPP & ADBR Riders...   $395.67   $1,200.41   $2,023.30   $4,162.10
with EBB & ADBR Riders...   $380.38   $1,155.49   $1,950.11   $4,024.89
with All Riders..........   $426.25   $1,290.68   $2,171.11   $4,442.88
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders.......   $327.44   $  999.35   $1,694.66   $3,540.67
with IPP Rider...........   $373.25   $1,133.99   $1,914.15   $3,952.73
with EBB Rider...........   $357.98   $1,089.25   $1,841.45   $3,817.42
with ADBR Rider..........   $363.07   $1,104.18   $1,865.74   $3,862.75
with IPP & EBB Riders....   $403.79   $1,223.89   $2,060.92   $4,229.46
with IPP & ADBR Riders...   $408.88   $1,238.81   $2,085.20   $4,274.76
with EBB & ADBR Riders...   $393.61   $1,194.07   $2,012.52   $4,139.50
with All Riders..........   $439.42   $1,328.72   $2,232.00   $4,551.54

                                           EXPENSES IF YOU                                  EXPENSES IF YOU
                                              ANNUITIZED                                       SURRENDER
                                             YOUR POLICY                                      YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders.......   $1,043.71   $  947.85   $1,610.15   $3,379.15    $1,043.71   $1,709.67   $2,203.43   $3,705.06
with IPP Rider...........   $1,086.29   $1,083.20   $1,831.58   $3,798.99    $1,086.29   $1,834.77   $2,411.62   $4,110.51
with EBB Rider...........   $1,072.10   $1,038.22   $1,758.24   $3,661.14    $1,072.10   $1,793.20   $2,342.67   $3,977.39
with ADBR Rider..........   $1,076.83   $1,053.24   $1,782.75   $3,707.33    $1,076.83   $1,807.08   $2,365.71   $4,022.00
with IPP & EBB Riders....   $1,114.68   $1,173.58   $1,979.69   $4,080.97    $1,114.68   $1,918.31   $2,550.88   $4,382.84
with IPP & ADBR Riders...   $1,119.41   $1,188.58   $2,004.19   $4,127.15    $1,119.41   $1,932.18   $2,573.91   $4,427.44
with EBB & ADBR Riders...   $1,105.22   $1,143.59   $1,930.83   $3,989.31    $1,105.22   $1,890.60   $2,504.94   $4,294.32
with All Riders..........   $1,147.80   $1,278.95   $2,152.29   $4,409.15    $1,147.80   $2,015.70   $2,713.16   $4,699.78
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.......   $1,054.16   $  981.20   $1,664.91   $3,483.99    $1,054.16   $1,740.50   $2,254.92   $3,806.32
with IPP Rider...........   $1,096.70   $1,116.09   $1,885.08   $3,898.76    $1,096.70   $1,865.17   $2,461.92   $4,206.86
with EBB Rider...........   $1,082.52   $1,071.26   $1,812.15   $3,762.57    $1,082.52   $1,823.74   $2,393.35   $4,075.34
with ADBR Rider..........   $1,087.24   $1,086.22   $1,836.51   $3,808.20    $1,087.24   $1,837.57   $2,416.26   $4,119.41
with IPP & EBB Riders....   $1,125.05   $1,206.15   $2,032.32   $4,177.34    $1,125.05   $1,948.41   $2,600.36   $4,475.89
with IPP & ADBR Riders...   $1,129.78   $1,221.11   $2,056.69   $4,222.97    $1,129.78   $1,962.24   $2,623.27   $4,519.96
with EBB & ADBR Riders...   $1,115.60   $1,176.28   $1,983.75   $4,086.77    $1,115.60   $1,920.81   $2,554.69   $4,388.44
with All Riders..........   $1,158.14   $1,311.17   $2,203.94   $4,501.57    $1,158.14   $2,045.48   $2,761.71   $4,789.01
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.......   $1,043.71   $  947.85   $1,610.15   $3,379.15    $1,043.71   $1,709.67   $2,203.43   $3,705.06
with IPP Rider...........   $1,086.29   $1,083.20   $1,831.58   $3,798.99    $1,086.29   $1,834.77   $2,411.62   $4,110.51
with EBB Rider...........   $1,072.10   $1,038.22   $1,758.24   $3,661.14    $1,072.10   $1,793.20   $2,342.67   $3,977.39
with ADBR Rider..........   $1,076.83   $1,053.24   $1,782.75   $3,707.33    $1,076.83   $1,807.08   $2,365.71   $4,022.00
with IPP & EBB Riders....   $1,114.68   $1,173.58   $1,979.69   $4,080.97    $1,114.68   $1,918.31   $2,550.88   $4,382.84
with IPP & ADBR Riders...   $1,119.41   $1,188.58   $2,004.19   $4,127.15    $1,119.41   $1,932.18   $2,573.91   $4,427.44
with EBB & ADBR Riders...   $1,105.22   $1,143.59   $1,930.83   $3,989.31    $1,105.22   $1,890.60   $2,504.94   $4,294.32
with All Riders..........   $1,147.80   $1,278.95   $2,152.29   $4,409.15    $1,147.80   $2,015.70   $2,713.16   $4,699.78
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.......   $1,039.90   $  935.70   $1,590.16   $3,340.74    $1,039.90   $1,698.44   $2,184.63   $3,667.96
with IPP Rider...........   $1,082.51   $1,071.22   $1,812.08   $3,762.44    $1,082.51   $1,823.70   $2,393.29   $4,075.22
with EBB Rider...........   $1,068.31   $1,026.20   $1,738.58   $3,623.98    $1,068.31   $1,782.08   $2,324.18   $3,941.51
with ADBR Rider..........   $1,073.04   $1,041.22   $1,763.13   $3,670.35    $1,073.04   $1,795.97   $2,347.27   $3,986.29
with IPP & EBB Riders....   $1,110.91   $1,161.70   $1,960.49   $4,045.66    $1,110.91   $1,907.33   $2,532.83   $4,348.75
with IPP & ADBR Riders...   $1,115.64   $1,176.73   $1,985.04   $4,092.06    $1,115.64   $1,921.22   $2,555.91   $4,393.56
with EBB & ADBR Riders...   $1,101.44   $1,131.71   $1,911.54   $3,953.60    $1,101.44   $1,879.61   $2,486.81   $4,259.85
with All Riders..........   $1,144.04   $1,267.21   $2,133.45   $4,375.29    $1,144.04   $2,004.86   $2,695.45   $4,667.09
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.......   $1,033.25   $  914.43   $1,555.13   $3,273.16    $1,033.25   $1,678.77   $2,151.69   $3,602.69
with IPP Rider...........   $1,075.88   $1,050.23   $1,777.85   $3,698.12    $1,075.88   $1,804.30   $2,361.10   $4,013.11
with EBB Rider...........   $1,061.67   $1,005.11   $1,704.09   $3,558.58    $1,061.67   $1,762.60   $2,291.76   $3,878.35
with ADBR Rider..........   $1,066.40   $1,020.17   $1,728.73   $3,605.33    $1,066.40   $1,776.51   $2,314.92   $3,923.50
with IPP & EBB Riders....   $1,104.30   $1,140.92   $1,926.81   $3,983.54    $1,104.30   $1,888.12   $2,501.17   $4,288.76
with IPP & ADBR Riders...   $1,109.04   $1,155.96   $1,951.45   $4,030.28    $1,109.04   $1,902.03   $2,524.33   $4,333.91
with EBB & ADBR Riders...   $1,094.83   $1,110.85   $1,877.69   $3,890.76    $1,094.83   $1,860.33   $2,454.98   $4,199.17
with All Riders..........   $1,137.46   $1,246.65   $2,100.41   $4,315.70    $1,137.46   $1,985.85   $2,664.39   $4,609.57
                                          EXPENSES IF YOU
                                          DO NOT SURRENDER
                                            YOUR POLICY
-----------------------------------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR        5 YR       10 YR
-----------------------------------------------------------------------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders.......   $310.03   $  947.85   $1,610.15   $3,379.15
with IPP Rider...........   $355.92   $1,083.20   $1,831.58   $3,798.99
with EBB Rider...........   $340.62   $1,038.22   $1,758.24   $3,661.14
with ADBR Rider..........   $345.72   $1,053.24   $1,782.75   $3,707.33
with IPP & EBB Riders....   $386.51   $1,173.58   $1,979.69   $4,080.97
with IPP & ADBR Riders...   $391.61   $1,188.58   $2,004.19   $4,127.15
with EBB & ADBR Riders...   $376.31   $1,143.59   $1,930.83   $3,989.31
with All Riders..........   $422.20   $1,278.95   $2,152.29   $4,409.15
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.......   $321.29   $  981.20   $1,664.91   $3,483.99
with IPP Rider...........   $367.13   $1,116.09   $1,885.08   $3,898.76
with EBB Rider...........   $351.85   $1,071.26   $1,812.15   $3,762.57
with ADBR Rider..........   $356.94   $1,086.22   $1,836.51   $3,808.20
with IPP & EBB Riders....   $397.69   $1,206.15   $2,032.32   $4,177.34
with IPP & ADBR Riders...   $402.78   $1,221.11   $2,056.69   $4,222.97
with EBB & ADBR Riders...   $387.50   $1,176.28   $1,983.75   $4,086.77
with All Riders..........   $433.34   $1,311.17   $2,203.94   $4,501.57
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.......   $310.03   $  947.85   $1,610.15   $3,379.15
with IPP Rider...........   $355.92   $1,083.20   $1,831.58   $3,798.99
with EBB Rider...........   $340.62   $1,038.22   $1,758.24   $3,661.14
with ADBR Rider..........   $345.72   $1,053.24   $1,782.75   $3,707.33
with IPP & EBB Riders....   $386.51   $1,173.58   $1,979.69   $4,080.97
with IPP & ADBR Riders...   $391.61   $1,188.58   $2,004.19   $4,127.15
with EBB & ADBR Riders...   $376.31   $1,143.59   $1,930.83   $3,989.31
with All Riders..........   $422.20   $1,278.95   $2,152.29   $4,409.15
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.......   $305.93   $  935.70   $1,590.16   $3,340.74
with IPP Rider...........   $351.84   $1,071.22   $1,812.08   $3,762.44
with EBB Rider...........   $336.54   $1,026.20   $1,738.58   $3,623.98
with ADBR Rider..........   $341.64   $1,041.22   $1,763.13   $3,670.35
with IPP & EBB Riders....   $382.44   $1,161.70   $1,960.49   $4,045.66
with IPP & ADBR Riders...   $387.55   $1,176.73   $1,985.04   $4,092.06
with EBB & ADBR Riders...   $372.24   $1,131.71   $1,911.54   $3,953.60
with All Riders..........   $418.15   $1,267.21   $2,133.45   $4,375.29
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.......   $298.76   $  914.43   $1,555.13   $3,273.16
with IPP Rider...........   $344.70   $1,050.23   $1,777.85   $3,698.12
with EBB Rider...........   $329.38   $1,005.11   $1,704.09   $3,558.58
with ADBR Rider..........   $334.49   $1,020.17   $1,728.73   $3,605.33
with IPP & EBB Riders....   $375.32   $1,140.92   $1,926.81   $3,983.54
with IPP & ADBR Riders...   $380.43   $1,155.96   $1,951.45   $4,030.28
with EBB & ADBR Riders...   $365.11   $1,110.85   $1,877.69   $3,890.76
with All Riders..........   $411.05   $1,246.65   $2,100.41   $4,315.70

                                           EXPENSES IF YOU                                  EXPENSES IF YOU
                                              ANNUITIZED                                       SURRENDER
                                             YOUR POLICY                                      YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......   $1,037.05   $  926.59   $1,575.17   $3,311.85    $1,037.05   $1,690.02   $2,170.54   $3,640.05
with IPP Rider...........   $1,079.66   $1,062.23   $1,797.43   $3,734.94    $1,079.66   $1,815.39   $2,379.52   $4,048.66
with EBB Rider...........   $1,065.46   $1,017.16   $1,723.81   $3,596.01    $1,065.46   $1,773.73   $2,310.30   $3,914.50
with ADBR Rider..........   $1,070.19   $1,032.20   $1,748.41   $3,642.55    $1,070.19   $1,787.64   $2,333.42   $3,959.45
with IPP & EBB Riders....   $1,108.07   $1,152.80   $1,946.07   $4,019.09    $1,108.07   $1,899.10   $2,519.27   $4,323.10
with IPP & ADBR Riders...   $1,112.81   $1,167.83   $1,970.66   $4,065.64    $1,112.81   $1,913.00   $2,542.39   $4,368.05
with EBB & ADBR Riders...   $1,098.60   $1,122.76   $1,897.04   $3,926.72    $1,098.60   $1,871.34   $2,473.17   $4,233.89
with All Riders..........   $1,141.22   $1,258.40   $2,119.30   $4,349.80    $1,141.22   $1,996.72   $2,682.15   $4,642.49
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.......   $  999.03   $  804.51   $1,373.28   $2,918.03    $  999.03   $1,577.17   $1,980.70   $3,259.67
with IPP Rider...........   $1,041.82   $  941.83   $1,600.24   $3,360.12    $1,041.82   $1,704.10   $2,194.11   $3,686.68
with EBB Rider...........   $1,027.55   $  896.19   $1,525.05   $3,214.95    $1,027.55   $1,661.92   $2,123.42   $3,546.47
with ADBR Rider..........   $1,032.31   $  911.42   $1,550.18   $3,263.59    $1,032.31   $1,676.00   $2,147.04   $3,593.45
with IPP & EBB Riders....   $1,070.34   $1,033.52   $1,752.02   $3,657.03    $1,070.34   $1,788.85   $2,336.83   $3,973.47
with IPP & ADBR Riders...   $1,075.09   $1,048.74   $1,777.13   $3,705.66    $1,075.09   $1,802.92   $2,360.43   $4,020.44
with EBB & ADBR Riders...   $1,060.83   $1,003.11   $1,701.96   $3,560.51    $1,060.83   $1,760.75   $2,289.76   $3,880.25
with All Riders..........   $1,103.62   $1,140.42   $1,928.90   $4,002.56    $1,103.62   $1,887.67   $2,503.15   $4,307.22
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.......   $1,058.91   $  996.34   $1,689.72   $3,531.27    $1,058.91   $1,754.49   $2,278.24   $3,851.97
with IPP Rider...........   $1,101.43   $1,131.01   $1,909.30   $3,943.74    $1,101.43   $1,878.96   $2,484.70   $4,250.29
with EBB Rider...........   $1,087.26   $1,086.25   $1,836.57   $3,808.30    $1,087.26   $1,837.60   $2,416.31   $4,119.51
with ADBR Rider..........   $1,091.98   $1,101.19   $1,860.86   $3,853.68    $1,091.98   $1,851.40   $2,439.15   $4,163.32
with IPP & EBB Riders....   $1,129.78   $1,220.94   $2,056.17   $4,220.80    $1,129.78   $1,962.08   $2,622.78   $4,517.86
with IPP & ADBR Riders...   $1,134.50   $1,235.87   $2,080.47   $4,266.18    $1,134.50   $1,975.89   $2,645.63   $4,561.67
with EBB & ADBR Riders...   $1,120.33   $1,191.12   $2,007.73   $4,130.73    $1,120.33   $1,934.52   $2,577.24   $4,430.88
with All Riders..........   $1,162.84   $1,325.80   $2,227.33   $4,543.22    $1,162.84   $2,059.01   $2,783.70   $4,829.22
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.......   $1,027.54   $  896.16   $1,525.01   $3,214.85    $1,027.54   $1,661.90   $2,123.37   $3,546.37
with IPP Rider...........   $1,070.20   $1,032.22   $1,748.43   $3,642.62    $1,070.20   $1,787.65   $2,333.45   $3,959.51
with EBB Rider...........   $1,055.98   $  987.01   $1,674.44   $3,502.17    $1,055.98   $1,745.87   $2,263.88   $3,823.87
with ADBR Rider..........   $1,060.72   $1,002.10   $1,699.16   $3,549.22    $1,060.72   $1,759.81   $2,287.12   $3,869.31
with IPP & EBB Riders....   $1,098.64   $1,123.07   $1,897.86   $3,929.92    $1,098.64   $1,871.62   $2,473.94   $4,236.99
with IPP & ADBR Riders...   $1,103.38   $1,138.15   $1,922.58   $3,976.99    $1,103.38   $1,885.57   $2,497.19   $4,282.45
with EBB & ADBR Riders...   $1,089.16   $1,092.95   $1,848.57   $3,836.53    $1,089.16   $1,843.79   $2,427.61   $4,146.80
with All Riders..........   $1,131.82   $1,229.00   $2,072.01   $4,264.31    $1,131.82   $1,969.54   $2,637.69   $4,559.95
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.......   $1,025.64   $  890.06   $1,514.95   $3,195.33    $1,025.64   $1,656.26   $2,113.92   $3,527.52
with IPP Rider...........   $1,068.31   $1,026.20   $1,738.61   $3,624.04    $1,068.31   $1,782.09   $2,324.21   $3,941.57
with EBB Rider...........   $1,054.09   $  980.98   $1,664.54   $3,483.30    $1,054.09   $1,740.29   $2,254.57   $3,805.65
with ADBR Rider..........   $1,058.83   $  996.06   $1,689.28   $3,530.44    $1,058.83   $1,754.23   $2,277.83   $3,851.18
with IPP & EBB Riders....   $1,096.75   $1,117.12   $1,888.20   $3,912.00    $1,096.75   $1,866.13   $2,464.87   $4,219.68
with IPP & ADBR Riders...   $1,101.49   $1,132.20   $1,912.94   $3,959.15    $1,101.49   $1,880.07   $2,488.12   $4,265.22
with EBB & ADBR Riders...   $1,087.27   $1,086.97   $1,838.86   $3,818.38    $1,087.27   $1,838.26   $2,418.47   $4,129.27
with All Riders..........   $1,129.94   $1,223.11   $2,062.53   $4,247.09    $1,129.94   $1,964.10   $2,628.77   $4,543.33
                                          EXPENSES IF YOU
                                          DO NOT SURRENDER
                                            YOUR POLICY
-----------------------------------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR        5 YR       10 YR
-----------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......   $302.85   $  926.59   $1,575.17   $3,311.85
with IPP Rider...........   $348.78   $1,062.23   $1,797.43   $3,734.94
with EBB Rider...........   $333.47   $1,017.16   $1,723.81   $3,596.01
with ADBR Rider..........   $338.57   $1,032.20   $1,748.41   $3,642.55
with IPP & EBB Riders....   $379.39   $1,152.80   $1,946.07   $4,019.09
with IPP & ADBR Riders...   $384.49   $1,167.83   $1,970.66   $4,065.64
with EBB & ADBR Riders...   $369.18   $1,122.76   $1,897.04   $3,926.72
with All Riders..........   $415.11   $1,258.40   $2,119.30   $4,349.80
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.......   $261.88   $  804.51   $1,373.28   $2,918.03
with IPP Rider...........   $307.99   $  941.83   $1,600.24   $3,360.12
with EBB Rider...........   $292.62   $  896.19   $1,525.05   $3,214.95
with ADBR Rider..........   $297.74   $  911.42   $1,550.18   $3,263.59
with IPP & EBB Riders....   $338.73   $1,033.52   $1,752.02   $3,657.03
with IPP & ADBR Riders...   $343.85   $1,048.74   $1,777.13   $3,705.66
with EBB & ADBR Riders...   $328.48   $1,003.11   $1,701.96   $3,560.51
with All Riders..........   $374.59   $1,140.42   $1,928.90   $4,002.56
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.......   $326.42   $  996.34   $1,689.72   $3,531.27
with IPP Rider...........   $372.23   $1,131.01   $1,909.30   $3,943.74
with EBB Rider...........   $356.96   $1,086.25   $1,836.57   $3,808.30
with ADBR Rider..........   $362.05   $1,101.19   $1,860.86   $3,853.68
with IPP & EBB Riders....   $402.78   $1,220.94   $2,056.17   $4,220.80
with IPP & ADBR Riders...   $407.87   $1,235.87   $2,080.47   $4,266.18
with EBB & ADBR Riders...   $392.59   $1,191.12   $2,007.73   $4,130.73
with All Riders..........   $438.41   $1,325.80   $2,227.33   $4,543.22
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.......   $292.61   $  896.16   $1,525.01   $3,214.85
with IPP Rider...........   $338.58   $1,032.22   $1,748.43   $3,642.62
with EBB Rider...........   $323.26   $  987.01   $1,674.44   $3,502.17
with ADBR Rider..........   $328.36   $1,002.10   $1,699.16   $3,549.22
with IPP & EBB Riders....   $369.22   $1,123.07   $1,897.86   $3,929.92
with IPP & ADBR Riders...   $374.33   $1,138.15   $1,922.58   $3,976.99
with EBB & ADBR Riders...   $359.01   $1,092.95   $1,848.57   $3,836.53
with All Riders..........   $404.98   $1,229.00   $2,072.01   $4,264.31
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.......   $290.56   $  890.06   $1,514.95   $3,195.33
with IPP Rider...........   $336.54   $1,026.20   $1,738.61   $3,624.04
with EBB Rider...........   $321.21   $  980.98   $1,664.54   $3,483.30
with ADBR Rider..........   $326.32   $  996.06   $1,689.28   $3,530.44
with IPP & EBB Riders....   $367.19   $1,117.12   $1,888.20   $3,912.00
with IPP & ADBR Riders...   $372.30   $1,132.20   $1,912.94   $3,959.15
with EBB & ADBR Riders...   $356.97   $1,086.97   $1,838.86   $3,818.38
with All Riders..........   $402.95   $1,223.11   $2,062.53   $4,247.09




* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

                                           EXPENSES IF YOU                                  EXPENSES IF YOU
                                              ANNUITIZED                                       SURRENDER
                                             YOUR POLICY                                      YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.......   $1,058.91   $  996.34   $1,689.72   $3,531.27    $1,058.91   $1,754.49   $2,278.24   $3,851.97
with IPP Rider...........   $1,101.43   $1,131.01   $1,909.30   $3,943.74    $1,101.43   $1,878.96   $2,484.70   $4,250.29
with EBB Rider...........   $1,087.26   $1,086.25   $1,836.57   $3,808.30    $1,087.26   $1,837.60   $2,416.31   $4,119.51
with ADBR Rider..........   $1,091.98   $1,101.19   $1,860.86   $3,853.68    $1,091.98   $1,851.40   $2,439.15   $4,163.32
with IPP & EBB Riders....   $1,129.78   $1,220.94   $2,056.17   $4,220.80    $1,129.78   $1,962.08   $2,622.78   $4,517.86
with IPP & ADBR Riders...   $1,134.50   $1,235.87   $2,080.47   $4,266.18    $1,134.50   $1,975.89   $2,645.63   $4,561.67
with EBB & ADBR Riders...   $1,120.33   $1,191.12   $2,007.73   $4,130.73    $1,120.33   $1,934.52   $2,577.24   $4,430.88
with All Riders..........   $1,162.84   $1,325.80   $2,227.33   $4,543.22    $1,162.84   $2,059.01   $2,783.70   $4,829.22
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.......   $1,029.44   $  902.25   $1,535.06   $3,234.34    $1,029.44   $1,667.52   $2,132.83   $3,565.19
with IPP Rider...........   $1,072.09   $1,038.22   $1,758.24   $3,661.14    $1,072.09   $1,793.20   $2,342.67   $3,977.39
with EBB Rider...........   $1,057.88   $  993.05   $1,684.33   $3,521.01    $1,057.88   $1,751.44   $2,273.18   $3,842.07
with ADBR Rider..........   $1,062.62   $1,008.13   $1,709.02   $3,567.96    $1,062.62   $1,765.38   $2,296.39   $3,887.41
with IPP & EBB Riders....   $1,100.53   $1,129.01   $1,907.51   $3,947.84    $1,100.53   $1,877.12   $2,483.02   $4,254.29
with IPP & ADBR Riders...   $1,105.27   $1,144.09   $1,932.21   $3,994.78    $1,105.27   $1,891.06   $2,506.24   $4,299.63
with EBB & ADBR Riders...   $1,091.05   $1,098.92   $1,858.29   $3,854.64    $1,091.05   $1,849.30   $2,436.74   $4,164.29
with All Riders..........   $1,133.70   $1,234.89   $2,081.48   $4,281.47    $1,133.70   $1,974.98   $2,646.59   $4,576.52
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.......   $1,052.26   $  975.14   $1,654.96   $3,465.02    $1,052.26   $1,734.89   $2,245.56   $3,787.99
with IPP Rider...........   $1,094.80   $1,110.10   $1,875.36   $3,880.69    $1,094.80   $1,859.64   $2,452.78   $4,189.41
with EBB Rider...........   $1,080.62   $1,065.26   $1,802.37   $3,744.21    $1,080.62   $1,818.19   $2,384.16   $4,057.62
with ADBR Rider..........   $1,085.35   $1,080.23   $1,826.75   $3,789.93    $1,085.35   $1,832.02   $2,407.08   $4,101.77
with IPP & EBB Riders....   $1,123.17   $1,200.23   $2,022.77   $4,159.91    $1,123.17   $1,942.94   $2,591.38   $4,459.06
with IPP & ADBR Riders...   $1,127.89   $1,215.20   $2,047.16   $4,205.63    $1,127.89   $1,956.78   $2,614.31   $4,503.21
with EBB & ADBR Riders...   $1,113.71   $1,170.34   $1,974.15   $4,069.13    $1,113.71   $1,915.32   $2,545.67   $4,371.40
with All Riders..........   $1,156.26   $1,305.32   $2,194.56   $4,484.84    $1,156.26   $2,040.07   $2,752.90   $4,772.85
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.......   $1,048.45   $  963.01   $1,635.06   $3,426.95    $1,048.45   $1,723.68   $2,226.85   $3,751.22
with IPP Rider...........   $1,091.02   $1,098.15   $1,855.93   $3,844.47    $1,091.02   $1,848.59   $2,434.52   $4,154.43
with EBB Rider...........   $1,076.83   $1,053.24   $1,782.77   $3,707.39    $1,076.83   $1,807.09   $2,365.73   $4,022.06
with ADBR Rider..........   $1,081.56   $1,068.23   $1,807.21   $3,753.30    $1,081.56   $1,820.94   $2,388.71   $4,066.39
with IPP & EBB Riders....   $1,119.39   $1,188.38   $2,003.63   $4,124.90    $1,119.39   $1,931.99   $2,573.39   $4,425.25
with IPP & ADBR Riders...   $1,124.12   $1,203.38   $2,028.08   $4,170.84    $1,124.12   $1,945.85   $2,596.38   $4,469.62
with EBB & ADBR Riders...   $1,109.94   $1,158.47   $1,954.93   $4,033.74    $1,109.94   $1,904.34   $2,527.60   $4,337.23
with All Riders..........   $1,152.50   $1,293.60   $2,175.79   $4,451.27    $1,152.50   $2,029.25   $2,735.25   $4,740.45
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.......   $1,029.44   $  902.25   $1,535.06   $3,234.34    $1,029.44   $1,667.52   $2,132.83   $3,565.19
with IPP Rider...........   $1,072.09   $1,038.22   $1,758.24   $3,661.14    $1,072.09   $1,793.20   $2,342.67   $3,977.39
with EBB Rider...........   $1,057.88   $  993.05   $1,684.33   $3,521.01    $1,057.88   $1,751.44   $2,273.18   $3,842.07
with ADBR Rider..........   $1,062.62   $1,008.13   $1,709.02   $3,567.96    $1,062.62   $1,765.38   $2,296.39   $3,887.41
with IPP & EBB Riders....   $1,100.53   $1,129.01   $1,907.51   $3,947.84    $1,100.53   $1,877.12   $2,483.02   $4,254.29
with IPP & ADBR Riders...   $1,105.27   $1,144.09   $1,932.21   $3,994.78    $1,105.27   $1,891.06   $2,506.24   $4,299.63
with EBB & ADBR Riders...   $1,091.05   $1,098.92   $1,858.29   $3,854.64    $1,091.05   $1,849.30   $2,436.74   $4,164.29
with All Riders..........   $1,133.70   $1,234.89   $2,081.48   $4,281.47    $1,133.70   $1,974.98   $2,646.59   $4,576.52
                                          EXPENSES IF YOU
                                          DO NOT SURRENDER
                                            YOUR POLICY
-----------------------------------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR        5 YR       10 YR
-----------------------------------------------------------------------
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.......   $326.42   $  996.34   $1,689.72   $3,531.27
with IPP Rider...........   $372.23   $1,131.01   $1,909.30   $3,943.74
with EBB Rider...........   $356.96   $1,086.25   $1,836.57   $3,808.30
with ADBR Rider..........   $362.05   $1,101.19   $1,860.86   $3,853.68
with IPP & EBB Riders....   $402.78   $1,220.94   $2,056.17   $4,220.80
with IPP & ADBR Riders...   $407.87   $1,235.87   $2,080.47   $4,266.18
with EBB & ADBR Riders...   $392.59   $1,191.12   $2,007.73   $4,130.73
with All Riders..........   $438.41   $1,325.80   $2,227.33   $4,543.22
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.......   $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider...........   $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider...........   $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider..........   $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders....   $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders...   $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders...   $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders..........   $407.00   $1,234.89   $2,081.48   $4,281.47
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.......   $319.24   $  975.14   $1,654.96   $3,465.02
with IPP Rider...........   $365.09   $1,110.10   $1,875.36   $3,880.69
with EBB Rider...........   $349.81   $1,065.26   $1,802.37   $3,744.21
with ADBR Rider..........   $354.90   $1,080.23   $1,826.75   $3,789.93
with IPP & EBB Riders....   $395.65   $1,200.23   $2,022.77   $4,159.91
with IPP & ADBR Riders...   $400.75   $1,215.20   $2,047.16   $4,205.63
with EBB & ADBR Riders...   $385.47   $1,170.34   $1,974.15   $4,069.13
with All Riders..........   $431.31   $1,305.32   $2,194.56   $4,484.84
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.......   $315.14   $  963.01   $1,635.06   $3,426.95
with IPP Rider...........   $361.01   $1,098.15   $1,855.93   $3,844.47
with EBB Rider...........   $345.72   $1,053.24   $1,782.77   $3,707.39
with ADBR Rider..........   $350.82   $1,068.23   $1,807.21   $3,753.30
with IPP & EBB Riders....   $391.59   $1,188.38   $2,003.63   $4,124.90
with IPP & ADBR Riders...   $396.68   $1,203.38   $2,028.08   $4,170.84
with EBB & ADBR Riders...   $381.40   $1,158.47   $1,954.93   $4,033.74
with All Riders..........   $427.26   $1,293.60   $2,175.79   $4,451.27
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.......   $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider...........   $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider...........   $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider..........   $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders....   $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders...   $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders...   $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders..........   $407.00   $1,234.89   $2,081.48   $4,281.47





** No premiums or transfers will be accepted into this investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                           EXPENSES IF YOU                                  EXPENSES IF YOU
                                              ANNUITIZED                                       SURRENDER
                                             YOUR POLICY                                      YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.......   $1,019.94   $  871.78   $1,484.75   $3,136.58    $1,019.94   $1,639.36   $2,085.52   $3,470.77
with IPP Rider...........   $1,062.63   $1,008.17   $1,709.11   $3,568.12    $1,062.63   $1,765.43   $2,296.47   $3,887.56
with EBB Rider...........   $1,048.40   $  962.85   $1,634.79   $3,426.41    $1,048.40   $1,723.54   $2,226.59   $3,750.70
with ADBR Rider..........   $1,053.14   $  977.97   $1,659.62   $3,473.89    $1,053.14   $1,737.51   $2,249.94   $3,796.56
with IPP & EBB Riders....   $1,091.09   $1,099.23   $1,859.14   $3,857.96    $1,091.09   $1,849.59   $2,437.54   $4,167.50
with IPP & ADBR Riders...   $1,095.84   $1,114.36   $1,883.97   $3,905.43    $1,095.84   $1,863.58   $2,460.89   $4,213.35
with EBB & ADBR Riders...   $1,081.61   $1,069.04   $1,809.66   $3,763.73    $1,081.61   $1,821.69   $2,391.02   $4,076.50
with All Riders..........   $1,124.30   $1,205.42   $2,034.01   $4,195.25    $1,124.30   $1,947.75   $2,601.96   $4,493.27
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.......   $1,030.40   $  905.30   $1,540.08   $3,244.06    $1,030.40   $1,670.34   $2,137.55   $3,574.58
with IPP Rider...........   $1,073.04   $1,041.24   $1,763.17   $3,670.41    $1,073.04   $1,795.99   $2,347.30   $3,986.35
with EBB Rider...........   $1,058.83   $  996.07   $1,689.27   $3,530.41    $1,058.83   $1,754.24   $2,277.82   $3,851.14
with ADBR Rider..........   $1,063.57   $1,011.14   $1,713.95   $3,577.32    $1,063.57   $1,768.17   $2,301.03   $3,896.44
with IPP & EBB Riders....   $1,101.47   $1,131.99   $1,912.34   $3,956.77    $1,101.47   $1,879.87   $2,487.56   $4,262.92
with IPP & ADBR Riders...   $1,106.21   $1,147.07   $1,937.03   $4,003.67    $1,106.21   $1,893.81   $2,510.78   $4,308.21
with EBB & ADBR Riders...   $1,092.00   $1,101.90   $1,863.14   $3,863.69    $1,092.00   $1,852.06   $2,441.30   $4,173.02
with All Riders..........   $1,134.64   $1,237.82   $2,086.20   $4,290.03    $1,134.64   $1,977.69   $2,651.03   $4,584.78
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.......   $1,021.84   $  877.87   $1,494.81   $3,156.19    $1,021.84   $1,644.99   $2,094.98   $3,489.71
with IPP Rider...........   $1,064.52   $1,014.19   $1,718.95   $3,586.80    $1,064.52   $1,770.98   $2,305.73   $3,905.60
with EBB Rider...........   $1,050.30   $  968.89   $1,644.72   $3,445.42    $1,050.30   $1,729.12   $2,235.93   $3,769.06
with ADBR Rider..........   $1,055.04   $  984.01   $1,669.51   $3,492.78    $1,055.04   $1,743.09   $2,259.24   $3,814.80
with IPP & EBB Riders....   $1,092.98   $1,105.21   $1,868.84   $3,876.02    $1,092.98   $1,855.12   $2,446.66   $4,184.94
with IPP & ADBR Riders...   $1,097.72   $1,120.31   $1,893.64   $3,923.37    $1,097.72   $1,869.08   $2,469.98   $4,230.67
with EBB & ADBR Riders...   $1,083.49   $1,075.02   $1,819.41   $3,781.99    $1,083.49   $1,827.22   $2,400.18   $4,094.14
with All Riders..........   $1,126.18   $1,211.33   $2,043.52   $4,212.57    $1,126.18   $1,953.20   $2,610.91   $4,510.00
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.......   $1,031.35   $  908.34   $1,545.10   $3,253.77    $1,031.35   $1,673.15   $2,142.27   $3,583.96
with IPP Rider...........   $1,073.99   $1,044.24   $1,768.07   $3,679.66    $1,073.99   $1,798.76   $2,351.91   $3,995.28
with EBB Rider...........   $1,059.77   $  999.08   $1,694.21   $3,539.82    $1,059.77   $1,757.02   $2,282.47   $3,860.23
with ADBR Rider..........   $1,064.51   $1,014.14   $1,718.88   $3,586.66    $1,064.51   $1,770.94   $2,305.66   $3,905.47
with IPP & EBB Riders....   $1,102.41   $1,134.96   $1,917.16   $3,965.70    $1,102.41   $1,882.62   $2,492.09   $4,271.54
with IPP & ADBR Riders...   $1,107.15   $1,150.02   $1,941.82   $4,012.55    $1,107.15   $1,896.54   $2,515.28   $4,316.78
with EBB & ADBR Riders...   $1,092.94   $1,104.88   $1,867.99   $3,872.71    $1,092.94   $1,854.81   $2,445.86   $4,181.74
with All Riders..........   $1,135.58   $1,240.77   $2,090.94   $4,298.60    $1,135.58   $1,980.41   $2,655.49   $4,593.06
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.......   $1,048.45   $  963.01   $1,635.06   $3,426.95    $1,048.45   $1,723.68   $2,226.85   $3,751.22
with IPP Rider...........   $1,091.02   $1,098.15   $1,855.93   $3,844.47    $1,091.02   $1,848.59   $2,434.52   $4,154.43
with EBB Rider...........   $1,076.83   $1,053.24   $1,782.77   $3,707.39    $1,076.83   $1,807.09   $2,365.73   $4,022.06
with ADBR Rider..........   $1,081.56   $1,068.23   $1,807.21   $3,753.30    $1,081.56   $1,820.94   $2,388.71   $4,066.39
with IPP & EBB Riders....   $1,119.39   $1,188.38   $2,003.63   $4,124.90    $1,119.39   $1,931.99   $2,573.39   $4,425.25
with IPP & ADBR Riders...   $1,124.12   $1,203.38   $2,028.08   $4,170.84    $1,124.12   $1,945.85   $2,596.38   $4,469.62
with EBB & ADBR Riders...   $1,109.94   $1,158.47   $1,954.93   $4,033.74    $1,109.94   $1,904.34   $2,527.60   $4,337.23
with All Riders..........   $1,152.50   $1,293.60   $2,175.79   $4,451.27    $1,152.50   $2,029.25   $2,735.25   $4,740.45
                                          EXPENSES IF YOU
                                          DO NOT SURRENDER
                                            YOUR POLICY
-----------------------------------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR        5 YR       10 YR
-----------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.......   $284.42   $  871.78   $1,484.75   $3,136.58
with IPP Rider...........   $330.42   $1,008.17   $1,709.11   $3,568.12
with EBB Rider...........   $315.09   $  962.85   $1,634.79   $3,426.41
with ADBR Rider..........   $320.20   $  977.97   $1,659.62   $3,473.89
with IPP & EBB Riders....   $361.09   $1,099.23   $1,859.14   $3,857.96
with IPP & ADBR Riders...   $366.20   $1,114.36   $1,883.97   $3,905.43
with EBB & ADBR Riders...   $350.87   $1,069.04   $1,809.66   $3,763.73
with All Riders..........   $396.87   $1,205.42   $2,034.01   $4,195.25
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.......   $295.69   $  905.30   $1,540.08   $3,244.06
with IPP Rider...........   $341.64   $1,041.24   $1,763.17   $3,670.41
with EBB Rider...........   $326.32   $  996.07   $1,689.27   $3,530.41
with ADBR Rider..........   $331.43   $1,011.14   $1,713.95   $3,577.32
with IPP & EBB Riders....   $372.28   $1,131.99   $1,912.34   $3,956.77
with IPP & ADBR Riders...   $377.38   $1,147.07   $1,937.03   $4,003.67
with EBB & ADBR Riders...   $362.07   $1,101.90   $1,863.14   $3,863.69
with All Riders..........   $408.02   $1,237.82   $2,086.20   $4,290.03
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.......   $286.47   $  877.87   $1,494.81   $3,156.19
with IPP Rider...........   $332.46   $1,014.19   $1,718.95   $3,586.80
with EBB Rider...........   $317.13   $  968.89   $1,644.72   $3,445.42
with ADBR Rider..........   $322.24   $  984.01   $1,669.51   $3,492.78
with IPP & EBB Riders....   $363.12   $1,105.21   $1,868.84   $3,876.02
with IPP & ADBR Riders...   $368.24   $1,120.31   $1,893.64   $3,923.37
with EBB & ADBR Riders...   $352.90   $1,075.02   $1,819.41   $3,781.99
with All Riders..........   $398.90   $1,211.33   $2,043.52   $4,212.57
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.......   $296.71   $  908.34   $1,545.10   $3,253.77
with IPP Rider...........   $342.66   $1,044.24   $1,768.07   $3,679.66
with EBB Rider...........   $327.34   $  999.08   $1,694.21   $3,539.82
with ADBR Rider..........   $332.45   $1,014.14   $1,718.88   $3,586.66
with IPP & EBB Riders....   $373.29   $1,134.96   $1,917.16   $3,965.70
with IPP & ADBR Riders...   $378.40   $1,150.02   $1,941.82   $4,012.55
with EBB & ADBR Riders...   $363.08   $1,104.88   $1,867.99   $3,872.71
with All Riders..........   $409.03   $1,240.77   $2,090.94   $4,298.60
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.......   $315.14   $  963.01   $1,635.06   $3,426.95
with IPP Rider...........   $361.01   $1,098.15   $1,855.93   $3,844.47
with EBB Rider...........   $345.72   $1,053.24   $1,782.77   $3,707.39
with ADBR Rider..........   $350.82   $1,068.23   $1,807.21   $3,753.30
with IPP & EBB Riders....   $391.59   $1,188.38   $2,003.63   $4,124.90
with IPP & ADBR Riders...   $396.68   $1,203.38   $2,028.08   $4,170.84
with EBB & ADBR Riders...   $381.40   $1,158.47   $1,954.93   $4,033.74
with All Riders..........   $427.26   $1,293.60   $2,175.79   $4,451.27

                                           EXPENSES IF YOU                                  EXPENSES IF YOU
                                              ANNUITIZED                                       SURRENDER
                                             YOUR POLICY                                      YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.......   $1,051.31   $  972.12   $1,650.00   $3,455.51    $1,051.31   $1,732.10   $2,240.89   $3,778.81
with IPP Rider...........   $1,093.86   $1,107.13   $1,870.52   $3,871.66    $1,093.86   $1,856.90   $2,448.24   $4,180.69
with EBB Rider...........   $1,079.68   $1,062.26   $1,797.48   $3,735.03    $1,079.68   $1,815.42   $2,379.56   $4,048.75
with ADBR Rider..........   $1,084.41   $1,077.23   $1,821.88   $3,780.80    $1,084.41   $1,829.26   $2,402.50   $4,092.95
with IPP & EBB Riders....   $1,122.23   $1,197.28   $2,018.01   $4,151.17    $1,122.23   $1,940.22   $2,586.90   $4,450.62
with IPP & ADBR Riders...   $1,126.96   $1,212.24   $2,042.39   $4,196.94    $1,126.96   $1,954.05   $2,609.83   $4,494.82
with EBB & ADBR Riders...   $1,112.77   $1,167.38   $1,969.36   $4,060.32    $1,112.77   $1,912.58   $2,541.16   $4,362.89
with All Riders..........   $1,155.32   $1,302.39   $2,189.88   $4,476.46    $1,155.32   $2,037.37   $2,748.50   $4,764.76
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.......   $1,048.45   $  963.01   $1,635.06   $3,426.95    $1,048.45   $1,723.68   $2,226.85   $3,751.22
with IPP Rider...........   $1,091.02   $1,098.15   $1,855.93   $3,844.47    $1,091.02   $1,848.59   $2,434.52   $4,154.43
with EBB Rider...........   $1,076.83   $1,053.24   $1,782.77   $3,707.39    $1,076.83   $1,807.09   $2,365.73   $4,022.06
with ADBR Rider..........   $1,081.56   $1,068.23   $1,807.21   $3,753.30    $1,081.56   $1,820.94   $2,388.71   $4,066.39
with IPP & EBB Riders....   $1,119.39   $1,188.38   $2,003.63   $4,124.90    $1,119.39   $1,931.99   $2,573.39   $4,425.25
with IPP & ADBR Riders...   $1,124.12   $1,203.38   $2,028.08   $4,170.84    $1,124.12   $1,945.85   $2,596.38   $4,469.62
with EBB & ADBR Riders...   $1,109.94   $1,158.47   $1,954.93   $4,033.74    $1,109.94   $1,904.34   $2,527.60   $4,337.23
with All Riders..........   $1,152.50   $1,293.60   $2,175.79   $4,451.27    $1,152.50   $2,029.25   $2,735.25   $4,740.45
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.......   $1,052.26   $  975.14   $1,654.96   $3,465.02    $1,052.26   $1,734.89   $2,245.56   $3,787.99
with IPP Rider...........   $1,094.80   $1,110.10   $1,875.36   $3,880.69    $1,094.80   $1,859.64   $2,452.78   $4,189.41
with EBB Rider...........   $1,080.62   $1,065.26   $1,802.37   $3,744.21    $1,080.62   $1,818.19   $2,384.16   $4,057.62
with ADBR Rider..........   $1,085.35   $1,080.23   $1,826.75   $3,789.93    $1,085.35   $1,832.02   $2,407.08   $4,101.77
with IPP & EBB Riders....   $1,123.17   $1,200.23   $2,022.77   $4,159.91    $1,123.17   $1,942.94   $2,591.38   $4,459.06
with IPP & ADBR Riders...   $1,127.89   $1,215.20   $2,047.16   $4,205.63    $1,127.89   $1,956.78   $2,614.31   $4,503.21
with EBB & ADBR Riders...   $1,113.71   $1,170.34   $1,974.15   $4,069.13    $1,113.71   $1,915.32   $2,545.67   $4,371.40
with All Riders..........   $1,156.26   $1,305.32   $2,194.56   $4,484.84    $1,156.26   $2,040.07   $2,752.90   $4,772.85
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......   $1,068.42   $1,026.55   $1,739.17   $3,625.09    $1,068.42   $1,782.41   $2,324.74   $3,942.58
with IPP Rider...........   $1,110.89   $1,160.81   $1,957.61   $4,033.05    $1,110.89   $1,906.51   $2,530.11   $4,336.53
with EBB Rider...........   $1,096.73   $1,116.20   $1,885.26   $3,899.11    $1,096.73   $1,865.27   $2,462.09   $4,207.19
with ADBR Rider..........   $1,101.45   $1,131.08   $1,909.43   $3,943.96    $1,101.45   $1,879.03   $2,484.81   $4,250.51
with IPP & EBB Riders....   $1,139.21   $1,250.46   $2,103.71   $4,307.06    $1,139.21   $1,989.37   $2,667.48   $4,601.13
with IPP & ADBR Riders...   $1,143.93   $1,265.35   $2,127.87   $4,351.92    $1,143.93   $2,003.13   $2,690.19   $4,644.46
with EBB & ADBR Riders...   $1,129.77   $1,220.73   $2,055.52   $4,217.97    $1,129.77   $1,961.89   $2,622.17   $4,515.11
with All Riders..........   $1,172.24   $1,355.00   $2,273.96   $4,625.93    $1,172.24   $2,085.99   $2,827.54   $4,909.06
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......   $1,046.55   $  956.95   $1,625.10   $3,407.84    $1,046.55   $1,718.08   $2,217.48   $3,732.77
with IPP Rider...........   $1,089.13   $1,092.18   $1,846.21   $3,826.31    $1,089.13   $1,843.07   $2,425.38   $4,136.90
with EBB Rider...........   $1,074.93   $1,047.23   $1,772.96   $3,688.90    $1,074.93   $1,801.53   $2,356.51   $4,004.20
with ADBR Rider..........   $1,079.66   $1,062.24   $1,797.44   $3,734.94    $1,079.66   $1,815.40   $2,379.52   $4,048.67
with IPP & EBB Riders....   $1,117.51   $1,182.46   $1,994.07   $4,107.37    $1,117.51   $1,926.52   $2,564.40   $4,408.33
with IPP & ADBR Riders...   $1,122.24   $1,197.46   $2,018.53   $4,153.39    $1,122.24   $1,940.38   $2,587.40   $4,452.78
with EBB & ADBR Riders...   $1,108.05   $1,152.52   $1,945.30   $4,015.99    $1,108.05   $1,898.84   $2,518.54   $4,320.09
with All Riders..........   $1,150.62   $1,287.74   $2,166.40   $4,434.45    $1,150.62   $2,023.83   $2,726.42   $4,724.21
                                          EXPENSES IF YOU
                                          DO NOT SURRENDER
                                            YOUR POLICY
-----------------------------------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR        5 YR       10 YR
-----------------------------------------------------------------------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.......   $318.22   $  972.12   $1,650.00   $3,455.51
with IPP Rider...........   $364.07   $1,107.13   $1,870.52   $3,871.66
with EBB Rider...........   $348.79   $1,062.26   $1,797.48   $3,735.03
with ADBR Rider..........   $353.89   $1,077.23   $1,821.88   $3,780.80
with IPP & EBB Riders....   $394.64   $1,197.28   $2,018.01   $4,151.17
with IPP & ADBR Riders...   $399.74   $1,212.24   $2,042.39   $4,196.94
with EBB & ADBR Riders...   $384.45   $1,167.38   $1,969.36   $4,060.32
with All Riders..........   $430.31   $1,302.39   $2,189.88   $4,476.46
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.......   $315.14   $  963.01   $1,635.06   $3,426.95
with IPP Rider...........   $361.01   $1,098.15   $1,855.93   $3,844.47
with EBB Rider...........   $345.72   $1,053.24   $1,782.77   $3,707.39
with ADBR Rider..........   $350.82   $1,068.23   $1,807.21   $3,753.30
with IPP & EBB Riders....   $391.59   $1,188.38   $2,003.63   $4,124.90
with IPP & ADBR Riders...   $396.68   $1,203.38   $2,028.08   $4,170.84
with EBB & ADBR Riders...   $381.40   $1,158.47   $1,954.93   $4,033.74
with All Riders..........   $427.26   $1,293.60   $2,175.79   $4,451.27
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.......   $319.24   $  975.14   $1,654.96   $3,465.02
with IPP Rider...........   $365.09   $1,110.10   $1,875.36   $3,880.69
with EBB Rider...........   $349.81   $1,065.26   $1,802.37   $3,744.21
with ADBR Rider..........   $354.90   $1,080.23   $1,826.75   $3,789.93
with IPP & EBB Riders....   $395.65   $1,200.23   $2,022.77   $4,159.91
with IPP & ADBR Riders...   $400.75   $1,215.20   $2,047.16   $4,205.63
with EBB & ADBR Riders...   $385.47   $1,170.34   $1,974.15   $4,069.13
with All Riders..........   $431.31   $1,305.32   $2,194.56   $4,484.84
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......   $336.66   $1,026.55   $1,739.17   $3,625.09
with IPP Rider...........   $382.43   $1,160.81   $1,957.61   $4,033.05
with EBB Rider...........   $367.17   $1,116.20   $1,885.26   $3,899.11
with ADBR Rider..........   $372.26   $1,131.08   $1,909.43   $3,943.96
with IPP & EBB Riders....   $412.94   $1,250.46   $2,103.71   $4,307.06
with IPP & ADBR Riders...   $418.03   $1,265.35   $2,127.87   $4,351.92
with EBB & ADBR Riders...   $402.77   $1,220.73   $2,055.52   $4,217.97
with All Riders..........   $448.54   $1,355.00   $2,273.96   $4,625.93
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......   $313.10   $  956.95   $1,625.10   $3,407.84
with IPP Rider...........   $358.97   $1,092.18   $1,846.21   $3,826.31
with EBB Rider...........   $343.68   $1,047.23   $1,772.96   $3,688.90
with ADBR Rider..........   $348.78   $1,062.24   $1,797.44   $3,734.94
with IPP & EBB Riders....   $389.56   $1,182.46   $1,994.07   $4,107.37
with IPP & ADBR Riders...   $394.65   $1,197.46   $2,018.53   $4,153.39
with EBB & ADBR Riders...   $379.36   $1,152.52   $1,945.30   $4,015.99
with All Riders..........   $425.24   $1,287.74   $2,166.40   $4,434.45

                                           EXPENSES IF YOU                                  EXPENSES IF YOU
                                              ANNUITIZED                                       SURRENDER
                                             YOUR POLICY                                      YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR        3 YR        5 YR       10 YR         1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.......   $1,048.45   $  963.01   $1,635.06   $3,426.95    $1,048.45   $1,723.68   $2,226.85   $3,751.22
with IPP Rider...........   $1,091.02   $1,098.15   $1,855.93   $3,844.47    $1,091.02   $1,848.59   $2,434.52   $4,154.43
with EBB Rider...........   $1,076.83   $1,053.24   $1,782.77   $3,707.39    $1,076.83   $1,807.09   $2,365.73   $4,022.06
with ADBR Rider..........   $1,081.56   $1,068.23   $1,807.21   $3,753.30    $1,081.56   $1,820.94   $2,388.71   $4,066.39
with IPP & EBB Riders....   $1,119.39   $1,188.38   $2,003.63   $4,124.90    $1,119.39   $1,931.99   $2,573.39   $4,425.25
with IPP & ADBR Riders...   $1,124.12   $1,203.38   $2,028.08   $4,170.84    $1,124.12   $1,945.85   $2,596.38   $4,469.62
with EBB & ADBR Riders...   $1,109.94   $1,158.47   $1,954.93   $4,033.74    $1,109.94   $1,904.34   $2,527.60   $4,337.23
with All Riders..........   $1,152.50   $1,293.60   $2,175.79   $4,451.27    $1,152.50   $2,029.25   $2,735.25   $4,740.45
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.......   $1,039.90   $  935.70   $1,590.16   $3,340.74    $1,039.90   $1,698.44   $2,184.63   $3,667.96
with IPP Rider...........   $1,082.51   $1,071.22   $1,812.08   $3,762.44    $1,082.51   $1,823.70   $2,393.29   $4,075.22
with EBB Rider...........   $1,068.31   $1,026.20   $1,738.58   $3,623.98    $1,068.31   $1,782.08   $2,324.18   $3,941.51
with ADBR Rider..........   $1,073.04   $1,041.22   $1,763.13   $3,670.35    $1,073.04   $1,795.97   $2,347.27   $3,986.29
with IPP & EBB Riders....   $1,110.91   $1,161.70   $1,960.49   $4,045.66    $1,110.91   $1,907.33   $2,532.83   $4,348.75
with IPP & ADBR Riders...   $1,115.64   $1,176.73   $1,985.04   $4,092.06    $1,115.64   $1,921.22   $2,555.91   $4,393.56
with EBB & ADBR Riders...   $1,101.44   $1,131.71   $1,911.54   $3,953.60    $1,101.44   $1,879.61   $2,486.81   $4,259.85
with All Riders..........   $1,144.04   $1,267.21   $2,133.45   $4,375.29    $1,144.04   $2,004.86   $2,695.45   $4,667.09
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.......   $1,127.35   $1,212.49   $2,041.13   $4,186.21    $1,127.35   $1,954.27   $2,608.63   $4,484.42
with IPP Rider...........   $1,169.56   $1,344.20   $2,252.55   $4,566.99    $1,169.56   $2,076.00   $2,807.39   $4,852.03
with EBB Rider...........   $1,155.49   $1,300.43   $2,182.53   $4,441.98    $1,155.49   $2,035.55   $2,741.56   $4,731.35
with ADBR Rider..........   $1,160.18   $1,315.04   $2,205.93   $4,483.87    $1,160.18   $2,049.06   $2,763.56   $4,771.79
with IPP & EBB Riders....   $1,197.70   $1,432.14   $2,393.95   $4,822.76    $1,197.70   $2,157.28   $2,940.32   $5,098.96
with IPP & ADBR Riders...   $1,202.39   $1,446.74   $2,417.34   $4,864.65    $1,202.39   $2,170.78   $2,962.31   $5,139.41
with EBB & ADBR Riders...   $1,188.32   $1,402.98   $2,347.31   $4,739.63    $1,188.32   $2,130.34   $2,896.47   $5,018.72
with All Riders..........   $1,230.53   $1,534.68   $2,558.73   $5,120.41    $1,230.53   $2,252.06   $3,095.23   $5,386.33
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.......   $1,061.76   $1,005.40   $1,704.57   $3,559.51    $1,061.76   $1,762.87   $2,292.21   $3,879.25
with IPP Rider...........   $1,104.26   $1,139.95   $1,923.81   $3,970.63    $1,104.26   $1,887.23   $2,498.34   $4,276.26
with EBB Rider...........   $1,090.10   $1,095.24   $1,851.20   $3,835.64    $1,090.10   $1,845.91   $2,430.07   $4,145.91
with ADBR Rider..........   $1,094.82   $1,110.16   $1,875.45   $3,880.86    $1,094.82   $1,859.69   $2,452.87   $4,189.57
with IPP & EBB Riders....   $1,132.60   $1,229.79   $2,070.44   $4,246.77    $1,132.60   $1,970.27   $2,636.20   $4,542.92
with IPP & ADBR Riders...   $1,137.32   $1,244.72   $2,094.71   $4,292.00    $1,137.32   $1,984.06   $2,659.02   $4,586.60
with EBB & ADBR Riders...   $1,123.16   $1,200.01   $2,022.09   $4,156.99    $1,123.16   $1,942.74   $2,590.73   $4,456.23
with All Riders..........   $1,165.66   $1,334.55   $2,241.33   $4,568.12    $1,165.66   $2,067.09   $2,796.86   $4,853.26
                                          EXPENSES IF YOU
                                          DO NOT SURRENDER
                                            YOUR POLICY
-----------------------------------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR        5 YR       10 YR
-----------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.......   $315.14   $  963.01   $1,635.06   $3,426.95
with IPP Rider...........   $361.01   $1,098.15   $1,855.93   $3,844.47
with EBB Rider...........   $345.72   $1,053.24   $1,782.77   $3,707.39
with ADBR Rider..........   $350.82   $1,068.23   $1,807.21   $3,753.30
with IPP & EBB Riders....   $391.59   $1,188.38   $2,003.63   $4,124.90
with IPP & ADBR Riders...   $396.68   $1,203.38   $2,028.08   $4,170.84
with EBB & ADBR Riders...   $381.40   $1,158.47   $1,954.93   $4,033.74
with All Riders..........   $427.26   $1,293.60   $2,175.79   $4,451.27
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.......   $305.93   $  935.70   $1,590.16   $3,340.74
with IPP Rider...........   $351.84   $1,071.22   $1,812.08   $3,762.44
with EBB Rider...........   $336.54   $1,026.20   $1,738.58   $3,623.98
with ADBR Rider..........   $341.64   $1,041.22   $1,763.13   $3,670.35
with IPP & EBB Riders....   $382.44   $1,161.70   $1,960.49   $4,045.66
with IPP & ADBR Riders...   $387.55   $1,176.73   $1,985.04   $4,092.06
with EBB & ADBR Riders...   $372.24   $1,131.71   $1,911.54   $3,953.60
with All Riders..........   $418.15   $1,267.21   $2,133.45   $4,375.29
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.......   $400.16   $1,212.49   $2,041.13   $4,186.21
with IPP Rider...........   $445.64   $1,344.20   $2,252.55   $4,566.99
with EBB Rider...........   $430.48   $1,300.43   $2,182.53   $4,441.98
with ADBR Rider..........   $435.54   $1,315.04   $2,205.93   $4,483.87
with IPP & EBB Riders....   $475.97   $1,432.14   $2,393.95   $4,822.76
with IPP & ADBR Riders...   $481.02   $1,446.74   $2,417.34   $4,864.65
with EBB & ADBR Riders...   $465.86   $1,402.98   $2,347.31   $4,739.63
with All Riders..........   $511.34   $1,534.68   $2,558.73   $5,120.41
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.......   $329.48   $1,005.40   $1,704.57   $3,559.51
with IPP Rider...........   $375.29   $1,139.95   $1,923.81   $3,970.63
with EBB Rider...........   $360.02   $1,095.24   $1,851.20   $3,835.64
with ADBR Rider..........   $365.11   $1,110.16   $1,875.45   $3,880.86
with IPP & EBB Riders....   $405.82   $1,229.79   $2,070.44   $4,246.77
with IPP & ADBR Riders...   $410.91   $1,244.72   $2,094.71   $4,292.00
with EBB & ADBR Riders...   $395.64   $1,200.01   $2,022.09   $4,156.99
with All Riders..........   $441.44   $1,334.55   $2,241.33   $4,568.12

  QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY?


     The NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. We will apply a Credit to premiums paid in a percentage amount according to the Credit Rate schedule then in effect. The Credit Rate schedule may be changed. (See "CREDIT.") You may allocate premium payments to 43 Investment Divisions of the Separate Account, 42 of which are available to all policyholders, as well as the Fixed Account, and/or the DCA Advantage Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Account. The policy offers several optional riders that provide benefits at an additional charge. The New York Life Premium Plus Elite Variable Annuity policy differs from many others in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your total Adjusted Premium Payments made under the policy (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance. This charge will only be affected by additional premium payments (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions) or withdrawals in excess of the gain from the Investment Divisions and/or the DCA Advantage Account. (See "CHARGES AND DEDUCTIONS".)


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (i) SEPARATE ACCOUNT


               The Separate Account currently consists of 43 Investment Divisions, 42 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


          (ii) FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

     b) You can also allocate your premium payment to the 6-month DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates We have set in advance. The DCA Advantage allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Account into the Investment Divisions. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Account.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $25, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")

     You can make transfers to the Investment Divisions from the Fixed Account and the DCA Advantage Account, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Account.") In addition, you can request transfers through the traditional Dollar Cost Averaging or Automatic Asset Reallocation options described in this Prospectus.

     TRANSFERS FROM THE INVESTMENT DIVISIONS OR THE DCA ADVANTAGE ACCOUNT OR THROUGH THE TRADITIONAL DOLLAR COST AVERAGING OPTION INTO THE FIXED ACCOUNT ARE NOT PERMITTED.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will impose a Mortality and Expense Risk and Administrative Costs charge equal, on an annual basis, to 1.90% of your Adjusted Premium Payments. The charge will be deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter. A pro-rata portion of the charge will be deducted upon the payment of death proceeds and on the date the policy is surrendered. In addition, We will deduct a policy service charge of $30 on each Policy Anniversary and upon the surrender of the policy if on that date the Accumulation Value is below $100,000. (See "CHARGES AND DEDUCTIONS.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of the partial withdrawal or full surrender during the first 10 Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                   SURRENDER CHARGE
------------                                                   ----------------
1............................................................          8%
2............................................................          8%
3............................................................          8%
4............................................................          7%
5............................................................          6%
6............................................................          5%
7............................................................          4%
8............................................................          3%
9............................................................          3%
10...........................................................          3%
11+..........................................................          0%


     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your Registered Representative to determine the percentages We are currently charging before you select or cancel this rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at that time of the reset.



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult your Registered Representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     If you select the Annual Death Benefit Reset Rider ("ADBR") (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the amount that is reset on the last policy anniversary. This charge will be deducted from each Investment Division, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. You should consult with your Registered Representative to determine the percentage We are currently charging before you select this rider. We may set a lower charge at Our sole discretion.

     As of the date of this Prospectus, the charges are as follows:

AGE OF OLDEST
OWNER OR ANNUITANT                                           ANNUAL CHARGE
------------------                                           -------------
65 or younger.......................................  0.30% (0.075% per quarter)
66 to 75 inclusive..................................  0.35% (0.0875% per quarter)



     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)


5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be of at least $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies, or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We will accept is $1,000,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.



     In some states, NYLIAC is offering an individual single premium version of the New York Life Premium Plus Elite Variable Annuity policies. Please be aware that this product may not be approved for sale in all of these jurisdictions at the current time. Please check with your Registered Representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies. The maximum premium payment We will accept is $1,000,000, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received (See "THE POLICIES--Policy Application and Premium Payments"). We will apply the Credit on your premium payment to the Allocation Alternatives and the DCA Advantage Plan Account at the same time that We allocate your premium payment.

     You may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Investment Division, Fixed Account and DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Investment Division, Fixed Account and DCA Advantage Plan Account is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and/or the DCA Advantage Plan Account and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. MAY NYLIAC TERMINATE MY POLICY?

     If the Accumulation Value of your policy is less than $2,000 or is insufficient to cover the annual Policy Service Charge, the Mortality & Expense Risk and Administrative Costs Charge, and optional rider charges, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrender and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

          (a) the Accumulation Value, less Credits applied within 12 months immediately preceding death (unless prohibited by state law) less any Mortality and Expense Risk Charge and Administrative Costs Charge or pro-rata portion thereof, or

          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges previously imposed on those partial withdrawals, less any rider charges deducted since the Policy Date.

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the Policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with the written request for cancellation but without any deduction for premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy. (See "THE POLICIES--Your Right to Cancel ("Free Look")."

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:

REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010



     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.


     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.


16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:


          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")



     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS?

     Subsequent premium payments must be sent to one of the following addresses:

REGULAR MAIL  NYLIAC
              75 Remittance Drive
              Suite 3021
              Chicago, IL 60675-3021

EXPRESS MAIL  NYLIAC, Suite 3021
              c/o The Northern Trust Bank
              350 North Orleans Street
              Receipt & Dispatch, 8th Floor
              Chicago, IL 60654


     Subsequent premium payments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The policies were first offered on November 15, 2004. Values and units shown are for full year periods beginning January 1, except where indicated.


                           MAINSTAY VP                         MAINSTAY VP                             MAINSTAY VP
                            BALANCED--                           BOND--                          CAPITAL APPRECIATION--
                          SERVICE CLASS                       SERVICE CLASS                           SERVICE CLASS
                   ---------------------------    ------------------------------------    ------------------------------------
                    2007      2006     2005(C)     2007      2006      2005      2004      2007      2006      2005      2004
                   ------    ------    -------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $11.58    $10.49     $10.00    $11.18    $10.72    $10.53    $10.14    $12.94    $12.43    $11.49    $11.06
Accumulation
  Unit value
  (end of
  period)......    $11.88    $11.58     $10.49    $11.88    $11.18    $10.72    $10.53    $14.51    $12.94    $12.43    $11.49
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     3,823     2,793      1,282     2,925     1,734     1,279       678       890       704       553       411
                                 MAINSTAY VP
                               CASH MANAGEMENT
                   --------------------------------------
                     2007       2006      2005      2004
                   -------    -------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $  1.09    $  1.04    $ 1.01    $ 1.00
Accumulation
  Unit value
  (end of
  period)......    $  1.14    $  1.09    $ 1.04    $ 1.01
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     42,596     17,010     9,864     4,474





                                                                                                                         MAIN-
                                                                                                                         STAY
                                                                                                                          VP
                                                                                                                        DEVEL-
                                                                                                                         OPING
                                                                                                                        GROWT-
                                                              MAINSTAY VP                                                 H--
                                MAINSTAY VP                   CONSECUTIVE                    MAINSTAY VP                 SER-
                              COMMON STOCK--                  ALLOCATION--                  CONVERTIBLE--                VICE
                               SERVICE CLASS                 SERVICE CLASS                  SERVICE CLASS                CLASS
                   ------------------------------------    -----------------    ------------------------------------    ------
                    2007      2006      2005      2004      2007     2006(D)     2007      2006      2005      2004      2007
                   ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $15.39    $13.25    $12.34    $11.15    $10.67     $10.00    $13.47    $12.23    $11.50    $10.87    $14.36
Accumulation
  Unit value
  (end of
  period)......    $16.15    $15.39    $13.25    $12.34    $11.44     $10.67    $15.44    $13.47    $12.23    $11.50    $19.49
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     1,281       710       416       192     4,477      1,207     2,220     1,601     1,142       704     1,128
                           MAINSTAY VP                   MAINSTAY VP
                       DEVELOPING GROWTH--             FLOATING RATE--
                          SERVICE CLASS                 SERVICE CLASS
                   --------------------------    ---------------------------
                    2006      2005      2004      2007      2006     2005(C)
                   ------    ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......    $12.78    $11.44    $10.83    $10.77    $10.19     $10.00
Accumulation
  Unit value
  (end of
  period)......    $14.36    $12.78    $11.44    $11.02    $10.77     $10.19
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       582       356       229     5,288     3,485        926





                                                                                                                         MAIN-
                                                                                                                         STAY
                                                                                                                          VP
                                                                                                                         ICAP
                                                                                                                        SELECT
                                                                                                                        EQUIT-
                                                              MAINSTAY VP                    MAINSTAY VP                  Y--
                                MAINSTAY VP                      GROWTH                      HIGH YIELD                  SER-
                               GOVERNMENT--                   ALLOCATION--                CORPORATE BOND--               VICE
                               SERVICE CLASS                 SERVICE CLASS                  SERVICE CLASS                CLASS
                   ------------------------------------    -----------------    ------------------------------------    ------
                    2007      2006      2005      2004      2007     2006(D)     2007      2006      2005      2004      2007
                   ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $11.01    $10.60    $10.39    $10.08    $11.22     $10.00    $13.86    $12.40    $12.08    $10.74    $14.86
Accumulation
  Unit value
  (end of
  period)......    $11.71    $11.01    $10.60    $10.39    $12.35     $11.22    $14.14    $13.86    $12.40    $12.08    $15.85
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     1,765     1,204       807       408     5,913      2,392     9,450     6,045     3,899     1,783     3,326
                           MAINSTAY VP
                      ICAP SELECT EQUITY--
                          SERVICE CLASS
                   --------------------------
                    2006      2005      2004
                   ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $12.49    $11.87    $10.69
Accumulation
  Unit value
  (end of
  period)......    $14.86    $12.49    $11.87
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       678       350       215





                                MAINSTAY VP                             MAINSTAY VP                        MAINSTAY VP
                          INTERNATIONAL EQUITY--                    LARGE CAP GROWTH--                   MID CAP CORE--
                               SERVICE CLASS                           SERVICE CLASS                      SERVICE CLASS
                   ------------------------------------    ------------------------------------    --------------------------
                    2007      2006      2005      2004      2007      2006      2005      2004      2007      2006      2005
                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $18.82    $14.36    $13.33    $11.39    $11.41    $10.67    $10.25    $10.52    $17.31    $15.10    $13.06
Accumulation
  Unit value
  (end of
  period)......    $19.70    $18.82    $14.36    $13.33    $13.81    $11.41    $10.67    $10.25    $18.14    $17.31    $15.10
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     5,119     2,878     1,361       486     1,806       790       309       188     2,778     1,780     1,015
                    MAIN-
                    STAY
                     VP
                     MID
                     CAP
                   CORE--
                    SER-                  MAINSTAY VP
                    VICE               MID CAP GROWTH--
                    CLASS                SERVICE CLASS
                   ------    ------------------------------------
                    2004      2007      2006      2005      2004
                   ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $10.72    $17.72    $16.26    $13.92    $11.38
Accumulation
  Unit value
  (end of
  period)......    $13.06    $20.46    $17.72    $16.26    $13.92
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       380     2,810     2,170     1,401       621





                                                                                    MAINSTAY VP
                                                              MAINSTAY VP            MODERATE
                              MAINSTAY VP MID                   MODERATE              GROWTH                  MAINSTAY VP
                                CAP VALUE--                   ALLOCATION--         ALLOCATION--             S&P 500 INDEX--
                               SERVICE CLASS                 SERVICE CLASS         SERVICE CLASS             SERVICE CLASS
                   ------------------------------------    -----------------    ------------------    --------------------------
                    2007      2006      2005      2004      2007     2006(D)      2007     2006(D)     2007      2006      2005
                   ------    ------    ------    ------    ------    -------    -------    -------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $15.90    $13.98    $13.26    $11.31    $10.84     $10.00    $ 11.01     $10.00    $14.69    $12.76    $12.21
Accumulation
  Unit value
  (end of
  period)......    $15.68    $15.90    $13.98    $13.26    $11.76     $10.84    $ 12.01     $11.01    $15.42    $14.69    $12.76
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     2,988     2,301     1,663       610     6,580      2,701     10,088      4,262     4,355     3,378     2,342
                    MAIN-
                    STAY
                     VP
                     S&P
                     500
                    INDE-
                     X--
                    SER-                  MAINSTAY VP
                    VICE              SMALL CAP GROWTH--
                    CLASS                SERVICE CLASS
                   ------    ------------------------------------
                    2004      2007      2006      2005      2004
                   ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $11.08    $13.88    $13.09    $12.61    $11.55
Accumulation
  Unit value
  (end of
  period)......    $12.21    $13.40    $13.88    $13.09    $12.61
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     1,180     1,462     1,313       966       519




---------------
(c) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

(d) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006

                                MAINSTAY VP                             MAINSTAY VP                      ALGER AMERICAN
                              TOTAL RETURN--                              VALUE--                       SMALLCAP GROWTH--
                               SERVICE CLASS                           SERVICE CLASS                     CLASS S SHARES
                   ------------------------------------    ------------------------------------    --------------------------
                    2007      2006      2005      2004      2007      2006      2005      2004      2007      2006      2005
                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $13.13    $12.02    $11.32    $10.67    $15.80    $13.32    $12.57    $11.33    $18.08    $15.10    $12.95
Accumulation
  Unit value
  (end of
  period)......    $14.08    $13.13    $12.02    $11.32    $16.10    $15.80    $13.32    $12.57    $21.15    $18.08    $15.10
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       781       640       487       311     1,877     1,409       781       445     1,466     1,302       619
                    ALGER
                   AMERI-
                     CAN
                   SMALL-
                     CAP
                   GROWT-
                     H--
                    CLASS
                      S               CVS CALVERT SOCIAL
                   SHARES             BALANCED PORTFOLIO
                   ------    ------------------------------------
                    2004      2007      2006      2005      2004
                   ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $11.14    $12.86    $11.83    $11.19    $10.34
Accumulation
  Unit value
  (end of
  period)......    $12.95    $13.22    $12.86    $11.83    $11.19
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       265       352       283       183        84




                       COLUMBIA SMALL CAP VALUE FUND,                    DREYFUS IP                         FIDELITY(R)
                             VARIABLE SERIES--                       TECHNOLOGY GROWTH--                VIP CONTRAFUND(R)--
                                  CLASS B                              SERVICE SHARES                     SERVICE CLASS 2
                   -------------------------------------    ------------------------------------    --------------------------
                    2007      2006      2005     2004(A)     2007      2006      2005      2004      2007      2006      2005
                   ------    ------    ------    -------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $12.93    $10.83    $10.27     $10.00    $12.07    $11.60    $11.21    $11.18    $16.58    $14.88    $12.76
Accumulation
  Unit value
  (end of
  period)......    $12.59    $12.93    $10.83     $10.27    $13.81    $12.07    $11.60    $11.21    $19.45    $16.58    $14.88
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     1,438     1,030       411         20       846       603       416       293     7,781     5,010     2,429
                   FIDEL-
                   ITY(R)
                     VIP
                    CON-
                    TRA-
                   FUND(-
                    R)--
                    SER-
                    VICE                  FIDELITY(R)
                    CLASS             VIP EQUITY-INCOME--
                      2                 SERVICE CLASS 2
                   ------    ------------------------------------
                    2004      2007      2006      2005      2004
                   ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $11.08    $15.30    $12.76    $12.09    $10.87
Accumulation
  Unit value
  (end of
  period)......    $12.76    $15.50    $15.30    $12.76    $12.09
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       782     3,730     2,312     1,247       547




                                FIDELITY(R)                                                            JANUS ASPEN SERIES
                               VIP MID CAP--                   JANUS ASPEN SERIES BALANCED--           WORLDWIDE GROWTH--
                              SERVICE CLASS 2                         SERVICE SHARES                     SERVICE SHARES
                   ------------------------------------    ------------------------------------    --------------------------
                    2007      2006      2005      2004      2007      2006      2005      2004      2007      2006      2005
                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $19.17    $17.05    $14.45    $11.59    $13.70    $12.41    $11.52    $10.64    $13.95    $11.83    $11.20
Accumulation
  Unit value
  (end of
  period)......    $22.11    $19.17    $17.05    $14.45    $15.11    $13.70    $12.41    $11.52    $15.25    $13.95    $11.83
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     3,029     2,108     1,281       450     1,809     1,267       871       420       910       519       354
                    JANUS
                    ASPEN
                   SERIES
                   WORLD-
                    WIDE
                   GROWT-
                     H--
                    SER-               MFS(R) INVESTORS
                    VICE                TRUST SERIES--
                   SHARES                SERVICE CLASS
                   ------    ------------------------------------
                    2004      2007      2006      2005      2004
                   ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $10.72    $14.22    $12.61    $11.79    $10.61
Accumulation
  Unit value
  (end of
  period)......    $11.20    $15.63    $14.22    $12.61    $11.79
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       187       154       115        91        49




                                                                                                       NEUBERGER BERMAN AMT
                         MFS(R) RESEARCH SERIES--                MFS(R) UTILITIES SERIES--          MID-CAP GROWTH PORTFOLIO--
                               SERVICE CLASS                           SERVICE CLASS                          CLASS S
                   ------------------------------------    -------------------------------------    --------------------------
                    2007      2006      2005      2004      2007      2006      2005     2004(B)     2007      2006      2005
                   ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $14.54    $13.20    $12.27    $10.61    $20.07    $15.32    $13.14     $10.00    $15.38    $13.43    $11.84
Accumulation
  Unit value
  (end of
  period)......    $16.42    $14.54    $13.20    $12.27    $25.59    $20.07    $15.32     $13.14    $18.79    $15.38    $13.43
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       277       176       126        52     6,684     3,422     1,559        163       950       366       133
                     NEU-
                    BERGER
                    BERMAN
                     AMT
                   MID-CAP
                    GROWTH
                   PORTFO-          ROYCE MICRO-CAP                ROYCE SMALL-CAP
                    LIO--             PORTFOLIO--                    PORTFOLIO--
                   CLASS S          INVESTMENT CLASS               INVESTMENT CLASS
                   -------    ---------------------------    ---------------------------
                   2004(B)     2007      2006     2005(C)     2007      2006     2005(C)
                   -------    ------    ------    -------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......     $10.00    $14.84    $12.26     $10.00    $13.03    $11.30     $10.00
Accumulation
  Unit value
  (end of
  period)......     $11.84    $15.43    $14.84     $12.26    $12.76    $13.03     $11.30
Number of units
  outstanding
  (in 000s)
  (end of
  period)......         44     2,407     1,098        134     1,924       990        255




                               T. ROWE PRICE                              VAN ECK                        VAN KAMPEN UIF
                               EQUITY INCOME                          WORLDWIDE HARD                EMERGING MARKETS EQUITY--
                               PORTFOLIO II                               ASSETS                            CLASS II
                   ------------------------------------    ------------------------------------    --------------------------
                    2007      2006      2005      2004      2007      2006      2005      2004      2007      2006      2005
                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......    $15.85    $13.35    $12.88    $11.24    $26.63    $21.39    $14.11    $11.38    $26.56    $19.37    $14.48
Accumulation
  Unit value
  (end of
  period)......    $16.33    $15.85    $13.35    $12.88    $38.71    $26.63    $21.39    $14.11    $37.31    $26.56    $19.37
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     4,658     3,172     2,036       814     3,847     2,184       941       162     2,520     1,445       526
                     VAN
                   KAMPEN
                     UIF
                   EMERG-
                     ING
                    MAR-
                    KETS
                   EQUIT-
                     Y--                  VICTORY VIF
                    CLASS             DIVERSIFIED STOCK--
                     II                  CLASS A SHARES
                   ------    -------------------------------------
                    2004      2007      2006      2005     2004(B)
                   ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......    $11.77    $13.80    $12.14    $11.17     $10.00
Accumulation
  Unit value
  (end of
  period)......    $14.48    $15.18    $13.80    $12.14     $11.17
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       173       499       362       200         72




---------------
(a) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(b) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(c) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.


     THE SEPARATE ACCOUNT

     The Separate Account was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains, or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the DCA Account and any other separate account of NYLIAC.


     The Separate Account currently has 43 Investment Divisions that are available under this policy, 42 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered though this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.


     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.


     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
        FUND           INVESTMENT ADVISERS              ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
MainStay VP Series    New York Life         MainStay VP Conservative Allocation
Fund, Inc.            Investment            MainStay VP Growth Allocation;
                      Management LLC        MainStay VP Moderate Allocation;
                                            MainStay VP Moderate Growth Allocation

                      Subadviser: MacKay    MainStay VP Balanced;
                      Shields LLC           MainStay VP Bond;
                      ("MacKay")            MainStay VP Capital Appreciation;
                                            MainStay VP Cash Management;
                                            MainStay VP Common Stock;
                                            MainStay VP Convertible;
                                            MainStay VP Floating Rate;
                                            MainStay VP Government;
                                            MainStay VP High Yield Corporate Bond;
                                            MainStay VP International Equity;
                                            MainStay VP Mid Cap Core;
                                            MainStay VP Mid Cap Growth;
                                            MainStay VP Mid Cap Value;
                                            MainStay VP S&P 500 Index;
                                            MainStay VP Small Cap Growth;
                                            MainStay VP Total Return;
                                            MainStay VP Value*

                      Subadviser:           MainStay VP ICAP Select Equity
                      Institutional
                      Capital LLC

                      Subadviser: Winslow   MainStay VP Large Cap Growth
                      Capital Management,
                      Inc.

                      Subadviser: Lord      MainStay VP Developing Growth
                      Abbett & Company LLC

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
        FUND           INVESTMENT ADVISERS              ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
The Alger American Fund
Fred Alger            Alger American
  Management, Inc.      SmallCap Growth**
--------------------------------------------------------------------------------------

Calvert Variable      Calvert Asset         CVS Calvert Social Balanced Portfolio
Series, Inc.          Management Company,
                      Inc.
                      Subadvisers (equity
                      portion): New
                      Amsterdam Partners
                      LLC and SSgA Funds
                      Management, Inc. (No
                      subadviser on fixed
                      income portion)

--------------------------------------------------------------------------------------
Columbia Funds        Columbia Management   Columbia Small Cap Value Fund, Variable
Variable Insurance    Advisors, LLC           Series
Trust

--------------------------------------------------------------------------------------
Dreyfus Investment    The Dreyfus           Dreyfus IP Technology Growth
Portfolios            Corporation

--------------------------------------------------------------------------------------
Fidelity Variable     Fidelity Management
Insurance Products    and Research Company
Fund                  Subadviser: Fidelity  Fidelity(R) VIP Contrafund(R)
                      Management &
                      Research (U.K.) Inc.
                      ("FMRUK"), Fidelity
                      Management &
                      Research (Far East)
                      Inc. ("FMRFE"),
                      Fidelity Investments
                      Japan Limited
                      ("FIJL"), FMR Co.,
                      Inc. ("FMRC")

                      Subadviser: FMRC      Fidelity(R) VIP Equity-Income

                      Subadviser: FMRUK,    Fidelity(R) VIP Mid Cap
                      FMRFE, FIJL, FMRC

--------------------------------------------------------------------------------------
Janus Aspen Series    Janus Capital         Janus Aspen Series Balanced;
                      Management LLC        Janus Aspen Series Worldwide Growth

--------------------------------------------------------------------------------------
MFS(R) Variable       MFS(R) Investment     MFS(R) Investors Trust Series;
Insurance Trust(SM)   Management            MFS(R) Research Series;
                                            MFS(R) Utilities Series

--------------------------------------------------------------------------------------
Neuberger Berman      Neuberger Berman      Neuberger Berman AMT Mid-Cap Growth
Advisers Management   Management Inc.       Portfolio
Trust                 Subadviser:
                      Newberger Berman,
                      LLC

--------------------------------------------------------------------------------------
The Royce Capital     Royce & Associates,   Royce Micro-Cap Portfolio;
Fund                  LLC                   Royce Small-Cap Portfolio

--------------------------------------------------------------------------------------
T. Rowe Price Equity  T. Rowe Price         T. Rowe Price Equity Income Portfolio II
Series, Inc.          Associates, Inc.

--------------------------------------------------------------------------------------
Van Eck Worldwide     Van Eck Associates    Van Eck Worldwide Hard Assets
Insurance Trust       Corporation

--------------------------------------------------------------------------------------
The Universal         Morgan Stanley        Van Kampen UIF Emerging Markets Equity
Institutional Funds,  Investment
Inc.                  Management Inc.

--------------------------------------------------------------------------------------
Victory Variable      Victory Capital       Victory VIF Diversified Stock
Insurance Funds       Management, Inc.
--------------------------------------------------------------------------------------





 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.



** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.


     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.


     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.


     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                 THE POLICIES(1)

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Advantage Plan Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment

----------
(1) This section is modified as indicated in Appendix 1 of this Prospectus.

Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Premium Plus Elite Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.



---------------------------------------------------------------------------------------------------------------------------------
                         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                       PREMIUM PLUS ELITE    LONGEVITY BENEFIT       ELITE VARIABLE          ESSENTIALS         PREMIUM PLUS II
                       VARIABLE ANNUITY#     VARIABLE ANNUITY#          ANNUITY#         VARIABLE ANNUITY#     VARIABLE ANNUITY#
---------------------------------------------------------------------------------------------------------------------------------
Surrender Charge       10 Years (8%, 8%,     10 Years (8%, 8%,      8 Years (8%, 8%,      7 Years (7%, 7%,      8 Years (8%, 8%,
Period                8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,     7%, 6%, 6%, 5%,     8%, 7%, 6%, 5%, 4%,
                      3%, 3%, 3% -- based   3%, 3%, 3% -- based   3% -- based on each   4% -- based on each   3% -- based on each
                        on each premium        on the Policy        premium payment       premium payment       premium payment
                         payment date)*            Date)*                date)*                date)                 date)*
---------------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan        Yes (6 month          Yes (6 month          Yes (6 month         Yes (6, 12, 18         Yes (6 month
                            account)              account)              account)               month                account)
                                                                                             accounts)
---------------------------------------------------------------------------------------------------------------------------------

Interest Sweep                Yes                   Yes                   Yes                   Yes                   Yes
---------------------------------------------------------------------------------------------------------------------------------

Longevity Benefit              No                   Yes                    No                    No                    No
---------------------------------------------------------------------------------------------------------------------------------

Premium Credit                Yes                   Yes                    No                    No                   Yes
---------------------------------------------------------------------------------------------------------------------------------

Fixed Account                 Yes                   Yes                   Yes                   Yes                   Yes
                            One-Year              One-Year              One-Year             - One-Year             One-Year
                                                                                            - Three-Year
---------------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit         Optional              Optional              Optional          Annual reset to       Annual reset to
Guarantee               Annual reset to       Annual reset to       Annual reset to            age 80                age 80
                             age 80                age 80                age 80
---------------------------------------------------------------------------------------------------------------------------------

Annual Death          Ages 65 or younger:          0.30%          Ages 65 or younger:           N/A                   N/A
Benefit Reset         0.30%                                              0.30%
Charge
                      Ages 66 to 75:                              Ages 66 to 75:
                             0.35%                                       0.35%
---------------------------------------------------------------------------------------------------------------------------------

Mortality and                1.90%                 1.35%                 1.70%                 1.45%                 1.75%
Expense Risk and      Based on Adjusted     Based on Adjusted     Based on Adjusted     Based on assets of    Based on assets of
Administration        Premium Payments.     Premium Payments.     Premium Payments.     the Separate          the Separate
Costs Charge          Charge is not         Charge is not         Charge is not         Account.              Account.
                      reflected in the      reflected in the      reflected in the      Charge is reflected   Charge is reflected
                      Accumulation Unit     Accumulation Unit     Accumulation Unit     in the Accumulation   in the Accumulation
                      Value                 Value                 Value                 Unit Value            Unit Value
---------------------------------------------------------------------------------------------------------------------------------

Longevity Benefit             N/A                  1.00%                  N/A                   N/A                   N/A
Charge                                      Based on the total
                                            premium payment
                                            made to the policy.
---------------------------------------------------------------------------------------------------------------------------------

Annual Policy                 $30                   $30                   $30                   $30                   $30
Service Charge
---------------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value          $100,000              $100,000              $100,000              $50,000               $100,000
Required to Waive
Annual Policy
Service Charge
---------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                        SELECT VARIABLE       FLEXIBLE PREMIUM      ACCESS VARIABLE
                            ANNUITY#         VARIABLE ANNUITY#          ANNUITY#
-------------------------------------------------------------------------------------
Surrender Charge        3 Years (8%, 8%,      9 Years (7%, 7%,            None
Period                7% -- based on each   7%, 6%, 5%, 4%, 3%,
                        premium payment      2%, 1% -- based on
                             date)              policy date)
-------------------------------------------------------------------------------------

DCA Advantage Plan    Yes (6 and 12 month            No                    No
                           accounts)
-------------------------------------------------------------------------------------

Interest Sweep                Yes                   Yes                    No
-------------------------------------------------------------------------------------

Longevity Benefit              No                    No                    No
-------------------------------------------------------------------------------------

Premium Credit                 No                    No                    No
-------------------------------------------------------------------------------------

Fixed Account                 Yes                   Yes                   Yes
                            One-Year              One-Year              One-Year
-------------------------------------------------------------------------------------

Reset Death Benefit     Annual reset to       3 year reset to       Annual reset to
Guarantee                    age 80                age 85                age 80

-------------------------------------------------------------------------------------

Annual Death                  N/A                   N/A                   N/A
Benefit Reset
Charge
-------------------------------------------------------------------------------------

Mortality and                1.85%                 1.40%                 1.55%
Expense Risk and      Based on assets of    Based on assets of    Based on assets of
Administration        the Separate          the Separate          the Separate
Costs Charge          Account.              Account.              Account.
                      Charge is reflected   Charge is reflected   Charge is reflected
                      in the Accumulation   in the Accumulation   in the Accumulation
                      Unit Value            Unit Value            Unit Value
-------------------------------------------------------------------------------------

Longevity Benefit             N/A                   N/A                   N/A
Charge
-------------------------------------------------------------------------------------

Annual Policy                 $50                   $30                   $40*
Service Charge
-------------------------------------------------------------------------------------

Minimum Cash Value          $100,000              $20,000               $50,000
Required to Waive
Annual Policy
Service Charge
-------------------------------------------------------------------------------------


  All policies and features may not be available in all jurisdictions. # Each formerly a LifeStages(R) Variable Annuity.
* May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions; or

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:


     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies the Fixed Account to other Investment Divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.


     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.


     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Questions 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


     You may allocate premium payments in up to 43 Investment Divisions, 42 of which are available to all policyholders, as well as the Fixed Account, and the DCA Advantage Account. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages) allocated to each Investment Division at the time a premium payment is made.


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $2,000 for Qualified Policies and $5,000 for Non-Qualified policies each or such lower amount as We may permit at any time. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 80. The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law. If you select the DCA Advantage Account, the minimum amount that must be allocated is $5,000



     In some states, NYLIAC is offering a single premium version of the New York Life Premium Plus Elite Variable Annuity policies ("policies"). Please check with your Registered Representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies. The maximum aggregate amount of the premium payment We will accept is $1,000,000, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by applicable law for the plan.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     CREDIT(1)

     We will apply a Credit to your Accumulation Value at the time of each premium payment. The Credit is calculated as a percentage of each premium payment. The percentage will depend on the Credit Rate schedule then in effect, and will never be less than 2.00%. The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy ("TOTAL ACCUMULATED PREMIUMS"). Withdrawals will not reduce Total Accumulated Premiums. In addition, if We receive more than one premium payment within 180 days of the Policy Date, We will adjust the Credits applied to such payments using the Credit Rate applicable to the later payment(s) made during that period. We will apply any additional Credit amounts resulting from such adjustments as of the date We receive the later premium payment.

     As of the date of this prospectus, the Credit Rate schedule is as follows:

                                           CREDIT RATE
                                           -----------
       TOTAL ACCUMULATED PREMIUMS
---------------------------------------
  at least                    less than
----------    -------------------------
   minimum            $   50,000               3.00%
$   50,000            $  100,000               3.25%
$  100,000            $  500,000               4.00%
$  500,000            $1,000,000               5.00%
$1,000,000*           $2,500,000               5.00%
$2,500,000            $5,000,000               5.00%
$5,000,000             unlimited               5.00%



---------------

* Total Accumulated Premiums in excess of $1,000,000 are subject to prior approval. (See "POLICY APPLICATION AND PREMIUM PAYMENTS.")



----------
(1) For single premium policies, "Credit" is modified as indicated in Appendix 1 of this Prospectus.

     You may qualify for the 5% Credit Rate if your initial premium payment is less than $500,000, if you and up to four of your immediate family members purchase a New York Life Premium Plus Elite Variable Annuity policy at the same time and the aggregate premium paid on all of the policies is at least $1.5 million. In order to aggregate premiums among immediate family members, you must, before purchasing the policy, inform your Registered Representative that you have policies that can be aggregated.

     With notice to you, in Our sole discretion, We may change both the Credit Rates and the Total Accumulated Premiums brackets applicable to future premium payments under your policy. Subsequent premium payments will receive the Credit Rate then in effect for the applicable bracket. In setting the Credit Rates and associated brackets, NYLIAC will consider fixed and variable expenses incurred in policy issue, servicing and maintenance, the average length of time that policies issued remain in force along with the mortality experience of those policies, and NYLIAC's competitive position in the market place.

     We will deduct the amount of the Credit from the amount returned to you if you cancel your policy. (See "YOUR RIGHT TO CANCEL ("FREE LOOK").") Also, in states where permitted, We may deduct from the death benefit proceeds any Credit applied within the 12 months immediately preceding the date of death of the owner or annuitant (unless prohibited by state law). (See "DEATH BEFORE ANNUITY COMMENCEMENT.")

     Credits are allocated to the same Allocation Alternatives and the DCA Advantage Account based on the same percentages used to allocate your premium payments. We do not consider Credits to be premium payments for purposes of any discussion in this prospectus. Credits are also not considered to be your investment in the policy for tax purposes.

     Fees and charges for a policy with a Credit may be higher than those for other policies. For example, We use a portion of the surrender charge and Mortality and Expense Risk and Administrative Costs charge to help recover the cost of providing the Credit under the policy. (See "CHARGES AND DEDUCTIONS" and "Selecting the Variable Annuity That's Right for You") Over time, the amount of the Credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus Elite Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which might have lower fees but no Credit. This may be the case, for example, if you intend to make fewer and/or smaller premium payments into the policy, or if you anticipate retaining the policy for a significant time beyond the surrender charge period. Under certain circumstances (such as a period of poor market performance), the fees and charges associated with the Credit may exceed the sum of the Credit and any related earnings. You should consider this possibility before purchasing the policy.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     To Purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 80, unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75 (between 0 and 75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions up to 30 days before the Annuity Commencement Date (see "The DCA Advantage Account"). In any given Policy Year, you may also transfer up to 20% of the Fixed Accumulation Value as of the beginning of such Policy Year, including Interest Sweep Option transfers, from the Fixed Account into the Investment Divisions. No other transfers from the Fixed Account are allowed. You may not make transfers into the DCA Advantage Plan Account or the Fixed Account. Except in connection with transfers made pursuant to the Dollar Cost Averaging and Automatic Asset Reallocation options, the minimum that you may transfer from one Investment Division to other Investment Divisions is $25. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division, except for transfers made under the Interest Sweep option.

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan options will not count as a transfer toward the 12 transfer limit.

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").

     - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 15 of this Prospectus (or any other address We indicate to you in writing);

     - use the Interactive Voice Response System at 800-598-2019;

     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.


     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.


     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.


     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.


     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

            (1) an adverse effect on portfolio management, such as:

                a) impeding a portfolio manager's ability to sustain an
            investment objective;

                b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

            (2) increased administrative and Fund brokerage expenses.

            (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER ("VSC") AND INTERACTIVE VOICE RESPONSE ("IVR") SYSTEM


     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see "Limits on Transfers").



     To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.



     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.


     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.


     We make the VSC or IVR available at Our discretion. In addition availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.


     VSC

     The VSC is available Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:

            -- e-mail your Registered Representative or VPSC;

            -- obtain current policy values;

            -- transfer assets between investment options;

            -- change the allocation of future premium payments;


            -- reset your password;



            -- change your address;



            -- obtain service forms; and



            -- view and download policy statements


     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

            -- obtain current policy values;

            -- transfer assets between investment options;

            -- change the allocation of future premium payments; and

            -- speak with one of Our Customer Service Representatives on
               Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You can authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. A Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions.



     NYLIAC does not permit current or former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.



     Facsimile requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.


     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month Account. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under Our Dollar Cost Averaging programs as part of your 12 free transfers each policy year.



     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock--Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

------------------------------------------------------------
------------------------------------------------------------
              AMOUNT      ACCUMULATION    ACCUMULATION UNITS
  MONTH    TRANSFERRED     UNIT VALUE          PURCHASED
------------------------------------------------------------
   1           $100          $10.00              10.00
------------------------------------------------------------
   2           $100          $ 8.00              12.50
------------------------------------------------------------
   3           $100          $12.50               8.00
------------------------------------------------------------
   4           $100          $ 7.50              13.33
------------------------------------------------------------
  Total        $400          $38.00              43.83
------------------------------------------------------------


                The average unit price is calculated as follows:

 Total share price             $38.00
------------------      =      ------      =      $9.50
  Number of months                4


                 The average unit cost is calculated as follows:

Total amount transferred             $400.00
------------------------      =      -------      =      $9.13
   Total units purchased              43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging


     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions. You specify the Investment Divisions to transfer money from, the Investment Divisions to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. You may not make transfers into or out of the Fixed Account under this option.



     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.


     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Account

     This feature permits you to set up automatic Dollar Cost Averaging using the 6-month DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Account in addition to the traditional Dollar Cost Averaging, Interest Sweep or Automatic Asset Reallocation options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 15 of this Prospectus.

     You must allocate a MINIMUM OF $5,000 to the DCA Advantage Account. If you send less than the $5,000 minimum to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. You may not make transfers from the DCA Advantage Account into the Fixed Account. You may not select the DCA Advantage Account option if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Account will be transferred to the Investment Divisions in 6 monthly transfers. Dollar Cost Averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.


     You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment We receive for the DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 6-month DCA Advantage Account under which the 6-month term will end on December 31, 2008 and you make a subsequent premium payment to the 6-month DCA

Advantage Account before December 31, 2008, We will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31, 2008 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Account, after the 6-month period has expired, the Plan will be reactivated for a new 6-month period and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE ACCOUNT FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible--Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity--Service Class Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option.


     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     This feature is available to you at no additional cost.

     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions, subject to certain limitations (See "Transfers"). You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us at VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, the Fixed Account or the DCA Advantage Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). The minimum amount that you may allocate to the DCA Advantage Plan Account is $5,000. (See "THE DCA ADVANTAGE PLAN.") We will allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Account at the close of the Business Day on which they are received by NYLIAC. We will apply Credits to the same Allocation Alternatives and/or the DCA Advantage Plan Account based on the same percentages used to allocate your premium payments.

     We will credit that portion of each premium payment (and any Credit thereon) you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan ("IPP"), Annual Death Benefit Reset ("ADBR") and Enhanced Beneficiary Benefit ("EBB") riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the Policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (c) Annual Death Benefit Reset (ADBR) Rider (Optional)

     YOU MAY ENHANCE YOUR POLICY'S STANDARD DEATH BENEFIT BY PURCHASING THE OPTIONAL ADBR RIDER. THE ADBR RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. If you select this rider and you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment at VPSC. The amount will be the greatest of:

          (a) the Accumulation Value less any Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law) less any Mortality and Expense Risk Charge and Administrative Costs Charge or pro-rata portion thereof;

          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals less any rider charges applied since the Policy Date; or

          (c) the "Reset Value" plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges applied since the prior Reset Anniversary date.

     We recalculate the Reset Value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, We calculate the Reset Value by comparing (a) the Accumulation Value less any Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law); and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any fees and charges applied since the Policy Date. The Reset Value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value less any Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law) on the current Reset Anniversary; and (b) the Reset Value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any additional fees and charges since the last Reset Anniversary date. The greater of the compared values will be the new Reset Value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy (including applicable surrender charges) divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.

     We have set forth below an example of how the ADBR Rider is calculated for an owner who is age 63. The current annual rider charge is 0.30% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, We have assumed the following:

          (1) you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made); a Credit of $8,000 is applied to this payment

          (2) the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Reset Value)

          (3) the current Accumulation Value is $240,000

          (4) you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)

          (5) you (or the Annuitant if you are not the Annuitant) die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal

          (6) the Accumulation Value on the date We receive the necessary requirements to pay the death benefit is $225,000 ($240,000 - $15,000)

          (7) the charge for the ADBR Rider is assessed: 0.30% annually (0.075% per quarter)

          (8) the Death Benefit is the greatest of:

               a) the Accumulation Value
                  $225,000

               b) the sum of all premium payments made, less partial withdrawals and surrender charges on those partial withdrawals less any additional fees and charges that may have been assessed since the Policy Date
                  $200,000 - $15,000 - ($200,000 x 0.30%) - ($250,000 x 0.075%),
                  which is:
                  $200,000 - $15,000 - $600 - $187.50
                   = $184,212.50

               c) the "Reset Value," which is the greatest of:

                    1. the Accumulation Value
                       $225,000

                    2. the prior Reset Value as of the last Reset Anniversary, less any proportional withdrawals, surrender charges on those withdrawals, less any additional fees and charges that may have been assessed since the prior Reset Anniversary
                           = $250,000 - (($15,000/$240,000) x $250,000) -
                       ($250,000 x
                              0.075%)), which is:
                           = $250,000 - $15,625 - $187.50
                           = $234,187.50

In this example, your Beneficiary would receive $234,187.50.

     The ADBR Rider ends upon the earlier of the following:

          1) the Annuity Commencement Date, or

          2) the date you surrender the policy.

     Notwithstanding the foregoing, the Rider will not end and all of the Rider's provisions and quarterly charges will continue to be deducted as if the new owner had purchased the policy on the original Policy Date, upon the following:

          1) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, or

          2) if the Annuitant is your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death.

     YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY.

     (d) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

            (i) At the time of application: The amount that is guaranteed will equal the initial premium payment and Credit thereon, plus any additional premium payments and Credits thereon We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals thereafter. The rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 15 of this Prospectus.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation of the rider will be effective as of the date either VPSC or the Registered Representative receives your cancellation request.

     This Rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP-IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.


     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.



     Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:


          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) a Credit of $4,000 is applied to your policy;

          (4) no additional premium payments are made;

          (5) a withdrawal of $20,000 is made in the eighth Policy Year;

          (6) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (7) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $104,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

            Proportional withdrawal = ($20,000/$80,000) x $104,000 = $26,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($104,000-$26,000) = $78,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $78,000 even though the Accumulation Value has decreased to $50,000.

     (e) Enhanced Beneficiary Benefit Rider (optional)

     THE ENHANCED BENEFICIARY BENEFIT (EBB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant) die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                          RANGE OF
OR ANNUITANT                                 APPLICABLE PERCENTAGES
-------------------                          ----------------------
70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the adjusted premium payments. For the purposes of this section, adjusted premium payments are the total of all premium payments less proportional withdrawals. Proportional withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all adjusted premium payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of adjusted premium payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of adjusted premium payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "THE POLICIES--Riders--Enhanced Spousal Continuance Rider."), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The Rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the adjusted premium payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current adjusted premium payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - adjusted premium payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (f) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (g) Upromise Account Rider (Optional, no additional cost)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise (or a successor organization) ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.

     POLICYOWNER INQUIRIES


     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY--Questions 15, 16 and 17.") Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE

ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES(1)

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Fixed Account, the Investment Divisions and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Investment Division and/or the DCA Advantage Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Investment Division and/or the DCA Advantage Account.

     The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines to 7% in the fourth Payment Year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh Payment Year, 3% in the eighth, ninth and tenth Payment Years and after the tenth Payment Year no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                        Charge
------------                                                        ------
1.................................................................    8%
2.................................................................    8%
3.................................................................    8%
4.................................................................    7%
5.................................................................    6%
6.................................................................    5%
7.................................................................    4%
8.................................................................    3%
9.................................................................    3%
10................................................................    3%
11+...............................................................    0%



     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal less any prior surrender charge free partial withdrawals made during the current Policy Year, or (ii) the Accumulation Value less accumulated premium payments, or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge free partial withdrawals made during the current Policy Year.

     (b) if NYLIAC cancels the policy;


----------
(1) This section is modified as indicated in Appendix 1 of this Prospectus.

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

     (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (g) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Prior to the Annuity Commencement Date, We deduct the Mortality and Expense Risk and Administrative Costs Charge against your policy. We deduct this charge each policy quarter by reducing the number of Accumulation Units in the Investment Divisions you have selected. On an annual basis, the charge equals 1.90% (0.475% quarterly) of the Adjusted Premium Payments (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions). When you make additional premium payments during a policy quarter, the charge is calculated on a pro-rata basis. Also, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon the payment of any death benefit proceeds.

     We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that the surrender charges do not adequately cover sales expenses.

     This policy differs from other variable annuities in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments rather than as a percentage of separate account assets. This means that the dollar amount of this Charge will be unaffected by fluctuations in market performance. Generally, in a rising market, the structure of this Charge will benefit the policyowner because the charge, when measured as a percentage of separate account assets, will be reduced. On the other hand, in a flat or declining market, this structure will result in an increase in the charge when measured as a percentage of separate account assets.

     Another difference is that the Mortality and Expense Risk and Administrative Costs Charge is deducted by reducing the number of Accumulation Units held in your Policy, rather than by reducing the value of those Accumulation Units.

     In a rising market, since each Accumulation Unit will have a relatively greater value, fewer Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. In a declining market, since each Accumulation Unit will have a relatively lower value, more Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. The value of your policy will depend on the number of Accumulation Units you own and the value of those units.

CALCULATING THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Below are examples of how the Mortality and Expense Risk and Administrative Costs Charge will be calculated and deducted. The examples are purely hypothetical and are for illustrative purposes only.

     The examples assume an Adjusted Premium Payment of $10,000 on September 1st with the Mortality and Expense Risk and Administrative Costs Charge being deducted each policy quarter.

     Examples 1 and 2 show how the dollar amount of the Mortality and Expense Risk and Administrative Costs Charge will remain stable regardless of fluctuations in the policy's Accumulation Value.

                                         EXAMPLE 1

     Adjusted Premium Payments on September 1st                                     $10,000

     Variable Accumulation Value on December 1st                                    $12,000
       (end of the first policy quarter)

     Mortality and Expense Risk and Administrative                $47.50 ($10,000 x 0.475%)
       Costs Charge deducted on December 1st

     We will deduct $47.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.

                                         EXAMPLE 2

     Adjusted Premium Payments on September 1st                                     $10,000

     Variable Accumulation Value on December 1st                                     $7,500
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative                $47.50 ($10,000 x 0.475%)
       Costs Charge deducted on December 1st

     We will deduct $47.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.



     Example 3 shows how We calculate the charge based on the total Adjusted Premium Payments allocated to the Investment Divisions and/or the DCA Advantage Account.

                                          EXAMPLE 3

     Adjusted Premium Payments on September 1st                                       $10,000

     Additional Premium Payment on September 15th                                      $7,500

     Total Adjusted Premium Payments as of December 1st                               $17,500
       (end of the first policy quarter)

     Variable Accumulation Value on December 1st                                      $22,000
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative         $77.65 (($10,000 x 14/91 x 0.475%)
       Costs Charge deducted on December 1st                    + ($17,500 x 77/91 x 0.475%))

     We will deduct $77.65 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.



     Example 4 shows how a Partial Withdrawal in excess of the free withdrawal amount can reduce the Adjusted Premium Payments under the policy for the purposes of calculating the Mortality and Expense Risk and Administrative Costs Charge.

                                          EXAMPLE 4

     Adjusted Premium Payments on September 1st                                       $10,000
     Variable Accumulation Value on October 15th                                      $12,500
     Gain in the Policy                                                                $2,500
     Partial Withdrawal on October 15th                                                $3,500
     Surrender Charge Deducted From Partial Withdrawal
       Amount                                                               $80 ($1,000 x 8%)
     Amount Sent to Policyowner                                                        $3,420
     Remaining Adjusted Premium Payments                                               $8,920
     Variable Accumulation Value on December 1st (end of
       the first policy quarter)                                                       $9,500
     Mortality and Expense Risk and Administrative Costs
       Charge deducted on December 1st (end of first        $44.83 (($10,000 x 44/91 x 0.475%
       policy quarter in which there are 91 days)                  + $8,920x 47/91 x 0.475%))
     Variable Accumulation Value on March 1st (end of the
       second policy quarter)                                                         $11,000
     Mortality & Expense Risk and Administrative Costs
       Charge deducted on March 1st (end of second policy
       quarter)                                                      $42.37 ($8,920 x 0.475%)




     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

                                  OTHER CHARGES

     (a) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. This charge of $30 is imposed each Policy Year and on the date of surrender. We deduct the annual policy service charge from each Investment Division, the DCA Advantage Account, and Fixed Account, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (b) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (c) Annual Death Benefit Reset (ADBR) Rider Charge (optional)

     If you select the ADBR Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value of the applicable quarter and will not reduce your adjusted premium payments. This charge will continue to be deducted while the contract remains in-force.

     The charge for the ADBR rider is based upon the issue age of you or the annuitant, whoever is older and will not change once your policy is issued. The maximum annual charge is 1.00% of the amount that is reset on the last Policy Anniversary, or the initial premium payment in the first Policy Year. You should check with your Registered Representative to determine the percentage We are currently charging. As of the date of this Prospectus, the charges are as follows:

AGE OF OLDEST
OWNER OR ANNUITANT                                            ANNUAL CHARGE
------------------                                            -------------
65 or younger........................................  0.30% (.0750% per quarter)
66 to 75 inclusive...................................  0.35% (.0875% per quarter)


     (d) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, We will deduct a charge on the first business day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct the charge from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC (at one of the addresses listed in Question 15 of this Prospectus) or the Registered Representative receives your cancellation request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.


     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging. This charge will not change once your policy is issued.


     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any surrender charges, taxes that We may deduct, Mortality and Expense Risk and Administrative Costs Charge, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, the Mortality and Expense Risk and Administrative Costs Charge, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Investment Divisions, the Fixed Account and the DCA Advantage Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Investment Divisions and the DCA Advantage Account, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Investment Divisions, the Fixed Account and the DCA Advantage Account from which the partial withdrawal is being made, We will pay the entire value of that Investment Division, the Fixed Account and the DCA Advantage Account, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division, and the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Account.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on premiums allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRA policies, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL(1)

     If both the Accumulation Value of your policy and your Premium Payments less any withdrawls and Surrender Charges are less than $2,000 or are insufficient to cover the annual Policy Service Charge, the Mortality and Expense Risk and Administrative Costs Charge and other applicable optional rider charges, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In some states, NYLIAC is offering a single premium version of the New York Life Premium Plus Elite Variable Annuity policies. In these states, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000 or are insufficient to cover the annual Policy Service Charge, the Mortality and Expense Risk and Administrative Costs Charge and other applicable optional rider charges, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity

----------
(1) This section is modified as indicated in Appendix 1 of this prospectus.

Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, calculated as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value, less Credits applied within the 12 months immediately preceding death (unless prohibited by state law) less any Mortality and Expense Risk charge and Administrative Costs charge or pro rata portion thereof, or

     (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals, less any rider charges, applied since the Policy Date.


     The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.


     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income--Guaranteed Period Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income--Guaranteed Period Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income--Guaranteed Period Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

     1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

       (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

       (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

       (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate.

However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B) (11)


     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.



     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.



     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b) (7) custodial accounts. You should consult your plan document to make this determination.


                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated to the Fixed Account. Interest rates will be set on the anniversary of each premium payment. All premium payments allocated to the Fixed Account, any Credit thereon plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation was made.

     (b) Transfers to the Investment Divisions

     You may transfer monies allocated from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date subject to the following conditions:

     1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

     2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion determines otherwise.

     Premiums payments transferred from the Fixed Account to the Investment Divisions are subject to a Mortality and Expense Risk and Administrative Costs Charge.

     We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.


     You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through Our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. YOU MAY NOT MAKE TRANSFERS INTO THE FIXED ACCOUNT.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments in the same order in which you allocated such payments to the Fixed Account during the life of the policy).

                            THE DCA ADVANTAGE ACCOUNT

     Like the Fixed Account, the DCA Advantage Account is also supported by the assets in NYLIAC's general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under "THE FIXED ACCOUNT" equally applies to the DCA Advantage Account.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Account and any Credit thereon will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account.


     The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.


                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.


     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.


     Important Information Regarding Final Code Section 403(b) Regulations



          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.



          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.



          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.



          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.



          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.



          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.


          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          (e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2008 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.


     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS


     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.


     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for New York Life Premium Plus Elite Variable Annuity policies during the fiscal year ended December 31, 2007 and during the fiscal year ended December 31, 2006 and the fiscal period ended December 31, 2005 were $21,076,865, $11,258,759 and $4,805,426, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible

Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1



How to obtain a New York Life Premium Plus Elite Variable Annuity Statement of
                             Additional Information.


The New York Life Premium Plus Elite Variable Annuity Statement of Additional
                            Information is posted on


Our website, www.newyorklife.com. For a paper copy of the Statement of
                             Additional Information,


                call (800) 598-2019 or send this request form to:


                        NYLIAC Variable Products Service Center
                        Madison Square Station
                        P.O. Box 922
                        New York, NY 10159


--------------------------------------------------------------------------------

  Please send me a New York Life Premium Plus Elite Variable Annuity Statement

                  of Additional Information dated May 1, 2008:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                                   APPENDIX 1

                          PROSPECTUS DATED MAY 1, 2008



     NYLIAC offers an individual single premium version of the New York Life Premium Plus Elite Variable Annuity in the following states: Alabama, Illinois, Kentucky, Maryland, Massachusetts, Minnesota, New Jersey, New York, Oregon, Pennsylvania, South Carolina, Utah and Washington. This Appendix modifies the May 1, 2008 Prospectus for the policies to describe the single premium version of the policies.


     All capitalized terms have the same meaning as those in the Prospectus.

     The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and

          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies.

     Accordingly, for the single premium policies, the Prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY

     When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial premium is funded from another source, such as a 1035 exchange, rollover or transfer from an institution. In such cases, We may receive parts of your initial premium on different Business Days.

     Accordingly, except in the circumstances described above, all references throughout the Prospectus to premium payments in the plural should be read to mean singular. Further, references to allocations of premium payments should be read to mean an allocation of the premium or any portion thereof. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

     Replace all references to "Payment Year" throughout the Prospectus with "Policy Year," and delete the definition of Payment Year in the "Definitions" section of the Prospectus.

II. SURRENDER CHARGE

Under the single premium policies, the surrender charge is as follows:

POLICY                                                             SURRENDER
 YEAR                                                                CHARGE
------                                                             ---------
 1...............................................................      8%
 2...............................................................      8%
 3...............................................................      7%
 4...............................................................      6%
 5...............................................................      5%
 6...............................................................      4%
 7...............................................................      3%
 8...............................................................      2%
 9...............................................................      1%
 10.............................................................       1%
 11+............................................................       0%


     Therefore, all references in the Prospectus to the Surrender Charge, such as in the "TABLE OF FEES AND EXPENSES", under Question 4: "What charges are assessed against the policy?" and under "Selecting the Variable Annuity That's Right for You", are modified accordingly. Please remember that this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the Prospectus remain unchanged.

     Also, as a result of the lower Surrender Charge under the single premium policies, the "Expenses if you surrender your policy" in the Examples beginning on Page 10 is modified as follows:

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

                                                                  EXPENSES IF YOU SURRENDER YOUR POLICY
-----------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                              1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders.........................................   $1,045.61   $1,620.11   $2,114.02   $3,506.72
with IPP Rider.............................................   $1,088.18   $1,746.41   $2,324.21   $3,920.85
with EBB Rider.............................................   $1,073.99   $1,704.44   $2,254.59   $3,784.87
with ADBR Rider............................................   $1,078.72   $1,718.45   $2,277.85   $3,830.42
with IPP & EBB Riders......................................   $1,116.57   $1,830.75   $2,464.79   $4,198.99
with IPP & ADBR Riders.....................................   $1,121.30   $1,844.75   $2,488.04   $4,244.55
with EBB & ADBR Riders.....................................   $1,107.11   $1,802.78   $2,418.43   $4,108.58
with All Riders............................................   $1,149.68   $1,929.08   $2,628.62   $4,522.70

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.........................................   $1,018.99   $1,540.57   $1,980.59   $3,238.26
with IPP Rider.............................................   $1,061.69   $1,667.96   $2,193.90   $3,665.36
with EBB Rider.............................................   $1,047.46   $1,625.62   $2,123.24   $3,525.11
with ADBR Rider............................................   $1,052.20   $1,639.76   $2,146.85   $3,572.09
with IPP & EBB Riders......................................   $1,090.15   $1,753.03   $2,336.55   $3,952.21
with IPP & ADBR Riders.....................................   $1,094.90   $1,767.15   $2,360.15   $3,999.18
with EBB & ADBR Riders.....................................   $1,080.67   $1,724.81   $2,289.49   $3,858.94
with All Riders............................................   $1,123.36   $1,852.22   $2,502.80   $4,286.04

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.........................................   $1,029.44   $1,571.87   $2,033.20   $3,344.62
with IPP Rider.............................................   $1,072.09   $1,698.83   $2,245.27   $3,766.56
with EBB Rider.............................................   $1,057.88   $1,656.64   $2,175.04   $3,628.03
with ADBR Rider............................................   $1,062.62   $1,670.73   $2,198.50   $3,674.44
with IPP & EBB Riders......................................   $1,100.53   $1,783.61   $2,387.10   $4,049.99
with IPP & ADBR Riders.....................................   $1,105.27   $1,797.69   $2,410.57   $4,096.40
with EBB & ADBR Riders.....................................   $1,091.05   $1,755.50   $2,340.33   $3,957.85
with All Riders............................................   $1,133.70   $1,882.47   $2,552.41   $4,379.82

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders.........................................   $  990.48   $1,454.81   $1,835.87   $2,942.17
with IPP Rider.............................................   $1,033.30   $1,583.39   $2,052.53   $3,383.53
with EBB Rider.............................................   $1,019.03   $1,540.67   $1,980.78   $3,238.62
with ADBR Rider............................................   $1,023.79   $1,554.92   $2,004.74   $3,287.16
with IPP & EBB Riders......................................   $1,061.85   $1,669.25   $2,197.44   $3,679.99
with IPP & ADBR Riders.....................................   $1,066.61   $1,683.50   $2,221.41   $3,728.55
with EBB & ADBR Riders.....................................   $1,052.34   $1,640.78   $2,149.65   $3,583.60
with All Riders............................................   $1,095.16   $1,769.36   $2,366.32   $4,024.99

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MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.........................................   $1,023.74   $1,554.80   $2,004.53   $3,286.75
with IPP Rider.............................................   $1,066.42   $1,682.00   $2,217.28   $3,711.50
with EBB Rider.............................................   $1,052.19   $1,639.73   $2,146.81   $3,572.03
with ADBR Rider............................................   $1,056.93   $1,653.84   $2,170.36   $3,618.77
with IPP & EBB Riders......................................   $1,094.87   $1,766.94   $2,359.56   $3,996.78
with IPP & ADBR Riders.....................................   $1,099.61   $1,781.04   $2,383.09   $4,043.50
with EBB & ADBR Riders.....................................   $1,085.38   $1,738.77   $2,312.63   $3,904.03
with All Riders............................................   $1,128.06   $1,865.97   $2,525.37   $4,328.80

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MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.........................................   $1,032.30   $1,580.40   $2,047.52   $3,373.43
with IPP Rider.............................................   $1,074.94   $1,707.24   $2,259.24   $3,793.98
with EBB Rider.............................................   $1,060.72   $1,665.09   $2,189.12   $3,655.91
with ADBR Rider............................................   $1,065.46   $1,679.17   $2,212.56   $3,702.18
with IPP & EBB Riders......................................   $1,103.36   $1,791.94   $2,400.86   $4,076.47
with IPP & ADBR Riders.....................................   $1,108.10   $1,806.00   $2,424.28   $4,122.74
with EBB & ADBR Riders.....................................   $1,093.89   $1,763.86   $2,354.16   $3,984.65
with All Riders............................................   $1,136.52   $1,890.70   $2,565.89   $4,405.21

-----------------------------------------------------------------------------------------------------------

                                                                  EXPENSES IF YOU SURRENDER YOUR POLICY
-----------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                              1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.........................................   $1,030.40   $1,574.71   $2,037.97   $3,354.23
with IPP Rider.............................................   $1,073.04   $1,701.65   $2,249.95   $3,775.73
with EBB Rider.............................................   $1,058.83   $1,659.47   $2,179.73   $3,637.32
with ADBR Rider............................................   $1,063.57   $1,673.54   $2,203.18   $3,683.69
with IPP & EBB Riders......................................   $1,101.47   $1,786.39   $2,391.69   $4,058.82
with IPP & ADBR Riders.....................................   $1,106.21   $1,800.47   $2,415.15   $4,105.18
with EBB & ADBR Riders.....................................   $1,092.00   $1,758.29   $2,344.94   $3,966.80
with All Riders............................................   $1,134.64   $1,885.21   $2,556.89   $4,388.28
-----------------------------------------------------------------------------------------------------------
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders.........................................   $1,055.11   $1,648.42   $2,161.30   $3,600.80
with IPP Rider.............................................   $1,097.65   $1,774.32   $2,370.39   $4,010.36
with EBB Rider.............................................   $1,083.47   $1,732.48   $2,301.13   $3,875.90
with ADBR Rider............................................   $1,088.19   $1,746.44   $2,324.26   $3,920.94
with IPP & EBB Riders......................................   $1,126.00   $1,858.39   $2,510.23   $4,285.47
with IPP & ADBR Riders.....................................   $1,130.73   $1,872.36   $2,533.36   $4,330.54
with EBB & ADBR Riders.....................................   $1,116.55   $1,830.51   $2,464.10   $4,196.04
with All Riders............................................   $1,159.08   $1,956.43   $2,673.19   $4,605.62

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MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.........................................   $1,031.35   $1,577.55   $2,042.74   $3,363.84
with IPP Rider.............................................   $1,073.99   $1,704.44   $2,254.60   $3,784.86
with EBB Rider.............................................   $1,059.77   $1,662.28   $2,184.42   $3,646.63
with ADBR Rider............................................   $1,064.51   $1,676.34   $2,207.86   $3,692.93
with IPP & EBB Riders......................................   $1,102.41   $1,789.16   $2,396.27   $4,067.65
with IPP & ADBR Riders.....................................   $1,107.15   $1,803.23   $2,419.70   $4,113.96
with EBB & ADBR Riders.....................................   $1,092.94   $1,761.07   $2,349.55   $3,975.72
with All Riders............................................   $1,135.58   $1,887.96   $2,561.40   $4,396.75

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MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.........................................   $1,020.89   $1,546.25   $1,990.17   $3,257.67
with IPP Rider.............................................   $1,063.58   $1,673.59   $2,203.26   $3,683.84
with EBB Rider.............................................   $1,049.35   $1,631.27   $2,132.67   $3,543.91
with ADBR Rider............................................   $1,054.10   $1,645.39   $2,156.26   $3,590.79
with IPP & EBB Riders......................................   $1,092.04   $1,758.60   $2,345.76   $3,970.07
with IPP & ADBR Riders.....................................   $1,096.78   $1,772.71   $2,369.33   $4,016.96
with EBB & ADBR Riders.....................................   $1,082.55   $1,730.41   $2,298.76   $3,877.02
with All Riders............................................   $1,125.24   $1,857.72   $2,511.83   $4,303.16

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MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.........................................   $1,042.75   $1,611.61   $2,099.80   $3,478.32
with IPP Rider.............................................   $1,085.34   $1,738.03   $2,310.33   $3,893.82
with EBB Rider.............................................   $1,071.14   $1,696.02   $2,240.61   $3,757.39
with ADBR Rider............................................   $1,075.88   $1,710.03   $2,263.88   $3,803.09
with IPP & EBB Riders......................................   $1,113.73   $1,822.44   $2,451.12   $4,172.89
with IPP & ADBR Riders.....................................   $1,118.47   $1,836.46   $2,474.42   $4,218.60
with EBB & ADBR Riders.....................................   $1,104.27   $1,794.45   $2,404.70   $4,082.19
with All Riders............................................   $1,146.86   $1,920.87   $2,615.21   $4,497.66

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MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders.........................................   $1,025.64   $1,560.48   $2,014.09   $3,306.06
with IPP Rider.............................................   $1,068.31   $1,687.61   $2,226.61   $3,729.89
with EBB Rider.............................................   $1,054.09   $1,645.38   $2,156.23   $3,590.75
with ADBR Rider............................................   $1,058.83   $1,659.46   $2,179.74   $3,637.36
with IPP & EBB Riders......................................   $1,096.75   $1,772.50   $2,368.76   $4,014.56
with IPP & ADBR Riders.....................................   $1,101.49   $1,786.59   $2,392.26   $4,061.17
with EBB & ADBR Riders.....................................   $1,087.27   $1,744.35   $2,321.87   $3,922.01
with All Riders............................................   $1,129.94   $1,871.47   $2,534.40   $4,345.84

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders.........................................   $1,047.51   $1,625.77   $2,123.49   $3,525.61
with IPP Rider.............................................   $1,090.08   $1,752.01   $2,333.47   $3,938.83
with EBB Rider.............................................   $1,075.89   $1,710.06   $2,263.92   $3,803.14
with ADBR Rider............................................   $1,080.62   $1,724.06   $2,287.15   $3,848.60
with IPP & EBB Riders......................................   $1,118.46   $1,836.28   $2,473.90   $4,216.36
with IPP & ADBR Riders.....................................   $1,123.18   $1,850.27   $2,497.12   $4,261.80
with EBB & ADBR Riders.....................................   $1,109.00   $1,808.33   $2,427.58   $4,126.15
with All Riders............................................   $1,151.56   $1,934.57   $2,637.56   $4,539.37

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                                                                  EXPENSES IF YOU SURRENDER YOUR POLICY
-----------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                              1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders.........................................   $1,059.86   $1,662.53   $2,184.85   $3,647.47
with IPP Rider.............................................   $1,102.37   $1,788.25   $2,393.40   $4,054.81
with EBB Rider.............................................   $1,088.20   $1,746.48   $2,324.32   $3,921.05
with ADBR Rider............................................   $1,092.93   $1,760.42   $2,347.40   $3,965.86
with IPP & EBB Riders......................................   $1,130.71   $1,872.19   $2,532.86   $4,328.38
with IPP & ADBR Riders.....................................   $1,135.44   $1,886.13   $2,555.93   $4,373.16
with EBB & ADBR Riders.....................................   $1,121.27   $1,844.35   $2,486.87   $4,239.45
with All Riders............................................   $1,163.78   $1,970.08   $2,695.41   $4,646.77

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders.........................................   $1,043.71   $1,614.45   $2,104.55   $3,487.79
with IPP Rider.............................................   $1,086.29   $1,740.82   $2,314.95   $3,902.83
with EBB Rider.............................................   $1,072.10   $1,698.83   $2,245.26   $3,766.56
with ADBR Rider............................................   $1,076.83   $1,712.85   $2,268.55   $3,812.22
with IPP & EBB Riders......................................   $1,114.68   $1,825.22   $2,455.68   $4,181.60
with IPP & ADBR Riders.....................................   $1,119.41   $1,839.23   $2,478.96   $4,227.25
with EBB & ADBR Riders.....................................   $1,105.22   $1,797.22   $2,409.25   $4,090.98
with All Riders............................................   $1,147.80   $1,923.61   $2,619.68   $4,506.03

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.........................................   $1,054.16   $1,645.58   $2,156.58   $3,591.43
with IPP Rider.............................................   $1,096.70   $1,771.53   $2,365.78   $4,001.46
with EBB Rider.............................................   $1,082.52   $1,729.68   $2,296.48   $3,866.83
with ADBR Rider............................................   $1,087.24   $1,743.65   $2,319.63   $3,911.94
with IPP & EBB Riders......................................   $1,125.05   $1,855.63   $2,505.69   $4,276.86
with IPP & ADBR Riders.....................................   $1,129.78   $1,869.60   $2,528.84   $4,321.97
with EBB & ADBR Riders.....................................   $1,115.60   $1,827.74   $2,459.54   $4,187.33
with All Riders............................................   $1,158.14   $1,953.69   $2,668.75   $4,597.38

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.........................................   $1,043.71   $1,614.45   $2,104.55   $3,487.79
with IPP Rider.............................................   $1,086.29   $1,740.82   $2,314.95   $3,902.83
with EBB Rider.............................................   $1,072.10   $1,698.83   $2,245.26   $3,766.56
with ADBR Rider............................................   $1,076.83   $1,712.85   $2,268.55   $3,812.22
with IPP & EBB Riders......................................   $1,114.68   $1,825.22   $2,455.68   $4,181.60
with IPP & ADBR Riders.....................................   $1,119.41   $1,839.23   $2,478.96   $4,227.25
with EBB & ADBR Riders.....................................   $1,105.22   $1,797.22   $2,409.25   $4,090.98
with All Riders............................................   $1,147.80   $1,923.61   $2,619.68   $4,506.03

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MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.........................................   $1,039.90   $1,603.10   $2,085.56   $3,449.82
with IPP Rider.............................................   $1,082.51   $1,729.64   $2,296.42   $3,866.70
with EBB Rider.............................................   $1,068.31   $1,687.60   $2,226.58   $3,729.82
with ADBR Rider............................................   $1,073.04   $1,701.63   $2,249.91   $3,775.67
with IPP & EBB Riders......................................   $1,110.91   $1,814.13   $2,437.44   $4,146.69
with IPP & ADBR Riders.....................................   $1,115.64   $1,828.16   $2,460.77   $4,192.56
with EBB & ADBR Riders.....................................   $1,101.44   $1,786.12   $2,390.93   $4,055.68
with All Riders............................................   $1,144.04   $1,912.65   $2,601.78   $4,472.55

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.........................................   $1,033.25   $1,583.23   $2,052.26   $3,383.00
with IPP Rider.............................................   $1,075.88   $1,710.04   $2,263.89   $3,803.11
with EBB Rider.............................................   $1,061.67   $1,667.91   $2,193.81   $3,665.17
with ADBR Rider............................................   $1,066.40   $1,681.97   $2,217.22   $3,711.39
with IPP & EBB Riders......................................   $1,104.30   $1,794.72   $2,405.44   $4,085.28
with IPP & ADBR Riders.....................................   $1,109.04   $1,808.77   $2,428.85   $4,131.49
with EBB & ADBR Riders.....................................   $1,094.83   $1,766.64   $2,358.76   $3,993.56
with All Riders............................................   $1,137.46   $1,893.45   $2,570.39   $4,413.66

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.........................................   $1,037.05   $1,594.59   $2,071.31   $3,421.25
with IPP Rider.............................................   $1,079.66   $1,721.24   $2,282.50   $3,839.51
with EBB Rider.............................................   $1,065.46   $1,679.16   $2,212.55   $3,702.17
with ADBR Rider............................................   $1,070.19   $1,693.21   $2,235.92   $3,748.19
with IPP & EBB Riders......................................   $1,108.07   $1,805.82   $2,423.74   $4,120.43
with IPP & ADBR Riders.....................................   $1,112.81   $1,819.86   $2,447.10   $4,166.44
with EBB & ADBR Riders.....................................   $1,098.60   $1,777.77   $2,377.15   $4,029.11
with All Riders............................................   $1,141.22   $1,904.43   $2,588.34   $4,447.36

-----------------------------------------------------------------------------------------------------------

                                                                  EXPENSES IF YOU SURRENDER YOUR POLICY
-----------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                              1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.........................................   $  999.03   $1,480.59   $1,879.46   $3,031.91
with IPP Rider.............................................   $1,041.82   $1,608.82   $2,095.13   $3,468.98
with EBB Rider.............................................   $1,027.55   $1,566.21   $2,023.69   $3,325.46
with ADBR Rider............................................   $1,032.31   $1,580.43   $2,047.57   $3,373.55
with IPP & EBB Riders......................................   $1,070.34   $1,694.44   $2,239.36   $3,762.51
with IPP & ADBR Riders.....................................   $1,075.09   $1,708.65   $2,263.22   $3,810.59
with EBB & ADBR Riders.....................................   $1,060.83   $1,666.04   $2,191.79   $3,667.09
with All Riders............................................   $1,103.62   $1,794.26   $2,407.44   $4,104.11

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.........................................   $1,058.91   $1,659.72   $2,180.16   $3,638.17
with IPP Rider.............................................   $1,101.43   $1,785.47   $2,388.80   $4,045.92
with EBB Rider.............................................   $1,087.26   $1,743.68   $2,319.69   $3,912.04
with ADBR Rider............................................   $1,091.98   $1,757.62   $2,342.77   $3,956.89
with IPP & EBB Riders......................................   $1,129.78   $1,869.44   $2,528.35   $4,319.82
with IPP & ADBR Riders.....................................   $1,134.50   $1,883.39   $2,551.43   $4,364.67
with EBB & ADBR Riders.....................................   $1,120.33   $1,841.59   $2,482.32   $4,230.78
with All Riders............................................   $1,162.84   $1,967.36   $2,690.97   $4,638.55

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.........................................   $1,027.54   $1,566.18   $2,023.65   $3,325.36
with IPP Rider.............................................   $1,070.20   $1,693.22   $2,235.94   $3,748.25
with EBB Rider.............................................   $1,055.98   $1,651.01   $2,165.64   $3,609.41
with ADBR Rider............................................   $1,060.72   $1,665.10   $2,189.13   $3,655.92
with IPP & EBB Riders......................................   $1,098.64   $1,778.05   $2,377.93   $4,032.28
with IPP & ADBR Riders.....................................   $1,103.38   $1,792.14   $2,401.42   $4,078.81
with EBB & ADBR Riders.....................................   $1,089.16   $1,749.93   $2,331.10   $3,939.96
with All Riders............................................   $1,131.82   $1,876.97   $2,543.41   $4,362.86

-----------------------------------------------------------------------------------------------------------
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.........................................   $1,025.64   $1,560.48   $2,014.09   $3,306.06
with IPP Rider.............................................   $1,068.31   $1,687.61   $2,226.61   $3,729.89
with EBB Rider.............................................   $1,054.09   $1,645.38   $2,156.23   $3,590.75
with ADBR Rider............................................   $1,058.83   $1,659.46   $2,179.74   $3,637.36
with IPP & EBB Riders......................................   $1,096.75   $1,772.50   $2,368.76   $4,014.56
with IPP & ADBR Riders.....................................   $1,101.49   $1,786.59   $2,392.26   $4,061.17
with EBB & ADBR Riders.....................................   $1,087.27   $1,744.35   $2,321.87   $3,922.01
with All Riders............................................   $1,129.94   $1,871.47   $2,534.40   $4,345.84

-----------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.........................................   $1,058.91   $1,659.72   $2,180.16   $3,638.17
with IPP Rider.............................................   $1,101.43   $1,785.47   $2,388.80   $4,045.92
with EBB Rider.............................................   $1,087.26   $1,743.68   $2,319.69   $3,912.04
with ADBR Rider............................................   $1,091.98   $1,757.62   $2,342.77   $3,956.89
with IPP & EBB Riders......................................   $1,129.78   $1,869.44   $2,528.35   $4,319.82
with IPP & ADBR Riders.....................................   $1,134.50   $1,883.39   $2,551.43   $4,364.67
with EBB & ADBR Riders.....................................   $1,120.33   $1,841.59   $2,482.32   $4,230.78
with All Riders............................................   $1,162.84   $1,967.36   $2,690.97   $4,638.55

-----------------------------------------------------------------------------------------------------------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.........................................   $1,029.44   $1,571.87   $2,033.20   $3,344.62
with IPP Rider.............................................   $1,072.09   $1,698.83   $2,245.27   $3,766.56
with EBB Rider.............................................   $1,057.88   $1,656.64   $2,175.04   $3,628.03
with ADBR Rider............................................   $1,062.62   $1,670.73   $2,198.50   $3,674.44
with IPP & EBB Riders......................................   $1,100.53   $1,783.61   $2,387.10   $4,049.99
with IPP & ADBR Riders.....................................   $1,105.27   $1,797.69   $2,410.57   $4,096.40
with EBB & ADBR Riders.....................................   $1,091.05   $1,755.50   $2,340.33   $3,957.85
with All Riders............................................   $1,133.70   $1,882.47   $2,552.41   $4,379.82
-----------------------------------------------------------------------------------------------------------




* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.



** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                  EXPENSES IF YOU SURRENDER YOUR POLICY
-----------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                              1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES CLASS B
without any Riders.........................................   $1,052.26   $1,639.93   $2,147.13   $3,572.68
with IPP Rider.............................................   $1,094.80   $1,765.95   $2,356.55   $3,983.60
with EBB Rider.............................................   $1,080.62   $1,724.07   $2,287.19   $3,848.68
with ADBR Rider............................................   $1,085.35   $1,738.05   $2,310.36   $3,893.88
with IPP & EBB Riders......................................   $1,123.17   $1,850.10   $2,496.62   $4,259.63
with IPP & ADBR Riders.....................................   $1,127.89   $1,864.08   $2,519.78   $4,304.82
with EBB & ADBR Riders.....................................   $1,113.71   $1,822.20   $2,450.42   $4,169.89
with All Riders............................................   $1,156.26   $1,948.23   $2,659.84   $4,580.84

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DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.........................................   $1,048.45   $1,628.60   $2,128.22   $3,535.04
with IPP Rider.............................................   $1,091.02   $1,754.79   $2,338.09   $3,947.79
with EBB Rider.............................................   $1,076.83   $1,712.85   $2,268.57   $3,812.28
with ADBR Rider............................................   $1,081.56   $1,726.85   $2,291.79   $3,857.66
with IPP & EBB Riders......................................   $1,119.39   $1,839.04   $2,478.43   $4,225.02
with IPP & ADBR Riders.....................................   $1,124.12   $1,853.04   $2,501.66   $4,270.43
with EBB & ADBR Riders.....................................   $1,109.94   $1,811.11   $2,432.15   $4,134.90
with All Riders............................................   $1,152.50   $1,937.29   $2,642.01   $4,547.66

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FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.........................................   $1,029.44   $1,571.87   $2,033.20   $3,344.62
with IPP Rider.............................................   $1,072.09   $1,698.83   $2,245.27   $3,766.56
with EBB Rider.............................................   $1,057.88   $1,656.64   $2,175.04   $3,628.03
with ADBR Rider............................................   $1,062.62   $1,670.73   $2,198.50   $3,674.44
with IPP & EBB Riders......................................   $1,100.53   $1,783.61   $2,387.10   $4,049.99
with IPP & ADBR Riders.....................................   $1,105.27   $1,797.69   $2,410.57   $4,096.40
with EBB & ADBR Riders.....................................   $1,091.05   $1,755.50   $2,340.33   $3,957.85
with All Riders............................................   $1,133.70   $1,882.47   $2,552.41   $4,379.82

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FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.........................................   $1,019.94   $1,543.41   $1,985.39   $3,247.97
with IPP Rider.............................................   $1,062.63   $1,670.77   $2,198.58   $3,674.60
with EBB Rider.............................................   $1,048.40   $1,628.45   $2,127.96   $3,534.51
with ADBR Rider............................................   $1,053.14   $1,642.57   $2,151.55   $3,581.45
with IPP & EBB Riders......................................   $1,091.09   $1,755.80   $2,341.14   $3,961.14
with IPP & ADBR Riders.....................................   $1,095.84   $1,769.93   $2,364.73   $4,008.07
with EBB & ADBR Riders.....................................   $1,081.61   $1,727.61   $2,294.13   $3,867.99
with All Riders............................................   $1,124.30   $1,854.96   $2,507.31   $4,294.59

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FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.........................................   $1,030.40   $1,574.71   $2,037.97   $3,354.23
with IPP Rider.............................................   $1,073.04   $1,701.65   $2,249.95   $3,775.73
with EBB Rider.............................................   $1,058.83   $1,659.47   $2,179.73   $3,637.32
with ADBR Rider............................................   $1,063.57   $1,673.54   $2,203.18   $3,683.69
with IPP & EBB Riders......................................   $1,101.47   $1,786.39   $2,391.69   $4,058.82
with IPP & ADBR Riders.....................................   $1,106.21   $1,800.47   $2,415.15   $4,105.18
with EBB & ADBR Riders.....................................   $1,092.00   $1,758.29   $2,344.94   $3,966.80
with All Riders............................................   $1,134.64   $1,885.21   $2,556.89   $4,388.28

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JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.........................................   $1,021.84   $1,549.10   $1,994.95   $3,267.36
with IPP Rider.............................................   $1,064.52   $1,676.38   $2,207.93   $3,693.07
with EBB Rider.............................................   $1,050.30   $1,634.09   $2,137.39   $3,553.30
with ADBR Rider............................................   $1,055.04   $1,648.21   $2,160.95   $3,600.12
with IPP & EBB Riders......................................   $1,092.98   $1,761.38   $2,350.36   $3,978.99
with IPP & ADBR Riders.....................................   $1,097.72   $1,775.48   $2,373.92   $4,025.80
with EBB & ADBR Riders.....................................   $1,083.49   $1,733.19   $2,303.39   $3,886.04
with All Riders............................................   $1,126.18   $1,860.47   $2,516.34   $4,311.72

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JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.........................................   $1,031.35   $1,577.55   $2,042.74   $3,363.84
with IPP Rider.............................................   $1,073.99   $1,704.44   $2,254.60   $3,784.86
with EBB Rider.............................................   $1,059.77   $1,662.28   $2,184.42   $3,646.63
with ADBR Rider............................................   $1,064.51   $1,676.34   $2,207.86   $3,692.93
with IPP & EBB Riders......................................   $1,102.41   $1,789.16   $2,396.27   $4,067.65
with IPP & ADBR Riders.....................................   $1,107.15   $1,803.23   $2,419.70   $4,113.96
with EBB & ADBR Riders.....................................   $1,092.94   $1,761.07   $2,349.55   $3,975.72
with All Riders............................................   $1,135.58   $1,887.96   $2,561.40   $4,396.75

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                                                                  EXPENSES IF YOU SURRENDER YOUR POLICY
-----------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                              1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.........................................   $1,048.45   $1,628.60   $2,128.22   $3,535.04
with IPP Rider.............................................   $1,091.02   $1,754.79   $2,338.09   $3,947.79
with EBB Rider.............................................   $1,076.83   $1,712.85   $2,268.57   $3,812.28
with ADBR Rider............................................   $1,081.56   $1,726.85   $2,291.79   $3,857.66
with IPP & EBB Riders......................................   $1,119.39   $1,839.04   $2,478.43   $4,225.02
with IPP & ADBR Riders.....................................   $1,124.12   $1,853.04   $2,501.66   $4,270.43
with EBB & ADBR Riders.....................................   $1,109.94   $1,811.11   $2,432.15   $4,134.90
with All Riders............................................   $1,152.50   $1,937.29   $2,642.01   $4,547.66

-----------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.........................................   $1,051.31   $1,637.10   $2,142.41   $3,563.28
with IPP Rider.............................................   $1,093.86   $1,763.18   $2,351.95   $3,974.67
with EBB Rider.............................................   $1,079.68   $1,721.28   $2,282.55   $3,839.60
with ADBR Rider............................................   $1,084.41   $1,735.25   $2,305.73   $3,884.85
with IPP & EBB Riders......................................   $1,122.23   $1,847.35   $2,492.08   $4,250.98
with IPP & ADBR Riders.....................................   $1,126.96   $1,861.32   $2,515.26   $4,296.23
with EBB & ADBR Riders.....................................   $1,112.77   $1,819.43   $2,445.86   $4,161.18
with All Riders............................................   $1,155.32   $1,945.50   $2,655.39   $4,572.56

-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.........................................   $1,048.45   $1,628.60   $2,128.22   $3,535.04
with IPP Rider.............................................   $1,091.02   $1,754.79   $2,338.09   $3,947.79
with EBB Rider.............................................   $1,076.83   $1,712.85   $2,268.57   $3,812.28
with ADBR Rider............................................   $1,081.56   $1,726.85   $2,291.79   $3,857.66
with IPP & EBB Riders......................................   $1,119.39   $1,839.04   $2,478.43   $4,225.02
with IPP & ADBR Riders.....................................   $1,124.12   $1,853.04   $2,501.66   $4,270.43
with EBB & ADBR Riders.....................................   $1,109.94   $1,811.11   $2,432.15   $4,134.90
with All Riders............................................   $1,152.50   $1,937.29   $2,642.01   $4,547.66

-----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.........................................   $1,052.26   $1,639.93   $2,147.13   $3,572.68
with IPP Rider.............................................   $1,094.80   $1,765.95   $2,356.55   $3,983.60
with EBB Rider.............................................   $1,080.62   $1,724.07   $2,287.19   $3,848.68
with ADBR Rider............................................   $1,085.35   $1,738.05   $2,310.36   $3,893.88
with IPP & EBB Riders......................................   $1,123.17   $1,850.10   $2,496.62   $4,259.63
with IPP & ADBR Riders.....................................   $1,127.89   $1,864.08   $2,519.78   $4,304.82
with EBB & ADBR Riders.....................................   $1,113.71   $1,822.20   $2,450.42   $4,169.89
with All Riders............................................   $1,156.26   $1,948.23   $2,659.84   $4,580.84

-----------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.........................................   $1,068.42   $1,687.93   $2,227.14   $3,730.92
with IPP Rider.............................................   $1,110.89   $1,813.30   $2,434.69   $4,134.21
with EBB Rider.............................................   $1,096.73   $1,771.64   $2,365.95   $4,001.80
with ADBR Rider............................................   $1,101.45   $1,785.54   $2,388.91   $4,046.14
with IPP & EBB Riders......................................   $1,139.21   $1,897.01   $2,573.52   $4,405.08
with IPP & ADBR Riders.....................................   $1,143.93   $1,910.91   $2,596.47   $4,449.43
with EBB & ADBR Riders.....................................   $1,129.77   $1,869.25   $2,527.72   $4,317.01
with All Riders............................................   $1,172.24   $1,994.62   $2,735.28   $4,720.31

-----------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.........................................   $1,046.55   $1,622.94   $2,118.75   $3,516.15
with IPP Rider.............................................   $1,089.13   $1,749.21   $2,328.85   $3,929.84
with EBB Rider.............................................   $1,074.93   $1,707.24   $2,259.25   $3,794.00
with ADBR Rider............................................   $1,079.66   $1,721.25   $2,282.51   $3,839.52
with IPP & EBB Riders......................................   $1,117.51   $1,833.51   $2,469.35   $4,207.69
with IPP & ADBR Riders.....................................   $1,122.24   $1,847.51   $2,492.59   $4,253.19
with EBB & ADBR Riders.....................................   $1,108.05   $1,805.55   $2,423.00   $4,117.36
with All Riders............................................   $1,150.62   $1,931.82   $2,633.08   $4,531.04

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T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.........................................   $1,048.45   $1,628.60   $2,128.22   $3,535.04
with IPP Rider.............................................   $1,091.02   $1,754.79   $2,338.09   $3,947.79
with EBB Rider.............................................   $1,076.83   $1,712.85   $2,268.57   $3,812.28
with ADBR Rider............................................   $1,081.56   $1,726.85   $2,291.79   $3,857.66
with IPP & EBB Riders......................................   $1,119.39   $1,839.04   $2,478.43   $4,225.02
with IPP & ADBR Riders.....................................   $1,124.12   $1,853.04   $2,501.66   $4,270.43
with EBB & ADBR Riders.....................................   $1,109.94   $1,811.11   $2,432.15   $4,134.90
with All Riders............................................   $1,152.50   $1,937.29   $2,642.01   $4,547.66

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                                                                  EXPENSES IF YOU SURRENDER YOUR POLICY
-----------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                              1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.........................................   $1,039.90   $1,603.10   $2,085.56   $3,449.82
with IPP Rider.............................................   $1,082.51   $1,729.64   $2,296.42   $3,866.70
with EBB Rider.............................................   $1,068.31   $1,687.60   $2,226.58   $3,729.82
with ADBR Rider............................................   $1,073.04   $1,701.63   $2,249.91   $3,775.67
with IPP & EBB Riders......................................   $1,110.91   $1,814.13   $2,437.44   $4,146.69
with IPP & ADBR Riders.....................................   $1,115.64   $1,828.16   $2,460.77   $4,192.56
with EBB & ADBR Riders.....................................   $1,101.44   $1,786.12   $2,390.93   $4,055.68
with All Riders............................................   $1,144.04   $1,912.65   $2,601.78   $4,472.55

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VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.........................................   $1,127.35   $1,861.55   $2,514.05   $4,285.61
with IPP Rider.............................................   $1,169.56   $1,984.53   $2,714.92   $4,662.00
with EBB Rider.............................................   $1,155.49   $1,943.66   $2,648.39   $4,538.44
with ADBR Rider............................................   $1,160.18   $1,957.31   $2,670.62   $4,579.85
with IPP & EBB Riders......................................   $1,197.70   $2,066.64   $2,849.26   $4,914.83
with IPP & ADBR Riders.....................................   $1,202.39   $2,080.28   $2,871.48   $4,956.24
with EBB & ADBR Riders.....................................   $1,188.32   $2,039.42   $2,804.95   $4,832.66
with All Riders............................................   $1,230.53   $2,162.39   $3,005.82   $5,209.05

-----------------------------------------------------------------------------------------------------------
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.........................................   $1,061.76   $1,668.18   $2,194.27   $3,666.09
with IPP Rider.............................................   $1,104.26   $1,793.82   $2,402.58   $4,072.51
with EBB Rider.............................................   $1,090.10   $1,752.07   $2,333.59   $3,939.07
with ADBR Rider............................................   $1,094.82   $1,766.00   $2,356.63   $3,983.76
with IPP & EBB Riders......................................   $1,132.60   $1,877.71   $2,541.90   $4,345.48
with IPP & ADBR Riders.....................................   $1,137.32   $1,891.65   $2,564.97   $4,390.20
with EBB & ADBR Riders.....................................   $1,123.16   $1,849.90   $2,495.96   $4,256.74
with All Riders............................................   $1,165.66   $1,975.53   $2,704.28   $4,663.17
-----------------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2008

                                       FOR
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
          (FORMERLY LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)

              51 MADISON AVENUE, ROOM 251, NEW YORK, NEW YORK 10010

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Premium Plus Elite Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Premium Plus Elite Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Premium Plus Elite Variable Annuity Prospectus.


     In states where approved, NYLIAC is offering an individual single premium version of the New York Life Premium Plus Elite Variable Annuity policies. Appendix 1 of this SAI modifies this SAI to describe the single premium version of the policies.

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                      (a/b)
Where: a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain
                   distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b = is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period.

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income--Guaranteed Period Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and quarterly statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYLIAC by Telephone or by the Internet?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                                LEGAL PROCEEDINGS


     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                                   APPENDIX 1

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2008



     NYLIAC offers in the states of Alabama, Illinois, Kentucky, Maryland, Massachusetts, Minnesota, New Jersey, New York, Oregon, Pennsylvania, South Carolina, Utah and Washington, an individual single premium version of the New York Life Premium Plus Elite Variable Annuity policies. This Appendix modifies the May 1, 2008 Statement of Additional Information ("SAI") for the policies to describe the single premium version of the policies.


     When reading this Appendix together with the SAI, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be credited to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different Business Days.

     Accordingly, except in the circumstances described above, all references throughout the Statement of Additional Information to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

                          Supplement dated May 1, 2008


                    to the Prospectuses dated May 1, 2008 for

                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.


This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2008 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:


A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007






                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $45,404,118     $34,757,676     $12,915,964
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         49,805         114,989          49,502

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        110,998          66,584          27,627
                                            -----------     -----------     -----------
       Total net assets.................    $45,342,925     $34,806,081     $12,937,839
                                            ===========     ===========     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $45,342,925     $34,806,081     $12,937,839
                                            ===========     ===========     ===========

     Variable accumulation unit value...    $     11.88     $     11.88     $     14.51
                                            ===========     ===========     ===========


Identified Cost of Investment...........    $45,913,619     $33,947,604     $11,216,780
                                            ===========     ===========     ===========







                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $73,044,594    $133,650,210     $52,698,492
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................        768,830         378,246         487,594

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        133,774         294,873          73,405
                                            -----------    ------------     -----------
       Total net assets.................    $73,679,650    $133,733,583     $53,112,681
                                            ===========    ============     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $73,679,650    $133,733,583     $53,112,681
                                            ===========    ============     ===========

     Variable accumulation unit value...    $     12.35    $      14.14     $     15.85
                                            ===========    ============     ===========


Identified Cost of Investment...........    $70,818,832    $135,874,012     $52,757,212
                                            ===========    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--      FLOATING RATE--   GOVERNMENT--
        MANAGEMENT     SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


        $48,385,762     $20,689,238     $51,224,457     $34,274,771     $21,985,094      $57,995,619      $20,673,798
            162,212              --              --              --              --          292,322               --

            355,026          65,352          67,559         135,158         210,341          319,109           22,013



             84,129          41,489          82,829          67,980          31,083          147,589           43,459
        -----------     -----------     -----------     -----------     -----------      -----------      -----------
        $48,818,871     $20,713,101     $51,209,187     $34,341,949     $22,164,352      $58,459,461      $20,652,352
        ===========     ===========     ===========     ===========     ===========      ===========      ===========


        $48,818,871     $20,713,101     $51,209,187     $34,341,949     $22,164,352      $58,459,461      $20,652,352
        ===========     ===========     ===========     ===========     ===========      ===========      ===========

        $      1.14     $     16.15     $     11.44     $     15.44     $     19.49      $     11.02      $     11.71
        ===========     ===========     ===========     ===========     ===========      ===========      ===========


        $48,385,677     $20,774,791     $51,087,841     $30,242,819     $18,278,537      $60,050,563      $20,341,305
        ===========     ===========     ===========     ===========     ===========      ===========      ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $100,818,282     $24,939,337     $50,389,762     $57,490,792     $46,858,717     $77,390,275    $121,168,784
                 --              --              --              --              --              --              --

            470,950         182,015         138,525         270,181         144,461         758,094         368,304



            205,912          38,724         110,270         122,603         113,532         141,655         231,037
       ------------     -----------     -----------     -----------     -----------     -----------    ------------
       $101,083,320     $25,082,628     $50,418,017     $57,638,370     $46,889,646     $78,006,714    $121,306,051
       ============     ===========     ===========     ===========     ===========     ===========    ============


       $101,083,320     $25,082,628     $50,418,017     $57,638,370     $46,889,646     $78,006,714    $121,306,051
       ============     ===========     ===========     ===========     ===========     ===========    ============

       $      19.70     $     13.81     $     18.14     $     20.46     $     15.68     $     11.76    $      12.01
       ============     ===========     ===========     ===========     ===========     ===========    ============


       $ 96,263,059     $21,838,164     $51,441,624     $50,648,649     $49,414,853     $75,502,483    $118,230,838
       ============     ===========     ===========     ===========     ===========     ===========    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007





                                            MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      MAINSTAY VP
                                              INDEX--        GROWTH--     TOTAL RETURN--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $67,162,367     $19,591,851     $11,001,991
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................        161,502          38,055          68,249

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        153,074          48,211          25,038
                                            -----------     -----------     -----------
       Total net assets.................    $67,170,795     $19,581,695     $11,045,202
                                            ===========     ===========     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $67,170,795     $19,581,695     $11,045,202
                                            ===========     ===========     ===========

     Variable accumulation unit value...    $     15.42     $     13.40     $     14.08
                                            ===========     ===========     ===========


Identified Cost of Investment...........    $58,904,207     $20,505,434     $10,700,972
                                            ===========     ===========     ===========







                                                                                JANUS ASPEN
                                                               JANUS ASPEN        SERIES
                                           FIDELITY(R) VIP       SERIES          WORLDWIDE
                                              MID CAP--        BALANCED--        GROWTH--
                                           SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES
                                          --------------------------------------------------

ASSETS:
  Investment, at net asset value........     $66,968,175       $27,327,838      $13,882,152
  Dividends due and accrued.............              --                --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         158,300            92,590          148,281

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................         133,051            57,169           27,434
                                             -----------       -----------      -----------
       Total net assets.................     $66,993,424       $27,363,259      $14,002,999
                                             ===========       ===========      ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............     $66,993,424       $27,363,259      $14,002,999
                                             ===========       ===========      ===========

     Variable accumulation unit value...     $     22.11       $     15.11      $     15.25
                                             ===========       ===========      ===========


Identified Cost of Investment...........     $61,016,787       $24,297,867      $12,373,319
                                             ===========       ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV








                                                               COLUMBIA
                             ALGER               CVS           SMALL CAP
                           AMERICAN            CALVERT        VALUE FUND,     DREYFUS IP                       FIDELITY(R) VIP
        MAINSTAY VP          SMALL             SOCIAL          VARIABLE       TECHNOLOGY     FIDELITY(R) VIP       EQUITY-
          VALUE--      CAPITALIZATION--       BALANCED         SERIES--        GROWTH--      CONTRAFUND(R)--      INCOME--
       SERVICE CLASS    CLASS S SHARES        PORTFOLIO         CLASS B     SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------


        $30,217,465       $31,007,720        $4,649,519       $18,103,621     $11,686,490     $151,345,591       $57,386,683
                 --                --                --                --              --               --                --

             66,550              (471)            4,690            35,743          32,162          585,419           179,449



             72,016            74,456            10,054            42,859          21,973          296,975           123,290
        -----------       -----------        ----------       -----------     -----------     ------------       -----------
        $30,211,999       $30,932,793        $4,644,155       $18,096,505     $11,696,679     $151,634,035       $57,442,842
        ===========       ===========        ==========       ===========     ===========     ============       ===========


        $30,211,999       $30,932,793        $4,644,155       $18,096,505     $11,696,679     $151,634,035       $57,442,842
        ===========       ===========        ==========       ===========     ===========     ============       ===========

        $     16.10       $     21.15        $    13.22       $     12.59     $     13.81     $      19.45       $     15.50
        ===========       ===========        ==========       ===========     ===========     ============       ===========


        $30,599,535       $23,862,629        $4,815,059       $19,493,159     $10,098,635     $165,820,398       $62,186,700
        ===========       ===========        ==========       ===========     ===========     ============       ===========






                                                         NEUBERGER
                                                          BERMAN
                                                            AMT            ROYCE           ROYCE
          MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE
         INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY
      TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS       PORTFOLIO--II
      --------------------------------------------------------------------------------------------------------------


        $2,405,645      $4,541,460     $171,063,239     $17,851,961     $37,151,582     $24,550,395     $76,035,997
                --              --               --              --              --              --              --

               187          12,757          775,853         101,761         364,677          69,909         108,555



             4,827           8,910          294,923          26,747          71,172          52,642         168,050
        ----------      ----------     ------------     -----------     -----------     -----------     -----------
        $2,401,005      $4,545,307     $171,544,169     $17,926,975     $37,445,087     $24,567,662     $75,976,502
        ==========      ==========     ============     ===========     ===========     ===========     ===========


        $2,401,005      $4,545,307     $171,544,169     $17,926,975     $37,445,087     $24,567,662     $75,976,502
        ==========      ==========     ============     ===========     ===========     ===========     ===========

        $    15.63      $    16.42     $      25.59     $     18.79     $     15.43     $     12.76     $     16.33
        ==========      ==========     ============     ===========     ===========     ===========     ===========


        $2,105,288      $3,906,487     $141,483,978     $15,997,260     $39,984,984     $26,208,499     $75,755,041
        ==========      ==========     ============     ===========     ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                                            VAN KAMPEN
                                                                UIF           VICTORY
                                              VAN ECK        EMERGING           VIF
                                             WORLDWIDE        MARKETS       DIVERSIFIED
                                               HARD          EQUITY--         STOCK--
                                              ASSETS         CLASS II     CLASS A SHARES
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........   $148,915,948     $93,991,541     $7,572,667
  Dividends due and accrued.............             --              --             --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................        698,634         512,250         10,815

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        242,612         148,304         16,000
                                           ------------     -----------     ----------
       Total net assets.................   $149,371,970     $94,355,487     $7,567,482
                                           ============     ===========     ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............   $149,371,970     $94,355,487     $7,567,482
                                           ============     ===========     ==========

     Variable accumulation unit value...   $      38.71     $     37.31     $    15.18
                                           ============     ===========     ==========


Identified Cost of Investment...........   $112,451,238     $73,303,396     $7,175,176
                                           ============     ===========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007






                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   905,898     $ 1,087,385     $        --
  Mortality and expense risk charges....       (751,481)       (452,507)       (187,035)
                                            -----------     -----------     -----------
       Net investment income (loss).....        154,417         634,878        (187,035)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      3,034,620       1,201,971       1,592,360
  Cost of investments sold..............     (2,768,863)     (1,179,382)     (1,255,335)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        265,757          22,589         337,025
  Realized gain distribution received...      1,635,096              --              --
  Change in unrealized appreciation
     (depreciation) on  investments.....     (2,004,926)        582,053         768,261
                                            -----------     -----------     -----------
       Net gain (loss) on investments...       (104,073)        604,642       1,105,286
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $    50,344     $ 1,239,520     $   918,251
                                            ===========     ===========     ===========








                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   656,788     $ 8,380,561     $   179,148
  Mortality and expense risk charges....       (905,652)     (1,998,285)       (497,934)
                                            -----------     -----------     -----------
       Net investment income (loss).....       (248,864)      6,382,276        (318,786)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,415,370       1,164,784       1,383,409
  Cost of investments sold..............     (1,203,204)     (1,073,732)       (942,348)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        212,166          91,052         441,061
  Realized gain distribution received...      2,578,520              --       1,354,212
  Change in unrealized appreciation
     (depreciation) on investments......        571,348      (6,794,553)     (1,386,239)
                                            -----------     -----------     -----------
       Net gain (loss) on investments...      3,362,034      (6,703,501)        409,034
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $ 3,113,170     $  (321,225)    $    90,248
                                            ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--      FLOATING RATE--   GOVERNMENT--
        MANAGEMENT     SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


       $  1,526,486     $   211,352     $1,246,719      $  627,041      $       --      $  3,363,181      $   891,239
           (571,671)       (280,885)      (560,755)       (460,311)       (210,608)         (999,263)        (294,256)
       ------------     -----------     ----------      ----------      ----------      ------------      -----------
            954,815         (69,533)       685,964         166,730        (210,608)        2,363,918          596,983
       ------------     -----------     ----------      ----------      ----------      ------------      -----------

         37,372,701         763,101        872,777         759,386         866,699        16,784,686        1,113,073

        (37,372,965)       (589,068)      (786,045)       (624,442)       (565,818)      (17,265,157)      (1,081,460)
       ------------     -----------     ----------      ----------      ----------      ------------      -----------
               (264)        174,033         86,732         134,944         300,881          (480,471)          31,613
                 --       1,454,662        751,455         766,076         722,152                --               --

                406      (1,371,781)      (233,173)      1,957,519       2,653,206        (1,985,500)         187,129
       ------------     -----------     ----------      ----------      ----------      ------------      -----------
                142         256,914        605,014       2,858,539       3,676,239        (2,465,971)         218,742
       ------------     -----------     ----------      ----------      ----------      ------------      -----------

       $    954,957     $   187,381     $1,290,978      $3,025,269      $3,465,631      $   (102,053)     $   815,725
       ============     ===========     ==========      ==========      ==========      ============      ===========









        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
         INCOME &      INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE
         GROWTH--        EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $    289,225     $   520,679     $       --      $   112,419     $       --      $   399,878     $ 1,506,427
            (99,537)     (1,395,548)      (262,314)        (746,823)      (830,189)        (769,351)       (959,002)
       ------------     -----------     ----------      -----------     ----------      -----------     -----------
            189,688        (874,869)      (262,314)        (634,404)      (830,189)        (369,473)        547,425
       ------------     -----------     ----------      -----------     ----------      -----------     -----------


         12,856,259       1,262,206      1,147,149        1,275,456      1,463,430        1,899,229       1,213,445
        (14,459,582)       (829,620)      (860,859)        (900,201)      (914,155)      (1,485,288)     (1,077,620)
       ------------     -----------     ----------      -----------     ----------      -----------     -----------
         (1,603,323)        432,586        286,290          375,255        549,275          413,941         135,825
          2,015,925       5,951,786             --        4,713,371      3,799,123        4,043,358       1,542,081

         (1,062,256)     (4,700,617)     2,444,639       (4,286,944)     1,799,264       (6,184,775)        492,305
       ------------     -----------     ----------      -----------     ----------      -----------     -----------
           (649,654)      1,683,755      2,730,929          801,682      6,147,662       (1,727,476)      2,170,211
       ------------     -----------     ----------      -----------     ----------      -----------     -----------

       $   (459,966)    $   808,886     $2,468,615      $   167,278     $5,317,473      $(2,096,949)    $ 2,717,636
       ============     ===========     ==========      ===========     ==========      ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                            MAINSTAY VP
                                             MODERATE       MAINSTAY VP     MAINSTAY VP
                                              GROWTH          S&P 500        SMALL CAP
                                           ALLOCATION--       INDEX--        GROWTH--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 1,903,145     $   930,685     $        --
  Mortality and expense risk charges....     (1,564,120)     (1,037,476)       (326,476)
                                            -----------     -----------     -----------
       Net investment income (loss).....        339,025        (106,791)       (326,476)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,854,746       1,765,156       1,707,975
  Cost of investments sold..............     (1,607,235)     (1,349,994)     (1,460,874)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        247,511         415,162         247,101
  Realized gain distribution received...      3,605,231              --       1,457,877
  Change in unrealized appreciation
     (depreciation) on
     investments........................        604,086       1,128,142      (2,435,263)
                                            -----------     -----------     -----------
       Net gain (loss) on investments...      4,456,828       1,543,304        (730,285)
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $ 4,795,853     $ 1,436,513     $(1,056,761)
                                            ===========     ===========     ===========









                                           FIDELITY(R) VIP                      JANUS ASPEN
                                               EQUITY-       FIDELITY(R) VIP      SERIES
                                              INCOME--          MID CAP--       BALANCED--
                                           SERVICE CLASS 2   SERVICE CLASS 2  SERVICE SHARES
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $   949,023       $  267,914       $  546,774
  Mortality and expense risk charges....        (835,852)        (909,474)        (388,399)
                                             -----------       ----------       ----------
       Net investment income (loss).....         113,171         (641,560)         158,375
                                             -----------       ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       1,241,271        1,338,473        1,100,938
  Cost of investments sold..............      (1,088,418)        (997,081)        (881,996)
                                             -----------       ----------       ----------
       Net realized gain (loss) on
          investments...................         152,853          341,392          218,942
  Realized gain distribution received...       4,794,012        4,008,596               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................      (6,275,130)       2,274,222        1,295,018
                                             -----------       ----------       ----------
       Net gain (loss) on investments...      (1,328,265)       6,624,210        1,513,960
                                             -----------       ----------       ----------
          Net increase (decrease) in net
            assets resulting
            from operations.............     $(1,215,094)      $5,982,650       $1,672,335
                                             ===========       ==========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV








                                                                           COLUMBIA
                                            ALGER             CVS          SMALL CAP
                                          AMERICAN          CALVERT       VALUE FUND,     DREYFUS IP
        MAINSTAY VP     MAINSTAY VP         SMALL           SOCIAL         VARIABLE       TECHNOLOGY     FIDELITY(R) VIP
      TOTAL RETURN--      VALUE--     CAPITALIZATION--     BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--
       SERVICE CLASS   SERVICE CLASS   CLASS S SHARES      PORTFOLIO        CLASS B     SERVICE SHARES   SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------


        $  213,739      $   436,485      $        --       $ 114,075      $    43,862     $       --      $  1,046,889
          (170,155)        (488,290)        (506,683)        (71,389)        (290,156)      (148,758)       (2,023,995)
        ----------      -----------      -----------       ---------      -----------     ----------      ------------
            43,584          (51,805)        (506,683)         42,686         (246,294)      (148,758)         (977,106)
        ----------      -----------      -----------       ---------      -----------     ----------      ------------


         1,015,835        1,832,961        3,138,618         407,664        1,297,823        911,462           545,663
          (844,279)      (1,340,473)      (1,759,478)       (356,018)      (1,080,319)      (754,102)         (371,661)
        ----------      -----------      -----------       ---------      -----------     ----------      ------------
           171,556          492,488        1,379,140          51,646          217,504        157,360           174,002
           718,569        2,535,327               --         261,056        1,770,326             --        35,705,042

          (474,373)      (3,194,111)       3,108,955        (327,970)      (2,671,408)       976,391       (18,820,484)
        ----------      -----------      -----------       ---------      -----------     ----------      ------------
           415,752         (166,296)       4,488,095         (15,268)        (683,578)     1,133,751        17,058,560
        ----------      -----------      -----------       ---------      -----------     ----------      ------------

        $  459,336      $  (218,101)     $ 3,981,412       $  27,418      $  (929,872)    $  984,993      $ 16,081,454
        ==========      ===========      ===========       =========      ===========     ==========      ============






                                                                         NEUBERGER
                                                                          BERMAN
        JANUS ASPEN                                                         AMT            ROYCE           ROYCE
          SERIES          MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP
         WORLDWIDE       INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--
         GROWTH--     TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT
      SERVICE SHARES   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS
      --------------------------------------------------------------------------------------------------------------


         $  67,304       $  10,748       $  14,529      $   737,472     $       --      $   536,737     $    12,629
          (185,725)        (32,680)        (60,319)      (1,998,050)      (181,164)        (481,938)       (358,459)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------
          (118,421)        (21,932)        (45,790)      (1,260,578)      (181,164)          54,799        (345,830)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------


           783,484         273,176         172,865        2,295,754        798,291          668,528         389,237
          (567,490)       (198,978)       (119,803)      (1,488,530)      (526,740)        (537,360)       (350,851)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------
           215,994          74,198          53,062          807,224        271,551          131,168          38,386
                --          15,603              --        6,331,900             --        3,058,462       1,098,756

           343,773          74,368         317,249       17,280,963      1,284,306       (3,458,662)     (2,229,872)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------
           559,767         164,169         370,311       24,420,087      1,555,857         (269,032)     (1,092,730)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------

         $ 441,346       $ 142,237       $ 324,521      $23,159,509     $1,374,693      $  (214,233)    $(1,438,560)
         =========       =========       =========      ===========     ==========      ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007



                                                                            VAN KAMPEN
                                                                                UIF
                                           T. ROWE PRICE      VAN ECK        EMERGING
                                              EQUITY         WORLDWIDE        MARKETS
                                              INCOME           HARD          EQUITY--
                                           PORTFOLIO--II      ASSETS         CLASS II
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 1,028,433     $    83,063     $   240,531
  Mortality and expense risk charges....     (1,138,499)     (1,644,913)     (1,008,451)
                                            -----------     -----------     -----------
       Net investment income (loss).....       (110,066)     (1,561,850)       (767,920)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,819,823       2,263,539       2,582,941
  Cost of investments sold..............     (1,489,743)     (1,163,930)     (1,155,876)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        330,080       1,099,609       1,427,065
  Realized gain distribution received...      4,379,412       8,103,279       6,517,219
  Change in unrealized appreciation
     (depreciation) on investments......     (4,682,538)     26,500,670      11,770,673
                                            -----------     -----------     -----------
       Net gain (loss) on investments...         26,954      35,703,558      19,714,957
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   (83,112)    $34,141,708     $18,947,037
                                            ===========     ===========     ===========








                                              VICTORY
                                                VIF
                                            DIVERSIFIED
                                              STOCK--
                                          CLASS A SHARES
                                          --------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  40,388
  Mortality and expense risk charges....      (108,320)
                                             ---------
       Net investment income (loss).....       (67,932)
                                             ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       621,251
  Cost of investments sold..............      (507,630)
                                             ---------
       Net realized gain (loss) on
          investments...................       113,621
  Realized gain distribution received...       505,162
  Change in unrealized appreciation
     (depreciation) on investments......      (121,632)
                                             ---------
       Net gain (loss) on investments...       497,151
                                             ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 429,219
                                             =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   154,417       $   190,853       $   634,878       $   (67,383)
     Net realized gain (loss) on investments................         265,757           131,678            22,589           (29,045)
     Realized gain distribution received....................       1,635,096           303,450                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,004,926)        1,444,815           582,053           593,102
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          50,344         2,070,796         1,239,520           496,674
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      10,999,663         9,147,708         6,638,220         4,088,752
     Policyowners' surrenders...............................      (1,672,256)         (937,286)       (1,100,568)         (370,079)
     Policyowners' annuity and death benefits...............        (224,193)         (114,243)         (149,068)          (32,840)
     Net transfers from (to) Fixed Account..................       6,473,210        10,656,415         3,799,294         2,048,182
     Transfers between Investment Divisions.................      (2,733,116)       (1,971,723)        4,956,189          (558,393)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      12,843,308        16,780,871        14,144,067         5,175,622
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      12,893,652        18,851,667        15,383,587         5,672,296

NET ASSETS:
     Beginning of period....................................      32,449,273        13,597,606        19,422,494        13,750,198
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $45,342,925       $32,449,273       $34,806,081       $19,422,494
                                                                 ===========       ===========       ===========       ===========








                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         CONVERTIBLE--                    DEVELOPING GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   166,730       $   213,546       $  (210,608)      $  (98,021)
     Net realized gain (loss) on investments................         134,944            99,872           300,881          199,880
     Realized gain distribution received....................         766,076                --           722,152               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,957,519         1,196,587         2,653,206          445,814
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,025,269         1,510,005         3,465,631          547,673
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       6,687,692         4,302,399         6,823,857        2,792,662
     Policyowners' surrenders...............................      (1,326,097)         (403,732)         (506,269)         (64,651)
     Policyowners' annuity and death benefits...............         (84,559)          (29,366)          (58,079)         (43,810)
     Net transfers from (to) Fixed Account..................       3,225,111         2,607,971         1,676,160          825,389
     Transfers between Investment Divisions.................       1,234,930          (405,159)        2,373,884         (241,094)
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................       9,737,077         6,072,113        10,309,553        3,268,496
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      12,762,346         7,582,118        13,775,184        3,816,169

NET ASSETS:
     Beginning of period....................................      21,579,603        13,997,485         8,389,168        4,572,999
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $34,341,949       $21,579,603       $22,164,352       $8,389,168
                                                                 ===========       ===========       ===========       ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                                                                                                        MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--                 CASH                     COMMON STOCK--                 ALLOCATION--
             SERVICE CLASS                   MANAGEMENT                  SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(a)
     -----------------------------------------------------------------------------------------------------------------------



       $  (187,035)   $ (104,255)   $    954,815   $    431,276    $   (69,533)   $   (69,354)   $   685,964    $    65,684
           337,025        90,465            (264)           114        174,033         53,128         86,732          1,157
                --            --              --             --      1,454,662        236,575        751,455         35,911

           768,261       248,268             406           (573)    (1,371,781)       926,167       (233,173)       369,789
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------

           918,251       234,478         954,957        430,817        187,381      1,146,516      1,290,978        472,541
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------


         2,818,879     1,904,760      43,728,820     25,396,090      7,299,188      3,113,995     17,705,848      6,194,554
          (531,274)     (235,410)     (3,178,672)      (810,793)      (630,843)      (192,735)      (647,038)        17,371
           (35,876)           --      (1,522,348)            --        (16,738)        (9,304)       (62,196)            --
         1,072,600       858,341       6,780,718      2,015,669      2,460,687      1,093,383      9,264,131      3,466,768
          (418,451)     (515,721)    (16,709,467)   (18,547,906)       482,476        225,639     10,673,494      2,832,736
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------
         2,905,878     2,011,970      29,099,051      8,053,060      9,594,770      4,230,978     36,934,239     12,511,429
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------
         3,824,129     2,246,448      30,054,008      8,483,877      9,782,151      5,377,494     38,225,217     12,983,970


         9,113,710     6,867,262      18,764,863     10,280,986     10,930,950      5,553,456     12,983,970             --
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------
       $12,937,839    $9,113,710    $ 48,818,871   $ 18,764,863    $20,713,101    $10,930,950    $51,209,187    $12,983,970
       ===========    ==========    ============   ============    ===========    ===========    ===========    ===========







                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007          2006(A)         2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $  2,363,918    $ 1,093,298    $   596,983    $   (55,977)   $  (248,864)   $    17,220   $  6,382,276    $   486,752
          (480,471)       (37,266)        31,613        (21,273)       212,166          6,618         91,052         (3,202)
                --             --             --             --      2,578,520        157,632             --             --

        (1,985,500)       (51,937)       187,129        354,100        571,348      1,654,413     (6,794,553)     6,106,279
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------

          (102,053)     1,004,095        815,725        276,850      3,113,170      1,835,883       (321,225)     6,589,829
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------

        29,792,807     19,769,621      3,809,606      3,529,899     32,050,100     17,932,747     37,457,210     21,494,727
        (2,567,359)      (490,913)      (832,301)      (235,052)    (1,500,997)      (450,373)    (4,247,796)    (1,851,312)
          (289,055)      (103,080)      (111,442)       (61,737)       (12,664)            --       (761,179)      (236,138)
        12,672,860      8,719,199      1,764,701      1,234,270      9,901,140      4,991,194     18,857,524     10,400,205
       (18,692,832)      (762,566)     1,945,703        (61,629)     2,861,743      2,957,707     (1,279,672)    (1,061,038)
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------
        20,916,421     27,132,261      6,576,267      4,405,751     43,299,322     25,431,275     50,026,087     28,746,444
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------
        20,814,368     28,136,356      7,391,992      4,682,601     46,412,492     27,267,158     49,704,862     35,336,273


        37,645,093      9,508,737     13,260,360      8,577,759     27,267,158             --     84,028,721     48,692,448
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------
      $ 58,459,461    $37,645,093    $20,652,352    $13,260,360    $73,679,650    $27,267,158   $133,733,583    $84,028,721
      ============    ===========    ===========    ===========    ===========    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP
                                                                          ICAP SELECT                         MAINSTAY VP
                                                                           EQUITY--                        INCOME & GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (318,786)      $   (72,639)     $    189,688       $  (60,768)
     Net realized gain (loss) on investments................         441,061            40,764        (1,603,323)         118,633
     Realized gain distribution received....................       1,354,212            46,111         2,015,925          102,369
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,386,239)        1,041,573        (1,062,256)         836,861
                                                                 -----------       -----------      ------------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................          90,248         1,055,809          (459,966)         997,095
                                                                 -----------       -----------      ------------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      20,269,464         3,132,957         1,588,179        1,598,547
     Policyowners' surrenders...............................      (1,101,294)         (185,119)         (291,006)        (277,851)
     Policyowners' annuity and death benefits...............        (197,512)          (11,535)         (117,214)          (5,049)
     Net transfers from (to) Fixed Account..................       8,731,588           780,922         3,631,989        1,267,675
     Transfers between Investment Divisions.................      15,179,049           982,423       (12,614,898)        (391,172)
                                                                 -----------       -----------      ------------       ----------
       Net contributions and (withdrawals)..................      42,881,295         4,699,648        (7,802,950)       2,192,150
                                                                 -----------       -----------      ------------       ----------
          Increase (decrease) in net assets.................      42,971,543         5,755,457        (8,262,916)       3,189,245

NET ASSETS:
     Beginning of period....................................      10,141,138         4,385,681         8,262,916        5,073,671
                                                                 -----------       -----------      ------------       ----------
     End of period..........................................     $53,112,681       $10,141,138      $         --       $8,262,916
                                                                 ===========       ===========      ============       ==========







                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                          MODERATE
                                                                        MID CAP VALUE--                      ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007             2006(a)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (369,473)      $  (433,352)      $   547,425       $    84,672
     Net realized gain (loss) on investments................         413,941           208,080           135,825            27,664
     Realized gain distribution received....................       4,043,358           461,467         1,542,081            83,299
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,184,775)        3,219,354           492,305         1,395,488
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (2,096,949)        3,455,549         2,717,636         1,591,123
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      10,392,531         8,582,206        30,387,019        16,837,164
     Policyowners' surrenders...............................      (2,247,870)         (831,261)       (1,554,059)         (140,817)
     Policyowners' annuity and death benefits...............        (272,117)         (313,768)         (362,490)               --
     Net transfers from (to) Fixed Account..................       5,422,267         4,437,558        13,123,211         6,511,017
     Transfers between Investment Divisions.................        (952,259)       (2,015,062)        4,113,916         4,782,994
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      12,342,552         9,859,673        45,707,597        27,990,358
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      10,245,603        13,315,222        48,425,233        29,581,481

NET ASSETS:
     Beginning of period....................................      36,644,043        23,328,821        29,581,481                --
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $46,889,646       $36,644,043       $78,006,714       $29,581,481
                                                                 ===========       ===========       ===========       ===========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










              MAINSTAY VP                   MAINSTAY VP
             INTERNATIONAL                   LARGE CAP                    MAINSTAY VP                   MAINSTAY VP
                EQUITY--                      GROWTH--                   MID CAP CORE--               MID CAP GROWTH--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $   (874,869)   $  (345,704)   $  (262,314)   $  (85,807)    $  (634,404)   $  (308,348)   $  (830,189)   $  (445,052)
           432,586        127,678        286,290         5,942         375,255        177,715        549,275        365,402
         5,951,786        495,549             --            --       4,713,371        187,125      3,799,123        679,247

        (4,700,617)     8,509,732      2,444,639       438,834      (4,286,944)     2,778,904      1,799,264      1,442,021
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

           808,886      8,787,255      2,468,615       358,969         167,278      2,835,396      5,317,473      2,041,618
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

        33,898,491     17,392,504      8,685,001     3,624,032      14,994,524     10,060,175     10,941,276     11,496,678
        (3,063,835)      (975,120)      (627,457)      (82,562)     (1,677,314)      (507,675)    (2,039,477)      (843,288)
          (227,408)      (111,362)       (91,019)           --        (115,500)       (26,600)      (239,381)      (257,525)
        15,355,508      6,151,276      3,105,119     1,470,962       6,772,499      3,901,592      4,142,430      5,161,821
           (22,693)     3,352,137      2,482,125       305,508        (683,632)      (778,591)     1,013,230     (2,112,204)
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        45,940,063     25,809,435     13,553,769     5,317,940      19,290,577     12,648,901     13,818,078     13,445,482
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        46,748,949     34,596,690     16,022,384     5,676,909      19,457,855     15,484,297     19,135,551     15,487,100

        54,334,371     19,737,681      9,060,244     3,383,335      30,960,162     15,475,865     38,502,819     23,015,719
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
      $101,083,320    $54,334,371    $25,082,628    $9,060,244     $50,418,017    $30,960,162    $57,638,370    $38,502,819
      ============    ===========    ===========    ==========     ===========    ===========    ===========    ===========






              MAINSTAY VP
                MODERATE                                                  MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    SMALL CAP                    MAINSTAY VP
              ALLOCATION--                S&P 500 INDEX--                   GROWTH--                   TOTAL RETURN--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007          2006(A)         2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $    339,025    $   127,589    $  (106,791)   $  (380,730)   $  (326,476)   $  (236,600)   $    43,584    $  (66,540)
           247,511         20,909        415,162        196,317        247,101         96,492        171,556        35,239
         3,605,231        228,893             --             --      1,457,877            154        718,569       108,054

           604,086      2,333,860      1,128,142      5,393,277     (2,435,263)       696,584       (474,373)      461,637
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------

         4,795,853      2,711,251      1,436,513      5,208,864     (1,056,761)       556,630        459,336       538,390
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------

        52,057,233     30,011,588     15,018,291     11,993,521      3,333,163      4,174,267      1,716,213     1,395,645
        (2,094,985)        41,431     (2,460,339)      (927,373)      (916,207)      (448,139)      (716,116)     (210,016)
          (476,120)            --       (321,376)       (92,323)       (46,257)        (9,860)       (87,663)      (50,910)
        18,011,079     11,872,193      5,978,264      4,984,544      1,197,464      1,747,381      1,217,901     1,007,569
         1,575,044      2,801,484     (2,174,831)    (1,422,976)    (1,183,024)      (577,914)        55,751      (136,128)
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------
        69,072,251     44,726,696     16,040,009     14,535,393      2,385,139      4,885,735      2,186,086     2,006,160
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------
        73,868,104     47,437,947     17,476,522     19,744,257      1,328,378      5,442,365      2,645,422     2,544,550

        47,437,947             --     49,694,273     29,950,016     18,253,317     12,810,952      8,399,780     5,855,230
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------
      $121,306,051    $47,437,947    $67,170,795    $49,694,273    $19,581,695    $18,253,317    $11,045,202    $8,399,780
      ============    ===========    ===========    ===========    ===========    ===========    ===========    ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                                                            ALGER AMERICAN
                                                                          MAINSTAY VP                            SMALL
                                                                            VALUE--                        CAPITALIZATION--
                                                                         SERVICE CLASS                      CLASS S SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (51,805)      $  (160,816)      $  (506,683)      $  (225,344)
     Net realized gain (loss) on investments................         492,488           185,029         1,379,140           111,693
     Realized gain distribution received....................       2,535,327           325,313                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,194,111)        2,097,578         3,108,955         2,706,749
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (218,101)        2,447,104         3,981,412         2,593,098
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       8,210,616         6,635,290         4,615,768         8,934,797
     Policyowners' surrenders...............................      (1,324,778)         (399,466)       (1,229,785)         (371,536)
     Policyowners' annuity and death benefits...............        (123,261)          (12,083)         (140,856)             (267)
     Net transfers from (to) Fixed Account..................       3,817,876         2,358,167         2,236,519         2,961,088
     Transfers between Investment Divisions.................      (2,455,475)          875,654        (2,161,278)           89,750
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       8,124,978         9,457,562         3,320,368        11,613,832
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       7,906,877        11,904,666         7,301,780        14,206,930

NET ASSETS:
     Beginning of period....................................      22,305,122        10,400,456        23,631,013         9,424,083
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $30,211,999       $22,305,122       $30,932,793       $23,631,013
                                                                 ===========       ===========       ===========       ===========






                                                                          FIDELITY(R)                         FIDELITY(R)
                                                                              VIP                                 VIP
                                                                        EQUITY-INCOME--                        MID CAP--
                                                                        SERVICE CLASS 2                     SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   113,171       $   411,359       $  (641,560)      $  (375,652)
     Net realized gain (loss) on investments................         152,853            19,190           341,392           110,922
     Realized gain distribution received....................       4,794,012         3,232,240         4,008,596         2,932,967
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,275,130)          586,844         2,274,222           357,481
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (1,215,094)        4,249,633         5,982,650         3,025,718
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      17,118,682        10,736,824        15,769,662        11,507,553
     Policyowners' surrenders...............................      (1,863,414)         (548,536)       (2,044,247)         (976,865)
     Policyowners' annuity and death benefits...............        (261,664)          (97,789)         (251,518)         (106,328)
     Net transfers from (to) Fixed Account..................       6,758,217         3,766,767         7,457,811         5,261,628
     Transfers between Investment Divisions.................       1,436,326         1,394,101          (427,690)          (86,905)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      23,188,147        15,251,367        20,504,018        15,599,083
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      21,973,053        19,501,000        26,486,668        18,624,801

NET ASSETS:
     Beginning of period....................................      35,469,789        15,968,789        40,506,756        21,881,955
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $57,442,842       $35,469,789       $66,993,424       $40,506,756
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                                              COLUMBIA
              CVS CALVERT                    SMALL CAP                     DREYFUS IP                   FIDELITY(R)
                 SOCIAL                     VALUE FUND,                    TECHNOLOGY                       VIP
                BALANCED                      VARIABLE                      GROWTH--                  CONTRAFUND(R)--
               PORTFOLIO                  SERIES--CLASS B                SERVICE SHARES               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   42,686     $   35,017     $  (246,294)   $   (93,013)   $  (148,758)   $  (91,479)   $   (977,106)   $  (179,276)
           51,646         37,227         217,504         60,472        157,360        34,303         174,002         17,349
          261,056         62,320       1,770,326        276,709             --            --      35,705,042      6,224,024

         (327,970)        75,914      (2,671,408)     1,080,679        976,391       251,747     (18,820,484)      (261,221)
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------

           27,418        210,478        (929,872)     1,324,847        984,993       194,571      16,081,454      5,800,876
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------

          901,757        899,362       4,301,619      4,765,899      2,513,496     1,531,960      39,532,838     27,971,431
         (114,912)       (26,938)       (629,882)      (184,748)      (396,714)     (141,348)     (4,408,939)    (1,393,286)
               --         (1,564)        (46,015)       (22,953)       (43,735)       (5,523)       (530,184)      (166,518)
          419,538        542,511       2,566,295      2,217,484        990,720       893,380      18,150,051     12,398,234
         (237,848)      (150,083)       (532,401)       756,019        354,794       (26,222)       (572,463)     2,393,301
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------
          968,535      1,263,288       5,659,616      7,531,701      3,418,561     2,252,247      52,171,303     41,203,162
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------
          995,953      1,473,766       4,729,744      8,856,548      4,403,554     2,446,818      68,252,757     47,004,038


        3,648,202      2,174,436      13,366,761      4,510,213      7,293,125     4,846,307      83,381,278     36,377,240
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------
       $4,644,155     $3,648,202     $18,096,505    $13,366,761    $11,696,679    $7,293,125    $151,634,035    $83,381,278
       ==========     ==========     ===========    ===========    ===========    ==========    ============    ===========





                                            JANUS ASPEN
              JANUS ASPEN                      SERIES
                 SERIES                      WORLDWIDE                  MFS(R) INVESTORS                   MFS(R)
               BALANCED--                     GROWTH--                   TRUST SERIES--              RESEARCH SERIES--
             SERVICE SHARES                SERVICE SHARES                SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   158,375    $    94,102    $  (118,421)   $   16,338     $  (21,932)    $  (16,237)    $  (45,790)    $  (24,726)
           218,942        105,532        215,994        35,500         74,198         51,264         53,062         56,390
                --             --             --            --         15,603             --             --             --

         1,295,018      1,039,899        343,773       875,855         74,368        121,553        317,249        165,380
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------

         1,672,335      1,239,533        441,346       927,693        142,237        156,580        324,521        197,044
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------

         5,133,478      3,462,999      4,188,251     1,567,886        457,464        284,743        971,694        569,486
        (1,116,660)      (500,142)      (469,290)     (158,251)       (64,203)       (90,132)      (117,262)       (75,650)
          (189,841)       (12,023)       (16,724)       (1,582)       (17,163)       (10,349)        (6,961)            --
         3,334,414      2,070,061      2,036,456       850,908        185,414         92,408        531,531        311,305
         1,169,079        271,214        565,389      (114,448)        58,458         60,501        267,864        (91,976)
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------
         8,330,470      5,292,109      6,304,082     2,144,513        619,970        337,171      1,646,866        713,165
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------
        10,002,805      6,531,642      6,745,428     3,072,206        762,207        493,751      1,971,387        910,209

        17,360,454     10,828,812      7,257,571     4,185,365      1,638,798      1,145,047      2,573,920      1,663,711
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------
       $27,363,259    $17,360,454    $14,002,999    $7,257,571     $2,401,005     $1,638,798     $4,545,307     $2,573,920
       ===========    ===========    ===========    ==========     ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                            MFS(R)                             NEUBERGER
                                                                           UTILITIES                            BERMAN
                                                                           SERIES--                           AMT MID-CAP
                                                                         SERVICE CLASS                 GROWTH PORTFOLIO--CLASS S
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,260,578)      $    90,252       $  (181,164)      $  (49,311)
     Net realized gain (loss) on investments................         807,224           127,715           271,551           79,970
     Realized gain distribution received....................       6,331,900         1,371,823                --               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      17,280,963        10,522,181         1,284,306          363,618
                                                                ------------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      23,159,509        12,111,971         1,374,693          394,277
                                                                ------------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      56,802,337        21,527,887         6,153,434        2,405,320
     Policyowners' surrenders...............................      (4,715,952)       (1,315,108)         (473,123)         (60,404)
     Policyowners' annuity and death benefits...............        (858,086)         (112,132)          (12,019)         (11,649)
     Net transfers from (to) Fixed Account..................      22,511,535         9,744,300         1,959,758          863,352
     Transfers between Investment Divisions.................       5,807,166         2,797,522         3,279,770          227,990
                                                                ------------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      79,547,000        32,642,469        10,907,820        3,424,609
                                                                ------------       -----------       -----------       ----------
          Increase (decrease) in net assets.................     102,706,509        44,754,440        12,282,513        3,818,886
NET ASSETS:
     Beginning of period....................................      68,837,660        24,083,220         5,644,462        1,825,576
                                                                ------------       -----------       -----------       ----------
     End of period..........................................    $171,544,169       $68,837,660       $17,926,975       $5,644,462
                                                                ============       ===========       ===========       ==========






                                                                                                                VAN ECK
                                                                         T. ROWE PRICE                         WORLDWIDE
                                                                         EQUITY INCOME                           HARD
                                                                         PORTFOLIO--II                          ASSETS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (110,066)      $    (5,531)     $ (1,561,850)      $  (484,763)
     Net realized gain (loss) on investments................         330,080            51,016         1,099,609           344,329
     Realized gain distribution received....................       4,379,412         1,254,672         8,103,279         1,366,941
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,682,538)        4,799,970        26,500,670         5,709,039
                                                                 -----------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         (83,112)        6,100,127        34,141,708         6,935,546
                                                                 -----------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      20,454,557        12,259,925        43,510,901        23,019,833
     Policyowners' surrenders...............................      (2,916,387)       (1,270,816)       (3,951,164)       (1,086,521)
     Policyowners' annuity and death benefits...............        (347,734)         (160,887)         (465,122)         (155,585)
     Net transfers from (to) Fixed Account..................       8,456,802         5,819,333        15,697,501         8,677,967
     Transfers between Investment Divisions.................          (9,248)          324,397         2,084,811           659,257
                                                                 -----------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................      25,637,990        16,971,952        56,876,927        31,114,951
                                                                 -----------       -----------      ------------       -----------
          Increase (decrease) in net assets.................      25,554,878        23,072,079        91,018,635        38,050,497
NET ASSETS:
     Beginning of period....................................      50,421,624        27,349,545        58,353,335        20,302,838
                                                                 -----------       -----------      ------------       -----------
     End of period..........................................     $75,976,502       $50,421,624      $149,371,970       $58,353,335
                                                                 ===========       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV











            ROYCE MICRO-CAP               ROYCE SMALL-CAP
              PORTFOLIO--                   PORTFOLIO--
            INVESTMENT CLASS              INVESTMENT CLASS
     ----------------------------- -----------------------------
          2007           2006           2007           2006
     -----------------------------------------------------------



       $    54,799    $   (89,764)   $  (345,830)   $  (105,901)
           131,168         48,250         38,386         37,982
         3,058,462        774,351      1,098,756        550,799

        (3,458,662)       545,005     (2,229,872)       540,991
       -----------    -----------    -----------    -----------

          (214,233)     1,277,842     (1,438,560)     1,023,871
       -----------    -----------    -----------    -----------

        16,133,102      8,616,002      9,399,307      7,039,602
          (986,500)      (177,221)      (681,703)      (260,481)
           (63,650)       (43,760)       (72,767)        (1,641)
         5,535,767      2,693,311      3,899,619      2,047,686
           630,736      2,363,699        488,641        202,111
       -----------    -----------    -----------    -----------
        21,249,455     13,452,031     13,033,097      9,027,277
       -----------    -----------    -----------    -----------
        21,035,222     14,729,873     11,594,537     10,051,148

        16,409,865      1,679,992     12,973,125      2,921,977
       -----------    -----------    -----------    -----------
       $37,445,087    $16,409,865    $24,567,662    $12,973,125
       ===========    ===========    ===========    ===========





                VAN KAMPEN                        VICTORY
                    UIF                             VIF
             EMERGING MARKETS               DIVERSIFIED STOCK--
             EQUITY--CLASS II                 CLASS A SHARES
      ------------------------------  ------------------------------
           2007            2006            2007            2006
      --------------------------------------------------------------




        $  (767,920)    $  (117,313)    $  (67,932)     $  (41,385)
          1,427,065         273,351        113,621          58,857
          6,517,219         549,964        505,162         106,457

         11,770,673       6,736,671       (121,632)        342,920
        -----------     -----------     ----------      ----------

         18,947,037       7,442,673        429,219         466,849
        -----------     -----------     ----------      ----------

         30,853,801      14,929,489      1,633,162       1,142,550
         (2,386,765)       (345,434)      (229,983)       (123,257)
           (125,776)        (24,614)        (4,098)        (13,025)
          9,648,647       4,896,079        830,725         999,061
         (1,128,787)      1,289,413       (100,502)         83,352
        -----------     -----------     ----------      ----------
         36,861,120      20,744,933      2,129,304       2,088,681
        -----------     -----------     ----------      ----------
         55,808,157      28,187,606      2,558,523       2,555,530

         38,547,330      10,359,724      5,008,959       2,453,429
        -----------     -----------     ----------      ----------
        $94,355,487     $38,547,330     $7,567,482      $5,008,959
        ===========     ===========     ==========      ==========









The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds New York Life Elite Variable Annuity (formerly known as LifeStages(R) and MainStay), New York Life Premium Plus Elite Variable Annuity (formerly known as LifeStages(R)) and New York Life Longevity Benefit Variable Annuity policies (formerly known as LifeStages(R)). This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC, and Winslow Capital Management Inc. to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(1,2)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares(3)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

-------

(1) Formerly MainStay VP Basic Value--Service Class
(2) The MainStay VP Income & Growth--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on August 17, 2007.
(3) New allocations to Alger American Small Capitalization--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

     Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

     No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of Separate Account-IV are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Number of shares.......         4,180             2,500               477            48,387
Identified cost........       $45,914           $33,948           $11,217           $48,386






                            MAINSTAY VP
                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
                              BOND--           EQUITY--          GROWTH--          EQUITY--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......        13,322             3,727              --               5,548
Identified cost........      $135,874           $52,757             $--             $96,263



Investment activity for the year ended December 31, 2007 was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Purchases..............       $17,831           $15,962           $4,294            $67,333
Proceeds from sales....         3,035             1,202            1,592             37,373






                            MAINSTAY VP
                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
                              BOND--           EQUITY--          GROWTH--          EQUITY--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $57,752           $44,949           $ 7,268           $52,203
Proceeds from sales....         1,165             1,383            12,856             1,262

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


              881             4,663             2,462             1,486             6,124             1,885             6,269
          $20,775           $51,088           $30,243           $18,279           $60,051           $20,341           $70,819






                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            1,671             3,416             3,687             3,789             6,855            10,556             2,245
          $21,838           $51,442           $50,649           $49,415           $75,502          $118,231           $58,904









        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $11,727           $39,519           $11,369           $11,543           $39,897           $8,314            $47,165
              763               873               759               867            16,785            1,113              1,415






                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $14,337           $24,761           $18,172           $17,929           $49,022           $75,862           $17,749
            1,147             1,275             1,463             1,899             1,213             1,855             1,765

--------------------------------------------------------------------------------









                                                                                      ALGER
                            MAINSTAY VP       MAINSTAY VP                           AMERICAN
                             SMALL CAP           TOTAL          MAINSTAY VP           SMALL
                             GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                          ----------------------------------------------------------------------


Number of shares.......         1,862               600             1,631                944
Identified cost........       $20,505           $10,701           $30,600            $23,863






                            JANUS ASPEN
                              SERIES            MFS(R)            MFS(R)            MFS(R)
                             WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                             GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                          SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......           396              103               225              5,015
Identified cost........       $12,373           $2,105            $3,906           $141,484








                                                                                      ALGER
                            MAINSTAY VP       MAINSTAY VP                           AMERICAN
                             SMALL CAP           TOTAL          MAINSTAY VP           SMALL
                             GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                          ----------------------------------------------------------------------


Purchases..............       $5,266            $3,919            $12,502            $6,119
Proceeds from sales....        1,708             1,016              1,833             3,139






                            JANUS ASPEN
                              SERIES            MFS(R)            MFS(R)            MFS(R)
                             WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                             GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                          SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $6,869             $891             $1,780            $86,611
Proceeds from sales....          783              273                173              2,296

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------








            CVS              COLUMBIA                                                  FIDELITY(R)
          CALVERT            SMALL CAP          DREYFUS IP         FIDELITY(R)             VIP             FIDELITY(R)
          SOCIAL            VALUE FUND,         TECHNOLOGY             VIP               EQUITY-               VIP
         BALANCED        VARIABLE SERIES--       GROWTH--        CONTRAFUND(R)--        INCOME--            MID CAP--
         PORTFOLIO            CLASS B         SERVICE SHARES     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------


           2,424                1,005               1,100              5,511               2,435               1,880
          $4,815              $19,493             $10,099           $165,820             $62,187             $61,017

        JANUS ASPEN
          SERIES
        BALANCED--
      SERVICE SHARES
      --------------


              879
          $24,298





         NEUBERGER                                                                                    VAN KAMPEN
        BERMAN AMT                                                  T. ROWE                               UIF             VICTORY
          MID-CAP             ROYCE               ROYCE              PRICE                             EMERGING             VIF
          GROWTH            MICRO-CAP           SMALL-CAP           EQUITY            VAN ECK           MARKETS         DIVERSIFIED
        PORTFOLIO--        PORTFOLIO--         PORTFOLIO--          INCOME           WORLDWIDE         EQUITY--           STOCK--
          CLASS S       INVESTMENT CLASS    INVESTMENT CLASS     PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------------------------------------------


              635              2,758               2,465              3,215             3,615             3,876              574
          $15,997            $39,985             $26,208            $75,755          $112,451           $73,303           $7,175







            CVS              COLUMBIA                                                  FIDELITY(R)
          CALVERT            SMALL CAP          DREYFUS IP         FIDELITY(R)             VIP             FIDELITY(R)
          SOCIAL            VALUE FUND,         TECHNOLOGY             VIP               EQUITY-               VIP
         BALANCED        VARIABLE SERIES--       GROWTH--        CONTRAFUND(R)--        INCOME--            MID CAP--
         PORTFOLIO            CLASS B         SERVICE SHARES     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------


          $1,692              $8,542              $4,187             $87,464             $29,375             $25,280
             408               1,298                 911                 546               1,241               1,338

        JANUS ASPEN
          SERIES
        BALANCED--
      SERVICE SHARES
      --------------


          $9,560
           1,101





         NEUBERGER                                                                                    VAN KAMPEN
        BERMAN AMT                                                  T. ROWE                               UIF             VICTORY
          MID-CAP             ROYCE               ROYCE              PRICE                             EMERGING             VIF
          GROWTH            MICRO-CAP           SMALL-CAP           EQUITY            VAN ECK           MARKETS         DIVERSIFIED
        PORTFOLIO--        PORTFOLIO--         PORTFOLIO--          INCOME           WORLDWIDE         EQUITY--           STOCK--
          CLASS S       INVESTMENT CLASS    INVESTMENT CLASS     PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------------------------------------------


          $11,467            $24,855             $14,218            $31,955           $65,405           $44,994           $3,208
              798                669                 389              1,820             2,264             2,583              621

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies (formerly known as LifeStages(R) and MainStay), this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity there is a lower surrender charge. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

     Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

     In addition, New York Life Longevity Benefit Variable Annuity policies are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of Accumulation Units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:




                                                                                   MAINSTAY VP
                                   MAINSTAY VP             MAINSTAY VP               CAPITAL               MAINSTAY VP
                                   BALANCED--                BOND--              APPRECIATION--               CASH
                                  SERVICE CLASS           SERVICE CLASS           SERVICE CLASS            MANAGEMENT
                              --------------------    --------------------    --------------------    --------------------
                                2007        2006        2007        2006        2007        2006        2007        2006
                              --------------------------------------------------------------------------------------------

Units issued................    1,421       1,826       1,300        567         259         220        44,552      25,630
Units redeemed..............     (391)       (315)       (109)      (112)        (73)        (69)      (18,966)    (18,484)
                                -----       -----       -----       ----         ---         ---       -------     -------
  Net increase (decrease)...    1,030       1,511       1,191        455         186         151        25,586       7,146
                                =====       =====       =====       ====         ===         ===       =======     =======


                                        MAINSTAY VP
                                          COMMON
                                          STOCK--
                                       SERVICE CLASS
                              ------------------------------
                                   2007            2006
                              ------------------------------

Units issued................        611             316
Units redeemed..............        (40)            (22)
                                    ---             ---
  Net increase (decrease)...        571             294
                                    ===             ===






                                   MAINSTAY VP
                                   HIGH YIELD              MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
                                    CORPORATE              ICAP SELECT              INCOME &              INTERNATIONAL
                                     BOND--                 EQUITY--                GROWTH--                EQUITY--
                                  SERVICE CLASS           SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
                              --------------------    --------------------    --------------------    --------------------
                                2007        2006        2007        2006        2007        2006        2007        2006
                              --------------------------------------------------------------------------------------------

Units issued................    3,850       2,466       2,729        348         331         220        2,414       1,608
Units redeemed..............     (445)       (320)        (81)       (20)       (893)        (61)        (173)        (91)
                                -----       -----       -----        ---        ----         ---        -----       -----
  Net increase (decrease)...    3,405       2,146       2,648        328        (562)        159        2,241       1,517
                                =====       =====       =====        ===        ====         ===        =====       =====


                                        MAINSTAY VP
                                         LARGE CAP
                                         GROWTH--
                                       SERVICE CLASS
                              ------------------------------
                                   2007            2006
                              ------------------------------

Units issued................       1,072            497
Units redeemed..............         (56)           (16)
                                   -----            ---
  Net increase (decrease)...       1,016            481
                                   =====            ===






                                                                                                              ALGER
                                   MAINSTAY VP             MAINSTAY VP                                      AMERICAN
                                    SMALL CAP                 TOTAL                MAINSTAY VP                SMALL
                                    GROWTH--                RETURN--                 VALUE--            CAPITALIZATION--
                                  SERVICE CLASS           SERVICE CLASS           SERVICE CLASS          CLASS S SHARES
                              --------------------    --------------------    --------------------    --------------------
                                2007        2006        2007        2006        2007        2006        2007        2006
                              --------------------------------------------------------------------------------------------

Units issued................     302         441         200         193         703         671         338         718
Units redeemed..............    (153)        (94)        (59)        (40)       (235)        (43)       (174)        (35)
                                ----         ---         ---         ---        ----         ---        ----         ---
  Net increase (decrease)...     149         347         141         153         468         628         164         683
                                ====         ===         ===         ===        ====         ===        ====         ===


                                        CVS CALVERT
                                          SOCIAL
                                         BALANCED
                                         PORTFOLIO
                              ------------------------------
                                   2007            2006
                              ------------------------------

Units issued................         96             118
Units redeemed..............        (27)            (18)
                                    ---             ---
  Net increase (decrease)...         69             100
                                    ===             ===





                                   JANUS ASPEN
                                     SERIES
                                    WORLDWIDE                MFS(R)                  MFS(R)                  MFS(R)
                                    GROWTH--                INVESTORS               RESEARCH                UTILITIES
                                     SERVICE             TRUST SERIES--             SERIES--                SERIES--
                                     SHARES               SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
                              --------------------    --------------------    --------------------    --------------------
                                2007        2006        2007        2006        2007        2006        2007        2006
                              --------------------------------------------------------------------------------------------

Units issued................     422         193         44          33          109          65        3,498       1,978
Units redeemed..............     (31)        (28)        (5)         (9)          (8)        (15)        (236)       (115)
                                 ---         ---         --          --          ---         ---        -----       -----
  Net increase (decrease)...     391         165         39          24          101          50        3,262       1,863
                                 ===         ===         ==          ==          ===         ===        =====       =====


                                         NEUBERGER
                                        BERMAN AMT
                                          MID-CAP
                                          GROWTH
                                        PORTFOLIO--
                                          CLASS S
                              ------------------------------
                                   2007            2006
                              ------------------------------

Units issued................        612             242
Units redeemed..............        (28)             (9)
                                    ---             ---
  Net increase (decrease)...        584             233
                                    ===             ===




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------







                                   MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP
                                  CONSERVATIVE           MAINSTAY VP           DEVELOPING             FLOATING
                                  ALLOCATION--          CONVERTIBLE--           GROWTH--               RATE--
                                  SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                              --------------------  --------------------  --------------------  --------------------
                                2007       2006(a)    2007        2006      2007        2006      2007        2006
                              --------------------------------------------------------------------------------------

                                3,333       1,211      716         539       580         258      3,776       2,705
                                  (63)         (4)     (97)        (80)      (34)        (32)    (1,973)       (146)
                                -----       -----      ---         ---       ---         ---     ------       -----
                                3,270       1,207      619         459       546         226      1,803       2,559
                                =====       =====      ===         ===       ===         ===     ======       =====


                                                              MAINSTAY VP
                                   MAINSTAY VP                  GROWTH
                                  GOVERNMENT--               ALLOCATION--
                                  SERVICE CLASS              SERVICE CLASS
                              --------------------  ------------------------------
                                2007        2006         2007           2006(a)
                              ----------------------------------------------------

                                 645         446         3,646           2,447
                                 (84)        (49)         (125)            (55)
                                 ---         ---         -----           -----
                                 561         397         3,521           2,392
                                 ===         ===         =====           =====







                                   MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                     MID CAP               MID CAP               MID CAP              MODERATE
                                     CORE--               GROWTH--               VALUE--            ALLOCATION--
                                  SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                              --------------------  --------------------  --------------------  --------------------
                                2007        2006      2007        2006      2007        2006      2007       2006(a)
                              --------------------------------------------------------------------------------------

                                1,134        866       754         985       897         882      4,045       2,731
                                 (136)      (101)     (114)       (216)     (210)       (244)      (166)        (30)
                                -----       ----      ----        ----      ----        ----      -----       -----
                                  998        765       640         769       687         638      3,879       2,701
                                =====       ====      ====        ====      ====        ====      =====       =====


                                   MAINSTAY VP
                                    MODERATE                  MAINSTAY VP
                                     GROWTH                     S&P 500
                                  ALLOCATION--                  INDEX--
                                  SERVICE CLASS              SERVICE CLASS
                              --------------------  ------------------------------
                                2007       2006(a)       2007            2006
                              ----------------------------------------------------

                                6,046       4,281        1,301           1,261
                                 (220)        (19)        (324)           (225)
                                -----       -----        -----           -----
                                5,826       4,262          977           1,036
                                =====       =====        =====           =====






                                    COLUMBIA
                                    SMALL CAP            DREYFUS IP
                                   VALUE FUND,           TECHNOLOGY          FIDELITY(R) VIP       FIDELITY(R) VIP
                                    VARIABLE              GROWTH--           CONTRAFUND(R)--       EQUITY-INCOME--
                                 SERIES--CLASS B       SERVICE SHARES        SERVICE CLASS 2       SERVICE CLASS 2
                              --------------------  --------------------  --------------------  --------------------
                                2007        2006      2007        2006      2007        2006      2007        2006
                              --------------------------------------------------------------------------------------

                                 500         647       277         209      3,074       2,732     1,523       1,135
                                 (92)        (28)      (34)        (22)      (303)       (151)     (132)        (70)
                                 ---         ---       ---         ---      -----       -----     -----       -----
                                 408         619       243         187      2,771       2,581     1,391       1,065
                                 ===         ===       ===         ===      =====       =====     =====       =====


                                                              JANUS ASPEN
                                 FIDELITY(R) VIP                SERIES
                                    MID CAP--                 BALANCED--
                                 SERVICE CLASS 2            SERVICE SHARES
                              --------------------  ------------------------------
                                2007        2006         2007            2006
                              ----------------------------------------------------

                                1,053        913          632             450
                                 (132)       (86)         (90)            (54)
                                -----        ---          ---             ---
                                  921        827          542             396
                                =====        ===          ===             ===







                                                        ROYCE SMALL-                                   VAN ECK
                                 ROYCE MICRO-CAP             CAP              T. ROWE PRICE           WORLDWIDE
                                   PORTFOLIO--           PORTFOLIO--          EQUITY INCOME             HARD
                                INVESTMENT CLASS      INVESTMENT CLASS        PORTFOLIO--II            ASSETS
                              --------------------  --------------------  --------------------  --------------------
                                2007        2006      2007        2006      2007        2006      2007        2006
                              --------------------------------------------------------------------------------------

                                1,376        988       990         765      1,683       1,270     1,797       1,313
                                  (67)       (24)      (56)        (30)      (197)       (134)     (134)        (70)
                                -----        ---       ---         ---      -----       -----     -----       -----
                                1,309        964       934         735      1,486       1,136     1,663       1,243
                                =====        ===       ===         ===      =====       =====     =====       =====


                                   VAN KAMPEN
                                       UIF                        VICTORY
                                    EMERGING                        VIF
                                     MARKETS                    DIVERSIFIED
                                    EQUITY--                      STOCK--
                                    CLASS II                  CLASS A SHARES
                              --------------------  ----------------------------------
                                2007        2006          2007              2006
                              --------------------------------------------------------

                                1,213        948           160               177
                                 (138)       (29)          (23)              (15)
                                -----        ---           ---               ---
                                1,075        919           137               162
                                =====        ===           ===               ===


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004, and 2003:





                                         MAINSTAY VP
                                         BALANCED--
                                        SERVICE CLASS
                                ----------------------------
                                  2007      2006      2005
                                ----------------------------

Net Assets....................   $45,343   $32,449   $13,598
Units Outstanding.............     3,823     2,793     1,282
Variable Accumulation Unit
  Value.......................   $ 11.88   $ 11.58   $ 10.49
Total Return..................      2.6%     10.4%      4.9%
Investment Income Ratio.......      2.2%      2.3%      2.4%








                                                   MAINSTAY VP
                                                 CASH MANAGEMENT
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $48,819   $18,765   $10,281   $4,517    $1,048
Units Outstanding.............    42,596    17,010     9,864    4,474     1,047
Variable Accumulation Unit
  Value.......................   $  1.14   $  1.09   $  1.04   $ 1.01    $ 1.00
Total Return..................      4.8%      4.6%      3.0%     0.8%      0.1%
Investment Income Ratio.......      4.5%      4.4%      3.0%     0.9%      0.4%







                                                   MAINSTAY VP
                                                  CONVERTIBLE--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $34,342   $21,580   $13,997   $8,095    $  993
Units Outstanding.............     2,220     1,601     1,142      704        91
Variable Accumulation Unit
  Value.......................   $ 15.44   $ 13.47   $ 12.23   $11.50    $10.87
Total Return..................     14.6%     10.1%      6.3%     5.9%      8.7%
Investment Income Ratio.......      2.3%      2.6%      1.7%     3.1%     14.8%







                                                   MAINSTAY VP
                                                  GOVERNMENT--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $20,652   $13,260   $8,578    $4,236    $  378
Units Outstanding.............     1,765     1,204      807       408        38
Variable Accumulation Unit
  Value.......................   $ 11.71   $ 11.01   $10.60    $10.39    $10.08
Total Return..................      6.4%      3.8%     2.1%      3.1%      0.8%
Investment Income Ratio.......      5.3%      1.0%     4.0%      6.8%     24.9%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                           BOND--                                    CAPITAL APPRECIATION--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

       $34,806   $19,422   $13,750   $7,140    $  661    $12,938   $9,114    $6,867    $4,718    $  653
         2,925     1,734     1,279      678        65        890      704       553       411        59
       $ 11.88   $ 11.18   $ 10.72   $10.53    $10.14    $ 14.51   $12.94    $12.43    $11.49    $11.06
          6.3%      4.3%      1.9%     3.8%      1.4%      12.1%     4.2%      8.1%      3.9%     10.6%
          4.2%      1.2%      3.9%     5.9%     24.1%         --     0.2%        --      0.1%      0.9%






                                                            MAINSTAY VP
                         MAINSTAY VP                       CONSERVATIVE
                       COMMON STOCK--                      ALLOCATION--
                        SERVICE CLASS                      SERVICE CLASS
      ------------------------------------------------  ------------------
        2007      2006      2005      2004      2003      2007      2006
      --------------------------------------------------------------------

       $20,713   $10,931   $5,553    $2,375    $  321    $51,209   $12,984
         1,281       710      416       192        29      4,477     1,207
       $ 16.15   $ 15.39   $13.25    $12.34    $11.15    $ 11.44   $ 10.67
          4.9%     16.2%     7.4%     10.6%     11.5%       7.2%      6.7%
          1.3%      0.5%     1.2%      2.0%      6.3%       4.0%      2.6%







                         MAINSTAY VP                             MAINSTAY VP
                     DEVELOPING GROWTH--                       FLOATING RATE--
                        SERVICE CLASS                           SERVICE CLASS
      ------------------------------------------------  ----------------------------
        2007      2006      2005      2004      2003      2007      2006      2005
      ------------------------------------------------------------------------------

       $22,164   $8,389    $4,573    $2,618    $  192    $58,459   $37,645   $9,509
         1,128      582       356       229        18      5,288     3,485      926
       $ 19.49   $14.36    $12.78    $11.44    $10.83    $ 11.02   $ 10.77   $10.19
         35.8%    12.4%     11.7%      5.6%      8.3%       2.3%      5.7%     1.9%
            --       --        --        --        --       6.2%      5.8%     4.2%







                  MAINSTAY VP                                MAINSTAY VP
              GROWTH ALLOCATION--                    HIGH YIELD CORPORATE BOND--
                 SERVICE CLASS                              SERVICE CLASS
      ----------------------------------  ------------------------------------------------
            2007              2006          2007      2006      2005      2004      2003
      ------------------------------------------------------------------------------------

           $73,680           $27,267      $133,734   $84,029   $48,692   $21,542   $2,970
             5,913             2,392         9,450     6,045     3,899     1,783      276
           $ 12.35           $ 11.22      $  14.14   $ 13.86   $ 12.40   $ 12.08   $10.74
             10.1%             12.2%          2.1%     11.8%      2.7%     12.5%     7.4%
              1.3%              1.5%          7.4%      2.2%      7.7%     12.0%    42.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                   MAINSTAY VP
                                              ICAP SELECT EQUITY--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $53,113   $10,141   $4,386    $2,549    $  310
Units Outstanding.............     3,326       678      350       215        29
Variable Accumulation Unit
  Value.......................   $ 15.85   $ 14.86   $12.49    $11.87    $10.69
Total Return..................      6.6%     19.0%     5.2%     11.1%      6.9%
Investment Income Ratio.......      0.6%      0.2%     0.9%      1.3%      4.9%







                                                   MAINSTAY VP
                                               LARGE CAP GROWTH--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $25,083   $9,060    $3,383    $1,927    $  320
Units Outstanding.............     1,806      790       309       188        30
Variable Accumulation Unit
  Value.......................   $ 13.81   $11.41    $10.67    $10.25    $10.52
Total Return..................     21.0%     7.0%      4.1%     (2.6%)     5.2%
Investment Income Ratio.......        --       --        --      0.1%      0.8%







                                                   MAINSTAY VP
                                                 MID CAP VALUE--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $46,890   $36,644   $23,329   $8,089    $  731
Units Outstanding.............     2,988     2,301     1,663      610        65
Variable Accumulation Unit
  Value.......................   $ 15.68   $ 15.90   $ 13.98   $13.26    $11.31
Total Return..................     (1.4%)    13.8%      5.4%    17.2%     13.1%
Investment Income Ratio.......      0.9%        --      0.8%     1.3%      5.7%







                                                   MAINSTAY VP
                                               SMALL CAP GROWTH--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $19,582   $18,253   $12,811   $6,538    $  745
Units Outstanding.............     1,462     1,313       966      519        64
Variable Accumulation Unit
  Value.......................   $ 13.40   $ 13.88   $ 13.09   $12.61    $11.55
Total Return..................     (3.4%)     6.1%      3.8%     9.1%     15.5%
Investment Income Ratio.......        --        --        --       --        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                         MAINSTAY VP                                       MAINSTAY VP
                      INCOME & GROWTH--                              INTERNATIONAL EQUITY--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

         $--     $8,263    $5,074    $1,904    $  134   $101,083   $54,334   $19,738   $6,482    $  542
          --        562       403       158        13      5,119     2,878     1,361      486        48
         $--     $14.68    $12.60    $12.06    $10.73   $  19.70   $ 18.82   $ 14.36   $13.33    $11.39
          --      16.6%      4.5%     12.4%      7.3%       4.7%     31.0%      7.7%    17.1%     13.9%
          --       0.5%      1.4%      3.5%      7.7%       0.6%      0.3%      2.3%     1.5%     12.1%







                         MAINSTAY VP                                       MAINSTAY VP
                       MID CAP CORE--                                   MID CAP GROWTH--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

       $50,418   $30,960   $15,476   $4,966    $  482    $57,638   $38,503   $23,016   $8,646    $1,001
         2,778     1,780     1,015      380        45      2,810     2,170     1,401      621        88
       $ 18.14   $ 17.31   $ 15.10   $13.06    $10.72    $ 20.46   $ 17.72   $ 16.26   $13.92    $11.38
          4.8%     14.7%     15.6%    21.9%      7.2%      15.5%      9.0%     16.8%    22.3%     13.8%
          0.3%        --      0.6%     0.6%      2.4%         --        --        --       --        --






          MAINSTAY VP         MAINSTAY VP
           MODERATE         MODERATE GROWTH                      MAINSTAY VP
         ALLOCATION--        ALLOCATION--                      S&P 500 INDEX--
         SERVICE CLASS       SERVICE CLASS                      SERVICE CLASS
      ------------------  ------------------  ------------------------------------------------
        2007      2006      2007      2006      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------

       $78,007   $29,581  $121,306   $47,438   $67,171   $49,694   $29,950   $14,415   $1,224
         6,580     2,701    10,088     4,262     4,355     3,378     2,342     1,180      110
       $ 11.76   $ 10.84  $  12.01   $ 11.01   $ 15.42   $ 14.69   $ 12.76   $ 12.21   $11.08
          8.5%      8.4%      9.1%     10.1%      5.0%     15.2%      4.5%     10.2%    10.8%
          2.8%      2.0%      2.2%      2.0%      1.5%      0.4%      1.4%      2.6%     9.1%







                         MAINSTAY VP                                       MAINSTAY VP
                       TOTAL RETURN--                                        VALUE--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

       $11,045   $8,400    $5,855    $3,517    $  398    $30,212   $22,305   $10,400   $5,599    $  469
           781      640       487       311        37      1,877     1,409       781      445        41
       $ 14.08   $13.13    $12.02    $11.32    $10.67    $ 16.10   $ 15.80   $ 13.32   $12.57    $11.33
          7.2%     9.2%      6.2%      6.1%      6.7%       1.9%     18.6%      6.0%    11.0%     13.3%
          2.2%     0.5%      1.7%      2.7%     13.8%       1.5%      0.3%      1.3%     1.7%     10.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                 ALGER AMERICAN
                                             SMALL CAPITALIZATION--
                                                 CLASS S SHARES
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $30,933   $23,631   $9,424    $3,436    $  176
Units Outstanding.............     1,466     1,302      619       265        16
Variable Accumulation Unit
  Value.......................   $ 21.15   $ 18.08   $15.10    $12.95    $11.14
Total Return..................     16.9%     19.7%    16.6%     16.3%     11.4%
Investment Income Ratio.......        --        --       --        --        --







                                                   DREYFUS IP
                                               TECHNOLOGY GROWTH--
                                                 SERVICE SHARES
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $11,697   $7,293    $4,846    $3,289    $  575
Units Outstanding.............       846      603       416       293        51
Variable Accumulation Unit
  Value.......................   $ 13.81   $12.07    $11.60    $11.21    $11.18
Total Return..................     14.4%     4.0%      3.5%      0.2%     11.8%
Investment Income Ratio.......        --       --        --        --        --







                                                 FIDELITY(R) VIP
                                                    MID CAP--
                                                 SERVICE CLASS 2
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $66,993   $40,507   $21,882   $6,502    $  219
Units Outstanding.............     3,029     2,108     1,281      450        19
Variable Accumulation Unit
  Value.......................   $ 22.11   $ 19.17   $ 17.05   $14.45    $11.59
Total Return..................     15.3%     12.4%     18.0%    24.7%     15.9%
Investment Income Ratio.......      0.5%      0.1%        --       --        --







                                                     MFS(R)
                                            INVESTORS TRUST SERIES--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $2,401    $1,639    $1,145    $  579    $   19
Units Outstanding.............      154       115        91        49         2
Variable Accumulation Unit
  Value.......................   $15.63    $14.22    $12.61    $11.79    $10.61
Total Return..................    10.0%     12.7%      7.0%     11.1%      6.1%
Investment Income Ratio.......     0.5%      0.2%      0.3%      0.2%        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------



                                                                       COLUMBIA
                             CVS                                SMALL CAP VALUE FUND,
                       CALVERT SOCIAL                             VARIABLE SERIES--
                     BALANCED PORTFOLIO                                CLASS B
      ------------------------------------------------  -------------------------------------
        2007      2006      2005      2004      2003      2007     2006      2005      2004
      ---------------------------------------------------------------------------------------

       $4,644    $3,648    $2,174    $  941    $   29   $18,097   $13,367   $4,510    $  207
          352       283       183        84         3     1,438     1,030      411        20
       $13.22    $12.86    $11.83    $11.19    $10.34   $ 12.59   $ 12.93   $10.83    $10.27
         2.8%      8.8%      5.7%      8.3%      3.4%     (2.6%)    19.4%     5.5%      2.7%
         2.7%      2.8%      2.3%      3.2%     13.0%      0.3%      0.4%       --      3.3%







                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                       CONTRAFUND(R)--                                   EQUITY-INCOME--
                       SERVICE CLASS 2                                   SERVICE CLASS 2
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

      $151,634   $83,381   $36,377   $9,978    $  667    $57,443   $35,470   $15,969   $6,608    $  535
         7,781     5,010     2,429      782        60      3,703     2,312     1,247      547        49
      $  19.45   $ 16.58   $ 14.88   $12.76    $11.08    $ 15.50   $ 15.30   $ 12.76   $12.09    $10.87
         17.3%     11.4%     16.6%    15.2%     10.8%       1.3%     19.9%      5.6%    11.2%      8.7%
          0.9%      1.1%      0.1%       --        --       1.9%      3.0%      1.0%     0.4%        --







                         JANUS ASPEN                                       JANUS ASPEN
                      SERIES BALANCED--                             SERIES WORLDWIDE GROWTH--
                       SERVICE SHARES                                    SERVICE SHARES
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

       $27,363   $17,360   $10,829   $4,841    $  460    $14,003   $7,258    $4,185    $2,090    $  125
         1,809     1,267       871      420        43        910      519       354       187        12
       $ 15.11   $ 13.70   $ 12.41   $11.52    $10.64    $ 15.25   $13.95    $11.83    $11.20    $10.72
         10.3%     10.4%      7.7%     8.3%      6.4%       9.4%    17.9%      5.6%      4.5%      7.2%
          2.4%      2.1%      2.4%     3.3%      7.2%       0.6%     1.7%      1.3%      1.3%      1.4%







                           MFS(R)                                       MFS(R)
                      RESEARCH SERIES--                           UTILITIES SERIES--
                        SERVICE CLASS                                SERVICE CLASS
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------

       $4,545    $2,574    $1,664    $  632    $   36   $171,544   $68,838   $24,083   $2,138
          277       176       126        52         3      6,684     3,422     1,559      163
       $16.42    $14.54    $13.20    $12.27    $10.61   $  25.59   $ 20.07   $ 15.32   $13.14
        12.9%     10.2%      7.6%     15.6%      6.1%      27.6%     31.0%     16.6%    31.4%
         0.4%      0.3%      0.3%      0.5%        --       0.6%      1.5%      0.3%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                         NEUBERGER BERMAN AMT
                                      MID-CAP GROWTH PORTFOLIO--
                                                CLASS S
                                --------------------------------------
                                  2007      2006      2005      2004
                                --------------------------------------

Net Assets....................   $17,927   $5,644    $1,826    $  519
Units Outstanding.............       950      366       133        44
Variable Accumulation Unit
  Value.......................   $ 18.79   $15.38    $13.43    $11.84
Total Return..................     22.2%    14.5%     13.4%     18.4%
Investment Income Ratio.......        --       --        --        --







                                                     VAN ECK
                                                    WORLDWIDE
                                                   HARD ASSETS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................  $149,372   $58,353   $20,303   $2,285    $   98
Units Outstanding.............     3,847     2,184       941      162         9
Variable Accumulation Unit
  Value.......................  $  38.71   $ 26.63   $ 21.39   $14.11    $11.38
Total Return..................     45.4%     24.5%     51.7%    24.0%     13.8%
Investment Income Ratio.......      0.1%        --      0.1%     0.1%        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                  ROYCE                         ROYCE                               T. ROWE PRICE
          MICRO-CAP PORTFOLIO--         SMALL-CAP PORTFOLIO--                       EQUITY INCOME
            INVESTMENT CLASS              INVESTMENT CLASS                          PORTFOLIO--II
      ----------------------------  ----------------------------  ------------------------------------------------
        2007      2006      2005      2007      2006      2005      2007      2006      2005      2004      2003
      ------------------------------------------------------------------------------------------------------------

       $37,445   $16,410   $1,680    $24,568   $12,973   $2,922    $75,977   $50,422   $27,350   $10,477   $  684
         2,407     1,098      134      1,924       990      255      4,658     3,172     2,036       814       61
       $ 15.43   $ 14.84   $12.26    $ 12.76   $ 13.03   $11.30    $ 16.33   $ 15.85   $ 13.35   $ 12.88   $11.24
          4.0%     21.1%    22.6%      (2.1%)    15.4%    13.0%       3.0%     18.6%      3.7%     14.6%    12.4%
          1.9%      0.3%     1.3%       0.1%      0.1%       --       1.5%      1.4%      1.5%      1.6%     2.2%






                         VAN KAMPEN
                        UIF EMERGING                                  VICTORY VIF
                      MARKETS EQUITY--                            DIVERSIFIED STOCK--
                          CLASS II                                  CLASS A SHARES
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------

       $94,355   $38,547   $10,360   $2,508    $  127    $7,567    $5,009    $2,453    $  809
         2,520     1,445       526      173        11       499       362       200        72
       $ 37.31   $ 26.56   $ 19.37   $14.48    $11.77    $15.18    $13.80    $12.14    $11.17
         40.5%     37.2%     33.8%    23.0%     17.7%     10.0%     13.7%      8.7%     11.7%
          0.4%      0.7%      0.3%     0.6%        --      0.6%      0.3%      0.1%      1.6%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-IV as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

(-s- PricewaterhouseCoopers LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2008

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2007 AND 2006

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2007      2006
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $1,625 in
     2007 and $971 in 2006)...................................  $39,799   $38,529
  Trading securities..........................................       71        12
Equity securities, at fair value
  Available-for-sale..........................................       15        74
  Trading securities..........................................       --        62
Mortgage loans................................................    5,208     4,189
Policy loans..................................................      703       651
Securities purchased under agreements to resell...............      682       377
Other investments.............................................      631       554
                                                                -------   -------
     Total investments........................................   47,109    44,448
Cash and cash equivalents.....................................      893       583
Deferred policy acquisition costs.............................    3,431     3,310
Interest in annuity contracts.................................    4,468     4,240
Amounts recoverable from reinsurer............................    6,601     6,432
Other assets..................................................      869       856
Separate account assets.......................................   19,093    16,579
                                                                -------   -------
     Total assets.............................................  $82,464   $76,448
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $42,795   $41,309
Future policy benefits........................................    2,766     2,087
Policy claims.................................................      183       156
Obligations under structured settlement agreements............    4,468     4,240
Amounts payable to reinsurer..................................    5,379     5,114
Other liabilities.............................................    2,807     2,308
Separate account liabilities..................................   19,093    16,579
                                                                -------   -------
     Total liabilities........................................   77,491    71,793
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    1,410     1,410
Accumulated other comprehensive income........................       95        77
Retained earnings.............................................    3,443     3,143
                                                                -------   -------
     Total stockholder's equity...............................    4,973     4,655
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $82,464   $76,448
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME


                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2007     2006     2005
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $  855   $  565   $  138
  Fees-universal life and annuity policies................     601      487      376
  Net investment income...................................   2,578    2,400    2,187
  Net investment losses...................................     (66)     (41)      --
  Net revenue from reinsurance............................     206      214      276
  Other income............................................      36       28       33
                                                            ------   ------   ------
     Total revenues.......................................   4,210    3,653    3,010
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   1,781    1,646    1,488
  Increase in liabilities for future policy benefits......     777      529      155
  Policyholder benefits...................................     204      114       71
  Operating expenses......................................     963      899      865
                                                            ------   ------   ------
     Total expenses.......................................   3,725    3,188    2,579
                                                            ------   ------   ------
  Income before income taxes..............................     485      465      431
  Income tax expense......................................     159      138      138
                                                            ------   ------   ------
NET INCOME................................................  $  326   $  327   $  293
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)


                                                                          ACCUMULATED
                                                 ADDITIONAL                  OTHER           TOTAL
                                       CAPITAL     PAID IN    RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                        STOCK      CAPITAL    EARNINGS   INCOME (LOSS)       EQUITY
                                       -------   ----------   --------   -------------   -------------
BALANCE AT JANUARY 1, 2005...........    $25       $1,410      $2,535        $ 653           $4,623
                                                                                             ------
Comprehensive income:
  Net income.........................                             293                           293
                                                                                             ------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                         (422)            (422)
                                                                                             ------
  Other comprehensive loss...........                                                          (422)
                                                                                             ------
Total comprehensive loss.............                                                          (129)
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2005.........     25        1,410       2,828          231            4,494
                                                                                             ------
Comprehensive income:
  Net income.........................                             327                           327
                                                                                             ------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                         (154)            (154)
                                                                                             ------
  Other comprehensive loss...........                                                          (154)
                                                                                             ------
Total comprehensive income...........                                                           173
                                                                                             ------
  Distribution to stockholder........                             (12)                          (12)
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2006.........     25        1,410       3,143           77            4,655
                                                                                             ------
  Cumulative effect of changes in
     accounting principles, net of
     income tax (see Note 2).........                             (26)                          (26)
                                         ---       ------      ------        -----           ------
BALANCE AT JANUARY 1, 2007, AS
  ADJUSTED...........................     25        1,410       3,117           77            4,629
                                                                                             ------
Comprehensive income:
  Net income.........................                             326                           326
                                                                                             ------
     Unrealized investment gains, net
       of related offsets,
       reclassification adjustments
       and income taxes..............                                           18               18
                                                                                             ------
  Other comprehensive income.........                                                            18
                                                                                             ------
Total comprehensive income...........                                                           344
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2007.........    $25       $1,410      $3,443        $  95           $4,973
                                         ===       ======      ======        =====           ======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2007       2006       2005
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $    326   $    327   $    293
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................        34         55         62
     Net capitalization of deferred policy acquisition
       costs............................................      (128)      (248)      (232)
     Annuity and universal life fees....................      (455)      (412)      (375)
     Interest credited to policyholders' account
       balances.........................................     1,781      1,646      1,488
     Net investment losses..............................        66         41         --
     Equity in earnings of limited partnerships.........         1          1         --
     Deferred income taxes..............................         1         52         16
     Net revenue from intercompany reinsurance..........       (45)       (57)       (20)
     Net change in unearned revenue liability...........        30         49         16
     Changes in:
       Other assets and other liabilities...............       (64)         5        (52)
       Reinsurance recoverables and payables............        10         25         76
       Trading securities...............................         9         (1)        32
       Policy claims....................................        27         30        (25)
       Future policy benefits...........................       781        543        156
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     2,374      2,056      1,435
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available-for-sale fixed maturities........    12,765     11,100     17,013
     Maturity of available-for-sale fixed maturities....       997      1,337        532
     Sale of equity securities..........................        67         44         39
     Repayment of mortgage loans........................       449        618        459
     Sale of other investments..........................       181         95        329
  Cost of:
     Available-for-sale fixed maturities acquired.......   (15,147)   (15,182)   (20,109)
     Equity securities acquired.........................        (5)       (50)       (10)
     Mortgage loans acquired............................    (1,468)    (1,198)      (978)
     Securities purchased under agreements to resell....      (305)       (90)       (26)
     Other investments acquired.........................      (278)      (262)       (70)
  Policy loans (net)....................................       (51)       (52)       (29)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (2,795)    (3,640)    (2,850)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     5,467      6,183      5,812
     Withdrawals........................................    (4,809)    (4,174)    (2,981)
     Net transfers to the separate accounts.............      (544)      (371)      (254)
  Increase (decrease) in loaned securities..............       642        247       (341)
  Securities sold under agreements to repurchase (net)..         2       (154)      (867)
  Net (paydowns) proceeds from affiliated credit
     agreements.........................................        --         --       (233)
  Net (paydowns) proceeds from debt.....................        (1)         8         --
  Change in book and bank overdrafts....................       (19)        18         21
  Distribution to stockholder...........................        --        (12)        --
  Net distribution to limited partner...................        (7)        --         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....       731      1,745      1,157
                                                          --------   --------   --------
Net increase (decrease) in cash and cash equivalents....       310        161       (258)
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       583        422        680
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    893   $    583   $    422
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2007, 2006 AND 2005

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment gains in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


include: i) whether the decline is substantial; ii) the amount of time that the fair value has been less than cost; iii) the financial condition and near-term prospects of the issuer; and iv) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships, limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for by the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Net investment gains and losses on sales are generally computed using the specific identification method.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this special accounting practice. For such consolidated limited partnerships, the unrealized gains and losses from the underlying investments are reported in net investment losses in the accompanying Consolidated Statement of Income. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the VIE. If the Company determines that it stands to absorb a majority of the VIEs expected losses or to receive a majority of the VIEs expected residual returns, or both, the Company would be deemed to be the VIEs "primary beneficiary" and would be required to consolidate the VIE. The Company's investment in VIEs is discussed in Note 3 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. For triparty repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet and approximates fair value.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     DAC for universal life and deferred annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of the DAC asset is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the DAC asset due to unrealized gains or losses is recorded in other comprehensive income.

     DAC for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

     Effective January 1, 2007, the Company adopted a new accounting standard for DAC on internal replacements of certain insurance and investment contracts. See Note 2 -- Recent Accounting Pronouncements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of Statement of Financial Accounting Standards ("SFAS") No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities": (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The Company's fair value hedges are primarily hedges of available-for-sale fixed maturity and equity securities.

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS No. 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but will be reported as changes in other comprehensive income. These changes in fair value will be included in net investment gains and losses of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation," the change in fair value relative to the change in spot rates during the reporting period is

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reclassified and reported with the transaction gain or loss of the asset/liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment losses in the accompanying Consolidated Statement of Income.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

     Effective January 1, 2007, the Company began recognizing derivatives and embedded derivatives related to beneficial interests in securitized financial instruments. See Note 2 -- Recent Accounting Pronouncements.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note
5 -- Policyholders' Liabilities.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities and sales inducements. Other liabilities consist primarily of securities loaned, amounts payable for undelivered securities, payable to affiliates, net deferred tax liabilities and repurchase agreements.

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premiums so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2007, 2006 and 2005.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note 5 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Note 9 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     Effective January 1, 2007, the Company adopted a new accounting standard for uncertain tax positions. See Note 2 -- Recent Accounting Pronouncements.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2007 and 2006, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2007 and 2006 represent the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the consolidated financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, short-term investments, cash equivalents, mortgage loans and policy loans are reported in Note
2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values for derivatives are reported in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values of repurchase agreements are reported in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage loans, many of which have balloon payment maturities, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies, may in the future, downgrade certain issuers or guarantors of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers or guarantors.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Subprime residential mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles, including using relaxed mortgage underwriting standards that provide for affordable mortgage products. The Company's exposure to subprime residential mortgage lending is through fixed maturity investments that are collateralized by mortgages that have characteristics of subprime lending. These investments are primarily in the form of mortgage-backed securities supported by subprime mortgage loans. The collective market value of these investments is approximately $141 million with an unrealized loss of $3 million. Of the total subprime-related investments, 90% had "AAA" or "AA" credit quality ratings. The Company manages its subprime risk exposure by limiting the Company's holdings in these types of instruments; maintaining high credit quality investments; and performing ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


experience. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     In July 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This interpretation is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN No. 48 on January 1, 2007. The cumulative effect of the adoption of FIN No. 48, as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" -- an amendment of FASB Statements No. 133 and 140." This statement removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This statement also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted SFAS No. 155 effective January 1, 2007. The Company's adoption of SFAS No. 155 did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in "fixed maturities -- trading securities" and totaled $64 million at December 31, 2007.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")." SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under SOP 05-1, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of SOP 05-1 the Company accounted for

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted SOP 05-1 on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. This statement does not require any new fair value measurements, but the application of this statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     In February 2007, the FASB issued SFAS No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently evaluating the impact of SFAS No. 159 on the Company's consolidated financial statements.

     In November 2005, the FASB issued FSP No. 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2007 and 2006, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST     FAIR VALUE      COST     FAIR VALUE
------------------                        ---------   ----------   ---------   ----------
Due in one year or less.................   $   171      $   172     $   161      $   162
Due after one year through five years...     8,084        8,185       6,490        6,464
Due after five years through ten years..    12,226       12,166      13,177       13,147
Due after ten years.....................     5,986        6,133       6,233        6,429
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.............................     1,512        1,509       1,522        1,499
  Other mortgage-backed securities......     7,945        7,994       7,538        7,557
  Other asset-backed securities.........     3,597        3,549       3,143        3,131
  Redeemable preferred securities.......        92           91         140          140
                                           -------      -------     -------      -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613      $39,799     $38,404      $38,529
                                           =======      =======     =======      =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                2007
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,984       $ 43         $ 14        $ 3,013
U.S. agencies, state and municipal......       487         55            1            541
Foreign governments.....................       160          9            1            168
Corporate...............................    24,348        513          418         24,443
Mortgage-backed securities..............     7,945        121           72          7,994
Asset-backed securities.................     3,597         28           76          3,549
Redeemable preferred securities.........        92          1            2             91
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613       $770         $584        $39,799
                                           =======       ====         ====        =======




                                                                2006
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,433       $ 18         $ 35        $ 2,416
U.S. agencies, state and municipal......       516         44            4            556
Foreign governments.....................       137          5            *            142
Corporate...............................    24,497        455          365         24,587
Mortgage-backed securities..............     7,538         87           68          7,557
Asset-backed securities.................     3,143         17           29          3,131
Redeemable preferred securities.........       140          2            2            140
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $38,404       $628         $503        $38,529
                                           =======       ====         ====        =======



--------

*    Unrealized loss is less than $1 million

     At December 31, 2007, the Company had no outstanding contractual obligations to acquire additional private placement securities. At 2006, the Company had $32 million in contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     At December 31, 2007, there were no investments in bonds that have been non-income producing for the last twelve months. Investments in bonds that have been non-income producing for the last twelve months totaled $4 million at December 31,2006. These investments have been deemed other than temporarily impaired.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EQUITY SECURITIES

     At December 31, 2007 and 2006, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                             COST      GAINS       LOSSES     FAIR VALUE
                                             ----   ----------   ----------   ----------
2007.......................................   $12       $5           $ 2          $15
2006.......................................   $69       $5          $ --          $74


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2007 and 2006 was estimated to be $5,234 million and $4,233 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2007 and 2006, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $106 million and $257 million, respectively, at fixed and floating interest rates ranging from 5.4% to 6.1% in 2007, and fixed and floating interest rates ranging from 3.6% to 7.6% in 2006. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2007               2006
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Residential.................................   $1,322     25.4%   $1,187     28.3%
  Office buildings............................    1,285     24.7%    1,019     24.3%
  Retail facilities...........................      882     16.9%      787     18.8%
  Apartment buildings.........................      895     17.2%      652     15.6%
  Industrial..................................      809     15.5%      514     12.3%
  Other.......................................       15      0.3%       30      0.7%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,208    100.0%   $4,189    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,448     27.8%   $1,091     26.0%
  Pacific.....................................    1,398     26.8%    1,057     25.2%
  South Atlantic..............................    1,131     21.7%      965     23.1%
  Middle Atlantic.............................      982     18.9%      831     19.8%
  New England.................................      244      4.7%      245      5.9%
  Other.......................................        5      0.1%       --       --
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,208    100.0%   $4,189    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2007 and 2006 is summarized below (in millions):

                                                               2007   2006
                                                               ----   ----
Beginning balance............................................   $7     $6
Additions charged to operations..............................    2      1
                                                                --     --
ENDING BALANCE...............................................   $9     $7
                                                                ==     ==



  OTHER INVESTMENTS

     The components of other investments as of December 31, 2007 and 2006 were as follows (in millions):

                                                              2007   2006
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $191   $220
Collateralized third party loans............................   160    147
Limited partnerships/Limited liability companies............   225    152
Derivatives.................................................    44     25
Real estate.................................................    11     10
                                                              ----   ----
  TOTAL OTHER INVESTMENTS...................................  $631   $554
                                                              ====   ====



     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $10 million and $1 million for the years ended December 31, 2007 and 2006, respectively, and were recorded as a component of other comprehensive income in the accompanying Consolidated Balance Sheet.

     Accumulated depreciation on real estate was $6 million and $5 million for December 31, 2007 and 2006, respectively. Depreciation expense for December 31, 2007, 2006 and 2005 totaled less than $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $125 million and $161 million at December 31, 2007 and 2006, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs it manages is limited to its investment in the CDOs.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment.

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant VIEs at December 31, 2007 and 2006 (in millions):

                                                                MAXIMUM
                                                              EXPOSURE TO
                                                                  LOSS
                                                              -----------
                                                              2007   2006
                                                              ----   ----
Asset-backed securitizations................................  $ 25   $ 36
Private placement structured notes..........................    82     86
Other investments:
  Equity in asset-backed securitizations....................    15     23
  Limited partnerships......................................     6     12
                                                              ----   ----
     TOTAL..................................................  $128   $157
                                                              ====   ====



     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary in these VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. The Company's maximum exposure to loss on variable interests in unconsolidated VIEs is limited to the carrying value of the invested assets.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $4 million and $3 million at December 31, 2007 and 2006, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2007, 2006 and 2005 were as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Fixed maturities....................................  $2,308   $2,179   $1,982
Equity securities...................................       8        5        8
Mortgage loans......................................     271      239      206
Policy loans........................................      48       46       44
Other investments...................................      54       32       29
                                                      ------   ------   ------
  Gross investment income...........................   2,689    2,501    2,269
Investment expenses.................................    (111)    (101)     (82)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $2,578   $2,400   $2,187
                                                      ======   ======   ======



     For the years ended December 31, 2007, 2006 and 2005, net investment losses were as follows (in millions):

                                                          2007   2006   2005
                                                          ----   ----   ----
Fixed maturities........................................  $(70)  $(28)   $(3)
Equity securities.......................................     7     (8)     5
Mortgage loans..........................................    (2)    (1)    --
Derivative instruments..................................     5     (6)    (4)
Other investments.......................................    (6)     2      2
                                                          ----   ----    ---
  NET INVESTMENT LOSSES.................................  $(66)  $(41)   $--
                                                          ====   ====    ===



     The net losses on trading securities (both fixed maturities and equity securities) amounted to $4 million for both December 31, 2007 and 2006. For December 31, 2005 the net losses amounted to $12 million. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $100 million, $67 million and $98 million for the years ended December 31, 2007, 2006 and 2005, respectively; and realized losses were $114 million, $100 million and $82 million, respectively.

     Losses from other-than-temporary impairments in fixed maturities (included in net investment losses on fixed maturities above) were $51 million, $3 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Losses from other-than-temporary impairments in equity securities (included in net investment losses on equity securities above) were less than $1 million for December 31, 2007 and $2 million for December 31, 2006. There were no other-than-temporary impairments on equity securities for December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position at December 31, 2007 and 2006 (in millions):

                                                                  2007
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   86      $  1      $   879      $ 13      $   965      $ 14
  U.S. agencies, state and
     municipal...................      --        --           47         1           47         1
  Foreign governments............      19         1            4         *           23         1
  Corporate......................   3,795       152        7,297       266       11,092       418
  Mortgage-backed securities.....   1,186        34        1,540        38        2,726        72
  Asset-backed securities........   1,212        46          876        30        2,088        76
  Redeemable preferred
     securities..................       1         *           44         2           45         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL FIXED MATURITIES.........   6,299       234       10,687       350       16,986       584
                                   ------      ----      -------      ----      -------      ----
EQUITIES**
  Common stock...................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL EQUITIES.................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $6,304      $236      $10,687      $350      $16,991      $586
                                   ======      ====      =======      ====      =======      ====




                                                                  2006
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $  553       $ 5      $ 1,108      $ 30      $ 1,661      $ 35
  U.S. agencies, state and
     municipal...................      80         1           91         3          171         4
  Foreign governments............      15         *           26         *           41         *
  Corporate......................   3,980        57        9,198       308       13,178       365
  Mortgage-backed securities.....   1,579        12        2,197        56        3,776        68
  Asset-backed securities........     644         4        1,019        25        1,663        29
  Redeemable preferred
     securities..................      10         *           52         2           62         2
                                   ------       ---      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............  $6,861       $79      $13,691      $424      $20,552      $503
                                   ======       ===      =======      ====      =======      ====



--------

    * Unrealized loss is less than $1 million.

   ** At December 31, 2006, there were no unrealized losses for equity securities.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of approximately 2,915 different securities. Equity securities comprised the remaining 1% of the Company's unrealized loss amount.

     Fixed maturities that were in an unrealized loss position less than twelve months at December 31, 2007, totaled $234 million or 40% of the Company's unrealized losses for fixed maturities, and securities in an unrealized loss position greater than twelve months totaled $350 million or 60% of the Company's unrealized losses for fixed maturities. Of the total amount of fixed maturities unrealized losses, $426 million or 73% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $158 million or 27% of the Company's total fixed maturities unrealized losses. Change in interest rates, widening of credit spreads, and general market volatility sparked by the subprime credit crisis in 2007 contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized losses as follows:

     U.S. Treasury and U.S. Government Corporations and Agencies. Unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $14 million or 2% of the Company's unrealized losses for fixed maturities, which were spread across 111 securities. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $418 million or 72% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 1,816 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 95% of the security's amortized cost totaled $131 million or 22% of the total unrealized losses for fixed maturities. Corporate spreads widened significantly in the second half of 2007 due to the credit crunch that was sparked by the subprime mortgage crisis. General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors contributed to the unrealized losses. The losses were spread across all industry sectors. The largest sectors with unrealized losses on securities with a fair value below 95% of the security's amortized cost being the Real Estate Investment Trust ($23 million), Finance ($19 million), Banking ($18 million) and Electric Utilities ($16 million). Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 12% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to the widening of credit spreads for mortgage securities in response to the subprime credit crisis. These losses are spread across approximately 530 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $33 million or 46% of the total unrealized losses on mortgage-backed securities. The majority of the Company's holdings (over 99%) are investment grade and management believes all deals remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. The Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $76 million or 13% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are largely due to the declining market for mortgage related securities in reaction to the subprime credit crisis. These losses are spread across approximately 442 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $50 million or 66% of the total unrealized losses for asset-backed securities. The Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

     The amounts for the years ended December 31, 2007, 2006 and 2005 are as follows (in millions):

                                                        2007    2006    2005
                                                        ----   -----   -----
Net unrealized investment gains, beginning of the
  year................................................  $ 77   $ 231   $ 653
                                                        ----   -----   -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period..............................    41    (217)   (578)
     Less: Reclassification adjustments for gains
       (losses) included in net income................    15      (1)     60
                                                        ----   -----   -----
     Change in net unrealized investment gains
       (losses), net of adjustments...................    26    (216)   (638)
Impact of net unrealized investment gains (losses) on:
  DAC.................................................   (14)     55     201
  Policyholders' account balances and future policy
     benefits.........................................     9       4     (10)
  Other assets (deferred sales inducements)...........    (3)      3      25
                                                        ----   -----   -----
Change in net unrealized investment gains (losses)....    18    (154)   (422)
                                                        ----   -----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR..........  $ 95   $  77   $ 231
                                                        ====   =====   =====



     Net unrealized investment gains (losses) arising during the period reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $22 million, $(117) million and $(311) million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $8 million, less than $(1) million and $32 million, respectively.

     DAC in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax (benefit) expense of $(8) million, $29 million and $108 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $5 million, $2 million and $(5) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax (benefit) expense of $(1) million, $2 million, and $14 million, respectively.

     The components of net unrealized investment gains reported in other comprehensive income at December 31, 2007, 2006 and 2005 are as follows (in millions):

                                                        2007   2006    2005
                                                        ----   ----   -----
Net unrealized investment gains.......................  $177   $137   $ 473
Impact of net unrealized investment gains on:
  DAC.................................................   (41)   (19)   (103)
  Policyholders' account balance and future policy
     benefits.........................................     9     (5)    (11)
  Other assets (deferred sales inducements)...........     1      5      (1)
  Deferred taxes......................................   (51)   (41)   (127)
                                                        ----   ----   -----
TOTAL NET UNREALIZED INVESTMENT GAINS.................  $ 95   $ 77   $ 231
                                                        ====   ====   =====



NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2007 and 2006 were as follows (in millions):

                                                            2007      2006
                                                          -------   -------
Deferred annuities......................................  $23,950   $23,243
Universal life contracts................................   18,180    17,549
Supplementary contracts without life contingencies......      287       263
Unearned revenue liability..............................      270       245
Other...................................................      108         9
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $42,795   $41,309
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. For deferred annuities, supplementary contracts without life contingencies, and other deposit type contracts, account value approximates fair value.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     Included in other is the fair value of embedded derivatives related to guaranteed minimum accumulation benefits ("GMAB") on deferred annuity contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2007:

PRODUCT                             INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                             -------------    ----------------------------
Deferred annuities................  2.25% to 8.00%   Surrender charges 0% to
                                                     10% for up to 10 years.
Universal life contracts..........  3.05% to 5.76%   Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%            No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2007 and 2006 were as follows (in millions):

                                                             2007     2006
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  968   $1,055
  Other life..............................................      75       66
                                                            ------   ------
       Total life insurance...............................   1,043    1,121
Individual and group payout annuities.....................   1,680      927
Other contract liabilities................................      43       39
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $2,766   $2,087
                                                            ======   ======



     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2007:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------               -------------           -----------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level
  Taiwan business-                 estimates at time of                            premium reserve
  100% coinsured                   policy issuance with                            taking into
                                   provision for adverse                           account death
                                   deviations ("PAD").                             benefits, lapses
                                                                                   and maintenance
                                                                                   expenses with
                                                                                   PAD.
Individual and group payout        Based upon best         4.30% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a
                                   PAD.                                            rate expected at
                                                                                   issue with PAD.


  GUARANTEED MINIMUM BENEFITS

     At December 31, 2007 and 2006, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greater of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2007 and 2006 for GMDB and GMAB ($ in millions):

                                                                  2007
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,635            $1,808           $13,989
Net amount at risk......................       $   11            $    5           $   168
Average attained age of
  contractholders.......................           56                --                56



                                                                  2006
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,962            $1,281           $13,456
Net amount at risk......................       $   16            $    1           $   177
Average attained age of
  contractholders.......................           56                --                56


     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2005...........................   $23    $ 3    $ 26
  Incurred guarantee benefits........................    12      6      18
  Paid guarantee benefits............................    (5)    --      (5)
                                                        ---    ---    ----
Balance at December 31, 2005.........................    30      9      39
  Incurred guarantee benefits........................     4     (2)      2
  Paid guarantee benefits............................    (3)    --      (3)
                                                        ---    ---    ----
Balance at December 31, 2006.........................    31      7      38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                        ---    ---    ----
BALANCE AT DECEMBER 31, 2007.........................   $42    $72    $114
                                                        ===    ===    ====



     For GMAB, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2007 and 2006:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 0.77% to 7.50% for 2007 and 7.02% to 7.24% for 2006.

     - Volatility assumption was 14.62% for 2007 and 14.58% for 2006.

     - Mortality was assumed to be 91%, and 93% of the A2000 table for 2007 and 2006, respectively.

     - Lapse rates vary by contract type and duration and range from 0.5% to 30%, with an average of 12% for 2007, and 0% to 18%, with an average of 8% for 2006.

     - Discount rates ranged from 5.26% to 7.61% for 2007 and 6.01% to 7.61% for 2006.

     GMABs are considered to be derivatives under SFAS No. 149, and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income.

     The following table presents the aggregate fair value of assets at December 31, 2007 and 2006, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2007               2006
                                              ----------------   ----------------
INVESTMENT FUND OPTION:                         GMDB     GMAB      GMDB     GMAB
-----------------------                       -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 9,326   $1,169   $ 8,897   $  918
  Fixed income..............................    2,148      184     2,413      173
  Balanced..................................    2,063      162     1,830      110
General Account.............................    5,087      293     4,278       80
                                              -------   ------   -------   ------
     TOTAL..................................  $18,624   $1,808   $17,418   $1,281
                                              =======   ======   =======   ======



  SOP 03-1 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-1 provides guidance for calculating additional liabilities for contracts with certain insurance benefit features. These certain insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, SOP 03-1 primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an insurance benefit feature to be the excess of expected mortality over all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table summarizes the SOP 03-1 liability for individual life products reflected in the general account in future policy benefits at December 31, 2007 and 2006 (in millions):

                                                               2007   2006
                                                               ----   ----
Beginning balance............................................   $23    $15
Net liability increase.......................................     6      8
                                                                ---    ---
Ending balance...............................................   $29    $23
                                                                ===    ===



NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains nineteen separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2007 and 2006 are as follows (in millions):

                                                            2007      2006
                                                          -------   -------
Registered..............................................  $18,340   $16,204
Non-registered..........................................      753       375
                                                          -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.........................  $19,093   $16,579
                                                          =======   =======



NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2007, 2006 and 2005 was as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Balance at beginning of year........................  $3,310   $2,978   $2,437
  Cumulative effect of change in accounting
     principle, pre tax (SOP 05-1)..................      15       --       --
                                                      ------   ------   ------
  Balance at beginning of year, as adjusted.........   3,325    2,978    2,437
  Current year additions............................     560      593      572
  Amortized during year.............................    (432)    (345)    (340)
                                                      ------   ------   ------
  Balance at end of year before related
     adjustments....................................     128      248      232
  Adjustment for change in unrealized investment
     gains..........................................     (22)      84      309
                                                      ------   ------   ------
  BALANCE AT END OF YEAR............................  $3,431   $3,310   $2,978
                                                      ======   ======   ======



     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 05-1 effective January 1, 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                         2007   2006   2005
                                                         ----   ----   ----
Balance at beginning of year...........................  $228   $230   $195
  Cumulative effect of change in accounting principle,
     pre-tax (SOP 05-1)................................     6     --     --
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   234    230    195
  Current year additions...............................    90     37     30
  Amortized during year................................   (48)   (44)   (34)
  Adjustment for change in unrealized investment
     gains.............................................    (4)     5     39
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $272   $228   $230
                                                         ====   ====   ====



     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 05-1 effective January 1, 2007.

NOTE 8 -- INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                         2007   2006   2005
                                                         ----   ----   ----
Current:
  Federal..............................................  $154   $ 85   $119
  State and local......................................     4      1      3
                                                         ----   ----   ----
                                                          158     86    122
Deferred:
  Federal..............................................     1     52     16
                                                         ----   ----   ----
INCOME TAX EXPENSE.....................................  $159   $138   $138
                                                         ====   ====   ====



     The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2007 and 2006 are as follows (in millions):

                                                              2007    2006
                                                             ------   ----
Deferred tax assets:
  Future policyholder benefits.............................  $  669   $623
  Employee and agents benefits.............................      61     62
  Other....................................................      16      1
                                                             ------   ----
     Gross deferred tax assets.............................     746    686
                                                             ------   ----
Deferred tax liabilities:
  DAC......................................................     964    952
  Investments..............................................      60     44
                                                             ------   ----
     Gross deferred tax liabilities........................   1,024    996
                                                             ------   ----
       NET DEFERRED TAX LIABILITY..........................  $  278   $310
                                                             ======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2007, 2006 and 2005:

                                                       2007      2006      2005
                                                       ----      ----      ----
Statutory Federal income tax rate....................  35.0%     35.0%     35.0%
Tax exempt income....................................  (4.7)%    (4.9)%    (3.8)%
Audit liability provision............................   2.8%       --       0.5%
Other................................................  (0.3)%    (0.3)%     0.3%
                                                       ----      ----      ----
EFFECTIVE TAX RATE...................................  32.8%     29.8%     32.0%
                                                       ====      ====      ====



     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2007 and 2006, the Company had recorded an income tax (payable)/receivable from New York Life of $(95) million and $5 million, respectively, included in other liabilities and other assets in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and has begun auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2007 is as follows (in millions):

                                                                   TOTAL
                                                               UNRECOGNIZED
                                                               TAX BENEFITS
                                                               ------------
BALANCE AT JANUARY 1, 2007 (DATE OF ADOPTION OF FIN NO. 48)..      $ 94
Reductions for tax positions of prior years..................        (1)
Additions for tax positions of current year..................        14
                                                                   ----
BALANCE AT DECEMBER 31, 2007.................................      $107
                                                                   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate is $42 million. The Company classifies interest and penalties related to tax uncertainties as income tax expense. Total interest and penalties for the year ended December 31, 2007 aggregated $10 million and is included in income tax expense in the accompanying Consolidated Statement of Income. At December 31, 2007, the Company had accrued $33 million of liabilities for tax-related interest, which is reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention. Currently the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 72% and 69% of the reinsurance ceded to non-affiliates at December 31, 2007 and 2006, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to Creditworthiness of the Obligor under those Instruments", the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $4 million and $3 million for December 31, 2007 and 2006, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $1 million, $3 million and $0 million for the year ended December 31, 2007, 2006 and 2005, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the year ended December 31, 2007, 2006 and 2005, $44 million, $54 million and $20 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2007, 2006 and 2005 was as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  317   $  341   $  387
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  204   $  210   $  266
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  110   $  130   $  117
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,455   $5,238   $5,020
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,349   $5,089   $4,821
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $  126   $  170   $  224
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                        2007    2006    2005
                                                        ----   ------   ----
Amounts recoverable from reinsurer....................  $968   $1,055   $961
Premiums ceded........................................  $121   $  158   $127
Benefits ceded........................................  $214   $   81   $ 69


     The effects of all reinsurance for the years ended December 31, 2007, 2006 and 2005 were as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Premiums:
  Direct............................................  $  976   $  723   $  265
  Assumed...........................................       1        1        1
  Ceded.............................................    (122)    (159)    (128)
                                                      ------   ------   ------
Net premiums........................................  $  855   $  565   $  138
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  515   $  509   $  530
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  206   $  214   $  276
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  522   $  350   $  312
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   11   $    8   $   10
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,601   $6,432   $6,090
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,379   $5,114   $4,844
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $  126   $  170   $  224
                                                      ------   ------   ------



NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate and equity options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold is lowered with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     The following table presents the notional and fair value of derivative financial instruments for the years ended December 31, 2007 and 2006 (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2007               2006
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Interest rate swaps...........................   $ 1,183    $ 12    $ 2,549    $11
Currency swaps................................       129     (14)       101     (5)
Equity options................................       315      19        315     11
Interest rate options.........................    19,050      27      9,500      8
Credit default swaps..........................         1      --         --     --
                                                 -------    ----    -------    ---
  TOTAL.......................................   $20,678    $ 44    $12,465    $25
                                                 =======    ====    =======    ===



     The notional and fair value amounts by type of hedge designation for the years ended December 31, 2007 and 2006 is as follows (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2007               2006
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Fair value hedges.............................   $    --    $--     $    --    $--
Cash flow hedges..............................       245     --         242      4
Non-qualifying derivatives....................    20,433     44      12,223     21
                                                 -------    ---     -------    ---
  TOTAL.......................................   $20,678    $44     $12,465    $25
                                                 =======    ===     =======    ===



     For the years ended December 31, 2007 and 2006, there were no net investment (losses) gains related to the ineffective portion of fair value hedges.

     During 2007 and 2006, there were no fair value hedges that discontinued hedge accounting treatment due to ineffectiveness.

     Presented below is a roll forward of the components of other comprehensive
(loss) income before taxes related to cash flow hedges (in millions):

                                                           2007   2006   2005
                                                           ----   ----   ----
Other comprehensive income balance at the beginning of
  the year...............................................   $ 2    $ 7    $ 8
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges..................    (5)    (7)    (1)
Losses (gains) reclassified to net income................     1      2     --
                                                            ---    ---    ---
Other comprehensive (loss) income balance at the end of
  the year...............................................   $(2)   $ 2    $ 7
                                                            ===    ===    ===



     The ineffective portion of cash flow hedges was less than $1 million for the years ended December 31, 2007, 2006, and 2005. All components of each derivative's gains or losses were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

SFAS No. 149. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     For cash flow hedges, the estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2007 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $(1) million.

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate corridor and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses. For the years ended December 31, 2007, 2006 and 2005, the Company included in net investment losses in the accompanying Consolidated Statement of Income $16 million, $(6) million and $(3) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

     As of December 31, 2007 and 2006, there were no embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company has received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $6 million, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2007 and 2006, $1,625 million and $971 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2007 and 2006, the Company recorded cash collateral received under these agreements of $1,656 million and $1,014 million, respectively, and established a

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2007 and 2006, respectively.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2007 and 2006, the Company had agreements to purchase and resell securities totaling $682 million and $377 million at an average coupon rate of 4.20% and 5.26%, respectively. At December 31, 2007, the Company had agreements to sell and repurchase securities totaling $2 million at an average coupon rate of 4.50%. At December 31, 2006, the Company did not have any agreements to sell and repurchase securities. Under these agreements to sell and repurchase, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability reported in the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $629 million, $624 million and $590 million for the years ended December 31, 2007, 2006 and 2005, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. The Company's share of expenses associated with the lease of the aircraft was $1 million for each of the years ended December 31, 2007, 2006 and 2005. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2007, 2006 and 2005, the total cost for these services amounted to $41 million, $40 million and $37 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2007, 2006 and 2005 of $17 million, $15 million, and $13 million, respectively.

     At December 31, 2007 and 2006, the Company had a net liability of $197 million and $239 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2007 and 2006, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,468 million and $4,240 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.37%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2007 and 2006, the amount of outstanding reserves on these contracts included in future policy benefits was $184 million and $183 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $111 million, $92 million and $86 million, for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2007 or December 31, 2006.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2007 and 2006, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2007 and 2006 there was no outstanding balance due to Capital Corporation. Interest expense for 2007, 2006 and 2005 was $1 million, $5 million, and $2 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2007 and 2006, the Company had recorded a receivable from MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2007, 2006 and 2005.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $15 million, $14 million and $17 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has issued various Corporate Owned Life policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2007 and 2006, the Company recorded liabilities of approximately $2,305 million and $2,135 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2007 and 2006, policyholders' account balances and separate account liabilities related to these policies aggregated $313 million and $305 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2007, 2006 and 2005, the Company recorded commission and fee expense to NYLINK agents of $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $146 million, $78 million and $85 million during 2007, 2006 and 2005, respectively.

     Total interest paid was $17 million, $18 million and $19 million during 2007, 2006 and 2005, respectively.

     Non-cash investing transactions were $4 million, $35 million and $13 million for the years ended December 31, 2007, 2006 and 2005, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2007 and 2006, statutory stockholder's equity was $2,650 million and $2,324 million, respectively. Statutory net income for the years ended December 31, 2007, 2006 and 2005 was $289 million, $252 million and $231 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend in 2007. The Company declared and paid a $12 million dividend to its sole shareholder New York Life for December 31, 2006. As of December 31, 2007, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $1,215 million. The maximum amount of dividends that may be paid in 2008 without prior approval is $348 million.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flow present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 2 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP

New York, New York
March 19, 2008

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.

            All required financial statements are included in Part B of this Registration Statement.
b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing the establishment of the Separate Account - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), Filed 7/3/03 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No.033-87382), and incorporated herein by reference.

(3)(c) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(4)(a) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(b) Specimen Policy for LifeStages Elite Variable Annuity and MainStay Elite Variable Annuity (No. 203-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Specimen Policy for LifeStages Elite Variable Annuity Exhibit
                 (4)(b) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No.333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(c) Annual Death Benefit Reset Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(c) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(d) Enhanced Beneficiary Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(d) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No.333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(e) Investment Protection Plan Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(b) to Post-Effective Amendment No.6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 2/18/99 and incorporated herein by reference.

(4)(f) Unemployment Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(g) UPromise Account Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(g) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(h) Living Needs Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(i) Specimen Policy for LifeStages Premium Plus Elite Variable Annuity (204-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(i) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(5)(a) Form of Application for a policy for LifeStages Elite Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(5)(b) Form of Application for a policy for MainStay Elite Variable Annuity - Flexible Premium - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(b) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

(5)(c) Form of Application for a policy for MainStay Elite Variable Annuity - Single Premium - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

(5)(d) Form of Application for LifeStages Deferred Variable Annuities (204-953) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96 and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(n) 12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(o) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(p) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(x) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T,
                 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective
                 Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement between Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z) Form of Distribution and Service Agreement, Class A Shares between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc.- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.


8(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

8(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

8(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

8(d)(d) Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(e)(e) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(f)(f) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(g)(g) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(9)(a) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.

(10)(b) Powers of Attorney for Christopher O. Blunt, Director, Senior Vice President and Chief Operating Officer, of NYLIAC - filed herewith.


(10)(c) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(10)(d) Powers of Attorney for Frank M. Boccio, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(c) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(10)(e) Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(10)(f) Powers of Attorney for Theodore A. Mathas, Chairman and President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(g) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(10)(g) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(10)(h) Powers of Attorney for Angelo J. Scialabba, First Vice President and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(k) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(10)(i) Powers of Attorney for Arthur H. Seter, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(l) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(10)(j) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(n) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(10)(k) Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(o) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(10)(l) Powers of Attorney for Seymour Sternberg, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(p) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-130068), filed 8/30/06 and incorporated herein by reference.


(11)             Not applicable.

(12)             Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Christopher O. Blunt      Director, Senior Vice President and Chief Operating Officer
Frank M. Boccio           Director and Senior Vice President
Solomon Goldfinger        Director and Senior Vice President
John R. Meyer             Director and Senior Vice President
Joel M. Steinberg         Director, Senior Vice President and Chief Financial Officer
Arthur H. Seter           Director
Michael E. Sproule        Director
Seymour Sternberg         Director
Gary E. Wendlandt         Senior Executive Vice President
Eileen T. Slevin          Senior Vice President and Chief Information Officer
John A. Cullen            Senior Vice President
Tony H. Elavia            Senior Vice President
Thomas F. English         Senior Vice President and General Counsel
Melvin J. Feinberg        Senior Vice President
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J, Miller            Senior Vice President
Anthony Malloy            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Frank J. Ollari           Senior Vice President
Paul Pasteris             Senior Vice President in charge of Retirement Income
Robert D. Rock            Senior Vice President and Chief Investment Officer
Eric S. Rubin             Senior Vice President
Richard C. Schwartz       SVP and Senior Investment Manager for Derivative Transactions
Stephen N. Steinig        Senior Vice President and Chief Actuary (also designated Appointed Actuary)
Mark W.Talgo              Senior Vice President
Sara Badler               First Vice President and Deputy General Counsel
Patricia Barbari          First Vice President
Joseph Bennett            First Vice President
Michael J. Oliviero       First Vice President - Tax
Angelo J. Scialabba       First Vice President and Controller
Gary W. Scofield          First Vice President and Deputy Chief Actuary
Thomas J. Troeller        First Vice President and Actuary
Stephen A. Bloom          Vice President and Chief Underwriter
David Boyle               Vice President
William J. Burns          Vice President
Karen E. Dann             Vice President
Kathleen A. Donnelly      Vice President
Robert J. Hynes           Vice President
Minas C. Joannides        Vice President and Medical Director
Mario Lazzaro             Vice President
Edward P. Linder          Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Jacqueline A. O'Leary     Vice President
Nicholas Pasyanos         Vice President and Actuary (also designated Illustration Actuary)
Linda M. Reimer           Vice President and Associate General Counsel
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
James R. Vavra            Vice President
Robin Wagner              Vice President
Elaine Williams           Vice President
Richard J. Witterschein   Vice President and Assistant Treasurer
Robert Ziegler            Vice President
Richard W. Zuccaro        Vice President-Tax

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Tribeca Holdings II LLC                                           Delaware

     Bluewater Holdings II LLC                                         Delaware

     Gramercy Holdings II LLC                                          Delaware

     Pacific Square Investments LLC                                    Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies LLC                                              Delaware

--------

          (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     Monetary Research Ltd.                                            Bermuda
     NYL Management Limited                                            United Kingdom
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)

     NYLIFE Securities LLC                                                 Delaware

     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         New York Life Capital Partners IV GenPar GP, LLC              Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
         NYLIM Mezzanine Partners II GenPar, GP, LLC                   Delaware
         DYLCAP Select Manager GenPar GP, LLC                          Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
         NYLIM Europeon Equity Market Neutral Fund GP, LLC             Delaware
         NYLIM Asian Equity Market Neutral Fund GP, LLC                Delaware
         NYLIM U.S. Large-Cap Core 130/30 Fund GP, LLC                 Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited (4)
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
NYL Wind Investments LLC                                               Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
Tribeca Holdings I LLC                                                 Delaware
Bluewater Holdings I LLC                                               Delaware
Gramercy Holdings I LLC                                                Delaware
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
NYMH-Plano GP, LLC                                                     Delaware
NYMH-Freeport GP, LLC                                                  Delaware
NYMH-Ennis GP, LLC                                                     Delaware
NYMH-San Antonio GP, LLC                                               Delaware
NYMH-Taylor GP, LLC                                                    Delaware
NYMH-Stephenville GP, LLC                                              Delaware
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware
NYLIFE Real Estate Holdings LLC                                        Delaware
    Huntsville NYL LLC                                                 Delaware

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of January 31, 2008, there were approximately 21,484 owners of Qualified Policies and 5,659 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account - IV.


ITEM 28. INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC VLI Separate Account
          Eclipse Funds
          Mainstay Funds
          Mainstay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds


      (b) Directors and Officers.

      The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers   Positions and Offices with Underwriter
-------------------------------   ------------------------------------------
Stephen P. Fisher                 Manager, President and Chief Operating Officer
Christopher O. Blunt              Manager and Executive Vice President, Life and Annuity Distribution
Robert E. Brady                   Manager and Managing Director, Operations
John A. Cullen                    Manager
Barry A. Schub                    Manager
Scott L. Berlin                   Executive Vice President, Non-COLI Variable Life Distribution
Robert J. Hebron                  Executive Vice President, COLI Distribution
John R. Meyer                     Executive Vice President, Variable Annuity and Agency Mutual Funds
                                  Distribution
Thomas A. Clough                  Senior Managing Director, Retirement Services
Barbara McInerney                 Senior Managing Director, Compliance
Alison H. Micucci                 Senior Managing Director, Compliance
Donald A. Salama                  Senior Managing Director, Retirement Services
Michael D. Coffey                 Managing Director, Mutual Funds - NYIM Product Distribution
Philip L. Gazzo                   Managing Director, Mutual Funds - Outside Broker-Dealer Distribution
Mark A. Gomez                     Managing Director and Chief Compliance Officer
Joseph J. Henehan                 Managing Director, Retirement Services
Edward P. Linder                  Managing Director, Variable Annuity and Agency Mutual Funds
                                  Distribution
Marguerite E. H. Morrison         Managing Director and Secretary
Christopher V. Parisi             Managing Director, Mutual Funds National Sales
Stephen C. Fiacco                 Director, Mutual Funds - Outside Broker Dealer Distribution
Jennifer D. Tarsney               Director, National Accounts
Marianna Wekow                    Director, National Accounts
Albert W. Leier                   Vice President - Financial Operations and Treasurer
David F. Boyle                    Vice President, COLI Wholesaling
Karen E. Dann                     Vice President, Variable Annuity Key Accounts - Bank Distribution
John J. Ogara                     Vice President, Variable Life Wholesaling - Agency Distribution
Mark L. Gudelski                  Vice President, National Accounts
Linda M. Howard                   Vice President, Compliance
Robert F. Meredith                Vice President, Variable Annuity and Mutual Funds Wholesaling - Agency
                                  Distribution
Andrew N. Reiss                   Vice President, Variable Annuity Wholesaling - Bank Distribution
John Vaccaro                      Vice President, Compliance
James R. Vavra                    Vice President, Non-COLI Variable Life Wholesaling - Outside Distribution
Richard W. Zuccaro                Vice President, Tax

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT SERVICES - Not applicable.

ITEM 32. UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-IV, hereby represents that the fees and charges deducted under the New York Life Elite Variable Annuity, New York Life Elite Variable Annuity (formerly MainStay Elite Variable Annuity) and New York Life Premium Plus Elite Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 10th day of April, 2008.




                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-IV
                                                   (Registrant)

                                              By:  /s/ Karen E. Dann
                                                   -----------------------------
                                                   Karen E. Dann
                                                   Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)


                                              By:  /s/ Karen E. Dann
                                                   -----------------------------
                                                   Karen E. Dann
                                                   Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

     Scott L. Berlin*               Director

     Christopher O. Blunt@          Director

     Frank M. Boccio*               Director

     Solomon Goldfinger*            Director

     Theodore A. Mathas*            Chairman and President (Principal Executive
                                    Officer)

     John R. Meyer*                 Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director and Chief Financial Officer

     Seymour Sternberg*             Director


By:       /s/ Karen E. Dann
      ----------------------------------
      Karen E. Dann
      Attorney-in-Fact
      April 10, 2008



*   Pursuant to Powers of Attorney previously filed.

@   Pursuant to Powers of Attorney filed herewith.

                                Exhibit Index


Exhibit Number                   Description
------------                     -----------
  (9)(a)       Opinion and consent of Thomas F. English, Esq.

 (10)(a)       Consent of PricewaterhouseCoopers LLP

 (10)(b)       Powers of Attorney, Christopher O. Blunt